     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2001


                                                       REGISTRATION NOS. 2-98755
                                                                        811-4350
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 30

                                      AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 31

                               MARKET STREET FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              103 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 791-1700

                            ------------------------

                                                                  COPY TO:
            JAMES BERNSTEIN, ESQ.                          STEPHEN E. ROTH, ESQ.
              MARKET STREET FUND                      SUTHERLAND ASBILL & BRENNAN LLP
         1000 CHESTERBROOK BOULEVARD                   1275 PENNSYLVANIA AVENUE, N.W.
               BERWYN, PA 19312                             WASHINGTON, DC 20004
   (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[ ]  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[X]  ON MAY 1, 2001 PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ]  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485
[ ]  ON [DATE] PURSUANT TO PARAGRAPH (a)(1) OF RULE 485
[ ]  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
[ ]  ON [DATE] PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


TITLE OF SECURITIES: SHARES OF BENEFICIAL INTEREST


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               MARKET STREET FUND



                                   PROSPECTUS



                                  May 1, 2001



                            [ ]  All Pro Broad Equity Portfolio



                            [ ]  All Pro Large Cap Growth Portfolio



                            [ ]  All Pro Large Cap Value Portfolio



                            [ ]  All Pro Small Cap Growth Portfolio



                            [ ]  All Pro Small Cap Value Portfolio



                            [ ]  Equity 500 Index Portfolio



                            [ ]  International Portfolio



                            [ ]  Mid Cap Growth Portfolio



                            [ ]  Balanced Portfolio



                            [ ]  Bond Portfolio



                            [ ]  Money Market Portfolio


This prospectus provides essential information about these portfolios. For your benefit and protection, please read it and keep it for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED SHARES OF THE FUND OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

15732A 5.01

                               TABLE OF CONTENTS


OVERVIEW....................................................             1
INTRODUCTION TO THE ALL PRO PORTFOLIOS......................             3
  All Pro Broad Equity Portfolio............................             6
  All Pro Large Cap Growth Portfolio........................             8
  All Pro Large Cap Value Portfolio.........................            10
  All Pro Small Cap Growth Portfolio........................            12
  All Pro Small Cap Value Portfolio.........................            14
ABOUT THE OTHER PORTFOLIOS..................................            17
  Equity 500 Index Portfolio................................            17
  International Portfolio...................................            18
  Mid Cap Growth Portfolio..................................            20
  Balanced Portfolio........................................            22
  Bond Portfolio............................................            24
  Money Market Portfolio....................................            26
RISKS OF INVESTING IN THE PORTFOLIOS........................            28
INVESTMENTS AND TECHNIQUES..................................            32
MANAGEMENT..................................................            39
DESCRIPTION OF THE FUND'S SHARES............................            46
REORGANIZATION..............................................            48
APPENDIX A -- TERMS USED IN THIS PROSPECTUS.................           A-1
APPENDIX B -- FINANCIAL HIGHLIGHTS..........................           B-1
ADDITIONAL INFORMATION ABOUT THE FUND.......................    Back Cover

                                    OVERVIEW



This prospectus describes eleven Portfolios offered by the Fund. Each Portfolio is a separate investment portfolio with its own investment objective, policies, restrictions, and risks. An investor should consider each Portfolio separately to determine if it is an appropriate investment. There is no assurance that a Portfolio will achieve its investment objective, and investors should not consider any one Portfolio alone to be a complete investment program. As with any mutual fund, there is a risk that an investor could lose money by investing in a Portfolio.



The different types of securities, investments, and investment techniques that each Portfolio uses all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation. Moreover, an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (see MARKET RISK), or the risk that the price of a particular issuer's stock may decline due to its financial results (see FINANCIAL RISK). With respect to debt securities, the risk exists that the issuer of the security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (see CREDIT RISK, a type of FINANCIAL RISK). In addition, the value of debt and other income bearing securities generally rises and falls inversely with prevailing current interest rates (see INTEREST RATE RISK, a type of MARKET RISK). As described below, an investment in certain Portfolios entails special additional risks because the Portfolios may invest a substantial portion of their assets in foreign investments or securities of issuers in new or emerging industries. See "Risks of Investing in the Portfolios," below.


The following chart provides a brief outline of the relative principal characteristics of each Portfolio:


                               MARKET STREET FUND





        NAME OF             GROWTH         INCOME      SHORT-TERM              TYPICAL
       PORTFOLIO           POTENTIAL     POTENTIAL        RISK               INVESTMENTS
-----------------------  -------------  ------------  -------------    -----------------------
All Pro Broad Equity...  High           Low           High             Equity securities of
                                                                       U.S. companies
All Pro Large Cap        High           Low           High             Equity securities of
Growth.................                                                large U.S. companies
All Pro Large Cap        High           Low           High             Equity securities of
Value..................                                                large U.S. companies
All Pro Small Cap        High           Low           High             Equity securities of
Growth.................                                                small U.S. companies
All Pro Small Cap        High           Low           High             Equity securities of
Value..................                                                small U.S. companies
Equity 500 Index.......  High           Low           High             Equity securities of
                                                                       large U.S. companies
International..........  High           Low           High             Equity securities of
                                                                       foreign issuers
Mid Cap Growth.........  High           Low           High             Equity securities of
                                                                       mid cap U.S. companies
Balanced...............  Moderate-High  Low-Moderate  Moderate-High    Equity and debt
                                                                       securities

Bond...................  Moderate       Moderate      Moderate         Income bearing debt
                                                                       securities
Money Market...........  None           Low-Moderate  Low              Money market
                                                                       instruments

Each Portfolio's investment objective is fundamental and may not be changed unless by a vote of a majority of the outstanding voting shares of the Portfolio. Each Portfolio's investment policies are not fundamental and may be changed by the Fund's board of trustees (the "Board") without shareholder approval, unless otherwise stated in this Prospectus or the statement of additional information ("SAI").


Notwithstanding the applicable investment objective, in unusual market conditions, for temporary defensive purposes, all or part of each Portfolio's assets may be invested in cash and/or money market instruments of the type in which the Money Market Portfolio may invest. To the extent that a Portfolio adopts a temporary defensive position, the Portfolio may not achieve its investment objective.

SHARES OF THE FUND AND THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, BUT IT IS POSSIBLE, ALTHOUGH UNLIKELY, THAT THE PORTFOLIO MAY NOT BE ABLE TO DO SO. AN INVESTMENT IN THE FUND AND THE PORTFOLIOS IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF MONEY INVESTED.

Shares of the Portfolios are available only through the purchase of certain variable life insurance and variable annuity contracts (the "variable contracts") issued by various life insurance companies, some of which may be affiliated persons of the Portfolios. This prospectus should be read in conjunction with the separate prospectus for each separate account and its related contract and retained for future reference.

See "Appendix A -- Terms Used in This Prospectus" for more information about some of the terms we use in this prospectus.

                     INTRODUCTION TO THE ALL PRO PORTFOLIOS


THE ALL PRO ADVANTAGE


The Fund currently offers five All Pro Portfolios, each of which seeks long-term capital appreciation. The All Pro Portfolios differ from the other Portfolios in that the investment adviser, Market Street Investment Management Company ("MSIM" or the "adviser"), has selected a unique team of investment subadvisers for each All Pro Portfolio, and each subadviser manages a segment of the relevant All Pro Portfolio's assets. MSIM uses a manager-of-managers strategy to seek out managers with a niche investment management specialty rather than those who try to be all things to all clients.


Except for the All Pro Broad Equity Portfolio, each All Pro Portfolio represents a specific domestic equity style discipline (at times, the "single-style" disciplines). Each All Pro Portfolio has a specific style benchmark index developed by Wilshire Associates, Inc. ("Wilshire"). The All Pro Broad Equity Portfolio represents a blend of the four domestic equity single-style disciplines used by the four other All Pro Portfolios. The five All Pro Portfolios include the following:

     - All Pro Broad Equity Portfolio

     - All Pro Large Cap Growth Portfolio

     - All Pro Large Cap Value Portfolio

     - All Pro Small Cap Growth Portfolio

     - All Pro Small Cap Value Portfolio

The four single-style All Pro Portfolios differ from the All Pro Broad Equity Portfolio in that the All Pro Broad Equity Portfolio blends each of the four single-style disciplines. Thus, the All Pro Broad Equity Portfolio invests in both LARGE and SMALL capitalization stocks that are both GROWTH-ORIENTED and VALUE-ORIENTED.

The four single-style All Pro Portfolios differ from each other in that two of these Portfolios invest principally in securities of companies with relatively large market capitalizations, while the other two Portfolios invest principally in securities of companies with relatively small market capitalizations. Within each pair of single-style Portfolios, one of these Portfolios pursues the investment objective through "growth-oriented" investments, and the other Portfolio pursues the investment objective through "value-oriented" investments.

GROWTH-ORIENTED INVESTMENTS involve seeking securities of issuers with above-average recent earnings growth rates and what a subadviser views as a reasonable likelihood of maintaining these rates in the foreseeable future.

VALUE-ORIENTED INVESTMENTS involve seeking securities that appear attractive on a dividend discount model or other valuation analysis or can be acquired for less than what a subadviser believes is the issuer's intrinsic value.

     GROWTH STOCKS:

        - Generally exhibit higher than median price-to-earnings and price-to-book ratios but below-average dividend yields;

        - Are securities of well-established issuers with a strong competitive position within their industry or less-established issuers with a competitive position within a very strong industry;

        - Are considered by many to be relatively aggressive given their valuation by the marketplace; and

        - Are, in some cases, high-volatility "momentum" stocks.

     VALUE STOCKS:

        - Generally exhibit lower than median price-to-earnings and price-to-book ratios but above-average dividend yields;

        - Are considered by many to be relatively conservative given their valuation by the marketplace; and

        - May involve "special situation" companies, such as companies with management changes, corporate or asset restructuring, or significantly undervalued assets.

Each All Pro Portfolio seeks to achieve its objective by combining the talents of multiple institutional investment management firms. MSIM has retained Wilshire, an independent and highly regarded investment consulting firm, to assist MSIM in identifying potential subadvisers and performing the quantitative analysis necessary to assess these subadvisers' styles and performance.

Wilshire:

     - Begins with a universe of over 1,000 independent institutional investment management firms;

     - Through this process, identifies the expertise of investment management firms that rarely are available to the owners of other registered products; and

     - Assists MSIM by conducting intensive research and due diligence to ensure that highly qualified and experienced managers are recommended and blended together according to their asset class styles and management strategies.

MSIM selects investment subadvisers believed to be well suited to an All Pro Portfolio according to that Portfolio's investment objective and strategies and the subadviser's management style. MSIM then assigns each subadviser a prescribed percentage of each All Pro Portfolio's assets to manage. These combinations are optimized for each All Pro Portfolio in order to control the risk exposure as compared to the All Pro Portfolio's target benchmark. Moreover, MSIM believes that multiple managers can contribute to diversification of investment risk in an All Pro Portfolio. Rebalancing of an All Pro Portfolio's cashflows to the targeted percent allocations is performed as frequently as daily if necessary.

On an ongoing basis, MSIM and Wilshire monitor the performance, style, and continuity of management of the current investment subadvisers to ensure optimal performance. Quantitative models are used to monitor the subadviser's investment management style over time to ensure the subadviser adheres to that subadviser's prescribed style mandate. Both the target allocations and the subadvisers themselves are subject to change over time. MSIM replaces subadvisers who consistently underperform the relevant benchmark or fail to meet other established criteria. As a result of a change in a subadviser, each All Pro Portfolio is subject to the risk of increased portfolio turnover with correspondingly higher brokerage expenses and other acquisition costs due to restructuring of the investment portfolio by the new subadviser, which, in turn, would result in decreased short-term performance for the All Pro Portfolio.

THE ALL PRO BENCHMARKS

The All Pro Portfolios use the following Wilshire Indices:


                 PORTFOLIO                                     WILSHIRE INDEX
--------------------------------------------------------------------------------------------
  All Pro Broad Equity Portfolio                Wilshire 5000 Index
--------------------------------------------------------------------------------------------
  All Pro Large Cap Growth Portfolio            Wilshire Large Growth Index
--------------------------------------------------------------------------------------------
  All Pro Large Cap Value Portfolio             Wilshire Large Value Index
--------------------------------------------------------------------------------------------
  All Pro Small Cap Growth Portfolio            Wilshire Small Growth Index
--------------------------------------------------------------------------------------------
  All Pro Small Cap Value Portfolio             Wilshire Small Value Index
--------------------------------------------------------------------------------------------



The Wilshire 5000 Index is an unmanaged, market-cap weighted index that includes over 7,000 publicly traded U.S. stocks. The Wilshire 5000 Index does not include stocks which are publicly traded in the U.S. but which are headquartered in foreign countries. Each All Pro Portfolio may invest in stocks not included in the applicable Wilshire Index, including foreign stocks. The Wilshire Large Growth Index and the Wilshire Large Value Index include securities from the largest 750 stocks in the Wilshire 5000 equity universe. The Wilshire Small Growth Index and the Wilshire Small Value Index include securities ranked from number 751 to number 2,500 in market capitalization as derived from the Wilshire 5000 equity universe, which contains all available equity securities trading in a market.



Each index for the applicable Portfolio is described in greater detail below.

[ ]  ALL PRO BROAD EQUITY PORTFOLIO



INVESTMENT OBJECTIVE -- LONG-TERM CAPITAL APPRECIATION



PRIMARY INVESTMENT STRATEGIES



The Portfolio invests primarily in equity securities of both larger and smaller companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. The All Pro Broad Equity Portfolio uses four single-style segments, with a segment investing in larger or smaller capitalization stocks that are generally either growth-oriented or value-oriented. The Wilshire 5000 Index, the Portfolio's benchmark, is an unmanaged, market-cap weighted index that includes over 7,000 publicly traded U.S. stocks. The Wilshire 5000 Index does not include stocks which are publicly traded in the U.S. but that are headquartered in foreign countries.


Currently, different segments of the Portfolio's assets are managed as follows:


ALLIANCE CAPITAL
MANAGEMENT L.P.       Approximately 42.5% of the Portfolio's assets are managed
                      by an investment subadviser that uses a bottom-up investment approach that combines a quantitative scoring system and analyst judgment to identify companies with strong relative earnings growth and reasonable valuations to determine which securities to purchase for the Portfolio.



SANFORD C.
BERNSTEIN
& CO., LLC            Approximately 42.5% of the Portfolio's assets are managed
                      by an investment subadviser whose investment approach is bottom-up and price driven. Companies are ranked based on expected internal rates of return. Top-ranked companies are then subjected to intensive field research.



HUSIC CAPITAL
MANAGEMENT            Approximately 7.5% of the Portfolio's assets are managed
                      by an investment subadviser whose rigorous, bottom-up research process seeks to identify fundamental or secular changes in companies or industries that often signal higher than anticipated earnings growth. The selection process focuses on stocks of companies most likely to benefit from those changes.



REAMS ASSET
MANAGEMENT
COMPANY, LLC          Approximately 7.5% of the Portfolio's assets are managed
                      by an investment subadviser that seeks securities of companies that have the potential of high returns. This subadviser uses quantitative research analysis, including probability-weighted scenario analysis, to supplement its fundamental research about these companies.



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


The All Pro Broad Equity Portfolio is subject to MARKET RISK and FINANCIAL RISK. Certain investments held by this Portfolio entail a significant degree of SMALL COMPANY RISK. Smaller companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. The prices of securities of smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.


These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus. Investors should carefully read "Risks of Investing in the Portfolios" and "Investments and Techniques" below before investing in this Portfolio.

MANAGER CHANGE


The performance presented below represents the performance of the Portfolio (formerly, the "Growth Portfolio") under a different investment adviser, a different investment objective, and different investment strategies. The Portfolio was operated as a single-manager portfolio prior to January 27, 2001, when the current investment adviser and subadvisers assumed responsibilities for the management of the assets. If the current investment adviser and subadvisers had managed the Portfolio for the periods presented, the performance would likely have differed from the financial information presented below in the bar chart.


THE PORTFOLIO PERFORMANCE

The bar chart and table shown below provide an indication of the risks of investing in the All Pro Broad Equity Portfolio by showing changes in the Portfolio's performance from year to year over a ten-year period and by showing how the Portfolio's average annual returns for one, five, and ten years compare to those of the S&P 500 Index. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future. [MARKET STREET FUND BAR CHART]


                                                              ALL PRO BROAD EQUITY PORTFOLIO* (FORMERLY,
                                                                           GROWTH PORTFOLIO)
                                                              ------------------------------------------
1991                                                                             18.50
1992                                                                              4.74
1993                                                                             10.21
1994                                                                              2.40
1995                                                                             30.39
1996                                                                             19.58
1997                                                                             24.32
1998                                                                             13.70
1999                                                                              2.98
2000                                                                              9.64



During the periods shown in the bar chart, the highest return for a quarter was 18.73% (quarter ended March 31, 1991) and the lowest return for a quarter was -11.73% (quarter ended September 30, 1998).



             AVERAGE ANNUAL TOTAL RETURNS
      (FOR THE PERIODS ENDED DECEMBER 31, 2000)         PAST ONE YEAR    PAST 5 YEARS    PAST 10 YEARS
      -----------------------------------------         -------------    ------------    -------------
All Pro Broad Equity Portfolio*.......................       9.64%          13.80%           13.30%
S&P 500 Index.........................................      -9.10%          18.35%           17.46%
Wilshire 5000 Index...................................     -10.87%          16.69%           16.99%


---------------
* Prior to January 27, 2001, the "Growth Portfolio" and managed by a different adviser.


The S&P 500 Index is a widely recognized, unmanaged index of 500 U.S. common stocks.



The Wilshire 5000 Index is an unmanaged, market-cap weighted index that includes over 7,000 publicly traded U.S. stocks.


The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.

[ ]  ALL PRO LARGE CAP GROWTH PORTFOLIO


INVESTMENT OBJECTIVE -- LONG-TERM CAPITAL APPRECIATION

PRIMARY INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities of larger companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. The Wilshire Large Growth Index, the Portfolio's benchmark, is a market cap weighted index that includes securities from the largest 750 stocks in the Wilshire 5000 equity universe.

Currently, different segments of the Portfolio's assets are managed as follows:

ALLIANCE CAPITAL
MANAGEMENT L.P.       Approximately 50% of its assets are managed by an
                      investment subadviser that uses a bottom-up investment approach that combines a quantitative scoring system and analyst judgment to identify companies with strong relative earnings growth and reasonable valuations to determine which securities to purchase for the Portfolio.

GEEWAX, TERKER
& CO Approximately 50% of its assets are managed by an investment subadviser that uses financial quality, sustainable growth, and downside volatility screens to eliminate issuers from consideration and purchases securities from the remaining issuers.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


The All Pro Large Cap Growth Portfolio is subject to MARKET RISK and FINANCIAL RISK. These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus. Investors should carefully read "Risks of Investing in the Portfolios" and "Investments and Techniques" below before investing in this Portfolio.

THE PORTFOLIO PERFORMANCE


The bar chart and table shown below provide an indication of the risks of investing in the All Pro Large Cap Growth Portfolio by showing the Portfolio's performance from year to year over a two-year period and by showing how the Portfolio's average annual returns for one year, and the period since inception, compare to those of the Wilshire Large Growth Index. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

[MARKET STREET FUND GRAPHIC]


                                                                  ALL PRO LARGE CAP GROWTH PORTFOLIO
                                                                  ----------------------------------
1999                                                                             25.52
2000                                                                            -19.00






During the periods shown on the bar chart, the highest return for a quarter was 19.50% (quarter ended December 31, 1999) and the lowest return for a quarter was -6.79% (quarter ended September 30, 1999).



                AVERAGE ANNUAL TOTAL RETURNS
         (FOR THE PERIODS ENDED DECEMBER 31, 2000)            1 YEAR    FROM INCEPTION(1)
         -----------------------------------------            ------    -----------------
All Pro Large Cap Growth Portfolio..........................  -19.00%         6.97%
Wilshire Large Growth Index.................................  -24.98%         7.75%


------------------------


(1) The Portfolio commenced operations on May 4, 1998.



The Wilshire Large Growth Index is a market cap weighted index that includes securities from the largest 750 stocks in the Wilshire 5000 equity universe.


The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.

[ ]  ALL PRO LARGE CAP VALUE PORTFOLIO


INVESTMENT OBJECTIVE -- LONG-TERM CAPITAL APPRECIATION

PRIMARY INVESTMENT STRATEGIES


The Portfolio invests primarily in undervalued equity securities of larger companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer potential for long-term growth in future earnings. The Wilshire Large Value Index, the Portfolio's benchmark, is a market cap weighted index that includes securities from the largest 750 stocks in the Wilshire 5000 equity universe.


Currently, different segments of the Portfolio's assets are managed as follows:

MELLON EQUITY
ASSOCIATES, LLP       Approximately 50% of this Portfolio's assets are managed
                      by an investment subadviser that seeks securities of companies with low risk and solid long-term growth potential through an investment process that integrates quantitative analysis and fundamental research.

SANFORD C.
BERNSTEIN
& CO., LLC            Approximately 50% of the Portfolio's assets are managed by an investment subadviser whose value-oriented investment approach is bottom-up and price driven. Companies are ranked based on expected internal rates of return. Top-ranked companies are then subjected to intensive field research.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


The All Pro Large Value Portfolio is subject to MARKET RISK and FINANCIAL RISK. These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus. Investors should carefully read "Risks of Investing in the Portfolios" and "Investments and Techniques" below before investing in this Portfolio.

THE PORTFOLIO PERFORMANCE



The bar chart and table shown below provide an indication of the risks of investing in the All Pro Large Value Portfolio by showing the Portfolio's performance from year to year over a two-year period and by showing how the Portfolio's average annual returns for one year, and the period since inception, compare to those of the Wilshire Large Value Index. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

[MARKET STREET FUND BAR CHART]


                                                                   ALL PRO LARGE CAP VALUE PORTFOLIO
                                                                   ---------------------------------
1999                                                                             1.49
2000                                                                             1.75



During the periods shown on the bar chart, the highest return for a quarter was 9.05% (quarter ended June 30, 1999) and the lowest return for a quarter was -10.07% (quarter ended September 30, 1999).



                AVERAGE ANNUAL TOTAL RETURNS
           (FOR PERIODS ENDED DECEMBER 31, 2000)              1 YEAR    FROM INCEPTION(1)
           -------------------------------------              ------    -----------------
All Pro Large Cap Value Portfolio...........................   1.75%           0.83%
Wilshire Large Value Index..................................   1.08%           3.69%


------------------------


(1) The Portfolio commenced operations on May 4, 1998.



The Wilshire Large Value Index is a market cap weighted index that includes securities from the largest 750 stocks in the Wilshire 5000 equity universe.


The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.

[ ]  ALL PRO SMALL CAP GROWTH PORTFOLIO



INVESTMENT OBJECTIVE -- LONG-TERM CAPITAL APPRECIATION



PRIMARY INVESTMENT STRATEGIES



The Portfolio invests primarily in equity securities of smaller companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. The Wilshire Small Growth Index, the Portfolio's benchmark, is a market cap weighted index that includes securities ranked from number 751 to number 2,500 in market capitalization as derived from the Wilshire 5000 equity universe.


Currently, different segments of the Portfolio's assets are managed as follows:


HUSIC CAPITAL
MANAGEMENT            Approximately 60% of the Portfolio's assets are managed by an investment subadviser whose rigorous, bottom-up research process seeks to identify fundamental or secular changes in companies or industries that often signal higher than anticipated earnings growth. The selection process focuses on stocks of companies most likely to benefit from those changes.



LEE MUNDER
INVESTMENTS, LTD.     Approximately 40% of the Portfolio's assets are managed by an investment subadviser that seeks securities of companies that have established above-average growth, superior business positions and strong management. This subadviser emphasizes high growth sectors such as healthcare, technology and business services.



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


The All Pro Small Cap Growth Portfolio is subject to MARKET RISK and FINANCIAL RISK. Investments held by this Portfolio entail a significant degree of SMALL COMPANY RISK. Smaller companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. The prices of securities of smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.


These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus. Investors should carefully read "Risks of Investing in the Portfolios" and "Investments and Techniques" below before investing in this Portfolio.

THE PORTFOLIO PERFORMANCE


The bar chart and table shown below provide an indication of the risks of investing in the All Pro Small Cap Growth Portfolio by showing the Portfolio's performance from year to year over a two-year period and by showing how the Portfolio's average annual returns for one year, and the period since inception, compare to those of the Wilshire Small Growth Index. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

[MARKET STREET FUND BAR CHART]

                                                                  ALL PRO SMALL CAP GROWTH PORTFOLIO
                                                                  ----------------------------------
1999                                                                             92.14
2000                                                                            -21.15


During the periods shown on the bar chart, the highest return for a quarter was 54.98% (quarter ended December 31, 1999) and the lowest return for a quarter was -21.46% (quarter ended December 31, 2000).



                AVERAGE ANNUAL TOTAL RETURNS
           (FOR PERIODS ENDED DECEMBER 31, 2000)              1 YEAR    FROM INCEPTION(1)
           -------------------------------------              ------    -----------------
All Pro Small Cap Growth Portfolio..........................  -21.15%         15.98%
Wilshire Small Growth Index.................................  -24.74%          2.55%


------------------------


(1) The Portfolio commenced operations on May 4, 1998.



The Wilshire Small Growth Index is a market cap weighted index that includes securities ranked from number 751 to number 2,500 in market capitalization as derived from the Wilshire 5000 equity universe.


The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.

[ ]  ALL PRO SMALL CAP VALUE PORTFOLIO



INVESTMENT OBJECTIVE -- LONG-TERM CAPITAL APPRECIATION


PRIMARY INVESTMENT STRATEGIES


The Portfolio invests primarily in undervalued equity securities of smaller companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer potential for long-term growth in future earnings. The Wilshire Small Value Index, the Portfolio's benchmark, is a market cap weighted index that includes securities ranked from number 751 to number 2,500 in market capitalization as derived from the Wilshire 5000 equity universe.


Currently, different segments of the Portfolio's assets are managed as follows:


REAMS ASSET
MANAGEMENT
COMPANY, LLC          Approximately 50% of the Portfolio's assets are managed by an investment subadviser that seeks securities of companies that have the potential of high returns. This subadviser uses quantitative research analysis, including probability-weighted scenario analysis, to supplement its fundamental research about these companies.



STERLING CAPITAL
MANAGEMENT LLC        Approximately 50% of the Portfolio's assets are managed by an investment subadviser that uses fundamental research to seek securities of companies and issuers trading at prices below their intrinsic value. This subadviser analyzes an issuer's intrinsic value by evaluating the issuer's normalized free cash flow and return on capital to supplement its fundamental research.



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


The All Pro Small Cap Value Portfolio is subject to MARKET RISK and FINANCIAL RISK. Investments held by the Portfolio entail a high degree of SMALL COMPANY RISK. Smaller companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. The prices of securities of smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.


These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus. Investors should carefully read "Risks of Investing in the Portfolios" and "Investments and Techniques" below before investing in this Portfolio.

THE PORTFOLIO PERFORMANCE



The bar chart and table shown below provide an indication of the risks of investing in the All Pro Small Cap Value Portfolio by showing the Portfolio's performance from year to year over a two-year period and by showing how the Portfolio's average annual returns for one year, and the period since inception, compare to those of the Wilshire Small Value Index. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

[MARKET STREET FUND BAR CHART]


                                                                   ALL PRO SMALL CAP VALUE PORTFOLIO
                                                                   ---------------------------------
1999                                                                             -8.05
2000                                                                             20.88



During the periods shown on the bar chart, the highest return for a quarter was 16.45% (quarter ended June 30, 1999) and the lowest return for a quarter was -15.09% (quarter ended March 31, 1999).



                AVERAGE ANNUAL TOTAL RETURNS
           (FOR PERIODS ENDED DECEMBER 31, 2000)              1 YEAR    FROM INCEPTION(1)
           -------------------------------------              ------    -----------------
All Pro Small Cap Value Portfolio...........................  20.88%          -3.20%
Wilshire Small Value Index..................................  23.19%           0.58%


---------------


(1) The Portfolio commenced operations on May 4, 1998.



The Wilshire Small Value Index is a market cap weighted index that includes securities ranked from number 751 to number 2,500 in market capitalization as derived from the Wilshire 5000 equity universe.


The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.

                      (This page intentionally left blank)

                           ABOUT THE OTHER PORTFOLIOS

The Fund currently offers six additional Portfolios, each with different investment objectives and strategies. The Equity 500 Index, International, Mid Cap Growth, Balanced, and Bond Portfolios are managed by subadvisers selected by the adviser, MSIM. The Money Market Portfolio is advised by the adviser, MSIM.


[ ]  EQUITY 500 INDEX PORTFOLIO



INVESTMENT OBJECTIVE -- LONG-TERM CAPITAL APPRECIATION



PRIMARY INVESTMENT STRATEGIES



The Equity 500 Index Portfolio invests primarily in common stocks included in the S&P 500 Composite Stock Price Index (the "S&P 500 Index")*. The S&P 500 Index consists of approximately 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's selects the stocks included in the S&P 500 Index on a market capitalization basis, and the S&P 500 Index is heavily weighted toward stocks with large capitalizations.


The Portfolio employs a passive management strategy designed to track the stock composition, on a market capitalization basis, of the S&P 500 Index. The subadviser purchases and sells securities for the Portfolio in an attempt to produce investment results that substantially duplicate the performance of the common stocks represented in the S&P 500 Index.

The Portfolio expects to substantially replicate the composition of the S&P 500 Index.


Currently, the Portfolio's assets are managed by: SSgA Funds Management, Inc. ("SSgA") (formerly, "State Street Global Advisors").



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


The Equity 500 Index Portfolio is subject to MARKET RISK and FINANCIAL RISK. For equity securities, market risk is the risk that the stock market as a whole may decline, depressing the price of securities in which the Portfolio invests. For equity securities, financial risk is the risk that the price of a particular issuer's stock may decline because of its financial results.


These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus. Investors should carefully read "Risks of Investing in the Portfolios" and "Investments and Techniques" below before investing in this Portfolio.



THE PORTFOLIO PERFORMANCE



The Equity 500 Index Portfolio commenced operations on February 7, 2000. Accordingly, we did not include a bar chart and average annual return information for the Portfolio.


---------------


*"Standard & Poor's", "S&P", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Provident Mutual Life Insurance Company and its affiliates and subsidiaries. The Equity 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio. Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

[ ]  INTERNATIONAL PORTFOLIO



INVESTMENT OBJECTIVE -- LONG-TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN A DIVERSIFIED PORTFOLIO OF MARKETABLE EQUITY SECURITIES OF ESTABLISHED FOREIGN ISSUER COMPANIES


PRIMARY INVESTMENT STRATEGIES


The International Portfolio invests primarily in equity securities of established foreign issuer companies or of companies organized in the United States having their principal activities and interests outside the United States that the subadviser believes have potential for long-term capital growth. Many of these securities are non-U.S. dollar securities. The Portfolio also may invest in other foreign issuer securities such as those of foreign governments or agencies or instrumentalities of foreign governments. The Portfolio's subadviser uses a VALUE-ORIENTED investing strategy, which is discussed on pages 3-4, to select investments for the Portfolio.



Under normal market conditions, the Portfolio invests at least 80% of its total assets in the securities of foreign issuers located (or, in the case of the securities, traded) in at least five different countries, foreign markets, or regions other than the United States. Nonetheless, under certain economic and business conditions the Portfolio may invest up to 35% of its total assets in the securities of issuers located (or, in the case of the securities, traded) in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.



The International Portfolio also may invest in securities of foreign issuers in the form of sponsored and unsponsored ADRs, EDRs, and GDRs (see "Investments and Techniques"). The Portfolio may invest in restricted securities, including restricted securities eligible for resale to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. The Portfolio also, under normal market conditions, may invest up to 35% of its total assets in investment-grade debt securities of foreign issuers. See "Risks of Investing in the Portfolios," below.



Currently, the Portfolio's assets are managed by: The Boston Company Asset Management, LLC ("TBC").



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


The International Portfolio is subject to MARKET RISK and FINANCIAL RISK. The Portfolio is subject to a significant degree of FOREIGN ISSUER AND NON-DOLLAR SECURITIES RISK. Securities of foreign issuers and non-dollar securities entail risks not associated with domestic securities or U.S. dollar-denominated securities. For example, foreign issuers often are subject to securities laws, and accounting and reporting practices, less stringent than those in the U.S., and these issuers may be adversely impacted by political or economic instability or changes in currency exchange rates.

The Portfolio's investments in securities of issuers located in countries with emerging economies or securities markets entail EMERGING MARKETS RISK. The risks of investing in securities of foreign issuers and non-dollar securities are even greater in emerging markets than in Japan or most Western European countries. Emerging market countries are undergoing rapid development and may lack the social, political and economic stability characteristic of more developed countries.


These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus. Investors should carefully read "Risks of Investing in the Portfolios" and "Investments and Techniques" below before investing in this Portfolio.

THE PORTFOLIO PERFORMANCE


The bar chart and table shown below provide an indication of the risks of investing in the International Portfolio by showing changes in the Portfolio's performance from year to year over a nine-year period and by showing how the Portfolio's average annual returns for one year, five years, and the period since inception, compare to those of the Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

[MARKET STREET FUND BAR CHART]


                                                                        INTERNATIONAL PORTFOLIO
                                                                        -----------------------
1992                                                                             -7.30
1993                                                                             36.11
1994                                                                              0.26
1995                                                                             14.31
1996                                                                             10.89
1997                                                                              9.66
1998                                                                             10.13
1999                                                                             29.33
2000                                                                             -2.75



During the periods shown in the bar chart, the highest return for a quarter was 15.71% (quarter ended December 31, 1998) and the lowest return for a quarter was -16.25% (quarter ended September 30, 1998).



        AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE PERIODS ENDED DECEMBER 31, 2000)    PAST ONE YEAR    PAST 5 YEARS    FROM INCEPTION(1)
 -----------------------------------------    -------------    ------------    -----------------
International Portfolio.....................      -2.75%          11.01%              9.86%
EAFE Index..................................     -14.17%           7.13%             14.10%


-------------------------


(1) The Portfolio commenced operations on November 1, 1991.



The EAFE Index is a widely recognized, unmanaged index of more than 900 companies from Europe, Australia, Asia, and the Far East. The EAFE Index reflects the prices of these common stocks of these 900 companies translated into U.S. dollars with dividends reinvested net of any foreign taxes.


The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.

[ ]  MID CAP GROWTH PORTFOLIO


INVESTMENT OBJECTIVE -- A HIGH LEVEL OF LONG-TERM CAPITAL APPRECIATION

PRIMARY INVESTMENT STRATEGIES

The Mid Cap Growth Portfolio invests primarily in:

     - mid cap companies whose earnings the subadviser expects to grow at a faster rate than the average company

     - mid cap companies whose market capitalization falls within the range of companies in the S&P MidCap 400 Index


Currently, the Portfolio's assets are managed by: T. Rowe Price Associates, Inc. ("T. Rowe Price").


PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The Mid Cap Growth Portfolio invests in securities that generally entail above-average MARKET RISK and FINANCIAL RISK. The Portfolio also is subject to MID CAP COMPANY RISK. The stocks of mid cap companies entail greater risk and are usually more volatile than the shares of large companies. In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

As a "growth" investor, the subadviser believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward the company with a higher stock price.

In selecting investments, the subadviser generally favors companies that:

     - have proven products or services;

     - have a record of above average earnings growth;

     - have demonstrated potential to sustain earnings growth;

     - operate in industries experiencing increasing demand; or

     - have stock prices that appear to undervalue their growth prospects.

While most assets are invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

To the extent that the Portfolio invests in ADRs, GDRs, EDRs, and foreign stocks, the Portfolio assumes additional risks relating to the risks of investing in the securities of foreign issuers and non-dollar securities. Securities of foreign issuers and non-U.S. dollar securities entail risks not associated with domestic securities or U.S. dollar-denominated securities. For example, foreign issuers often are subject to securities laws, and accounting and reporting practices, less stringent than those in the U.S., and these issuers may be adversely impacted by political or economic instability or changes in currency exchange rates. Fund investments in futures and options, if any, are subject to additional volatility and potential losses.


These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus. Investors should carefully read "Risks of Investing in the Portfolios" and "Investments and Techniques" below before investing in this Portfolio.



MANAGER CHANGE



The performance presented below represents the performance of the Portfolio (formerly, the "Aggressive Growth Portfolio") under different investment strategies and managed by a different investment adviser prior to January 27, 2001, when the current investment adviser and subadviser assumed responsibilities for the management of the assets. The current subadviser's performance is compared with the S&P MidCap 400 Index. If the current investment adviser and subadviser had managed the Portfolio for the periods presented, the performance would likely have differed from the financial information presented below in the bar chart.

THE PORTFOLIO PERFORMANCE

The bar chart and table shown below are intended to provide an indication of the risks of investing in the Mid Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year over a ten-year period and by showing how the Portfolio's average annual returns for one, five, and ten years compare to those of the Russell 2000 Index. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future.
[MARKET STREET FUND BAR CHART]


                                                                 MID CAP GROWTH PORTFOLIO* (FORMERLY,
                                                                     AGGRESSIVE GROWTH PORTFOLIO)
                                                                 ------------------------------------
1991                                                                             56.33
1992                                                                              2.58
1993                                                                               5.2
1994                                                                                 0
1995                                                                             13.48
1996                                                                                21
1997                                                                             21.21
1998                                                                              7.99
1999                                                                             15.96
2000                                                                             38.24



During the periods shown in the bar chart, the highest return for a quarter was 27.72% (quarter ended March 31, 1991) and the lowest return for a quarter was -15.00% (quarter ended September 30, 1998).



         AVERAGE ANNUAL TOTAL RETURNS
   (FOR THE PERIODS ENDED DECEMBER 31, 2000)     PAST ONE YEAR    PAST 5 YEARS    PAST 10 YEARS
   -----------------------------------------     -------------    ------------    -------------
Mid Cap Growth Portfolio*......................      38.24%          20.48%           17.13%
Russell 2000 Index**...........................      -3.02%          10.31%           13.84%
S&P MidCap 400.................................      17.51%          20.41%             N/A


-------------------------


 * Prior to January 27, 2001, the "Aggressive Growth Portfolio" and managed by a different adviser.


** Price appreciation only.

The Russell 2000 Index is a widely recognized, unmanaged index of small capitalization companies.


The S&P MidCap 400 Index is a market-value weighted index comprising 400 domestic mid cap stocks chosen for market size, liquidity, and industry group representation.


The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.

[ ]  BALANCED PORTFOLIO


INVESTMENT OBJECTIVE -- AS HIGH A LEVEL OF LONG-TERM TOTAL RATE OF RETURN AS IS CONSISTENT WITH PRUDENT INVESTMENT RISK

PRIMARY INVESTMENT STRATEGIES

The Balanced Portfolio's equity portion is invested primarily in equity securities, such as common or preferred stocks, that are listed on U.S. exchanges or trade in the over-the-counter markets. The Portfolio's subadviser uses a GROWTH-ORIENTED strategy as described on page 3. The subadviser believes that these companies tend to fall into two categories:


     - High Unit Volume Growth -- vital, creative companies that offer goods or services to a rapidly expanding marketplace. These companies include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.



     - Positive Life Cycle Changes -- companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger or acquisition.



The subadviser focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities that appear to have some potential for capital appreciation. Normally, the Portfolio invests in common stocks and fixed-income securities that include commercial paper and bonds rated within the four highest rating categories by an established rating agency or, if not rated, that are determined by the subadviser to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.



Currently, the Portfolio's assets are managed by: Fred Alger Management, Inc. ("Alger Management").


PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

Generally the Balanced Portfolio is subject to MARKET RISK, FINANCIAL RISK, CREDIT RISK, and INTEREST RATE RISK. To the extent that the Portfolio invests in "growth" stocks, an investment may be more volatile than other types of investments. The returns of a fund concentrating in "growth" stocks tend to vary more than the returns of a fund concentration in "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments than other stocks. All of these factors make growth-stock prices more volatile than the prices of value stocks. Because the Portfolio may buy a security and sell it in a relatively short time to take advantage of current gains, the Portfolio may assume additional risks relating to SHORT-TERM TRADING. Short-term trading may result in higher turnover and transaction expenses for the Portfolio.

The Portfolio's fixed-income portion is subject to additional risks, including the sensitivity of these securities to interest-rate movements and the potential for a decline in the Portfolio's market value in the event of an issuer's falling credit rating or actual default.


These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus. Investors should carefully read "Risks of Investing in the Portfolios" and "Investments and Techniques" below before investing in this Portfolio.


MANAGER CHANGE


The performance presented below represents the performance of the Portfolio (formerly, the "Managed Portfolio") under different investment strategies and managed by a different investment adviser prior to January 27, 2001, when the current investment adviser and subadviser assumed responsibilities for the management of the assets. If the current investment adviser and subadviser had managed the Portfolio for the periods presented, the performance would likely have differed from the financial information presented below in the bar chart.

THE PORTFOLIO PERFORMANCE

The bar chart and table shown below provide an indication of the risks of investing in the Balanced Portfolio by showing changes in the Portfolio's performance from year to year over a ten-year period and by showing how the Portfolio's average annual returns for one, five, and ten years compare to those of the S&P 500 Index and the Lehman Aggregate Bond Index. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future.
[MARKET STREET FUND BAR CHART]


                                                                 BALANCED PORTFOLIO*(FORMERLY, MANAGED
                                                                              PORTFOLIO)
                                                                 -------------------------------------
1991                                                                             20.49
1992                                                                             11.96
1993                                                                             11.62
1994                                                                             -1.82
1995                                                                             24.43
1996                                                                             11.88
1997                                                                             21.23
1998                                                                             12.54
1999                                                                              0.75
2000                                                                              8.75



During the periods shown in the bar chart, the highest return for a quarter was 13.32% (quarter ended March 31, 1991) and the lowest return for a quarter was -5.67% (quarter ended September 30, 1999).



         AVERAGE ANNUAL TOTAL RETURNS
   (FOR THE PERIODS ENDED DECEMBER 31, 2000)     PAST ONE YEAR    PAST 5 YEARS    PAST 10 YEARS
-----------------------------------------------      -----           -----            -----
Balanced Portfolio*............................       8.75%          10.83%           11.89%
S&P 500 Index..................................      -9.10%          18.35%           17.46%
Lehman Aggregate Bond Index....................      11.63%           6.46%            7.96%


-------------------------

* Prior to January 27, 2001, the "Managed Portfolio" and managed by a different adviser.

The Portfolio's investments in equity securities are compared to the S&P 500 Index, a widely recognized, unmanaged index of 500 U.S. common stocks.

The Portfolio's investments in debt securities are compared to the Lehman Aggregate Bond Index, a widely recognized, unmanaged index of bonds reflecting average prices in the bond market.

The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.

[ ]  BOND PORTFOLIO



INVESTMENT OBJECTIVE -- A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRUDENT INVESTMENT RISK


PRIMARY INVESTMENT STRATEGIES

The Bond Portfolio invests primarily in a diversified portfolio of fixed income securities of U.S. and foreign issuers. The Portfolio's subadviser uses active fixed-income management techniques by focusing on four key areas: sector and sub-sector allocation; issue selection; duration; and term structure.


Currently, the Portfolio's assets are managed by: Western Asset Management Company ("Western Asset").


PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The Bond Portfolio is subject to MARKET RISK, CREDIT RISK, and INTEREST RATE RISK. To the extent that the Portfolio invests in certain securities, the Bond Portfolio may assume additional risks relating to LOWER QUALITY DEBT INSTRUMENTS, SHORT-TERM TRADING, and SECURITIES OF FOREIGN ISSUERS. Lower quality debt instruments are subject to above-average interest rate risk and credit risk, tend to have a higher default rate, and are speculative with only an adequate capacity to repay principal and interest. Short-term trading may result in higher turnover and transaction expenses for the Portfolio. Securities of foreign issuers entail risks not associated with domestic securities. For example, foreign issuers often are subject to securities laws, and accounting and reporting practices, less stringent than those in the U.S., and these issuers may be adversely impacted by political or economic instability or changes in currency exchange rates.


These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus and the SAI. Investors should carefully read "Risks of Investing in the Portfolios" and "Investments and Techniques" below before investing in this Portfolio.



MANAGER CHANGES



The performance presented below represents the Portfolio's performance under different investment strategies and managed by a different investment adviser prior to January 27, 2001, when the current investment adviser and subadviser assumed responsibilities for the management of the assets. If the current investment adviser and subadviser had managed the Portfolio for the periods presented, the performance would likely have differed from the financial information presented below in the bar chart.

THE PORTFOLIO PERFORMANCE


The bar chart and table shown below provide an indication of the risks of investing in the Bond Portfolio by showing changes in the Portfolio's performance from year to year over a ten-year period and by showing how the Portfolio's average annual returns for one, five, and ten years compare to those of the Lehman Aggregate Bond Index. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future.
[MARKET STREET FUND BAR CHART]


                                                                            BOND PORTFOLIO
                                                                            --------------
1991                                                                             13.93
1992                                                                              5.95
1993                                                                             10.32
1994                                                                             -5.62
1995                                                                             20.45
1996                                                                              2.86
1997                                                                              9.50
1998                                                                              8.22
1999                                                                             -3.31
2000                                                                              9.68



During the periods shown in the bar chart, the highest return for a quarter was 7.32% (quarter ended June 30, 1995) and the lowest return for a quarter was -4.18% (quarter ended March 31, 1994).



         AVERAGE ANNUAL TOTAL RETURNS
   (FOR THE PERIODS ENDED DECEMBER 31, 2000)     PAST ONE YEAR    PAST 5 YEARS    PAST 10 YEARS
   -----------------------------------------     -------------    ------------    -------------
Bond Portfolio*................................       9.68%           5.25%            6.93%
Lehman Aggregate Bond Index....................      11.63%           6.46%            7.96%


-------------------------

* Prior to January 27, 2001, managed by a different adviser.

The Lehman Aggregate Bond Index is a widely recognized, unmanaged index of bonds reflecting average prices in the bond market.

The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.

[ ]  MONEY MARKET PORTFOLIO



INVESTMENT OBJECTIVE -- MAXIMUM CURRENT INCOME CONSISTENT WITH CAPITAL PRESERVATION AND LIQUIDITY.


PRIMARY INVESTMENT STRATEGIES


The Money Market Portfolio invests exclusively in U.S. dollar-denominated money market instruments that present minimal credit risks. These include U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations. See Appendix A to the SAI for a complete discussion of the money market instruments in which the Portfolio may invest.


All of the Portfolio's money market instruments mature in 397 days (13 months) or less. The average maturity of these securities, based on their weighted dollar value, does not exceed 90 days. The Portfolio intends to maintain a stable net asset value of $1.00 per share. All of the Portfolio's assets are rated in the two highest short-term categories (or their unrated equivalents) by a nationally recognized statistical rating organization ("Rating Agency"), and 95% of the Portfolio's assets are rated in the highest category (or its unrated equivalent) by a Rating Agency. A more detailed description of the rating categories is contained in the SAI and the Appendix to the SAI.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


While the Portfolio only invests in high quality money market instruments, these investments are not entirely without risk. High quality money market instruments generally do not yield as high a level of income as longer-term or lower-grade securities, which may be considered OPPORTUNITY RISK. In addition, the yield of the Portfolio varies with changes in interest rates. There is a remote possibility that the Portfolio's share value could fall below $1.00, which could reduce the value of your investment in the Portfolio.


To the extent that the Portfolio invests in certain securities, the Money Market Portfolio may be affected by additional risks relating to REPURCHASE AGREEMENTS (credit risk) and WHEN-ISSUED SECURITIES (market, opportunity, and leverage risks). However, these risks may be lessened by the high quality of the securities in which the Portfolio invests.


These risks are described in more detail later in this Prospectus. SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. Investors should carefully read "Risks of Investing in the Portfolios" and "Investments and Techniques" below before investing in this Portfolio.



MANAGER CHANGES



The performance presented below represents the Portfolio's performance under different investment strategies and managed by a different investment adviser prior to January 27, 2001, when the current investment adviser assumed responsibilities for the management of the assets. If the current investment adviser had managed the Portfolio for the periods presented, the performance would likely have differed from the financial information presented below in the bar chart.

THE PORTFOLIO PERFORMANCE


The bar chart and table shown below provide an indication of the risks of investing in the Money Market Portfolio by showing changes in the Portfolio's performance from year to year over a ten-year period and by showing the Portfolio's average annual returns for one, five, and ten years. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future.
[MARKET STREET FUND BAR CHART]


                                                                        MONEY MARKET PORTFOLIO*
                                                                        -----------------------
1991                                                                             5.69
1992                                                                             3.18
1993                                                                             2.59
1994                                                                             3.81
1995                                                                             5.61
1996                                                                             5.15
1997                                                                             5.33
1998                                                                             5.29
1999                                                                             4.91
2000                                                                             6.16



During periods shown in the bar chart, the highest return for a quarter was 1.64% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.62% (quarter ended June 30, 1993). The Portfolio's seven-day yield was 6.13% for the period ended December 31, 2000.


         AVERAGE ANNUAL TOTAL RETURNS
   (FOR THE PERIODS ENDED DECEMBER 31, 2000)     PAST ONE YEAR    PAST 5 YEARS    PAST 10 YEARS
   -----------------------------------------     -------------    ------------    -------------
Money Market Portfolio*........................       6.16%           5.37%            4.77%
Salomon Smith Barney 3-Month Treasury Bill
  Index........................................       5.94%           5.25%            4.86%

-------------------------

* Prior to January 27, 2001, managed by a different adviser.


The Salomon Smith Barney 3-Month Treasury Bill Index represents the monthly returns equivalents of yield averages that are not marked to market and consists of the average of the last three 3-month Treasury bill issues.


The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.

                      RISKS OF INVESTING IN THE PORTFOLIOS

Each Portfolio is subject to the risk that the Portfolio may not achieve its investment objective, and an investor may lose money (including the principal invested) by investing in the Portfolio. No one Portfolio alone should be considered a complete investment program, and any Portfolio's performance could fall below that of other possible investments. Except for the Money Market Portfolio, each Portfolio's price per share will fluctuate based on changes in the market prices of the underlying investments that each Portfolio holds.

Because each Portfolio invests in a different mix of securities and employs a different strategy for achieving the Portfolio's goals, the risks associated with each Portfolio vary. While the actual performance of any mutual fund cannot be predicted, investors should consider the possible risks associated with a Portfolio's investments. These risks include:

CORRELATION RISK. A measure of how closely two variables move together through time. For example, utility stocks tend to have a high degree of correlation because many of the same economic forces influence their share prices. Conversely, gold stock prices are not closely correlated with utility stock prices because they are influenced by very different factors. In building a diversified portfolio, investors often try to combine investments that are not closely correlated with one another.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may adversely affect the value of an investment. Currency fluctuations may negatively impact a Portfolio's investments and, therefore, the value of its portfolio even if the foreign stock has not declined in value in its own currency. For example:


     - A decline in the U.S. dollar value of other currencies would reduce the value of certain portfolio investments denominated in those currencies



     - A Portfolio may have to sell portfolio securities to pay dividends to shareholders if the exchange rate for the currency in which a Portfolio receives interest payments declines against the U.S. dollar before the interest is paid to shareholders.


EXTENSION RISK. The risk that an unexpected rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security's value.

FINANCIAL RISK. For debt securities, credit risk. For equity securities, the risk that the issuer's earning prospects and overall financial position will deteriorate, causing a decline in the security's value.


RISKS OF INVESTING IN SECURITIES OF FOREIGN ISSUERS AND NON-U.S. DOLLAR SECURITIES. Investments in the securities of foreign issuers or investments in non-U.S. dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. These investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to these investments and in currency exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in securities of foreign issuers and non-dollar securities may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries, and, in certain markets and on certain occasions, these procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct these transactions. The inability of a Portfolio to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio investment or, if the Portfolio has entered into a contract to sell the investment, could result in possible liability to the purchaser.


Foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Portfolio, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


All Portfolios except the Money Market Portfolio may invest in securities of issuers located in countries with emerging economies and/or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Political and economic structures and institutions in many of these countries are undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated assets of private companies. In addition, unanticipated political or social developments may affect the values of investments in these countries and the ability of a Portfolio to make additional investments in them. The small size, inexperience, and limited trading volume of the securities markets in certain of these countries may also make investments in these countries more volatile and less liquid than investments in securities traded in markets in Japan and Western European countries. As a result, these Portfolios may be required to establish special custody or other arrangements before making certain investments in these countries. There may be little financial or accounting information available with respect to issuers located in certain of these countries, and it may be difficult as a result to assess the value or prospects of an investment in these issuers. The laws of some foreign countries may limit the ability of these Portfolios to invest in securities of certain issuers located or doing business in these countries.

HEDGING RISK. When a Portfolio hedges an asset it holds, any gain or loss generated by the hedge should be substantially offset by losses or gains on the hedged asset. Hedging is a useful way to reduce or eliminate risk of loss, but it also reduces or eliminates the potential for investment gains.

INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk that the market value of a debt or other income-bearing security will decline because of changes in prevailing interest rates. Generally, a rise in interest rates typically causes the market values of these securities to decline, particularly fixed-rate securities.


RISKS OF INVESTING IN LOWER QUALITY DEBT INSTRUMENTS. Lower quality debt instruments usually pay a higher interest rate than higher quality debt instruments, particularly lower quality debt instruments rated below investment-grade, but with the higher interest rate comes higher risks. Lower quality debt instruments may have the following characteristics:



     - Are speculative with lower capacity to make principal and interest payments than higher quality debt instruments;



     - Have a higher risk of default, tend to be less liquid, and may be more difficult to value;

     - Are issued by entities whose ability to make principal and interest payments is more likely than entities issuing higher-rated debt instruments to be affected by changes in economic conditions or other circumstances;

     - Have limited prospects for reaching investment-grade standing and, although unlikely, may be in default;

     - May be more severely affected than some other financial instruments by economic recession or substantial interest rate increases, by changing public perceptions of the market, or by legislation that limits their use in connection with corporate reorganizations or limits their tax or other advantages; and

     - Are more likely to react to developments affecting market risk and financial risk than are higher quality debt instruments, which react primarily to movements in the general level of interest rates.

LEVERAGE RISK. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. A Portfolio's gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. A Portfolio may also incur additional costs in taking a leveraged position (such as interest on borrowings) that may not be incurred in taking a non-leveraged position.

LIQUIDITY RISK. The risk that certain securities or other investments may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price these securities or other investments are valued.

MANAGEMENT RISK. The risk a strategy that a Portfolio's adviser or subadviser uses does not produce the intended result. For example, the adviser's or subadviser's judgment about the value or potential appreciation of a particular stock may prove to be incorrect.


MARKET RISK. The risk that the market value of a security may increase or decrease, sometimes rapidly and unpredictably, due to factors unrelated to the issuer. This risk may relate to the market as a whole, to a sector or a sector segment, or a particular issuer. This risk is common to all stocks and bonds and the mutual funds that invest in them.


NATURAL EVENT RISK. The risk of losses that are attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity when the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

POLITICAL RISK. The risk of losses that are directly attributable to government actions or political events of any sort. Foreign countries may experience political or social instability or diplomatic developments that could affect investments in those countries.

PREPAYMENT RISK. The risk that an unexpected fall in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments.

SMALL COMPANY RISK. The risk of investing in securities of smaller companies. These smaller companies may have limited product lines, markets, or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. These companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

MID CAP COMPANY RISK. The stocks of mid cap companies entail greater risk and are usually more volatile than the shares of larger companies.

GROWTH STOCK RISK. Growth stocks can be volatile for several reasons. Since they usually reinvest a high portion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.


SECTOR RISK. A sector is a distinct subset of a market or an industry with components that share similar characteristics. Sectors may be more narrowly divided into sector segments. Sector risk is when the securities of a particular market or industry sector, or segment of a sector, do not move in the same direction of the market or industry as a whole.


SPECULATION RISK. Speculation involves assuming a higher than average risk of loss in anticipation of gain. If a Portfolio uses a derivative contract or derivative security to speculate rather than hedge, it is directly exposed to the risks of that derivative contract or security. Gains or losses from speculative positions in a derivative contract or security may be substantially greater than the derivative contract or security's original cost.

VALUATION RISK. The risk that the market value of an investment falls substantially below the Portfolio's valuation of the investment. The risk may be exaggerated in volatile markets.


Please see the SAI for more information on investments, investment strategies, and their related risks.

                           INVESTMENTS AND TECHNIQUES


The Portfolios are permitted to use, within limits established by the Fund's Board, certain other securities and investment practices that may have higher risks and opportunities associated with them. On the following pages are brief descriptions of these securities and practices, along with certain of their associated risks.

HIGHER-RISK SECURITIES AND PRACTICES


-----------------------------------------------------------------------------------------
   SECURITY OR PRACTICE                DESCRIPTION                   RELATED RISKS
-----------------------------------------------------------------------------------------
American Depositary            ADRs are receipts typically    Market, currency,
Receipts (ADRs)                issued by a U.S. financial     information, natural event,
                               institution which evidence     and political risks (i.e.,
                               ownership of underlying        the risks of investing in
                               securities of foreign          foreign issuers and non-
                               corporate issuers.             U.S. dollar securities).
                               Generally, ADRs are in
                               registered form and are
                               designed for trading in
                               U.S. markets.
-----------------------------------------------------------------------------------------
Borrowing                      The borrowing of money         Credit risk and interest
                               directly from banks or         rate risks.
                               through reverse repurchase
                               agreements. No Portfolio
                               will borrow money for
                               leveraging purposes.
-----------------------------------------------------------------------------------------
Writing Covered Call Option    A call option is the right     Interest rate, market,
Contracts on Securities        to purchase a security for     hedging, correlation,
                               an agreed-upon price at any    liquidity, credit, and
                               time prior to an expiration    opportunity risks.
                               date. By writing (selling)
                               a call option, a Portfolio
                               gives this right to a buyer
                               for a fee. A "covered" call
                               option contract is one
                               where the Portfolio owns
                               the securities subject to
                               the option so long as the
                               option is outstanding.
-----------------------------------------------------------------------------------------
Emerging Market Securities     Any securities primarily       Credit, market, currency,
                               traded on exchanges (or        information, liquidity,
                               other markets) located in,     interest rate, valuation,
                               or issued by companies         natural event, and
                               organized or primarily         political risks and the
                               operating in, countries        risks of investing in
                               with emerging economies        securities of foreign
                               and/or securities markets      issuers and non-dollar
                               (typically located in Asia,    securities.
                               the Asia-Pacific region,
                               Eastern Europe, Central and
                               South America and Africa).
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
   SECURITY OR PRACTICE                DESCRIPTION                   RELATED RISKS
-----------------------------------------------------------------------------------------
European and Global            EDRs and GDRs are receipts     Market, currency,
Depositary Receipts (EDRs      evidencing an arrangement      information, natural event,
and GDRs)                      with a non-U.S. financial      and political risks (i.e.,
                               institution similar to that    the risks of investing in
                               for ADRs and are designed      securities of foreign
                               for use in non-U.S.            issuers and non-dollar
                               securities markets. EDRs       securities).
                               and GDRs are not
                               necessarily quoted in the
                               same currency as the
                               underlying security.
-----------------------------------------------------------------------------------------
Securities of Foreign and      Securities of (1)              Market, currency,
International Issuers          organizations and companies    information, interest rate,
                               organized outside the          natural event, and
                               United States, (2)             political risks.
                               companies whose securities
                               are principally traded
                               outside the United States,
                               and (3) foreign governments
                               or agencies and
                               instrumentalities of
                               foreign governments.
-----------------------------------------------------------------------------------------
Foreign Money Market           Short-term debt obligations    Market, currency,
Securities                     issued by foreign financial    information, interest rate,
                               institutions or by foreign     natural event, and
                               branches of U.S. financial     political risks.
                               institutions or foreign
                               issuers.
-----------------------------------------------------------------------------------------
Forward Foreign Currency       Contracts involving the        Currency, liquidity, credit
Exchange Contracts             right or obligation to buy     and leverage risks. When
                               or sell a given amount of      used for hedging, also has
                               foreign currency at a          hedging, correlation, and
                               specified price and future     opportunity risks.
                               date.
-----------------------------------------------------------------------------------------
Illiquid Assets                An investment that is          Liquidity, valuation and
                               difficult or impossible to     market risks.
                               sell at approximately the
                               time that a Portfolio would
                               like to sell it for the
                               price at which the
                               investment is valued.
-----------------------------------------------------------------------------------------
Mortgage-Backed Securities     Securities backed by pools     Credit, extension,
                               of mortgages, including        prepayment, and interest
                               pass-through certificates      rate risks.
                               and collateralized mortgage
                               obligations (CMOs).
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
   SECURITY OR PRACTICE                DESCRIPTION                   RELATED RISKS
-----------------------------------------------------------------------------------------
Mortgage Dollar Rolls          A Portfolio sells              Interest rate and
                               securities for delivery in     prepayment, risks.
                               the current month and
                               simultaneously contracts
                               with the same counterparty
                               to repurchase similar
                               securities on a specified
                               future date. The Portfolio
                               may benefit to the extent
                               of any difference between
                               the price received for
                               securities sold and the
                               lower forward price for the
                               future purchase or fee
                               income plus the interest
                               earned on the cash proceeds
                               of the securities sold
                               until the settlement date
                               of the forward purchase.
-----------------------------------------------------------------------------------------
Non-Dollar Securities          Securities issued,             Currency and liquidity
                               denominated or quoted in       risks.
                               foreign currencies.
-----------------------------------------------------------------------------------------
Lower Quality Debt             Debt securities rated BB+      Credit, market, liquidity,
Instruments                    and below by S&P or Ba1 and    valuation, and information
                               below by Moody's (or by        risks, and risks of
                               other rating agencies such     investing in lower-quality
                               as Fitch, or comparable        debt instruments.
                               unrated securities (see the
                               Appendix to the SAI)).
-----------------------------------------------------------------------------------------
Asset-Backed Securities        Securities backed primarily    Credit, extension,
                               by pools of non-mortgage       prepayment, and interest
                               related collateral such as     rate risks.
                               credit cards, auto loans,
                               equipment lease
                               receivables, etc.
-----------------------------------------------------------------------------------------
Equity Interests in Real       Pooled investment vehicles     Credit, market, financial,
Estate Investment Trusts       that invest primarily in       prepayment, extension, and
(REITs)                        income producing real          interest rate risks.
                               estate or real estate
                               related loans or interests.
                               REITs may include operating
                               companies that invest in
                               and manage income-producing
                               real estate or real
                               estate-related businesses.
-----------------------------------------------------------------------------------------
Repurchase Agreements          The purchase of a security     Credit risk.
                               that the issuer agrees to
                               buy back later at the same
                               price plus interest.
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
   SECURITY OR PRACTICE                DESCRIPTION                   RELATED RISKS
-----------------------------------------------------------------------------------------
Reverse Repurchase             The lending of short-term      Leverage and credit risks.
Agreements                     debt securities, often used
                               to facilitate borrowing.
-----------------------------------------------------------------------------------------
Securities Lending             The lending of securities      Credit risk.
                               to financial institutions,
                               which provide a Portfolio
                               with cash, or other liquid
                               debt or equity securities
                               as collateral.
-----------------------------------------------------------------------------------------
Short-Term Trading             Selling a security shortly     Market risk.
                               after purchase or
                               repurchasing it shortly
                               after it was sold (which
                               can lead to higher turnover
                               and transaction expenses).
-----------------------------------------------------------------------------------------
Small Capitalization           Smaller companies included     Market and small company
Companies                      in the Wilshire 5000 equity    risk.
                               universe that rank
                               typically from number 751
                               to number 2,500 by market
                               capitalization.
-----------------------------------------------------------------------------------------
Mid Capitalization             Mid cap companies include      Market and mid cap company
Companies                      those companies whose          risk.
                               market capitalization falls
                               within the range of
                               companies in the S&P 400
                               Index.
-----------------------------------------------------------------------------------------
Exchange Traded Funds          ETFs are baskets of            Market, hedging or
(ETFs)                         securities that, like          speculation, leverage,
                               stocks, are priced             correlation, liquidity, and
                               continuously and trade         opportunity.
                               throughout the day on
                               exchanges. ETFs may track a
                               securities index, a
                               particular market sector,
                               or a particular segment of
                               a securities index or
                               market sector.
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
   SECURITY OR PRACTICE                DESCRIPTION                   RELATED RISKS
-----------------------------------------------------------------------------------------
Stock Index Futures            An agreement to buy or sell    Market, hedging or
Contracts and Options on       a specific amount of a         speculation, leverage,
Futures Contracts              stock index at a particular    correlation, liquidity, and
                               price on a stipulated          opportunity.
                               future date. Unlike an
                               option, a futures contract
                               obligates the buyer to buy
                               and the seller to sell the
                               underlying commodity or
                               financial instrument at the
                               agreed-upon price and date
                               or to pay or receive money
                               in an amount equal to such
                               price. An option on a
                               futures contract gives the
                               portfolio the right, for a
                               specified price, to sell or
                               to purchase the underlying
                               futures contract at any
                               time during the option
                               period.
-----------------------------------------------------------------------------------------
When-Issued Securities and     The purchase and sale of       Market, opportunity,
Forward Commitments            securities for delivery at     interest rate, credit, and
                               a future date; market value    leverage risks.
                               may change before delivery.
-----------------------------------------------------------------------------------------

HIGHER RISK SECURITIES AND PRACTICES TABLE. The following table shows each Portfolio's investment limitations with respect to certain securities and practices that may be somewhat more risky, as a percentage of portfolio assets.


                                       ALL      ALL     ALL      ALL
                              ALL      PRO      PRO     PRO      PRO
                              PRO     LARGE    LARGE   SMALL    SMALL
                             BROAD     CAP      CAP     CAP      CAP     EQUITY      INTER-    MID CAP                     MONEY
                             EQUITY   GROWTH   VALUE   GROWTH   VALUE   500 INDEX   NATIONAL   GROWTH    BALANCED   BOND   MARKET
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES
---------------------------------------------------------------------------------------------------------------------------------
Borrowing; Reverse
Repurchase Agreements......    30       30      30       30      30        30          30        30         30       30      30
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls......     x        x       x        x       x         x           x         x          *        *       x
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements......     *        *       *        *       *         *           *         *          *        *       *
---------------------------------------------------------------------------------------------------------------------------------
REITs......................     *        *       *        *       *         *           *         *          *        *       *
---------------------------------------------------------------------------------------------------------------------------------
Securities Lending.........    30       30      30       30      30        30          30        30         30       30      30
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Trading.........     *        *       *        *       *         *           *         *          *        *       *
---------------------------------------------------------------------------------------------------------------------------------
Smaller Capitalization
Companies..................     *        *       *        *       *         *           *         *          *        x       x
---------------------------------------------------------------------------------------------------------------------------------
When-Issued Securities;
Forward Commitments(1).....    10       10      10       10      10        10          10        10         10       10      10
---------------------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
ADRs, EDRs and GDRs........     *        *       *        *       *         *           *         *          *        x       x
---------------------------------------------------------------------------------------------------------------------------------
Lower Quality Debt
Instruments................     x        x       x        x       x         x           x         x         25(2)    25(2)    x
---------------------------------------------------------------------------------------------------------------------------------
Securities of Foreign
Issuers and Non-U.S. Dollar
Securities.................    25       25      25       25      25        25           *        25         25       25      25
---------------------------------------------------------------------------------------------------------------------------------
Emerging Market
Securities.................     *        *       *        *       *         *           *         *          *        *       x
---------------------------------------------------------------------------------------------------------------------------------
Illiquid Assets(1).........    15       15      15       15      15         x          15        15         15       15      10
---------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES AND
CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
Covered Call Option
Contracts..................    25       25      25       25      25        25          25        25         25        x       x
---------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency
Exchange Contracts.........     *        *       *        *       *         *           *         *          *        *       x
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed
Securities.................     x        x       x        x       x         x           x         x          *        *       x
---------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds......     *        *       *        *       *         *           *         *          *        *       x
---------------------------------------------------------------------------------------------------------------------------------
Stock Index Futures
Contracts..................     *        *       *        *       *         *           *         *          *        x       x
---------------------------------------------------------------------------------------------------------------------------------



(1) Numbers in this row refer to net, rather than total, assets.



(2) May only invest up to 25% of the value of its corporate debt securities (other than commercial paper) in such securities.



LEGEND



30 A number indicates the maximum percentage of total assets (but see note 1) that the Portfolio is permitted to invest in that practice or type of security. Numbers in this table show allowable usage only; for actual usage, consult the Portfolio's annual and semi-annual reports.



* A check mark means that there is no policy limitation on the Portfolio's usage of that practice or type of security, and the Portfolio may or may not be currently using that practice or investing in that type of security.



x An "x" mark means that the Portfolio is not permitted to use that practice or invest in that type of security.

ADDITIONAL SECURITIES AND PRACTICES


OTHER INVESTMENT COMPANIES. The Portfolios may invest in the securities of other investment companies within the limits of Sections 12(d)(1)(A) and (B) as permitted by the Investment Company Act of 1940 (the "1940 Act"). In connection with managing its cash position, a Portfolio may invest in the securities of other investment companies that are money market funds, which may include the Fund's affiliates (as defined in the 1940 Act), within the limits provided by the 1940 Act. In addition to the Portfolio's expenses (including the various fees), a Portfolio, as a shareholder in another investment company, also bears its pro rata portion of the other investment company's expenses (including fees).



TEMPORARY INVESTMENTS. It is the general policy of each of the Portfolios to be fully invested in accordance with its applicable investment objective and policies. However, pending investment of cash balances, or if MSIM or a subadviser believes that business or financial conditions warrant, a Portfolio, subject to the Portfolio's permitted investments, may invest without limit in cash or in money market cash equivalents, including: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly, and; (5) subject to the limits of the 1940 Act, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Portfolios may invest. During periods when, and to the extent that, a Portfolio is invested in cash equivalents, the Portfolio will not be pursuing its investment objective.

                                   MANAGEMENT

INVESTMENT ADVISER


Under the investment advisory agreement, MSIM, at MSIM's own expense and subject to the supervision of the Fund's Board, provides each Portfolio with investment advice and manages, or arranges for the management of, the investment and reinvestment of a Portfolio's assets. MSIM also performs research services and evaluates statistical and financial data relevant to a Portfolio's investment policies, and provides the Fund's Board with regular reports as to a Portfolio's overall investment plan, schedule of investments and other assets, and recent purchases and sales. The compensation (as a percentage of each Portfolio's average daily net assets), paid quarterly by the Fund to MSIM, is described in the table below.


THE ALL PRO BROAD EQUITY, ALL PRO LARGE CAP GROWTH, ALL PRO LARGE CAP VALUE, ALL PRO SMALL CAP GROWTH, AND ALL PRO SMALL CAP VALUE PORTFOLIOS. As the investment adviser, MSIM uses a "manager-of-managers" approach for the All Pro Portfolios through which MSIM allocates each All Pro Portfolio's assets among two or more "specialist" investment subadvisers. MSIM selects subadvisers for an All Pro Portfolio based on a continuing quantitative and qualitative evaluation of the subadvisers' skills and proven abilities in managing assets pursuant to a particular investment style. Short-term performance is not by itself a significant factor in selecting or terminating investment subadvisers, and, therefore, MSIM does not anticipate frequent changes in investment subadvisers. Criteria for employment of investment subadvisers include, but are not limited to, proven discipline and thoroughness in pursuit of stated investment objectives, long term above-average performance, an ability to preserve capital in declining markets, and the expertise and level of service of the investment subadviser's staff and organization. Investment subadvisers may have different investment styles and security selection disciplines.

MSIM selects subadvisers for an All Pro Portfolio that MSIM believes can invest segments of the Portfolio in a manner such that the Portfolio overall will have characteristics and performance dynamics similar to the applicable Wilshire-style benchmark index. To this end, MSIM may select subadvisers that specialize in some but not necessarily all of the securities comprising the benchmark index. By using more than one subadviser, MSIM can acquire the expertise believed to result in optimal performance for the Portfolio.


MSIM monitors the performance of each investment subadviser and of each All Pro Portfolio. To the extent MSIM deems it appropriate to achieve a Portfolio's investment objective, MSIM reallocates Portfolio assets among individual subadvisers or recommends to the Fund that a Portfolio employ or terminate particular investment subadvisers. The Fund and MSIM may employ or terminate subadvisers without shareholder approval. In the event that a new subadviser is employed for a Portfolio segment, investors in that Portfolio will be sent additional information about the subadviser. Typically, a new subadviser will restructure the investment holdings of the Portfolio segment in accordance with the new subadviser's investment style and approach. For a new subadviser who manages 50% of the total Portfolio's assets, the result could be a portfolio turnover rate up to 50% of that Portfolio. Higher portfolio turnover rates cause increased brokerage expenses and other acquisition costs, which, in turn, can have a negative impact on the All Pro Portfolio's short-term performance. The adviser believes that a new subadviser's longer-term performance can more than compensate for the increased brokerage expenses and other acquisition costs.



MSIM has retained Wilshire Associates Incorporated ("Wilshire") as an investment management consultant to assist MSIM in identifying and evaluating the performance of potential subadvisers for the All Pro Portfolios and the Mid Cap Growth and Bond Portfolios. Wilshire does not participate in the selection of portfolio securities for any Portfolio or in any way participate in the day-to-day management of the All Pro Portfolios, the Mid Cap Growth and Bond Portfolios, or the Fund. Wilshire assists MSIM in gathering data and performing the quantitative analysis necessary to identify the styles and past performance of potential subadvisers. Wilshire also assists MSIM in performing similar ongoing quantitative analysis of the performance of each All Pro Portfolio's and the Mid Cap Growth's and Bond Portfolio's subadvisers and in determining whether changes in a subadviser would be desirable for a Portfolio. Wilshire is located at 1299 Ocean Avenue, Suite 700, Santa Monica CA 90401.


On behalf of the All Pro Portfolios, and after consultation with Wilshire, MSIM has selected each of the subadvisers listed below.


SUBADVISERS TO THE ALL PRO BROAD EQUITY PORTFOLIO. The assets of the All Pro Broad Equity Portfolio are managed in part by Alliance Capital Management L.P. ("Alliance Capital"), in part by Sanford C. Bernstein & Co., LLC ("Bernstein"), in part by Husic Capital Management ("Husic"), and in part by Reams Asset Management Company, LLC ("Reams").



    Alliance Capital. Alliance Capital is a leading global investment adviser supervising client accounts with assets, together with Bernstein, totaling approximately $454 billion as of December 31, 2000. Alliance Capital is located at 1345 Avenue of the Americas, New York, New York.



    Bernstein. Bernstein is an indirect wholly owned subsidiary of Alliance Capital. Bernstein's conducts its investment management services with the assistance of the Bernstein Investment Research and Management Unit of Alliance Capital (the "Bernstein Unit"). The Bernstein Unit services the former investment research and management business of Sanford C. Bernstein & Co., Inc. ("Bernstein Inc."), a registered investment adviser acquired by Alliance Capital in October 2000 that had over 30 years experience managing large cap value portfolios for institutional clients, and together with Alliance Capital, managed approximately $454 billion as of December 31, 2000. Bernstein is located at 767 Fifth Avenue, New York, New York.



    Husic. Husic offers products across the market capitalization spectrum and is dedicated to growth style management. Husic managed on behalf of institutions and individuals approximately $2.2 billion as of March 31, 2001. Husic is located at 555 California Street, Suite 2900, San Francisco, California 94104.



    Reams. Reams provides investment management services primarily to institutional clients. Reams offers small-cap and small to mid cap value products for its clients and had approximately $9.9 billion in assets under management as of March 31, 2001. Reams is located at 227 Washington Street, Columbus, Indiana.



SUBADVISERS TO THE ALL PRO LARGE CAP GROWTH PORTFOLIO. The assets of the All Pro Large Cap Growth Portfolio are managed in part by Alliance Capital and in part by Geewax, Terker & Co. ("Geewax").



    Alliance Capital. Alliance Capital is a leading global investment adviser supervising client accounts with assets, together with Bernstein, totaling approximately $454 billion as of December 31, 2000. Alliance Capital is located at 1345 Avenue of the Americas, New York, New York.



    Geewax. Geewax has expertise in large-capitalization growth equity management and provided portfolio management for approximately $4.2 billion in assets as of March 31, 2001. Geewax is located at 414 Old Baltimore Pike, Chadds Ford, Pennsylvania 19317.


SUBADVISERS TO THE ALL PRO LARGE CAP VALUE PORTFOLIO. The assets of The All Pro Large Value Portfolio are managed in part by Mellon Equity Associates, LLP ("Mellon Equity") and in part by Bernstein.


    Mellon Equity. Mellon Equity is a Pennsylvania limited liability partnership. Mellon Bank, N.A. is the 99% limited partner and MMIP, LLC is the 1% general partner of Mellon Equity. MMIP, LLC is a wholly owned subsidiary of Mellon Bank, N.A. Mellon Equity manages all of its own research, portfolio management, marketing and client contact. Mellon Equity managed approximately $27.5 billion in assets as of March 31, 2001. Mellon Equity is located at 500 Grant Street, Suite 4200, Pittsburgh, Pennsylvania.



    Bernstein. Bernstein is an indirect wholly owned subsidiary of Alliance Capital. Bernstein's conducts its investment management services with the assistance of the Bernstein Investment Research and

    Management Unit of Alliance Capital (the "Bernstein Unit"). The Bernstein Unit services the former investment research and management business of Sanford C. Bernstein & Co., Inc. ("Bernstein Inc."), a registered investment adviser acquired by Alliance Capital in October 2000 that had over 30 years experience managing large cap value portfolios for institutional clients, and together with Alliance Capital, managed approximately $454 billion as of December 31, 2000. Bernstein is located at 767 Fifth Avenue, New York, New York.



SUBADVISERS TO THE ALL PRO SMALL CAP GROWTH PORTFOLIO. The assets of the All Pro Small Cap Growth Portfolio are managed in part by Husic and in part by Lee Munder Investments, Ltd. ("Munder Investments").



    Husic. Husic offers products across the market capitalization spectrum and is dedicated to growth style management. Husic managed on behalf of institutions and individuals approximately $2.2 billion as of March 31, 2001. Husic is located at 555 California Street, Suite 2900, San Francisco, California 94104.



    Munder Investments. Munder Investments emphasizes companies that have established a pattern of business success: above average growth, superior financial characteristics, superior business positions, and strong management. Munder Investments had approximately $620 million in assets under management as of March 31, 2001. Munder Investments is located at 200 Clarendon Street, Boston, Massachusetts.


SUBADVISERS TO THE ALL PRO SMALL CAP VALUE PORTFOLIO. The assets of the All Pro Small Cap Value Portfolio are managed in part by Reams and in part by Sterling Capital Management LLC ("Sterling").


    Reams. Reams provides investment management services primarily to institutional clients. Reams offers small-cap and small to mid cap value products for its clients and had approximately $9.9 billion in assets under management as of March 31, 2001. Reams is located at 227 Washington Street, Columbus, Indiana.



    Sterling. Sterling offers a small capitalization approach that focuses on the intrinsic worth of companies based on their normalized free cash flow. Sterling had total assets under management of approximately $4.0 billion as of March 31, 2001. Sterling is located at 301 South College Street, Charlotte, North Carolina.



THE EQUITY 500 INDEX, INTERNATIONAL, MID CAP GROWTH, BALANCED, BOND, AND MONEY MARKET PORTFOLIOS. MSIM also serves as investment adviser for the Equity 500 Index, International, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios. To manage the investments of the assets of these Portfolios, MSIM has engaged the following subadvisers, as listed below, each of whom serves subject to the general oversight of the Fund's Board and subject to the monitoring and supervision of MSIM.



SSgA has been engaged to manage the investments of the Equity 500 Index Portfolio's assets. SSgA is one of the State Street Global Advisors companies that constitute the investment management business of State Street Corporation. SSgA had assets under management of approximately $720.5 billion as of March 31, 2001. SSgA is located at One International Place, Boston, MA 02110.



TBC has been engaged to manage the investments of the International Portfolio's assets. TBC had assets under management of approximately $29.5 billion as of March 31, 2001. TBC is located at One Boston Place, Boston, MA 02108.



T. Rowe Price has been engaged to manage the investments of the Mid Cap Growth Portfolio's assets. T. Rowe Price has assets under management of approximately $148.7 billion as of March 31, 2001. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD.

Alger Management has been engaged to manage the investments of the Balanced Portfolio's assets. Alger Management had assets under management of approximately $14 billion as of March 31, 2001. Alger Management is located at 1 World Trade Center, New York, New York.



Western Asset has been engaged to manage the investments of the Bond Portfolio's assets. Western Asset had assets under management of approximately $81 billion as of March 31, 2001. Western Asset is located at 117 East Colorado Blvd., Pasadena, CA.



PORTFOLIO ADVISORY FEES



The following table shows the Portfolio advisory fees paid in 2000 by the Fund to the Portfolio's investment adviser. For the All Pro, Equity 500 Index, and International Portfolios, the Fund paid these advisory fees to MSIM. For the All Pro Broad Equity (formerly, "Growth"), Mid Cap Growth (formerly, "Aggressive Growth"), Balanced (formerly, "Managed"), Bond, and Money Market Portfolios, the Fund paid these advisory fees to a former adviser.



                                                                                    MAXIMUM
                                                FEE PAID IN 2000                  ANNUAL RATE
                                           (AS A PERCENTAGE OF AVERAGE    (AS A PERCENTAGE OF AVERAGE
                PORTFOLIO                     DAILY NET ASSETS)(1)             DAILY NET ASSETS)
                ---------                  ---------------------------    ---------------------------
All Pro Broad Equity.....................             0.32%                          0.50%
All Pro Large Cap Growth.................             0.70%                          0.70%
All Pro Large Cap Value..................             0.70%                          0.70%
All Pro Small Cap Growth.................             0.90%                          0.90%
All Pro Small Cap Value..................             0.90%                          0.90%
Equity 500 Index.........................             0.24%(2)                       0.24%
International............................             0.75%                          0.75%
Mid Cap Growth...........................             0.37%                          0.50%
Balanced.................................             0.40%                          0.40%
Bond.....................................             0.35%                          0.35%
Money Market.............................             0.25%                          0.25%


-------------------------


(1) With respect to fees paid in 2000 for each of the Portfolios (except the All Pro Portfolios and the Money Market Portfolio), the fee payable by a Portfolio to the current or former adviser is graduated so that increases in the respective Portfolio's net assets may result in a lower fee and decreases in the Portfolio's net assets may result in a higher fee. The maximum annual rate payable to the Adviser is indicated by the right-hand column above. See "Investment Advisory and Other Services" in the SAI for further information.



(2) Fee as a percentage of the Portfolio's daily net assets for the fiscal period February 7 through December 31, 2000.


PORTFOLIO MANAGERS

ALL PRO PORTFOLIOS. Assets of each All Pro Portfolio are managed by two or more subadvisers that have contracted with MSIM to bring a specific asset management strategy to the management of that Portfolio. Sarah Lange, CFA, President of MSIM, is the principal person responsible for evaluating the performance of subadvisers and recommending their employment or termination. Ms. Lange also serves as Chief Investment Officer and Senior Vice President of Provident Mutual Life Insurance Company. Ms. Lange has a B.A. in Economics from Dickinson College and an M.B.A. from Baruch College of the City University of New York. Ms. Lange is a Chartered Financial Analyst and has been with MSIM since 1983. Ms. Lange has over 20 years investment experience and previous employers include Penn Mutual Life Insurance Company and Mellon Bank.

The table below summarizes the background data with respect to each subadviser's portfolio managers that provide the day-to-day management of each Portfolios' assets.


ALL PRO BROAD EQUITY     Alliance Capital         Alliance Capital's following investment
AND ALL PRO LARGE CAP                             professionals have served as portfolio managers
GROWTH PORTFOLIOS                                 to the All Pro Broad Equity Portfolio since
                                                  January 27, 2001 and the All Pro Large Cap Growth
                                                  Portfolio since December 6, 2000: Stephen W.
                                                  Pelensky, Penn State University; M.B.A.,
                                                  University of Pennsylvania; joined Alliance
                                                  Capital in 1994, began investment experience in
                                                  1979; and William D. Baird, University of
                                                  Michigan; M.B.A., New York University; joined
                                                  Alliance Capital in 1994, began investment
                                                  experience in 1992.
ALL PRO LARGE CAP        Geewax                   Geewax's following investment professionals have
GROWTH PORTFOLIO                                  served as portfolio managers to the All Pro Large
                                                  Cap Growth Portfolio since May 1, 1998: John J.
                                                  Geewax: B.S., M.B.A., J.D., Ph.D. (ABD),
                                                  University of Pennsylvania; joined Geewax in
                                                  1982, began investment experience in 1980; and
                                                  Christopher P. Ouimet: B.S., Albright College;
                                                  M.B.A., St. Joseph's University; joined Geewax in
                                                  1994.
ALL PRO LARGE CAP VALUE  Mellon Equity            Mellon Equity's following investment
PORTFOLIO                                         professionals have served as portfolio managers
                                                  to the All Pro Large Cap Value Portfolio since
                                                  May 1, 1998: Robert A. Wilk, CFA: B.S. in
                                                  Management and Electrical Engineering, M.I.T.;
                                                  M.S. in Finance, M.I.T.; joined Mellon Equity in
                                                  1990, began investment experience in 1971; and
                                                  Jocelin A. Reed, CFA: B.S. in Finance,
                                                  Pennsylvania State University; M.B.A. in Finance,
                                                  University of Pittsburgh; joined Mellon Equity in
                                                  1996, began investment experience in 1991.
ALL PRO BROAD EQUITY     Bernstein                The following investment professionals have
AND ALL PRO LARGE CAP                             served as portfolio managers to the All Pro Large
VALUE PORTFOLIOS                                  Cap Value Portfolio since April 13, 2000 and to
                                                  the All Pro Broad Equity Portfolio since January
                                                  27, 2001: (1) Marilyn G. Fedak, Executive Vice
                                                  President and Chief Investment Officer -- U.S.
                                                  Value Equities at Alliance Capital since October
                                                  2, 2000 and prior to that Chief Investment
                                                  Officer and Chairman of the U.S. Equity
                                                  Investment Policy Group at Sanford C. Bernstein &
                                                  Co., Inc. ("Bernstein Inc.") since 1993; has
                                                  managed portfolio investments since 1976; joined
                                                  Bernstein in 1984; B.A., Smith College; M.B.A.,
                                                  Harvard Business School; and (2) Steven
                                                  Pisarkiewicz, with Alliance Capital's Bernstein
                                                  Unit since October 2, 2000 and prior to that with
                                                  Bernstein Inc. since 1989; Senior Portfolio
                                                  Manager since 1997; B.S., University of Missouri;
                                                  M.B.A., University of California at Berkeley.
ALL PRO BROAD EQUITY     Husic                    Husic's following investment professionals have
AND SMALL CAP GROWTH                              served as portfolio managers to the All Pro Small
PORTFOLIOS                                        Cap Growth Portfolio since May 1, 1998 and to the
                                                  All Pro Broad Equity Portfolio since January 27,
                                                  2001: Frank J. Husic,

                                                  CFA: B.S. Mathematics, Youngstown State
                                                  University; M.S. in Industrial Administration,
                                                  Carnegie Mellon University; M.A. Economics,
                                                  University of Pennsylvania; founded Husic in
                                                  1986, began investment experience in 1971; and
                                                  Ronald J. Leong, CFA: B.S. with High Honors in
                                                  Banking and Finance, San Francisco State
                                                  University; joined Husic in 1989, began
                                                  investment experience in 1989.
ALL PRO SMALL CAP        Munder Investments       Munder Investments's following investment
GROWTH PORTFOLIO                                  professionals have served as portfolio managers
                                                  to the All Pro Small Cap Growth Portfolio since
                                                  August 24, 2000; and these same professionals,
                                                  while employed at a previous investment adviser,
                                                  served as portfolio managers for the Portfolio
                                                  from May 1, 1998 to August 24, 2000: Nicholas S.
                                                  Battelle, CFA: degrees from Duke University and
                                                  Columbia University Graduate School of Business;
                                                  joined the previous investment adviser in 1982
                                                  and began investment experience in 1970; and
                                                  Jonathan F. Stone: undergraduate degree from
                                                  Brown University and M.B.A. Harvard University;
                                                  joined the previous investment adviser in 1997,
                                                  began investment experience in 1990.
ALL PRO BROAD EQUITY     Reams                    Reams' following investment professionals have
AND SMALL CAP VALUE                               served as portfolio managers to the All Pro Small
PORTFOLIOS                                        Cap Value Portfolio since December 1999 and to
                                                  the All Pro Broad Equity Portfolio since January
                                                  27, 2001: David R. Milroy: B.B.A. and M.S.,
                                                  University of Wisconsin; joined Reams in 1990 and
                                                  began investment experience in 1986; Fred W.
                                                  Reams: B.A. and M.A., Western Michigan
                                                  University; joined Reams in 1981, and began
                                                  investment experience in 1967.
ALL PRO SMALL CAP VALUE  Sterling                 Sterling's following investment professionals
PORTFOLIO                                         have served as portfolio managers to the All Pro
                                                  Small Cap Value Portfolio since February 2000:
                                                  Brian R. Walton, CFA: B.S., Indiana University;
                                                  M.B.A., University of NC-Chapel Hill; joined
                                                  Sterling in 1995; and Eduardo A. Brea, CFA: B.S.
                                                  University of Florida; M.B.A., University of
                                                  South Florida; joined Sterling in 1995.
EQUITY 500 INDEX         SSgA                     Anne Eisenburg, Portfolio Manager and Principal
PORTFOLIO                                         from SSgA, uses a sophisticated computer program.
INTERNATIONAL PORTFOLIO  TBC                      Sandor Cseh, Senior Vice President and Director
                                                  of International Equities of TBC, and D. Kirk
                                                  Henry, Senior Vice President of TBC, have been
                                                  the co-managers for the International Portfolio
                                                  since 1991. Mr. Cseh has over 30 years experience
                                                  in investment management. Mr. Henry has over 17
                                                  years experience in investment management.
MID CAP GROWTH           T. Rowe Price            The Mid Cap Growth Portfolio is managed by an
PORTFOLIO                                         investment advisory committee chaired by Brian W.
                                                  H. Berghuis, Managing Director. Mr. Berghuis and
                                                  Mr. John

                                                  Wakeman have been the lead portfolio managers of
                                                  the Portfolio since January 27, 2001. Mr.
                                                  Berghuis is a Chartered Financial Analyst, and
                                                  has been with T. Rowe Price since 1985. Mr.
                                                  Wakeman has been with T. Rowe Price since 1989.
BALANCED PORTFOLIO       Alger Management         Alger Management's following investment
                                                  professionals have served as portfolio managers
                                                  to the Balanced Portfolio since January 27, 2001:
                                                  David D. Alger: A.B. Harvard University; M.B.A.
                                                  University of Michigan; serves as President and
                                                  Chief Investment Officer, joined Alger Management
                                                  in 1971; Ron Tartaro: B.S. and M.S. Columbia
                                                  University; serves as Executive Vice President,
                                                  joined Alger Management in 1990. Lisa Gregg has
                                                  served as Portfolio Manager to the Balanced
                                                  Portfolio since February 2001; she also serves as
                                                  Senior Vice President, joined Alger in 1983.
BOND PORTFOLIO           Western Asset            Western Asset's following investment
                                                  professionals have served as portfolio managers
                                                  to the Bond Portfolio since January 27, 2001: S.
                                                  Kenneth Leech: B.A. University of Pennsylvania;
                                                  M.B.A. Wharton School; serves as Chief Investment
                                                  Officer, joined firm in 1991; and Stephen A.
                                                  Walsh, Deputy: B.A. Duke University; M.B.A.
                                                  Dartmouth College; serves as Chief Investment
                                                  Officer, joined the firm in 1990.
MONEY MARKET PORTFOLIO   MSIM                     Dina M. Welch and Kathleen Larrabee have been the
                                                  persons responsible for the day-to-day management
                                                  of the Portfolio since January 27, 2001. Ms.
                                                  Welch, Vice President, serves as the portfolio
                                                  manager and has 17 years experience managing
                                                  fixed income investments, including money market
                                                  investments. Ms. Welch has been employed by MSIM
                                                  since 1991. Ms. Larrabee, Investment Officer, has
                                                  over 16 years of investment experience and has
                                                  been employed by MSIM since 1999.

                        DESCRIPTION OF THE FUND'S SHARES


GENERAL

The Fund issues a separate class of shares of beneficial interest for each Portfolio. The Fund may establish additional portfolios in the future and additional classes of shares for the existing or new portfolios.


Based on current federal securities law requirements, the Fund expects that its insurance company shareholders will offer owners of their variable life insurance contracts and variable annuity contracts the opportunity to instruct the shareholders as to how to vote shares allocable to their contracts regarding certain matters, such as the election of trustees and, absent exemptive relief from the requirements of Section 15 of the 1940 Act, the approval of investment advisory agreements. The Fund currently has Section 15 exemptive relief for the All Pro Portfolios and other Portfolios, subject to certain conditions. Fund shares not attributable to variable life insurance or annuity contracts, or for which no timely instructions are received by insurance company shareholders, generally are voted by each insurance company in the same proportion as the voting instructions that are received by that company for all contracts of the company participating in each Portfolio. The voting instructions received from contract holders may be disregarded in certain circumstances that are described in the prospectuses for the variable contracts.



DETERMINATION OF NET ASSET VALUE



Each Portfolio's net asset value per share (except the Money Market Portfolio) is normally determined once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Time, on each day when the New York Stock Exchange is open for business. The Money Market Portfolio's net asset value normally is determined once daily on each day that both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business. The New York Stock Exchange and the Federal Reserve Bank of Philadelphia are each scheduled to be open Monday through Friday throughout the year, except for certain respective federal bank or national and other holidays. Each Portfolio's net asset value is computed by dividing the sum of the value of the portfolio securities, cash, and other assets, minus all liabilities, by the total number of outstanding shares of the Portfolio.



The value of each Portfolio's securities and assets, except those of the Money Market Portfolio and certain short-term debt securities held by other Portfolios, is determined on the basis of their market values. All of the securities and assets of the Money Market Portfolio and short-term debt securities having remaining maturities of sixty days or less held by other Portfolios are valued by the amortized-cost method, which approximates market value. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under authority delegated by, the Fund's Board. A Portfolio may invest in securities primarily listed on foreign exchanges that trade on days when the Portfolio does not price its shares. Therefore, the net asset value of the Portfolio's shares may change on days when shareholders may not be able to redeem Portfolio shares. See "Determination of Net Asset Value" in the SAI.



OFFER, PURCHASE, AND REDEMPTION OF SHARES



Shares of the Fund are not available directly to the public. Currently, shares of the Fund are sold, without sales charge, at each Portfolio's net asset value per share, only to variable life insurance and variable annuity separate accounts of Provident Mutual Life Insurance Company ("Provident Mutual") and Providentmutual Life and Annuity Company of America ("PLACA"), and to variable life insurance and annuity separate accounts of certain other insurance companies. In the future, the Fund may offer shares of one or more of the Portfolios (including new portfolios that might be added to the Fund) to other separate accounts of Provident Mutual, PLACA, or other insurance companies to support variable life insurance policies or variable annuity contracts, or shares also may be sold to other insurance company separate accounts to fund variable life insurance policies and variable annuity contracts. In the future, shares of certain other portfolios may be sold to retail customers but, in that event, would not be sold to insurance company separate accounts to support variable life insurance contracts and variable annuity contracts. Each Portfolio's price per share is based on the next daily calculation of net asset value after an order is received.

Shares of certain Portfolios are sold in a continuous offering and are authorized to be offered to insurance company separate accounts to support variable life insurance and variable annuity contracts. Net premiums or net purchase payments under a contract are placed in one or more subaccounts of a separate account, and the assets of each separate account are invested in the shares of the Portfolio corresponding to that subaccount. A separate account purchases and redeems shares of the Portfolios for its subaccounts at net asset value without sales or redemption charges.

On each day that a Portfolio's net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares of the Portfolio based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from contract owners, annuitants, and beneficiaries that have been processed on that day. A separate account purchases and redeems shares of each Portfolio at the Portfolio's net asset value per share calculated as of the same day, although these purchases and redemptions may be executed the next morning. Money received by the Fund from a separate account for the purchase of shares of the International Portfolio may not be invested by that Portfolio until the day following the execution of the purchases.

Please refer to the separate prospectus for each separate account and its related contract for a more detailed description of the procedures whereby a contract owner, annuitant, or beneficiary may allocate his or her interest in a separate account to a subaccount using the shares of one of the Portfolios as an underlying investment medium.

DIVIDENDS, DISTRIBUTIONS, AND TAXES


The Fund intends that each Portfolio will continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and will meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For a discussion regarding what it means to qualify as a RIC and a general discussion concerning some of the possible tax consequences associated with the operation of the Fund, please refer to the section entitled "Federal Tax Status of the Portfolios" in the SAI.



Shares of the current Portfolios are offered only to insurance company separate accounts. Under the Code, no tax is imposed on an insurance company with respect to income or gain of a qualifying separate account to the extent such income or gain is attributable to assets held in the separate account for the benefit of eligible variable life insurance or variable annuity contracts. Accordingly, no gain or loss should be recognized on account of ordinary income or capital-gain distributions to the Fund's insurance company shareholders or upon the sale or redemption of shares of the Portfolios, in each case to the extent the shares of the Portfolios are held on behalf of eligible variable insurance products. Please refer to the appropriate tax disclosure in the respective prospectuses for a separate account and its related contract for more information on the taxation of life insurance companies and their separate accounts, as well as the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.



For more information about the tax status of the Fund, see "Federal Tax Status of the Portfolios" in the SAI.

                                 REORGANIZATION

As of close of business on January 26, 2001, Market Street Fund reorganized to a Delaware business trust from a Maryland corporation. In connection with that reorganization, the following three Portfolios changed names.


----------------------------------------------------------------------------------------
            NEW PORTFOLIO NAME                          FORMER PORTFOLIO NAME
----------------------------------------------------------------------------------------
      All Pro Broad Equity Portfolio                       Growth Portfolio
----------------------------------------------------------------------------------------
         Mid Cap Growth Portfolio                    Aggressive Growth Portfolio
----------------------------------------------------------------------------------------
            Balanced Portfolio                            Managed Portfolio
----------------------------------------------------------------------------------------



The Portfolios also changed investment approaches. The All Pro Broad Equity Portfolio also changed its investment objective.



ALL PRO BROAD EQUITY PORTFOLIO


     - New investment objective -- to seek long-term capital appreciation

     - Shift from a totally value-oriented investment strategy to an investment strategy that combines a growth-style with a value-style of investing

     - Assume an "All Pro" multiple-manager approach

     - Invest primarily in equity securities of both larger and smaller companies included in the Wilshire 5000 Index that offer above-average potential for growth in the future


MID CAP GROWTH PORTFOLIO


     - Shift from investments primarily in securities of small capitalization companies and/or unseasoned companies to investments primarily in securities of mid cap companies


BALANCED PORTFOLIO


     - Portfolio with bond and equity portions

     - Shift to growth-oriented investment over the long term for the equity portion

                  APPENDIX A -- TERMS USED IN THIS PROSPECTUS

ADVISER:  Any of the investment adviser and subadvisers to the Portfolios.

     - Market Street Investment Management Company ("MSIM") (formerly, "Providentmutual Investment Management Company") serves as investment adviser to the All Pro Portfolios, Equity 500 Index, International, Mid Cap Growth, Balanced, Bond and Money Market Portfolios.

     - The Boston Company Asset Management, LLC ("TBC") serves as investment subadviser to the International Portfolio.


     - SSgA Fund Management, Inc. ("SSgA") serves as investment subadviser to the Equity 500 Index Portfolio.


     - T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as investment subadviser to the Mid Cap Growth Portfolio.


     - Fred Alger Management, Inc. ("Alger Management") serves as investment subadviser to the Balanced Portfolio.


     - Western Asset Management Company ("Western Asset") serves as investment subadviser to the Bond Portfolio.

     - Several investment subadvisers serve as portfolio managers for the All Pro Portfolios.


     - A non-discretionary investment management consultant, Wilshire Associates Incorporated ("Wilshire"), assists MSIM in identifying and evaluating investment subadvisers to the All Pro Portfolios and the Mid Cap Growth and Bond Portfolios.


EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

FOREIGN ISSUERS: (1) Companies organized outside the United States, (2) companies whose securities are principally traded outside of the United States, and (3) foreign governments and agencies or instrumentalities of foreign governments.


INVESTMENT-GRADE SECURITIES: Securities rated, at the time of purchase, "investment grade" by a nationally-recognized statistical rating organization ("Rating Agency") (e.g. "Baa3" or higher by Moody's Investors Service ("Moody's") or "BBB-" or higher by Standard & Poor's ("S&P")) or unrated securities that the Adviser or a subadviser determines to be of comparable quality. (See Appendix A to the SAI for an explanation of ratings.)


NON-U.S. DOLLAR SECURITIES: Securities denominated or quoted in a foreign currency.

PRIMARILY: Where the description of a Portfolio indicates that it invests primarily in certain types of securities, this means that, under normal circumstances, it invests at least 65% of its total assets in such securities.

SAI: The Fund's statement of additional information, or SAI, contains additional information about the Fund and the Portfolios and has been filed with the Securities and Exchange Commission. Investors may obtain a free copy of the SAI by contacting the Fund at the toll-free number or address shown on the back cover page of this prospectus.

                      [This page intentionally left blank]

                       APPENDIX B -- FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio's financial performance for the past 5 years or since commencement of operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for each fiscal period has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are attached to the SAI, which is available upon request.



                                                     ALL PRO BROAD EQUITY PORTFOLIO(1)
                                                       (FORMERLY, GROWTH PORTFOLIO)
                                                            (FOR PERIODS ENDED)
                                          -------------------------------------------------------
                                          01/01/00   01/01/99   01/01/98    01/01/97     01/01/96
                                             TO         TO         TO          TO           TO
                                          12/31/00   12/31/99   12/31/98   12/31/97(2)   12/31/96
                                          --------   --------   --------   -----------   --------
Net asset value, beginning of period....  $  18.94   $  18.82   $  19.46     $  18.10    $  16.36
                                          --------   --------   --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................      0.28       0.27       0.27         0.35        0.46
  Net realized and unrealized gain
     (loss) on investments..............      1.42       0.28       1.97         3.49        2.54
                                          --------   --------   --------     --------    --------
     Total from investment operations...      1.70       0.55       2.24         3.84        3.00
                                          --------   --------   --------     --------    --------
LESS DISTRIBUTIONS:
  Dividends to shareholders from net
     investment income..................     (0.27)     (0.06)     (0.29)       (0.38)      (0.48)
  Dividends to shareholders from net
     capital gains......................     (1.19)     (0.37)     (2.59)       (2.10)      (0.78)
                                          --------   --------   --------     --------    --------
     Total distributions................     (1.46)     (0.43)     (2.88)       (2.48)      (1.26)
                                          --------   --------   --------     --------    --------
Net asset value, end of period..........  $  19.18   $  18.94   $  18.82     $  19.46    $  18.10
                                          ========   ========   ========     ========    ========
     Total Returns......................      9.64%      2.98%     13.70%       24.32%      19.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period $(000)......   256,660    302,262    315,299      267,389     198,948
  Ratios of expenses to average net
     assets (annualized)(3).............      0.48%      0.48%      0.46%        0.43%       0.50%
  Ratios of net investment income to
     average net assets (annualized)....      1.32%      1.35%      1.53%        2.01%       2.80%
  Portfolio turnover rate...............        39%        46%        30%         108%         72%


-------------------------


(1) Effective January 27, 2001, the "Growth Portfolio" was renamed the "All Pro Broad Equity Portfolio" and the investment adviser was changed from Sentinel Advisors Company to Market Street Investment Management Company.



(2) On May 1, 1997, the investment adviser was changed from Newbold's Asset Management, Inc. to Sentinel Advisors Company.



(3) Expense ratios before reimbursement of expenses by an affiliated insurance company and expenses waived in 1998 by the administrator for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.48%, 0.48%,
    0.47%, 0.43%, and 0.50%, respectively.

                                                                     ALL PRO LARGE CAP
                                                                     GROWTH PORTFOLIO
                                                                    (FOR PERIODS ENDED)
                                                            -----------------------------------
                                                            01/01/00    01/01/99    05/04/98(1)
                                                               TO          TO           TO
                                                            12/31/00    12/31/99     12/31/98
                                                            --------    --------    -----------
Net asset value, beginning of period......................  $ 14.77     $ 11.77       $ 10.00
                                                            -------     -------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)............................     0.01       (0.01)         0.00
  Net realized and unrealized gain (loss) on
     investments..........................................    (2.70)       3.01          1.77
                                                            -------     -------       -------
     Total from investment operations.....................    (2.69)       3.00          1.77
                                                            -------     -------       -------
LESS DISTRIBUTIONS:
  Dividends to shareholders from net investment income....    (0.00)      (0.00)        (0.00)
  Dividends to shareholders from net capital gains........    (0.58)      (0.00)        (0.00)
                                                            -------     -------       -------
     Total distributions..................................    (0.58)      (0.00)        (0.00)
                                                            -------     -------       -------
Net asset value, end of period............................  $ 11.50     $ 14.77       $ 11.77
                                                            =======     =======       =======
     Total returns........................................   (19.00)%     25.52%        17.70%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period $(000)........................   45,408      37,961        14,307
  Ratios of expenses to average net assets
     (annualized)(3)......................................     0.87%       0.89%         0.90%
  Ratios of net investment income to average net assets
     (annualized).........................................     0.05%      (0.09)%        0.04%
  Portfolio turnover......................................      109%         83%           64%


-------------------------

(1)  Commencement of operations.



(2)  Total returns for periods less than one year are not annualized.



(3) Expense ratio before reimbursement of expenses by an affiliated insurance company and expenses waived in 1998 by the administrator for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 were as follows: 0.87%, 0.89%, and 0.92% (annualized), respectively.

                                                                     ALL PRO LARGE CAP
                                                                      VALUE PORTFOLIO
                                                                    (FOR PERIODS ENDED)
                                                            -----------------------------------
                                                            01/01/00    01/01/99    05/04/98(1)
                                                               TO          TO           TO
                                                            12/31/00    12/31/99     12/31/98
                                                            --------    --------    -----------
Net asset value, beginning of period......................  $  9.98     $  9.90       $ 10.00
                                                            -------     -------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)............................     0.10        0.09          0.07
  Net realized and unrealized gain (loss) on
     investments..........................................     0.07        0.06         (0.17)
                                                            -------     -------       -------
     Total from investment operations.....................     0.17        0.15         (0.10)
                                                            -------     -------       -------
LESS DISTRIBUTIONS:
  Dividends to shareholders from net investment income....    (0.09)      (0.07)        (0.00)
  Dividends to shareholders from net capital gains........    (0.00)      (0.00)        (0.00)
                                                            -------     -------       -------
     Total distributions..................................    (0.09)      (0.07)        (0.00)
                                                            -------     -------       -------
Net asset value, end of period............................  $ 10.06     $  9.98       $  9.90
                                                            =======     =======       =======
     Total returns........................................     1.75%       1.49%        (1.00)%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period $(000)........................   28,630      24,319        15,616
  Ratios of expenses to average net assets
     (annualized)(3)......................................     0.92%       0.91%         0.95%
  Ratios of net investment income to average net assets
     (annualized).........................................     1.17%       1.07%         1.31%
  Portfolio turnover......................................       84%         64%           39%


-------------------------

(1)  Commencement of operations.



(2)  Total returns for periods less than one year are not annualized.



(3) Expense ratios before reimbursement of expenses by an affiliated insurance company and expenses waived in 1998 by the administrator for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 were as follows: 0.92%, 0.91%, and 0.97% (annualized), respectively.

                                                                   ALL PRO SMALL CAP
                                                                    GROWTH PORTFOLIO
                                                                  (FOR PERIODS ENDED)
                                                      --------------------------------------------
                                                        01/01/00        01/01/99       05/04/98(1)
                                                           TO              TO              TO
                                                        12/31/00        12/31/99        12/31/98
                                                      -------------   -------------    -----------
Net asset value, beginning of period................     $ 18.83         $  9.80         $10.00
                                                         -------         -------         ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)......................        0.05           (0.04)         (0.01)
  Net realized and unrealized gain (loss) on
     investments....................................       (3.77)           9.07          (0.19)
                                                         -------         -------         ------
     Total from investment operations...............       (3.82)           9.03          (0.20)
                                                         -------         -------         ------
LESS DISTRIBUTIONS:
  Dividends to shareholders from net investment
     income.........................................       (0.00)          (0.00)         (0.00)
  Dividends to shareholders from net capital
     gains..........................................       (0.63)          (0.00)         (0.00)
                                                         -------         -------         ------
     Total distributions............................       (0.63)          (0.00)         (0.00)
                                                         -------         -------         ------
Net asset value, end of period......................     $ 14.38         $ 18.83         $ 9.80
                                                         =======         =======         ======
     Total returns..................................      (21.15)%         92.14%         (2.00)%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period $(000)..................      62,120          45,200          9,685
  Ratios of expenses to average net assets
     (annualized)(3)................................        1.07%           1.11%          1.24%
  Ratios of net investment income to average net
     assets (annualized)............................       (0.58)%         (0.57)%        (0.14)%
  Portfolio turnover................................         141%            114%            82%


-------------------------


(1)  Commencement of operations.



(2)  Total returns for periods less than one year are not annualized.



(3) Expense ratios before reimbursement of expenses by an affiliated insurance company and expenses waived in 1998 by the administrator for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 were as follows: 1.07%, 1.11%, and 1.25% (annualized), respectively.

                                                             All Pro Small Cap Value Portfolio
                                                                  (for the periods ended)
                                                           -------------------------------------
                                                           01/01/00     01/01/99     05/04/98(1)
                                                              to           to            to
                                                           12/31/00     12/31/99      12/31/98
                                                           ---------    ---------    -----------
Net asset value, beginning of period.....................   $  7.57      $  8.25       $ 10.00
                                                            -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)...........................      0.06         0.02          0.02
  Net realized and unrealized gain (loss) on
     investments.........................................      1.51        (0.68)        (1.77)
                                                            -------      -------       -------
     Total from investment operations....................      1.57        (0.66)        (1.75)
                                                            -------      -------       -------
LESS DISTRIBUTIONS:
  Dividends to shareholders from net investment income...     (0.02)       (0.02)        (0.00)
  Dividends to shareholders from net capital gains.......     (0.00)       (0.00)        (0.00)
                                                            -------      -------       -------
     Total distributions.................................     (0.02)       (0.02)        (0.00)
                                                            -------      -------       -------
Net asset value, end of period...........................   $  9.12      $  7.57       $  8.25
                                                            =======      =======       =======
     Total returns.......................................     20.88%       (8.05)%      (17.50)%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period $(000).......................    22,152       11,300         8,073
  Ratios of expenses to average net assets
     (annualized)(3).....................................      1.14%        1.20%         1.28%
  Ratios of net investment income to average net assets
     (annualized)........................................      0.90%        0.39%         0.48%
  Portfolio turnover.....................................       117%         114%           38%


-------------------------


(1)  Commencement of operations.



(2)  Total returns for periods less than one year are not annualized.



(3) Expense ratios before reimbursement of expenses by an affiliated insurance company and expenses waived in 1998 by the administrator for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 were as follows: 1.14%, 1.21%, and 1.36% (annualized), respectively.

                                                                EQUITY 500
                                                              INDEX PORTFOLIO
                                                              ---------------
                                                                02/07/00(1)
                                                                    TO
                                                                 12/31/00
                                                              ---------------
Net asset value, beginning of period........................     $  10.00
                                                                 --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................         0.09
Net realized and unrealized gain (loss) on investments......        (0.73)
                                                                 --------
     Total from investment operations.......................        (0.64)
                                                                 --------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........        (0.00)
Dividends to shareholders from net capital gains............        (0.00)
                                                                 --------
     Total distributions....................................        (0.00)
                                                                 --------
Net asset value, end of period..............................     $   9.36
                                                                 --------
     Total returns..........................................        (6.40)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................      366,338
Ratios of expenses to average net assets (annualized)(3)....         0.28%
Ratios of net investment income to average net assets
  (annualized)..............................................         0.99%
Portfolio turnover..........................................            5%


-------------------------


(1)  Commencement of Operations.



(2)  Total returns for periods less than one year are not annualized.



(3) Expense ratio before reimbursement of expense by an affiliated insurance company for the period ended December 31, 2000 was 0.40% (annualized).

                                                       INTERNATIONAL PORTFOLIO
                                                         (FOR PERIODS ENDED)
                                      ----------------------------------------------------------
                                      01/01/00    01/01/99    01/01/98     01/01/97     01/01/96
                                         TO          TO          TO           TO           TO
                                      12/31/00    12/31/99    12/31/98     12/31/97     12/31/96
                                      --------    --------    --------    ----------    --------
Net asset value, beginning of
  period............................  $ 16.68     $ 13.85     $ 13.61      $ 13.41      $ 12.86
                                      -------     -------     -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.............     0.17        0.19        0.15         0.11         0.11
  Net realized and unrealized gain
     (loss) on investments..........    (0.61)       3.61        1.14         1.08         1.23
                                      -------     -------     -------      -------      -------
     Total from investment
       operations...................    (0.44)       3.80        1.29         1.19         1.34
                                      -------     -------     -------      -------      -------
LESS DISTRIBUTIONS:
  Dividends to shareholders from net
     investment income..............    (0.19)      (0.16)      (0.10)       (0.11)       (0.16)
  Dividends to shareholders from net
     capital gains..................    (1.91)      (0.81)      (0.95)       (0.88)       (0.63)
                                      -------     -------     -------      -------      -------
     Total distributions............    (2.10)      (0.97)      (1.05)       (0.99)       (0.79)
                                      -------     -------     -------      -------      -------
Net asset value, end of period......  $ 14.14     $ 16.68     $ 13.85      $ 13.61      $ 13.41
                                      =======     =======     =======      =======      =======
     Total Returns..................    (2.75)%     29.33%      10.13%        9.66%       10.89%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
     $(000).........................   78,501      88,796      71,363       62,513       50,955
  Ratios of expenses to average net
     assets (annualized)............     0.95%       0.98%       1.00%        1.02%        1.05%
  Ratios of net investment income to
     average net assets
     (annualized)...................     1.33%       1.32%       1.18%        1.13%        1.08%
  Portfolio turnover................       37%         41%         37%          37%          35%

                                                   MID CAP GROWTH PORTFOLIO(1)
                                             (FORMERLY, AGGRESSIVE GROWTH PORTFOLIO)
                                                       (FOR PERIODS ENDED)
                                     --------------------------------------------------------
                                     01/01/00    01/01/99    01/01/98    01/01/97    01/01/96
                                        TO          TO          TO          TO          TO
                                     12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                     --------    --------    --------    --------    --------
Net asset value, beginning of
  period...........................  $ 21.97     $ 21.91     $ 22.19     $ 18.52     $ 17.38
                                     -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............     0.18        0.11        0.11        0.17        0.17
  Net realized and unrealized gain
     (loss) on investments.........     7.48        2.89        1.50        3.72        3.03
                                     -------     -------     -------     -------     -------
     Total from investment
       operations..................     7.66        3.00        1.61        3.89        3.20
                                     -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
  Dividends to shareholders from
     net investment income.........    (0.11)      (0.11)      (0.18)      (0.18)      (0.19)
  Dividends to shareholders from
     net capital gains.............    (1.81)      (2.83)      (1.71)      (0.04)      (1.87)
                                     -------     -------     -------     -------     -------
     Total distributions...........    (1.92)      (2.94)      (1.89)      (0.22)      (2.06)
                                     -------     -------     -------     -------     -------
Net asset value, end of period.....  $ 27.71     $ 21.97     $ 21.91     $ 22.19     $ 18.52
                                     =======     =======     =======     =======     =======
     Total Returns.................    38.24%      15.96%       7.99%      21.21%      21.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
     $(000)........................   98,969      62,513      56,495      48,574      34,098
  Ratios of expenses to average net
     assets (annualized)(2)........     0.53%       0.57%       0.61%       0.63%       0.68%
  Ratios of net investment income
     to average net assets
     (annualized)..................     0.81%       0.59%       0.56%       0.95%       1.14%
  Portfolio turnover rate..........       68%         46%         41%         37%         47%


-------------------------

(1) Effective January 27, 2001, the "Aggressive Growth Portfolio" was renamed the "Mid Cap Growth Portfolio" and the investment adviser was changed from Sentinel Advisors Company to Market Street Investment Management Company.



(2) Expense ratios before reimbursement of expenses by an affiliated insurance company and expenses waived in 1998 by the administrator for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.53%,
     0.57%, 0.62%, 0.63%, and 0.68%, respectively.

                                                      BALANCED PORTFOLIO(1)
                                                  (FORMERLY, MANAGED PORTFOLIO)
                                                       (FOR PERIODS ENDED)
                                     --------------------------------------------------------
                                     01/01/00    01/01/99    01/01/98    01/01/97    01/01/96
                                        TO          TO          TO          TO          TO
                                     12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                     --------    --------    --------    --------    --------
Net asset value, beginning of
  period...........................  $ 16.79     $ 17.68     $ 17.06     $ 14.68     $ 14.19
                                     -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............     0.60        0.54        0.54        0.54        0.51
  Net realized and unrealized gain
     (loss) on investments.........     0.75       (0.41)       1.45        2.49        1.07
                                     -------     -------     -------     -------     -------
     Total from investment
       operations..................     1.35        0.13        1.99        3.03        1.58
                                     -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
  Dividends to shareholders from
     net investment income.........    (0.54)      (0.13)      (0.55)      (0.53)      (0.51)
  Dividends to shareholders from
     net capital gains.............    (0.81)      (0.89)      (0.82)      (0.12)      (0.58)
                                     -------     -------     -------     -------     -------
     Total distributions...........    (1.35)      (1.02)      (1.37)      (0.65)      (1.09)
                                     -------     -------     -------     -------     -------
Net asset value, end of period.....  $ 16.79     $ 16.79     $ 17.68     $ 17.06     $ 14.68
                                     =======     =======     =======     =======     =======
     Total Returns.................     8.75%       0.75%      12.54%      21.23%      11.88%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
     $(000)........................   71,521      73,986      67,805      56,068      43,431
  Ratios of expenses to average net
     assets (annualized)(2)........     0.57%       0.57%       0.57%       0.58%       0.60%
  Ratios of net investment income
     to average net assets
     (annualized)..................     3.65%       3.25%       3.22%       3.47%       3.68%
  Portfolio turnover rate..........      157%        156%        203%         99%        106%


-------------------------

(1) Effective January 27, 2001, the "Managed Portfolio" was renamed the "Balanced Portfolio" and the investment adviser was changed from Sentinel Advisors Company to Market Street Investment Management Company.



(2) Expense ratios before reimbursement of expenses by an affiliated insurance company and expenses waived in 1998 by the administrator for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.57%,
     0.57%, 0.58%, 0.58%, and 0.60%, respectively.

                                                              BOND PORTFOLIO(1)
                                                             (FOR PERIODS ENDED)
                                           --------------------------------------------------------
                                           01/01/00    01/01/99    01/01/98    01/01/97    01/01/96
                                              TO          TO          TO          TO          TO
                                           12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                           --------    --------    --------    --------    --------
Net asset value, beginning of period.....  $ 10.58     $ 11.22     $ 10.98     $ 10.67     $ 11.00
                                           -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..................     0.68        0.62        0.63        0.64        0.63
  Net realized and unrealized gain (loss)
     on investments......................     0.28       (0.99)       0.25        0.33       (0.34)
                                           -------     -------     -------     -------     -------
     Total from investment operations....     0.96       (0.37)       0.88        0.97        0.29
                                           -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
  Dividends to shareholders from net
     investment income...................    (0.62)      (0.15)      (0.64)      (0.66)      (0.62)
  Dividends to shareholders from net
     capital gains.......................    (0.00)      (0.12)      (0.00)      (0.00)      (0.00)
                                           -------     -------     -------     -------     -------
     Total distributions.................    (0.62)      (0.27)      (0.64)      (0.66)      (0.62)
                                           -------     -------     -------     -------     -------
Net asset value, end of period...........  $ 10.92     $ 10.58     $ 11.22     $ 10.98     $ 10.67
                                           =======     =======     =======     =======     =======
     Total Returns.......................     9.68%      (3.31)%     (8.22)%      9.50%       2.86%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period $(000).......   38,982      38,182      36,846      23,350      17,087
  Ratios of expenses to average net
     assets (annualized)(2)..............     0.52%       0.52%       0.53%       0.57%       0.56%
  Ratios of net investment income to
     average net assets (annualized).....     6.59%       6.19%       6.03%       6.24%       6.08%
  Portfolio turnover.....................      202%        202%        163%        105%        133%


-------------------------


(1) Effective January 27, 2001, the Bond Portfolio's investment adviser was changed from Sentinel Advisors Company to Market Street Investment Management Company.



(2) Expense ratios before reimbursement of expenses by an affiliated insurance company and expenses waived in 1998 by the administrator for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.52%,
     0.52%, 0.55%, 0.57%, and 0.56%, respectively.

                                                     MONEY MARKET PORTFOLIO(1)
                                                        (FOR PERIODS ENDED)
                                    -----------------------------------------------------------
                                    01/01/00    01/01/99    01/01/98    01/01/97     01/01/96
                                       TO          TO          TO          TO           TO
                                    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96(2)
                                    --------    --------    --------    --------    -----------
Net asset value, beginning of
  period..........................  $   1.00    $   1.00    $  1.00     $  1.00       $  1.00
                                    --------    --------    -------     -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............      0.06        0.05       0.05        0.05          0.05
                                    --------    --------    -------     -------       -------
     Total from investment
       operations.................      0.06        0.05       0.05        0.05          0.05
                                    --------    --------    -------     -------       -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net
  investment income...............     (0.06)      (0.05)     (0.05)      (0.05)        (0.05)
                                    --------    --------    -------     -------       -------
     Total distributions..........     (0.06)      (0.05)     (0.05)      (0.05)        (0.05)
                                    --------    --------    -------     -------       -------
Net asset value, end of period....  $   1.00    $   1.00    $  1.00     $  1.00       $  1.00
                                    ========    ========    =======     =======       =======
     Total Returns................      6.16%       4.91%      5.29%       5.33%         5.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  $(000)..........................   108,831     116,887     91,453      64,339        54,197
Ratios of expenses to average net
  assets (annualized)(3)..........      0.41%       0.40%      0.40%       0.39%         0.44%
Ratios of net investment income to
  average net assets
  (annualized)....................      5.98%       4.81%      5.15%       5.21%         5.03%


-------------------------

(1) Effective January 27, 2001, the Money Market Portfolio's investment adviser was changed from Sentinel Advisors Company to Market Street Investment Management Company.



(2) On May 1, 1996 the investment adviser was changed from Providentmutual Investment Management Company to Sentinel Advisors Company.



(3) Expense ratios before reimbursement of expenses by an affiliated insurance company and expenses waived in 1998 by the administrator for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.41%,
     0.40%, 0.42%, 0.39%, and 0.44%, respectively.

                     ADDITIONAL INFORMATION ABOUT THE FUND

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"):

The SAI, which contains additional information about the Fund, has been filed with the SEC and is incorporated herein by reference. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

A free copy of the Fund's SAI and annual and semi-annual reports may be obtained and further inquiries can be made by calling the Fund at 1-800-688-5177 or by writing to the Fund at 103 Bellevue Parkway, Wilmington, Delaware 19809.

Investment Company Act File No.: 811-4350

                               MARKET STREET FUND
                              103 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809
                                 1-800-688-5177

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2001

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Market Street Fund prospectuses (a "Prospectus"), also dated May 1, 2001, and retained for future reference.

A copy of the Prospectuses to which this Statement of Additional Information relates is available at no charge by writing to Market Street Fund at the above address or by calling the telephone number listed above. Terms not defined in this SAI shall have the same meaning as given these terms in the Prospectus.



                                TABLE OF CONTENTS



                                                                                PAGE
           General Information and History.......................                 1
           Control Persons.......................................                 1
           Investment Objectives of the Portfolios...............                 2
           Investment Restrictions...............................                 2
           Investment Techniques and Risks.......................                 4
           Portfolio Turnover....................................                23
           Management of the Fund................................                24
           Investment Advisory and Other Services................                26
           Portfolio Transactions and Brokerage Allocation.......                39
           Determination of Net Asset Value......................                41
           Redemption of Shares..................................                43
           Federal Tax Status of the Portfolios..................                43
           Capital Stock.........................................                47
           Code of Ethics........................................                48
           Other Services........................................                49
           Appendix -- Description of Money Market Instruments and
             Commercial Paper and Bond Ratings...................               A-1
           Audited Financial Statements..........................               F-1


                         GENERAL INFORMATION AND HISTORY


Market Street Fund, a Delaware business trust created on October 30, 2000, was converted as of the close of business on January 26, 2001 from Market Street Fund, Inc., a Maryland corporation, which was incorporated in the state of Maryland on March 21, 1985 (together, Market Street Fund and Market Street Fund, Inc. are referred to as the "Fund"). The Fund is an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a "series" type of mutual fund, the Fund issues separate series of shares of beneficial interest for each investment portfolio representing fractional undivided interests in that portfolio. Currently there are eleven separate investment portfolios (each a "Portfolio," together, the "Portfolios"), each of which is "diversified" as that term is defined under the 1940 Act. Each current Portfolio, or a new portfolio organized in the future, may offer one or more classes of shares in a single investment portfolio. A Portfolio investor is entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gain on the investments of that Portfolio, as well as a pro-rata share in any losses of that Portfolio. None of the Portfolios intends to concentrate its respective investments in a particular industry or group of industries.

The Fund's Portfolios serve as investment media for variable life insurance contracts and variable annuity contracts issued by Provident Mutual Life Insurance Company ("Provident Mutual"), Providentmutual Life and Annuity Company of America ("PLACA"), and, from time to time, certain other insurance companies. Each of Provident Mutual and PLACA is located at 1000 Chesterbrook Boulevard, Berwyn, PA 19312. Other than the shares originally sold directly to Provident Mutual and PLACA as initial shareholders in the All Pro Broad Equity (formerly, Growth), All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Mid Cap Growth (formerly, Aggressive Growth), Balanced (formerly, Managed), Bond, and Money Market Portfolios, shares of the Portfolios are sold only to separate accounts of Provident Mutual and PLACA, and may be sold to separate accounts of other affiliated or unaffiliated insurance companies, in order to fund variable annuity contracts or variable life insurance policies.

                                 CONTROL PERSONS

As of the date of this SAI, certain separate accounts supporting variable contracts issued by Provident Mutual and PLACA are the only controlling shareholders of the Portfolios. As the primary holders of the shares of the Portfolios, Provident Mutual and PLACA together currently are deemed to "control" these Portfolios under the 1940 Act because each holds in excess of 25% of a Portfolio's outstanding shares. Provident Mutual and PLACA will continue in this position with respect to the Fund's Portfolios until other insurance companies, selling significant amounts of variable life insurance and variable annuities, have made substantial investments in the Portfolios' shares. For purposes of voting on matters submitted to shareholders, any person who holds a "controlling" interest in a fund, or a series thereof, may be able to significantly influence the outcome of any shareholder vote. However, each of Provident Mutual and PLACA generally votes the relevant shares at the shareholders' meetings in accordance with the timely instructions received from owners of variable contracts having contract values allocated to the relevant separate accounts.

As of March 31, 2001, no policyholder owned a policy or contract that individually or in the aggregate had a total interest in any Portfolio of more than 5%. As of March 31, 2001, the officers and directors of the Fund as a group did not beneficially own as policyholders more than a 1% interest in any Portfolio.

                     INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The investment objective or objectives of each Portfolio are set forth below. These investment objectives are fundamental and may not be changed unless authorized for each Portfolio by the vote of a "1940 Act majority" of the outstanding voting shares of the affected Portfolio, voting separately. Approval by a "1940 Act majority" of a Portfolio's outstanding voting securities means the approval by the lesser of (1) more than 50% of the Portfolio's outstanding voting securities, or (2) 67% or more of the Portfolio's outstanding voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present (in person or by proxy) (hereinafter referred to as a "1940 Act Vote").


      NAME OF PORTFOLIO                              INVESTMENT OBJECTIVE
      -----------------                              --------------------
      All Pro Broad Equity
      Portfolio..............................         Long-term capital appreciation.
      All Pro Large Cap Growth Portfolio.....         Long-term capital appreciation.
      All Pro Large Cap Value Portfolio......         Long-term capital appreciation.
      All Pro Small Cap Growth Portfolio.....         Long-term capital appreciation.
      All Pro Small Cap Value Portfolio......         Long-term capital appreciation.
      Equity 500 Index Portfolio.............         Long-term capital appreciation.
      International Portfolio................         Long-term growth of capital primarily
                                                      through investments in a diversified
                                                      portfolio of marketable equity
                                                      securities of established foreign
                                                      issuer companies.
      Mid Cap Growth Portfolio...............         A high level of long-term capital
                                                      appreciation.
      Balanced Portfolio.....................         As high a level of long-term total rate
                                                      of return as is consistent with prudent
                                                      investment risk.
      Bond Portfolio.........................         A high level of current income consistent
                                                      with prudent investment risk.
      Money Market Portfolio.................         Maximum current income consistent with
                                                      capital preservation and liquidity.




                             INVESTMENT RESTRICTIONS

The following specific restrictions supplement the discussion of the Portfolios' investment objectives and policies set forth in each Prospectus.

The Fund has adopted the following fundamental restrictions relating to the investment of assets of the eleven Portfolios. These restrictions may not be changed except by holders of a 1940 Act majority of outstanding voting shares of each Portfolio affected. The Fund's fundamental investment restrictions provide that no Portfolio of the Fund may:

        (1) with respect to 75% of the Portfolio's total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (a) such purchase would cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer, or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio;

        (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities);

        (3) borrow money, except a Portfolio may (a) borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 30% of its total assets (including the amount borrowed), (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) purchase securities on margin to the extent permitted by applicable law;

        (4) make loans, except through (a) the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) repurchase agreements with banks, broker-dealers and other financial institutions, and (c) loans of securities as permitted by applicable law;

        (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Portfolio may be considered an underwriting;

        (6) purchase or deal in real estate, although a Portfolio may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Portfolio as a result of the ownership of securities;

        (7) invest in commodities or commodity contracts, except that the Portfolio may invest in currency and financial instruments and contracts that are commodities or commodity contracts; or

        (8) issue senior securities to the extent such issuance would violate applicable law.


Pursuant to the Prospectus disclosure, Investment Restriction number (7) prohibits the purchase or sale of physical commodities, and related contracts on these commodities but does not prohibit the purchase or sale of options and futures contracts on currency and financial instruments.


The following restrictions are not fundamental policies and may be changed without the approval of the outstanding voting shares of the affected Portfolio. No Portfolio may:

        (1) sell securities short or maintain a short position except for short sales against the box; or

        (2) invest more than 25% of the value of its total assets in the securities of foreign issuers and non-dollar securities, except this policy does not apply to the International Portfolio; or


        (3) acquire any security which is not readily marketable if more than 15% of the net assets of the Portfolio (other than the Money Market Portfolio), and 10% of the net assets of the Money Market Portfolio, taken at market value, would be invested in such securities; or

        (4) enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets; or


        (5) invest in securities of another registered investment company, except to the extent permitted by Sections 12(d)(1)(A) and (B) of the 1940 Act.


Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

                         INVESTMENT TECHNIQUES AND RISKS

The following disclosure supplements the discussion of the Portfolios' investment objectives and policies set forth in the Prospectuses.

CASH RESERVES AND TEMPORARY DEFENSIVE POSITIONS

Notwithstanding their investment objective(s), each Portfolio may, for temporary defensive purposes to preserve capital, invest all or part of its assets in cash and/or money market instruments of the type in which Money Market Portfolio may invest. For temporary defensive purposes to preserve capital, the International Portfolio may hold part or all of its assets in foreign currency or in non-U.S. dollar short-term debt securities.

BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.


A Portfolio will not invest in any debt security issued by a commercial bank unless: (a) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (b) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (c) in the case of foreign banks, the security is, in the opinion of Market Street Investment Management Company ("MSIM") or a subadviser, of an investment quality comparable to other debt securities that may be purchased by a Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS

Investments by a Portfolio in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, MSIM or a subadviser carefully evaluates these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) that have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a Portfolio and the issuer, the notes are not normally traded. Although no active secondary market may exist for these notes, a Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy MSIM or a subadviser that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, MSIM or a subadviser considers the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements with banks meeting the qualifications described above in "Bank Obligations" or with dealers in U.S. Government securities who are reporting dealers on the Federal Reserve Bank of New York's list of primary reporting dealers or their affiliates. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and date

(ordinarily a week or less). The total amount received on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily U.S. Government securities, but may consist of other securities in which the respective Portfolios may otherwise invest. Each Portfolio (except the Money Market Portfolio) will not invest more than 15%, and the Money Market Portfolio will not invest more than 10%, of its net assets in repurchase agreements that have maturities of more than seven days and will not invest in repurchase agreements with maturities of over 30 days. Repurchase agreements will be fully collateralized at all times and interest on the underlying security will not be taken into account for valuation purposes. Under no circumstances will a Portfolio enter into a repurchase agreement with an adviser or an affiliate of an adviser.


The primary risk of investing in repurchase agreements is that, to the extent that the proceeds from any sale of the underlying securities and other collateral relating to a repurchase agreement upon a default in the obligation to repurchase were less than the repurchase price, the Portfolio would suffer a loss. The Portfolio might also incur disposition costs in connection with liquidating its collateral and, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss (including loss of interest on or principal of the security) may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. To minimize the possibility of losses due to the default or bankruptcy of the seller, the Fund will conduct all repurchase agreement transactions with counterparties that meet standards of credit worthiness described above for banks or broker-dealers with which the Fund enters into repurchase agreements, and the Board of Trustees (the "Board") may review compliance with these credit standards by all parties periodically.

OTHER INVESTMENT COMPANIES

The Fund has adopted a non-fundamental restriction relating to the Portfolios investing in securities of another registered investment company. The Fund's Portfolios may purchase the securities of other investment companies to the extent permitted under Sections 12(d)(1)(A) and (B) of the 1940 Act and the rules thereunder, as amended from time to time. Under those sections of the 1940 Act and the applicable rules, a Portfolio may purchase no more than 3% of the outstanding shares of another investment company (whether registered or unregistered). Moreover, a Portfolio may not invest more than 5% of its total assets in another investment company, and also may not invest more than 10% of its total assets in other investment companies.

ILLIQUID AND RESTRICTED SECURITIES

The Equity 500 Index Portfolio does not invest in illiquid assets. However, no Portfolio (other than Money Market Portfolio) may invest more than 15%, and Money Market Portfolio may not invest more than 10%, of the value of its net assets in securities that are not readily marketable. This limit does not apply to a Portfolio's investment in securities purchased or sold pursuant to Rule 144A under the Securities Act of 1933 that the Board or its delegate has determined are liquid. This restriction does apply to repurchase agreements maturing in more than seven days and to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held by the Fund's Portfolios.

Each Portfolio may purchase and sell restricted securities (i.e., those that are required to be registered under the Securities Act of 1933 before distribution to the general public), including restricted securities eligible for resale under Rule 144A. The Board may adopt guidelines and delegate to the adviser or a subadviser the daily function of determining and monitoring liquidity. The Board, however, will retain oversight and monitor the determinations.

BORROWING

Each Portfolio may borrow from banks, and other financial institutions that meet the requirements of the 1940 Act, or through reverse repurchase agreements, in amounts up to 30% of its total assets (including the amount borrowed). Each Portfolio also may, to the extent permitted by applicable law, borrow from a bank up to an additional 5% of its total assets, for temporary purposes, and may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and purchase securities on margin to the extent permitted by applicable law. No Portfolio will borrow money for leveraging purposes, and no Portfolio will purchase additional securities while its borrowings exceed the above-specified limits. As required by the 1940 Act, each Portfolio will maintain continuous asset coverage of at least 300% of the amount borrowed. In the event that a Portfolio's asset coverage falls below 300%, the Portfolio may be required to sell securities within three days to reduce the amount of its borrowing and restore the 300% asset coverage. These sales of securities may occur at a time that is disadvantageous for a Portfolio.

REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into reverse repurchase agreements with banks and broker-dealers. These agreements have the characteristics of borrowing and involve the sale of securities held by a Portfolio with an agreement to repurchase the securities at an agreed upon date and price that reflects a rate of interest paid for the use of funds for the period. These transactions are advantageous only if a Portfolio has the opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. A Portfolio may be unable to realize a rate of return from the use of the proceeds equal to or greater than the interest expense of the repurchase agreement. Thus, a Portfolio intends to enter into such agreements only when it appears advantageous to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Portfolio's investments. The Fund's custodian will maintain, in a segregated account, cash or fully liquid securities of each Portfolio's investment portfolio, that have a value equal to or greater than that Portfolio's commitments under reverse repurchase agreements. The value of securities subject to reverse repurchase agreements will not exceed 30% of the value of the respective Portfolio's total assets. Under no circumstances will a Portfolio enter into a reverse repurchase agreement with an adviser or any affiliate of an adviser.

SECURITIES LENDING

Each Portfolio may lend its securities to parties such as banks, broker-dealers, or other financial institutions. Securities lending allows a Portfolio to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Portfolio with collateral in an amount at least equal to the market value of the securities loaned. Although the voting rights of the loaned securities pass to the borrower, the Portfolio will retain the right, with reasonable notice, to call the loans to so that the Portfolio may vote on proxy proposals that materially affect the securities loaned.

If a borrower defaults on its obligation to return the loaned securities, a Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities than domestic ones. If a Portfolio is not able to recover the securities loaned, the Portfolio may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. When loaning portfolio securities, the adviser or a subadviser evaluates the creditworthiness of the borrower and whether the income earned would justify the risks.


Any cash received as collateral through loan transactions may be invested in highly liquid securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.


COVERED CALL OPTION CONTRACTS

The All Pro, Mid Cap Growth, and Balanced Portfolios may engage in certain limited options strategies. These options strategies are limited to writing (selling) covered call options that are traded on a domestic securities exchange with respect to securities in which a Portfolio may invest and entering into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. A Portfolio will not write a call option if the securities covered by such options exceed 25% of the Portfolio's total assets at that time. Moreover, in order to maintain qualification for treatment as a regulated investment company for federal income tax law purposes, the writing of covered calls may be further limited.

A covered call option gives the purchaser of the option the right to purchase the underlying security from a Portfolio at a fixed exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. As consideration for the option, the purchaser pays the Portfolio a premium, which the Portfolio retains whether or not the option is exercised. A covered call option will benefit a Portfolio if, over the option period, the underlying security declines in value or does not appreciate above the aggregate value of the exercise price plus the premium. However, the Portfolio risks the loss of profits if the underlying security appreciates above the aggregate value of the exercise price and premium.


So long as a Portfolio remains obligated as a writer of a call, the Portfolio forgoes the opportunity to profit from increases in the market price of the underlying security above the call price. The Portfolio may close out a covered call option position by purchasing on the same exchange a call option on the same security, with the same exercise price and the same expiration date as the call previously written on that security. Although writing only call options that are traded on a national securities exchange increases the likelihood of being able to make closing purchase transactions, there is no assurance that the Portfolio will be able to do so at any particular time or at an acceptable price. Depending upon the premium paid for the option relative to the premium received on the option written, the Portfolio may realize a profit or loss on a closing transaction. The writing of call options could result in increases in the turnover rate of the Portfolio, especially during periods when market prices of the underlying securities appreciate, which could result in higher brokerage costs. In addition, a Portfolio will pay brokerage commissions on both establishing and closing out an option position.

A Portfolio may write covered call options on particular portfolio securities when the Portfolio's adviser or a subadviser believes that the market value of those securities will either decline or will not increase over the period covered by the option. In this manner, the adviser or a subadviser hopes that the option price received (net of transaction costs) may offset any decline in the market value of the security or otherwise generate income for the Portfolio.

SHORT-TERM TRADING

Other than Money Market Portfolio, the Portfolios may trade in securities for short-term gains. The adviser or a subadviser may, from time to time, make short-term investments when the adviser or a subadviser believes that such investments will benefit a Portfolio and may dispose of any investment without regard to the length of time that the investment has been held. Each of Balanced and Bond Portfolios intends to use short-term trading of securities if the Portfolio's adviser or a subadviser believes the transactions net of costs (including any commission) will benefit that Portfolio for the purposes of:


        (a) avoiding potential depreciation in the value of a security held in the investment portfolio where the Portfolio anticipates that the security may decline in market value as a result of unfavorable earnings trends and/or unfavorable investment environment; or

        (b) increasing the return by taking advantage of yield disparities between various fixed-income securities in order to realize capital gains or improved income on the investment portfolio.

INVESTMENT-GRADE SECURITIES


Investment-grade securities include securities rated, at the time of purchase, "investment grade" by a nationally recognized statistical rating organization (a "Rating Agency") (e.g., "Baa3" or higher by Moody's Investors Service ("Moody's") or "BBB"- or higher by Standard & Poor's Corporation ("Standard & Poor's")) or unrated securities that the adviser determines to be of comparable quality. (See the Appendix to this SAI for an explanation of ratings.) Unrated securities of a quality comparable to rated securities may nonetheless trade in the market at a discount from the price of comparable rated securities.

LOWER QUALITY DEBT INSTRUMENTS


Up to 25% of the total assets of each of Bond and Balanced Portfolios may be invested in lower quality debt instruments (rated "BB+" and below by Standard & Poor's or "Ba1" and below by Moody's, or another nationally recognized rating agency, or comparable unrated securities). Furthermore, debt instruments with higher ratings, and especially those rated as investment-grade but not high quality (as described above) may, after purchase by the Portfolio, have their ratings lowered due to the deterioration of the issuer's financial position. In the event that the rating of a bond held by the Portfolio drops below "BBB-" or "Baa3", the decision whether to retain or dispose of the bond is made on a case-by-case basis. However, in no event will the amount of assets held in lower quality debt instruments be greater than that set forth above.


Lower-quality debt instruments entail certain risks. Lower-rated debt instruments are subject to market risk, are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and generally involve more credit risk than securities in the higher rating categories. In some cases, these securities may be highly speculative, have poor prospects for reaching investment-grade standing and be in default. The market values of these securities tend to reflect market risk and credit risk, as well as individual corporate developments, to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent a Portfolio invests in these securities, factors adversely affecting the market value of lower-quality, high-yielding securities adversely affect a Portfolio's net asset value.

Lower-rated, higher-yielding securities may be issued by corporations in the growth stage of their development. These securities may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue these higher-yielding securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high-yielding securities may experience financial stress. During these periods, these issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yielding securities because these securities are generally unsecured and are often subordinated to other creditors of the issuers.


A Portfolio may have difficulty disposing of certain high-yielding securities that have a thin trading market. Because not all dealers maintain markets in all high-yielding securities, there is no established retail secondary market for many of these securities, and the adviser or a subadviser anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for high-yielding securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many high-yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

The market for high-yielding securities has not weathered a major economic recession, and the impact of such a recession on that market is unknown. It is likely, however, that any such recession could severely affect the market for and the values of such securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon. Moreover, such a recession could also increase the incidence of defaults of high-yielding securities.


A Portfolio may acquire high-yielding securities that are sold without registration under the federal securities laws and, therefore, carry restrictions on resale. A Portfolio may incur special costs in disposing of such securities but generally incurs no costs when the issuer is responsible for registering the securities.

A Portfolio also may acquire high-yielding securities during an initial underwriting. Such securities involve special risks because they are new issues. The Fund has no arrangement with any person concerning the acquisition of such securities, and the adviser or a subadviser carefully reviews the credit and other characteristics pertinent to such new issues.


From time to time, there have been proposals for legislation designed to limit the use of certain high-yielding securities in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could generally reduce the market for such securities, could negatively affect the financial condition of issuers of high-yielding securities by removing or reducing a source of future financing, and could negatively affect the value of specific high-yield issues. However, the likelihood of any such legislation or the effect thereof is uncertain.

STOCK INDEX FUTURES CONTRACTS

Certain Portfolios may purchase and sell futures contracts on various equity indices, such as the S&P 500 Index. The Portfolios engage in futures transactions only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC").

FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). When the prices of securities comprising the index are falling, a Portfolio can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. Conversely, when such equity securities' prices are rising, the Portfolio, through the purchase of futures contracts, can attempt to secure better prices than might later be available in the market when it effects anticipated purchases.

Positions taken in the futures markets are not normally held to maturity but instead are liquidated through offsetting transactions that may result in a profit or a loss. While contracts on the S&P 500 Index almost always are liquidated in this manner, the Equity 500 Index Portfolio may instead make or take delivery of the underlying securities if it appears economically advantageous for the Portfolio to do so. A clearing corporation associated with the exchange on which the contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

OPTIONS ON FUTURES CONTRACTS


An option on a futures contract, unlike a direct investment in that type of contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon the exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account (which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract). The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus any transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily, and that change is reflected in the net asset value of the Equity 500 Index Portfolio.


RISKS. The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the S&P 500 Index and price movements in the securities that are the subject of the hedge. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered, and no assurance can be given that an active market will exist for a particular contract or option at any particular time. Losses incurred in hedging transactions and the costs of these transactions will affect the Equity 500 Index Portfolio's performance.


In connection with the Equity 500 Index Portfolio, Provident Mutual, and its affiliates and subsidiaries have licensed trademarks for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined composed and calculated by S&P without regard to the Licensee or the Portfolio. S&P has no obligation to take the needs of the Licensee or the owners of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


MORTGAGE-BACKED SECURITIES

Balanced and Bond Portfolios may invest in mortgage-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of mortgage-related securities such as government stripped mortgage-related securities, adjustable rate mortgage-related securities and collateralized mortgage obligations, which are described below. These assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for certain time periods by letters of credit or pool insurance policies issued by a financial institution unaffiliated with the trust or corporation. Other credit enhancements also may exist.

Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association ("GNMA"), by government-related organizations, such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage-related securities in which certain of the Portfolios may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored enterprise owned entirely by private stockholders and is subject to general regulation by the Secretary of Housing and Urban Development. FNMA guarantees the timely payment of principal and interest of pass-through securities that FNMA has issued. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The adviser assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Portfolio.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage security. The occurrence of mortgage prepayments is a function of several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. A Portfolio's ability to maintain positions in such securities is affected by the reductions in the principal amount of such securities resulting from prepayments, and the Portfolio ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed securities varies with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because principal prepayments generally occur when interest rates are declining, an investor, such as a Portfolio, generally has to reinvest the proceeds of these prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity, although such other income-bearing securities may have a comparable risk of capital depreciation during periods of rising interest rates.

GOVERNMENT STRIPPED MORTGAGE-RELATED SECURITIES. Balanced and Bond Portfolios may invest in government stripped mortgage-related securities. These securities represent beneficial ownership interests in either period principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FHLMC, or

FNMA. The certificates underlying the government stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans.

Investing in government stripped mortgage-related securities involves all of the risks of investing in mortgage-backed securities and U.S. Government securities generally. In addition, the yields on these instruments are extremely sensitive to the prepayment experience of the mortgage loans making up the pool underlying the certificates. If a decline in the level of prevailing current interest rates results in a rate of principal prepayments that is higher than anticipated when the certificate was created, then distributions of principal will accelerate thereby reducing the yield to maturity of interest-only securities from that certificate and increasing the yield to maturity of principal-only securities from that certificate. Sufficiently high prepayment rates could result in a Portfolio not recovering its investment in interest-only securities. Where a certificate represents only a part of the beneficial interest in a pool, the sensitivity of that certificate to interest rate fluctuations may be greater than of other interest-only securities derived from other certificates supported by the same underlying pool because of the particular character of the principal portion of the pool that the certificate represents.

Government stripped mortgage-related securities are currently traded over the counter in a market maintained by several investment banking firms. There is no certainty that a Portfolio will be able to purchase or sell a government stripped mortgage-related security at any time in the future. The Portfolios only purchase such securities if a secondary market exists for the securities at the time of purchase. Except for certain government stripped mortgage-related securities derived from fixed rate FHLMC and FNMA certificates meeting certain liquidity requirements established by the Company's Board, the Portfolios treat government stripped mortgage-related securities as illiquid investments.

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES. Balanced and Bond Portfolios may invest in adjustable rate mortgage-related securities. Adjustable rate mortgage-related securities ("ARMs") have interest rates that reset at periodic intervals. Acquiring ARMs permits a Portfolio to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which the certificates are based. These certificates generally have higher current yield and lower price fluctuation than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Portfolio can reinvest the proceeds of such prepayments at rates higher than that at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Portfolio holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed-income securities and less like adjustable rate securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lags current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

COLLATERALIZED MORTGAGE OBLIGATIONS. Balanced and Bond Portfolios may invest in collateralized mortgage obligations ("CMOs"). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-backed securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over other classes with respect to the receipt of prepayments on the mortgages. Therefore, depending upon the type of CMO in which a Portfolio invests, the investment is subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

GNMA CERTIFICATES. GNMA Certificates are securities representing part ownership of a pool of mortgage loans. These loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are insured either by the Federal Housing Administration or by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by GNMA, is sold to investors through broker-dealers in the form of certificates representing participations in the pool. GNMA guarantees the timely payment of principal and interest of each mortgage in the pool, and its guarantee is backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that a borrower pays the principal over the term of the loan rather than in a lump sum at maturity. GNMA Certificates are called "pass-through" certificates because both principal and interest payments on the mortgages (including prepayments) are passed through to the holder of the certificate.

The average life of GNMA Certificates varies with the maturities of the underlying mortgages. Prepayments of any mortgages in the pool usually results in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages influences the actual yield of the GNMA Certificate.

MORTGAGE DOLLAR ROLLS

Balanced and Bond Portfolios may enter into mortgage "dollar rolls" in which a Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio benefits to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless the benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique diminishes the investment performance of the Portfolio. Successful use of mortgage dollar rolls depends upon the adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. A Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, a Portfolio treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. Neither Portfolio currently intends to enter into mortgage dollar rolls that are accounted for as a financing.

EXCHANGE TRADED FUNDS

All of the Portfolios, except the Money Market Portfolio, may invest in various exchange traded funds ("ETFs"), subject to the Portfolio's investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs are:

        - "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

        - "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

        -       "iShares," which invest in narrow sectors of specific indexes.

        - "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Portfolio can hold the group of stocks as one asset or unbundled the stocks and trade them separately, according to the Portfolio's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Portfolio can generate brokerage expenses.


RISKS OF SMALL AND MID CAPITALIZATION COMPANIES

Small and mid capitalization companies are generally less well known than larger, more widely held companies. Small and mid capitalization companies may offer greater opportunities for capital appreciation than larger companies, but may also involve special risks. These smaller capitalization companies are more likely than larger companies to have limited product lines, markets, or financial resources, and also may have less experienced management. Securities of smaller capitalization companies may trade less frequently and in lesser volume than securities of larger capitalization companies, whose securities are generally more widely held. Moreover, the values of the securities of smaller capitalization companies may fluctuate more sharply than other securities in response to market conditions. Smaller capitalization companies' securities may also trade in the over-the-counter market or on a regional exchange and may be less liquid than securities of larger companies. Small and mid capitalization securities may be more vulnerable to adverse market or industry developments than securities of larger companies, and a Portfolio may have difficulty establishing or closing out its securities positions at prevailing market prices. Finally, there may be less public information available about small and mid capitalization companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of smaller capitalization securities to reflect the full value of their issuers' earnings potential or assets.

FOREIGN SECURITIES

Each Portfolio except International and Money Market Portfolios may invest up to 25% of the Portfolio's net assets in foreign securities, which includes ADRs, EDRs, and GDRs as well as emerging market securities. The International Portfolio may invest up to 100% of the Portfolio's net assets in these foreign securities. The Money Market Portfolio's investments in U.S. dollar-denominated securities, as defined in rule 2a-7 of the 1940 Act, are subject to the Portfolio's credit, maturity and diversification policies.


FOREIGN SECURITIES GENERALLY. Investments in the securities of foreign issuers or investments in non-U.S. dollar securities may offer potential benefits not available from investments solely in securities of domestic issuers or U.S. dollar-denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States, and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in non-U.S. dollar securities or in the securities of foreign issuers involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws, or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate would reduce the value of certain portfolio investments. In addition, if the exchange rate for the currency in which a Portfolio receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Portfolio may have to sell portfolio securities to obtain sufficient cash to pay such dividends. A Portfolio may purchase or sell foreign currency and forward foreign currency exchange contracts to hedge its foreign currency exposure; however, these techniques also entail certain risks. Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries, and, in certain markets and on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of a Portfolio's assets are uninvested and no return is earned thereon. The inability of a Portfolio to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio investment or, if the Portfolio has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of a Portfolio, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


INVESTMENTS IN ADRS, EDRS, AND GDRS. Many securities of foreign issuers are represented by ADRs, EDRs, and GDRs. The Portfolios, except the Money Market Portfolio as described above, may invest in ADRs, EDRs, and GDRs. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Portfolio acquires ADRs through banks that have no contractual relationship with the foreign issuer of the security underlying the ADR to issue and service these ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Portfolio will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the National Association of Securities Dealers national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.


EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

INVESTMENTS IN EMERGING MARKETS. All Portfolios, except the Money Market Portfolio, may invest in securities of issuers located in countries with emerging economies and or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment, generally including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make a Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. In that event, the Portfolio may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of the International or Mid Cap Growth Portfolio to invest in securities of certain issuers located in those countries.

FOREIGN CURRENCY TRANSACTIONS

To the extent that a Portfolio invests in foreign securities, the value of its assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. In that event, the Portfolio may incur costs in connection with conversions between various currencies.

A Portfolio conducts foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation by a Portfolio to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of a Portfolio's securities or prevent loss if the prices of such securities should decline.


A Portfolio may enter into forward foreign currency exchange contracts only under two circumstances. First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security.

A Portfolio then enters into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transactions. In this manner a Portfolio is better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the adviser or a subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible since the future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. No Portfolio intends to enter into such forward contracts under this second circumstance on a regular or continuous basis. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The adviser and subadvisers believe that it is important to have the flexibility to enter into these forward contracts when the adviser or a subadviser determines that to do so is in the best interests of the respective Portfolio. The Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of each Portfolio's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the respective Portfolio's commitments with respect to such contracts. Under normal circumstances, a Portfolio's adviser or a subadviser expects that any appreciation (depreciation) on such forward exchange contracts will be approximately offset by the (depreciation) appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.


A Portfolio recognizes the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in the Portfolio's net assets on a daily basis, thereby providing an appropriate measure of the Portfolio's financial position and changes in financial position.

ASSET-BACKED SECURITIES

Asset-backed securities represent interests in mortgage pools, loans, receivables or other assets. Interest payment and repayment of principal may be largely depend on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including interest rate changes, available information concerning the pool and its structure, the creditworthiness of the pool's servicing agent, the originator of the loans or receivables, or the entities providing the credit enhancement. These securities may also be subject to prepayment risk.

REAL ESTATE INVESTMENT TRUSTS

The Portfolios may invest in shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risk.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES


Each Portfolio may purchase securities on a when-issued or delayed delivery basis in an amount up to 10% of the Portfolio's net assets. When-issued securities transactions arise when securities are purchased by a Portfolio with payment and delivery taking place on a future date determined at the time of entering into the transaction (transaction date) in order to secure what is considered to be an advantageous price and yield to the Portfolio on the transaction date. Once a Portfolio commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and thereafter reflects the daily value of such securities in determining its net asset value. Although a Portfolio generally purchases when-issued securities with the intention of acquiring those securities for the investment portfolio, the Portfolio may dispose of a when-issued security prior to settlement if the adviser or a subadviser deems it advantageous to do so. For all when-issued securities transactions, the Fund's custodian will hold and maintain in a segregated account until the settlement date, cash or fully liquid securities of the Portfolio with a market value, determined daily, equal to or greater than such commitments. If a Portfolio elects to dispose of the right to acquire a when-issued security prior to its acquisition, it could experience a gain or loss on the security due to market fluctuation.

FORWARD COMMITMENTS


Each Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price.

Although a Portfolio generally enters into forward commitments with the intention of acquiring securities for its investment portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if the adviser or a subadviser deems it appropriate. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.

                               PORTFOLIO TURNOVER

Each Portfolio has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatments. Portfolio turnover rates generally, of course, depend in large part on the level of purchases and redemptions of shares of each Portfolio. If a Portfolio's portfolio turnover rate exceeds 100%, the result may be correspondingly increased brokerage expenses and other acquisition costs to that Portfolio (see "Portfolio Transactions and Brokerage Allocation"). Any time a Portfolio's subadviser changes, the Portfolio may expect to have up to 100% portfolio turnover in the next several weeks as the new subadviser restructures some or all of the investment portfolio in accordance with the subadviser's investment style and strategies. However, because portfolio turnover rate is not a limiting factor, particular holdings may be sold at any time, if investment judgment or portfolio operations make a sale advisable.

No portfolio turnover rate is calculated for the Money Market Portfolio due to the short maturities of the instruments the Portfolio purchases. Portfolio turnover does not affect the income or net asset value of the Money Market Portfolio because brokerage commissions are rarely if ever charged on the purchase or sale of money market instruments.

The annual portfolio turnover rates for 2000, 1999, and 1998 (as applicable) for each Portfolio (except the Money Market Portfolio) are set forth below.

                         NAME OF PORTFOLIO                          2000       1999        1998
                         -----------------                          ----       ----        ---
         All Pro Broad Equity                                        39%        46%         30%
         All Pro Large Cap Growth Portfolio*                        109%        83%         64%
         All Pro Large Cap Value Portfolio*                          84%        64%         39%
         All Pro Small Cap Growth Portfolio*                        141%       114%         82%
         All Pro Small Cap Value Portfolio*                         117%       114%         38%
         International Portfolio                                     37%        41%         37%
         Equity 500 Index Portfolio**                                 5%        N/A         N/A
         Mid Cap Growth Portfolio                                    68%        46%         41%
         Balanced Portfolio                                         157%       156%        203%
         Bond Portfolio                                             202%       202%        163%

-------------
*       These All Pro Portfolios commenced operations on May 4, 1998.

**      The Equity 500 Index Portfolio commenced operations on February 7, 2000.

                             MANAGEMENT OF THE FUND

BOARD AND OFFICERS

The Fund's Board is responsible for the overall administration of the Fund's affairs including deciding matters of general policy and reviewing certain actions of the adviser and subadvisers, custodian, administration, and accounting and administrative services providers.

The Fund's trustees and officers, their principal occupations for the last five years, and compensation that each trustee and officer received from the Fund in 2000 are set forth below. Unless otherwise noted, the address of each trustee and officer is 103 Bellevue Parkway, Wilmington, DE 19809.

     NAME, AGE, AND ADDRESSES OF                                                                                AGGREGATE
        TRUSTEES AND OFFICERS             POSITION HELD                  PRINCIPAL OCCUPATION                 COMPENSATION
             OF THE FUND                  WITH THE FUND                   DURING PAST 5 YEARS                 FROM THE FUND
             -----------                  -------------                   -------------------                 -------------

Mr. Robert W. Kloss*                   Chairman of the       Chairman of the Board and Trustee since                 $0
Age 52                                 Board and Trustee     April 22, 1998; President, Chief Executive
1000 Chesterbrook Boulevard                                  Officer ("CEO") and Chairman of the Board
Berwyn, Pennsylvania 19312                                   of Provident Mutual since November 1, 1994;

Dr. Alan Gart                          Trustee               Trustee since March 21, 1985; 1982-Present,        $34,500
Age 60                                                       President of Alan Gart, Inc. (a consulting
1000 Chesterbrook Boulevard                                  firm); 2000-Present, Professor of Finance,
Berwyn, Pennsylvania 19312                                   Indiana University of Pennsylvania;
                                                             1992-2000, Professor, Nova Southeastern
                                                             University.

Dr. A. Gilbert Heebner                 Trustee               Trustee since May 12, 1989; 2000-Present,          $33,500
Age 74                                                       Professor Emeritus of Economics, Eastern
1000 Chesterbrook Boulevard                                  College; 1987-1997, Distinguished Professor
Berwyn, Pennsylvania 19312                                   of Economics, Eastern College.

Mr. Leo Slack                          Trustee               Trustee since February 11, 1998; Retired           $33,500
Age 66                                                       since 1996; 1964-1996, Vice President,
1000 Chesterbrook Boulevard                                  Combustion Engineers Corporation
Berwyn, Pennsylvania 19312

Mr. Edward S. Stouch                   Trustee               Trustee since December 12, 1985; Retired           $33,500
Age 83                                                       since 1983; 1969-1983, Vice President and
1000 Chesterbrook Boulevard                                  Head of Personal Trust Investment
Berwyn, Pennsylvania 19312                                   Department, Trust Division of Provident
                                                             National Bank

Ms. Rosanne Gatta                      President             1993-Present, Vice President and Treasurer              $0
Age 45                                                       of Provident Mutual

Ms. Sarah C. Lange                     Vice President        March 2000-Present, Senior Vice President               $0
Age 44                                                       and Chief Investment Officer of Provident
                                                             Mutual; 1983-1999 Vice President Investments
                                                             for Investments of Provident Mutual

Mary Lynn Finelli                      Vice President        1996-Present, Executive Vice President and              $0
Age 45                                                       Chief Financial Officer, Provident Mutual

Alan Hinkle                            Vice President        1996-Present, Executive Vice President and              $0
Age 50                                                       Chief Actuary, Provident Mutual

Mr. James D. Kestner                   Vice President        1994-Present, Vice President for Investments            $0
Age 52                                                       of Provident Mutual.

Mr. Anthony T. Giampietro              Treasurer             1990-Present, Assistant Treasurer of                    $0
Age 41                                                       Provident Mutual

Mr. Todd R. Miller                     Assistant Vice        1990-September 1996, Accountant, Provident              $0
Age 43                                 President             Mutual; October 1996-Present, Assistant Vice
                                       Financial Reporting   President, Financial Reporting, Provident
                                       Officer               Mutual.

James Bernstein, Esq                   Compliance Officer    October 1999-Present, Assistant General                 $0
Age 39                                 and Secretary         Counsel, Provident Mutual; 1996-May 1999,
1000 Chesterbrook Boulevard                                  Partner, JordenBurt; May 1992-1995,
Berwyn, Pennsylvania 19312-1181                              Associate, JordenBurt

-------------
*    An "interested person" of the Fund for 1940 Act purposes.

As of the date of this SAI, certain Fund officers and trustees own either variable annuity contracts or variable life insurance policies that are supported by separate accounts of Provident Mutual and, in that sense, have an interest in shares of the Fund. The officers and trustees, as a group through variable annuity contracts or variable life insurance policies, own less than 1% of the outstanding shares of the Fund collectively and of each Portfolio individually.

Trustees who are not officers or employees of Provident Mutual or the adviser or a subadviser are paid a fee plus actual out-of-pocket expenses by the Fund for each Board meeting attended. Each member of the audit committee of the Board of Trustees of the Fund (the "Audit Committee") is entitled to $1,000 per Audit Committee meeting attended in person and $500 per Audit Committee meeting attended by telephone. The Chairman of the Audit Committee receives additional compensation in the amount of $1,000 per year for service as Chairman of the Audit Committee. Each member of the nominating committee of the Board of Trustees of the Fund (the "Nominating Committee") is entitled to $1,000 per Nominating Committee meeting attended in person and $500 per Nominating Committee meeting attended by telephone. The Chairman of the Nominating Committee receives additional compensation in the amount of $1,000 per year for service as Chairman of the Nominating Committee.

Total fees paid to all independent trustees for 2000 were $135,000. Fund Trustees and officers receive no benefits from the Fund upon retirement, and the Fund accrues no expenses for pension or retirement benefits.

                     INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL INFORMATION AND HISTORY


The Fund's investment adviser is MSIM. Prior to the close of business on January 26, 2001, Sentinel Advisors Company ("SAC") served as the investment adviser for the All Pro Broad Equity, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios.

On behalf of each Portfolio set forth below, MSIM has engaged one or more respective investment advisers to serve as a subadviser to the Portfolio. Each subadviser's name is set forth below opposite the relevant Portfolio.


             NAME OF PORTFOLIO                              NAME OF SUBADVISER
             -----------------                              ------------------
             All Pro Broad Equity Portfolio                 Alliance Capital Management L.P. ("Alliance
                                                            Capital") Sanford C. Bernstein & Co., LLC ("Bernstein")
                                                            Husic Capital Management ("Husic")
                                                            Reams Asset Management Company, LLC ("Reams")

             All Pro Large Cap Growth Portfolio             Alliance Capital
                                                            Geewax, Terker & Co. ("Geewax")

             All Pro Large Cap Value Portfolio              Bernstein
                                                            Mellon Equity Associates, LLP ("Mellon
                                                            Equity")

             All Pro Small Cap Growth Portfolio             Lee Munder Investments, Ltd. ("Munder
                                                            Investments")
                                                            Husic

             All Pro Small Cap Value Portfolio              Reams
                                                            Sterling Capital Management LLC ("Sterling")

             Mid Cap Growth Portfolio                       T. Rowe Price Associates, Inc. ("T. Rowe
                                                            Price")

             International Portfolio                        The Boston Company Asset Management, LLC.
                                                            ("TBC")

             Equity 500 Index Portfolio                     SSgA Funds Management, Inc. ("SSgA")

             Balanced Portfolio                             Fred Alger Management, Inc. ("Alger
                                                            Management")

             Bond Portfolio                                 Western Asset Management Company ("Western
                                                            Asset")

             Money Market Portfolio                         None

MSIM has retained Wilshire Associates Incorporated as an investment management consultant to assist MSIM in identifying and evaluating the performance of potential subadvisers for each of the All Pro Portfolios.

MSIM is responsible for providing investment advice to the Fund's Portfolios, pursuant to the Fund's investment advisory agreements. Subject at all times to the supervision and approval of the Fund's Board, MSIM or a subadviser renders investment advisory services with respect to the Portfolios in a manner consistent with the Portfolio's stated investment policies, objectives, and restrictions. As part of those responsibilities and duties, MSIM or a subadviser advises the Fund as to what investments should be purchased and sold and place orders for all such purchases and sales on behalf of the Portfolios.


MSIM is a registered investment adviser and is also an indirect wholly owned subsidiary of Provident Mutual. Its address is 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.


    SUBADVISER                               OWNERSHIP AND ADDRESS
    ----------                               ---------------------

  Alliance Capital                   Alliance Capital, a Delaware limited
                                     partnership, is a leading international
                                     investment adviser managing client accounts
                                     with assets under management as of December
                                     31, 2000, totaling approximately $454
                                     billion (of which more than $175 billion
                                     represented assets of investment
                                     companies). As of December 31, 2000,
                                     Alliance Capital managed retirement assets
                                     for many of the largest U.S. public and
                                     private employee benefit plans, endowments,
                                     foundations, public employee retirement
                                     funds, banks, insurance companies and high
                                     net worth individuals worldwide. Alliance
                                     Capital is also one of the largest mutual
                                     fund sponsors, with a diverse family of
                                     globally distributed mutual fund
                                     portfolios. As one of the world's leading
                                     global investment management organizations,
                                     Alliance Capital is able to compete for
                                     virtually any portfolio assignment in any
                                     developed capital market in the world.

                                     As of March 1, 2001, Alliance Capital
                                     Management Holding L.P. ("Alliance
                                     Holding") owned approximately 29.8% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance
                                     Units"). Equity interests in Alliance
                                     Holding are traded publicly on the New York
                                     Stock Exchange, Inc. in the form of units
                                     ("Alliance Holding Units"). Alliance
                                     Capital Management Corporation ("ACMC"), an indirect wholly owned subsidiary of AXA
                                     Financial, Inc. ("AXA Financial"), is the general partner of both Alliance Capital and Alliance Holding. As of March 1, 2001,
                                     AXA, AXA Financial, The Equitable Life
                                     Assurance Society of the United States
                                     ("Equitable") and certain subsidiaries of
                                     Equitable (including, but limited to,
                                     ACMC), beneficially owned approximately
                                     2.1% of the outstanding Alliance Holding
                                     Units and 51.9% of the outstanding Alliance
                                     Units. Equitable, a New York stock life
                                     insurance company, is an indirect wholly owned subsidiary of AXA Financial. AXA
                                     Financial, a Delaware corporation, is a
                                     wholly owned subsidiary of AXA, a French company. As of March 1, 2001, SCB Partners
                                     Inc., a wholly owned subsidiary of SCB
                                     Inc., formerly known as Sanford C.
                                     Bernstein Inc., whose business and assets were acquired by Alliance Capital on October 2, 2000, owned approximately 16.5% of the issued and outstanding Alliance
                                     Units.



  Bernstein                          Bernstein is a Delaware limited liability
                                     company that is an indirect wholly owned
                                     subsidiary of Alliance Capital. Bernstein
                                     manages value oriented investment
                                     portfolios through and with the assistance
                                     of Alliance Capital's Bernstein Investment
                                     Research and Management unit (the
                                     "Bernstein Unit"). The Bernstein Unit


    SUBADVISER                               OWNERSHIP AND ADDRESS
    ----------                               ---------------------
                                     continues the former investment research
                                     and management business of Sanford C.
                                     Bernstein & Co., Inc., a registered
                                     investment adviser acquired by Alliance in
                                     October 2000 that provided value oriented
                                     investment management services since 1967.
                                     Bernstein is located at 767 Fifth Avenue,
                                     New York, New York 10153.


  Alger Management                   Alger Management is a New York corporation,
                                     which is a wholly owned subsidiary of Fred
                                     Alger & Company, Incorporated, a Delaware
                                     corporation and is located at 1 World Trade
                                     Center, Suite 9333, New York, New York
                                     10048.

  Geewax Geewax is a Pennsylvania partnership and is located at 414 Old Baltimore Pike, Chadds
                                     Ford, Pennsylvania 19317.

  Husic Husic is organized as a California limited partnership. The general partner of the California limited partnership is Frank J.
                                     Husic & Co., a California corporation 100% owned by Frank J. Husic. Frank J. Husic, the person, is the sole limited partner of Husic, which is located at 555 California
                                     Street, San Francisco, CA 94104.

  Munder Investments                 Munder Investments is a Florida limited
                                     partnership, which is a wholly owned
                                     subsidiary of Lee Munder Capital Group, a
                                     100% employee-owned Delaware limited
                                     partnership for corporate purposes, and is
                                     located at 200 Clarendon Street, Boston, MA
                                     02117.

  Mellon Equity                      Mellon Equity is a Pennsylvania limited
                                     liability partnership, which is a wholly
                                     owned subsidiary of the Mellon Bank
                                     Corporation and is located at 500 Grant
                                     Street, Suite 4200, Pittsburgh, PA 15258.

  Reams                              Reams is an Indiana limited liability
                                     company and is located at 227 Washington
                                     Street, Columbus, IN 47202.

  SSgA                               SSgA is one of the State Street Global
                                     Advisors companies, which constitute the investment management business of State
                                     Street Corporation and is located at One
                                     International Place, Boston, MA 02110.


  Sterling                           Sterling is a North Carolina limited
                                     liability corporation that is owned by its employees and is located at One First Union
                                     Center, 301 S. College Street, Suite 3200,
                                     Charlotte, NC 28202.


    SUBADVISER                                  OWNERSHIP AND ADDRESS
    ----------                                  ---------------------

  TBC TBC is a Massachusetts limited liability company, which is a wholly owned subsidiary of the Mellon Bank Corporation and is located at One Boston Place, Boston, MA
                                      02108.

  T. Rowe Price                       T. Rowe Price, a wholly owned subsidiary of
                                      T. Rowe Price Group, Inc., a publicly
                                      traded financial services holding company,
                                      is a Maryland corporation and is located at
                                      100 East Pratt Street, Baltimore, MD 21202.

  Western Asset                       Western Asset is a California corporation,
                                      which is a wholly owned subsidiary of Legg
                                      Mason, Inc. and is located at 117 East
                                      Colorado Blvd., Pasadena, CA 91105.



SUBADVISORY AGREEMENTS

Investment subadvisory agreements for the Portfolios with their respective subadvisers, as indicated below, were approved by the Fund's Board, including a majority of the "non-interested" trustees, on the dates specified below. These agreements also were approved by the shareholders of each Portfolio, except as noted below, in connection with the Fund's reorganization to a Delaware business Trust from a Maryland corporation. The subadvisory agreement with Munder Investments, on behalf of the All Pro Small Cap Growth Portfolio, and the subadvisory agreement with Sterling, on behalf of the All Pro Small Cap Value Portfolio, were approved only by the Board at the March 2, 2001 Board Meeting, in accordance with the conditions of the Fund's manager-of-managers exemptive order.

  PORTFOLIO                                       SUBADVISER                                DATE
  ---------                                       ----------                                ----
  All Pro Broad Equity Portfolio                  Alliance Capital                          November 3, 2000
                                                  Bernstein                                 November 3, 2000
                                                  Husic                                     November 3, 2000
                                                  Reams                                     November 3, 2000
  All Pro Large Cap Growth Portfolio              Alliance Capital                          November 3, 2000
                                                  Geewax                                    November 3, 2000
  All Pro Large Cap Value Portfolio               Bernstein                                 November 3, 2000
                                                  Mellon Equity                             November 3, 2000
  All Pro Small Cap Growth Portfolio              Munder Investments                        March 2, 2001
                                                  Husic                                     November 3, 2000
  All Pro Small Cap Value Portfolio               Reams                                     November 3, 2000
                                                  Sterling                                  March 2, 2001
  Mid Cap Growth Portfolio                        T. Rowe Price                             November 3, 2000
  International Portfolio                         TBC                                       November 3, 2000
  Equity 500 Index Portfolio                      SsgA                                      November 3, 2000
  Balanced Portfolio                              Alger Management                          November 3, 2000
  Bond Portfolio                                  Western Asset                             November 3, 2000

In voting to approve each of the foregoing investment advisory agreements, Provident Mutual, PLACA, and/or National Life Insurance Company, as the case may be, voted their Fund shares for, or against, these approvals, or withheld their votes, in the same proportion as Policyholders having an interest in the respective Portfolios, voted for, against or withheld their votes with respect to the agreement for that Portfolio.

Each of a Portfolio's agreements terminates automatically in the event of its assignment or upon 60 days' notice given by the Fund's Board, by MSIM or by 1940 Act Vote (see "Investment Objectives of the Portfolios" above) of the Portfolio's shares. Otherwise, these investment advisory agreements will continue in force with respect to any Portfolio for more than two years after the their respective effective date only so long as their continuance is approved at least annually by a majority of the "non-interested" members of the Fund's Board, and by: (1) a 1940 Act Vote of the Portfolio's shareholders, or
(2) a majority vote of the Fund's Board.

MSIM is responsible for managing the investment operations of the Fund and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained in each Portfolio, in accordance with the Portfolio's investment objective and policies as stated in the Fund's Declaration of Trust, Bylaws, Prospectus, and SAI, as from time to time in effect. In connection with these responsibilities and duties, MSIM is responsible for providing investment research and supervision of each Portfolio's investments and conducting a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Fund's assets. MSIM also is responsible for furnishing the Fund with statistical information, in respect of the investments that a Portfolio may hold or contemplates purchasing, as the Fund may reasonably request. MSIM, on its own initiative, apprises the Fund of important developments materially affecting each Portfolio and furnishes the Fund from time to time such information as MSIM may believe appropriate for this purpose. MSIM also has responsibilities for implementing all purchases and sales of investments for each Portfolio in a manner consistent with its policies.


Under the advisory agreement, the Fund is obligated to pay investment advisory fees to MSIM with respect to the Portfolios monthly, in arrears, as a percentage of the Portfolio's monthly daily net assets at the following annual rates. The table below also presents certain expense limitations that MSIM has placed into effect with respect to the Portfolios, which are more fully explained below:



  PORTFOLIO                                       ADVISORY FEE*                             EXPENSE CAP*
  ---------                                       -------------                             ------------
  All Pro Broad Equity Portfolio                       0.75% on the first $200 million,           0.16%
                                                       and 0.70% on assets in excess of
                                                       $200 million

  All Pro Large Cap Growth Portfolio                   0.70% on the first $200 million,           0.20%
                                                       and 0.65% on assets in excess of
                                                       $200 million

  All Pro Large Cap Value Portfolio                    0.70% on the first $200 million,           0.20%
                                                       and 0.65% on assets in excess of
                                                       $200 million

  All Pro Small Cap Growth Portfolio                   0.90% on the first $200                    0.20%


  PORTFOLIO                                       ADVISORY FEE*                             EXPENSE CAP*
  ---------                                       -------------                             ------------
                                                       million, and 0.85% on assets in
                                                       excess of $200 million

  All Pro Small Cap Value Portfolio                    0.90% on the first $200                    0.20%
                                                       million, and 0.85% on assets
                                                       in excess of $200 million

  Mid Cap Growth Portfolio                             0.75% on the first $200 million,           0.20%
                                                       and 0.70% on assets in excess of
                                                       $200 million

  International Portfolio                              0.75% on the first $500 million,           0.75%
                                                       and 0.70% on assets in excess of
                                                       $500 million

  Equity 500 Index Portfolio                           0.24% on all assets                        0.04%

  Balanced Portfolio                                   0.55% on all assets                        0.40%

  Bond Portfolio                                       0.40% on all assets                        0.28%

  Money Market Portfolio                               0.25% on all assets                        0.25%

------------
* As a percentage of average daily net assets; based on ordinary operating expenses but excluding advisory fees, as described more fully below.

The investment advisory fee paid to MSIM during 2000 was $325,555, $176,733, $633,176, $140,158, $838,096 and $624,871 for the All Pro Large Cap Growth, All
Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, and International Portfolios, respectively. The investment advisory fee paid to the former adviser, SAC, during 2000 was $902,332, $303,564, $280,071, $129,876, and $268,225 for the Growth, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios, respectively.

The investment advisory fee paid to MSIM during 1999 was $174,315, $145,234, $180,903, $85,907, and $568,324 for the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, and International Portfolios, respectively. The investment advisory fee paid to the former adviser, SAC, during 1999 was $1,003,377, $225,914, $296,660, $126,876, $74,269,
and $261,012 for the Growth, Mid Cap Growth, Balanced, Bond, Sentinel Growth, and Money Market Portfolios, respectively.

The investment advisory fee paid to MSIM during 1998 was $55,054, $56,126, $33,737, $31,846, and $518,379 for the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, and International Portfolios, respectively. The investment advisory fee paid to the former adviser, SAC, during 1998 was $928,340, $216,651, $248,484, $100,348, $50,621,
and $197,450 for the Growth, Mid Cap Growth, Balanced, Bond, Sentinel Growth, and Money Market Portfolios, respectively.


EXPENSES

Generally, the Portfolios directly assume their expenses and a pro-rata portion of the expenses borne by the Fund, including the fees payable to MSIM, which are accrued daily. Expenses that the Portfolios bear directly include redemption expenses, expenses of portfolio transactions that do not reduce the cost basis of a security, shareholding servicing costs, expenses of registering the Fund's shares under federal and state securities laws, interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Portfolio. Fund expenses that are allocated to a Portfolio on the basis of size of the respective Portfolios include directors' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies, Securities and Exchange Commission fees, accounting costs, pricing costs (including the daily calculation of net asset value), and other expenses that the Board determines to be properly payable by the Fund and allocable either on the basis of size of the respective Portfolios or to a particular Portfolio or Portfolios. Depending upon the nature of a proxy statement or a lawsuit or certain other expenses, these costs may be directly applicable to one or more of the Portfolios or allocated on the basis of the size of the respective Portfolios.


For the period ended December 31, 2000, each Portfolio bore total expenses, computed as a percentage of the average daily net assets of that Portfolio, as follows:

All Pro Large Cap Growth Portfolio                                 0.87%
All Pro Large Cap Value Portfolio                                  0.92%
All Pro Small Cap Growth Portfolio                                 1.07%
All Pro Small Cap Value Portfolio                                  1.14%
International Portfolio                                            0.95%
Equity 500 Index(1)                                                0.28%
Growth Portfolio                                                   0.48%
Mid Cap Growth Portfolio                                           0.53%
Balanced Portfolio                                                 0.57%
Bond Portfolio                                                     0.52%
Money Market Portfolio                                             0.41%

(1)     Inception date was February 7, 2000.


EXPENSE LIMITS. Provident Mutual has voluntarily agreed to reimburse the Fund's Portfolios for certain ordinary operating expenses, excluding the expenses of advisory fees and any extraordinary costs and expenses, such as attorneys' fees, court judgments, decrees or awards, or any other litigation costs in legal actions involving the Fund generally or one or more Portfolios specifically, or costs relating to indemnification of trustees, officers or employees of the Fund where these costs are not covered by trustee and officer liability insurance, if those ordinary operating expenses for the Portfolio are in excess of the above-specified percentages of the Portfolio's average daily net assets.

During 2000, Provident Mutual reimbursed the Fund $416,023 in expenses for the Equity 500 Index Portfolio. During 1999, Provident Mutual reimbursed the Fund $564 in expenses for the Small Cap Value Portfolio. During 1998, Provident Mutual reimbursed the Fund $2,423 in expenses for the Small Cap Value Portfolio.

FEES. Effective January 29, 2001, the Fund pays advisory fees of 0.75% on the first $200 million, 0.70% on assets in excess of $200 million, with an expense cap of 0.16% for the All Pro Broad Equity Portfolio; 0.55% on all assets, with an expense cap of 0.40% for the Balanced Portfolio; 0.75% on the first $200 million, 0.70% on assets in excess of $200 million, with an expense cap of 0.20% for the Mid Cap Growth Portfolio; 0.40% on all assets for the Bond Portfolio with an expense cap of 0.28%; 0.25% on all assets, with an expense cap of 0.25% for the Money Market Portfolio; 0.75% on the first $500 million, 0.70% on assets in excess of $500 million, with an expense cap of 0.75% for the International Portfolio; 0.90% on the first $200 million, 0.85% on assets in excess of $200 million, with an expense cap of 0.20% for the All Pro Small Cap Growth Portfolio; 0.90% on the first $200 million, 0.85% on assets in excess of $200 million, with an expense cap of 0.20% for the All Pro Small Cap Value Portfolio; 0.70% on the first $200 million and 0.65% on assets in excess of $200 million, with an expense cap of 0.20% for the All Pro Large Cap Growth Portfolio; 0.70% on the first $200 million, 0.65% on assets in excess of $200 million, with an expense cap of 0.20% for the All Pro Large Cap Value Portfolio; and 0.24% on all assets, with an expense cap of 0.04% for the Equity 500 Index Portfolio.


INVESTMENT SUBADVISORY AGREEMENTS

MSIM has retained Wilshire Associates Incorporated ("Wilshire") as an investment management consultant to assist MSIM in identifying and evaluating the performance of potential subadvisers for each All Pro Portfolio. Wilshire does not participate in the selection of portfolio securities for any Portfolio or in any way participate in the day-to-day management of an All Pro Portfolio or the Fund. Wilshire assists MSIM in gathering data and performing the quantitative analysis necessary to identify the styles and past performance of potential subadvisers. Wilshire also assists MSIM in performing similar ongoing quantitative analysis of the performance of each All Pro Portfolio's subadvisers and in determining whether changes in a subadviser would be desirable for a Portfolio. As compensation for such services, MSIM pays Wilshire a non-discretionary subadvisory fee equal to 0.05% of the average daily net assets of the All Pro Portfolios and the Mid Cap Growth and Bond Portfolios.

On behalf of the All Pro, Mid Cap Growth, and Bond Portfolios, and after consultation with Wilshire, MSIM has selected and has entered into investment subadvisory agreements with the subadvisers listed above under "Investment Advisory and Other Services." MSIM has also selected and entered into investment subadvisory agreements with the subadvisers for the Equity 500 Index, International, and Balanced Portfolios, as listed above under "Investment Advisory and Other Services." The table below indicates the annual fee rate MSIM is required to pay each subadviser under the applicable subadvisory agreement.

                                                                              ANNUAL RATE OF COMPENSATION
    NAME OF PORTFOLIO                      SUBADVISER                         (AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS)
------------------------                  ------------                        ------------------------------------------------
All Pro Broad Equity Portfolio            Alliance Capital(1)                0.90% on the first $10,000,000
                                                                             0.75% on the next $10,000,000
                                                                             0.625% on the next $20,000,000
                                                                             0.375% on the next $20,000,000
                                                                             0.25% on assets in excess of $60,000,000
                                          Bernstein(1)                       0.60% of the first $10,000,000
                                                                             0.50% of the next $15,000,000
                                                                             0.40% of the next $25,000,000
                                                                             0.30% of the next $50,000,000
                                                                             0.25% of the next $50,000,000
                                                                             0.225% of the next $50,000,000
                                                                             0.20% of the next $50,000,000
                                                                             0.175% of the next $50,000,000
                                                                             0.15% of assets in excess of
                                                                             $300,000,000
                                          Husic                              0.50%
                                          Reams                              0.50%

All Pro Large Cap Growth Portfolio        Alliance Capital(1)                0.90% on the first $10,000,000
                                                                             0.75% on the next $10,000,000
                                                                             0.625% on the next $20,000,000
                                                                             0.375% on the next $20,000,000
                                                                             0.25% on assets in excess of $60,000,000
                                          Geewax                             0.30%

All Pro Large Cap Value Portfolio         Bernstein(1)                       0.60% of the first $10,000,000
                                                                             0.50% of the next $15,000,000
                                                                             0.40% of the next $25,000,000
                                                                             0.30% of the next $50,000,000
                                                                             0.25% of the next $50,000,000
                                                                             0.225% of the next $50,000,000
                                                                             0.20% of the next $50,000,000
                                                                             0.175% of the next $50,000,000
                                                                             0.15% of assets in excess of
                                                                             $300,000,000

                                          Mellon Equity                      0.20%

All Pro Small Cap Growth Portfolio        Munder Investments                 0.70%
                                          Husic                              0.50%

All Pro Small Cap Value Portfolio
                                          Reams                              0.50%
                                          Sterling                           0.70%

Mid Cap Growth Portfolio                  T. Rowe Price                      0.60% on the first $20 million
                                                                             0.50% on the next $30 million
                                                                             0.50% on assets in excess of $50 million

Bond Portfolio                            Western Asset                      0.20%

Equity 500 Index Portfolio                SSgA                               0.025% on the first $200 million in
                                                                             assets
                                                                             0.020% on the next $500 million in
                                                                             assets
                                                                             0.015% on assets in excess of $700
                                                                             million

International Portfolio                   TBC                                The greater of:  (a) 0.375% of the
                                                                             first $500 million and 0.30% on amounts
                                                                             in excess of $500 million; or (b)
                                                                             $20,000 per year

Balanced Portfolio                        Alger Management                   0.35%

------------
(1) The fee is based on the aggregate assets of all accounts that the subadviser manages for MSIM and its affiliates.


As stated in the Prospectus, MSIM has entered into investment subadvisory agreements with each of the subadvisers for a designated Portfolio or Portfolios for providing investment subadvisory services under the applicable agreement. All of the investment subadvisory agreements were approved by a majority of the Fund's Board, including a majority of its "non-interested" trustees, on November 3, 2000, and became effective, with initial terms of two years, with respect to each Portfolio as of January 29, 2001, the first business day following the reorganization and redomestication of Market Street Fund, Inc. (a Maryland corporation), into Market Street Fund (a Delaware business trust), which reorganization and redomestication took place as of the close of business on January 26, 2001. Each agreement shall continue from year to year as long as the continuance is approved at least annually by a majority of the Fund's "non-interested" trustees and by (1) a 1940 Act Vote of the Portfolio's shareholders or (2) a majority of the Fund's Board. An investment subadvisory agreement may be terminated with respect to a Portfolio without penalty on 60-days' prior written notice by the Fund's Board, or by MSIM, or the subadviser, as the case may be, and terminates automatically in the event of its assignment.

After the Fund's reorganization and redomestication, replacement investment subadvisory agreements with Munder Investments, with respect to the All Pro Small Cap Growth Portfolio, and Sterling, with respect to the All Pro Small Cap Value Portfolio, were approved by a majority of the Fund's Board, including a majority of its "non-interested" Trustees, on March 2, 2001, and became effective with respect to each Portfolio as of March 2, 2001. Each agreement shall continue from year to year as long as the continuance is approved at least annually by a majority of the Fund's "non-interested" trustees and by (1) a 1940 Act Vote of the Portfolio's shareholders or (2) a majority of the Fund's Board. Each investment subadvisory agreement may be terminated with respect to a Portfolio without penalty on 60-days' prior written notice by the Fund's Board, or by MSIM, or the subadviser, as the case may be, and terminates automatically in the event of its assignment.

As shown in the table above, MSIM has entered into investment subadvisory agreements with the following subadvisors:

    - Alliance Capital on behalf of the All Pro Broad Equity Portfolio (formerly, the Growth Portfolio) and the All Pro Large Cap Growth Portfolio. Under a similar subadvisory agreement in effect prior to the Fund's conversion to a Delaware business trust (the "Reorganization"), for the period from December 6, 2000 through December 31, 2000, MSIM paid Alliance Capital $804.00 for services in connection with the All Pro Large Cap Growth Portfolio. For the period from January 1, 2000 through December 5, 2000, for the year ended December 31, 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid a former subadviser $75,177.95, $42,423.50, and $12,194.83, respectively, for services in connection with the All Pro Large Cap Growth Portfolio. The All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Reorganization.

    - Geewax on behalf of the All Pro Large Cap Growth Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the years ended December 31, 2000 and 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid Geewax $68,170.89, $36,527.53, and $10,543.74, respectively, for services in connection with the All Pro Large Cap Growth Portfolio.

    - For the period from commencement of operations through February 28, 1999, the All Pro Large Cap Value Portfolio had three subadvisers. For the period from January 1, 1999 through February 28, 1999 and for the period from commencement of operations through December 31, 1998, MSIM paid a former subadviser $880.17 and $2,746.71, respectively for services in connection with the All Pro Large Cap Value Portfolio.

    - Mellon Equity on behalf of the All Pro Large Cap Value Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the years ended December 31, 2000 and 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid Mellon Equity $20,884.54, $20,164.40, and $10,414.39, respectively, for services in connection with the All Pro Large Cap Value Portfolio.

    - Bernstein on behalf of the All Pro Broad Equity Portfolio and the All Pro Large Cap Value Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the period from April 1, 2000 through December 31, 2000, MSIM paid Bernstein $31,422.78 for services in connection with the All Pro Large Cap Value Portfolio. For the period from commencement of operations through November 21, 2000, the All Pro Large Cap Value Portfolio had three subadvisers. For the period from January 1, 2000 through November 21, 2000, for the year ended December 31, 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid a former subadviser $17,811.17, $24,223.22, and $10,685.05, respectively, for services in connection with the All Pro Large Cap Value Portfolio. For the period from January 1, 2000 through March 31, 2000, for the year ended December 31, 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid a former subadviser $3,567.06, $13,299.24, and $5,148.33, respectively, for services in connection with the All Pro Large Cap Value Portfolio. The All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Reorganization.

    - Husic on behalf of the All Pro Broad Equity Portfolio and the All Pro Small Cap Growth Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the years ended December 31, 2000 and 1999, and for the period of commencement of operations through December 31, 1998, MSIM paid Husic $206,776.30, $59,544.14, and $11,167.37, respectively, for services in connection with the All Pro Small Cap Growth Portfolio. The All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Reorganization.

    - Munder Investments on behalf of the All Pro Small Cap Growth Portfolio. Under an interim subadvisory agreement, for the period from August 24, 2000 through December 31, 2000, MSIM paid Munder Investments $40,884.19 for services in connection with the All Pro Small Cap Growth Portfolio. For the period January 1, 2000 through August 23, 2000, for the year ended December 31, 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid a former subadviser $95,093.36, $36,699.45, and $7,352.55, respectively, for services in connection with the All Pro Small Cap Growth Portfolio.

    - Reams on behalf of the All Pro Broad Equity Portfolio and the All Pro Small Cap Value Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the year ended December 31, 2000, and for the period December 21, 1999 through December

         31, 1999, MSIM paid Reams $40,526.91 and $627.58, respectively, for services in connection with the All Pro Small Cap Value Portfolio. For the period from January 1, 1999 through December 20, 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid a former subadviser $18,816.02, $7,677.31, respectively, for services in connection with the All Pro Small Cap Value Portfolio. The All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Reorganization.

    - Sterling on behalf of the All Pro Small Cap Value Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the period February 11, 2000 through December 31, 2000, MSIM paid Sterling $49,881.40 for services in connection with the All Pro Small Cap Value Portfolio. For the period January 1, 2000 through February 11, 2000 for the year ended December 31, 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid a former subadviser $9,498.55, $40,852.71, and $15,724.35, respectively, for services in connection with the All Pro Small Cap Value Portfolio.

    - SSgA on behalf of the Equity 500 Index Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the period from February 7, 2000 through December 31, 2000, MSIM paid SSgA $58,900.14 for services in connection with the Equity 500 Index Portfolio.

    - TBC on behalf of the International Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the years ended December 31, 2000, 1999, and 1998, MSIM paid TBC $312,435, $284,162, and $259,189, respectively, for services in connection with the International Portfolio.

    - T. Rowe Price on behalf of the Mid Cap Growth Portfolio (formerly, the Aggressive Growth Portfolio). The Mid Cap Growth Portfolio did not have an investment subadviser prior to the Reorganization.

    - Alger Management on behalf of the Balanced Portfolio (formerly, the Managed Portfolio). The Balanced Portfolio did not have an investment subadviser prior to the Reorganization.

    - Western Asset on behalf of the Bond Portfolio. The Bond Portfolio did not have an investment subadviser prior to the Reorganization.

As stated above, MSIM has retained Wilshire as an investment management consultant to assist MSIM in identifying and evaluating the performance of potential subadvisers for the All Pro Portfolios and the Mid Cap Growth and Bond Portfolios. Under a similar subadvisory agreement prior to the Reorganization, for the years ended December 31, 2000 and 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid Wilshire $22,999.46, $11,528.21, and $3,912.00, respectively, for services in connection with the All Pro Large Cap Growth Portfolio. For the years ended December 31, 2000 and 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid Wilshire

$12,286.87, $10,092.61, and $3,912.62, respectively, for services in connection with the All Pro Large Cap Value Portfolio. For the years ended December 31, 2000 and 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid Wilshire $34,822.67, $9,924.36, and $1,852.66, respectively, for services in connection with the All Pro Small Cap Growth Portfolio. For the years ended December 31, 2000 and 1999, and for the period from commencement of operations through December 31, 1998, MSIM paid Wilshire $7,705.01, $4,703.32, and $1,745.57, respectively, for services in connection with the All Pro Small Cap Value Portfolio. Prior to the Reorganization, Wilshire did not consult in connection with any of the other Portfolios.

ADDITIONAL INFORMATION ABOUT MSIM

The principal officers of MSIM are:

                                      POSITION WITH                          POSITION WITH
        NAME                          MSIM                                   THE FUND
        ----                          ----                                   --------
        Sarah Lange                   President                              Vice President
        Todd Miller                   Financial Reporting Officer            Financial Reporting Officer
        Scott V. Carney               Vice President                         none
        Rosanne Gatta                 Vice President                         President
        Timothy Henry                 Vice President                         none
        James Kestner                 Vice President                         Vice President
        Dean Miller                   Vice President                         none
        Richard J. Simon              Vice President                         none
        Dina M. Welch                 Vice President                         none
        Anthony T. Giampietro         Treasurer                              Treasurer and Comptroller
        James Bernstein               Compliance Officer and Assistant       Compliance Officer and Secretary
                                      Secretary
        Kathleen Larrabee             Investment Officer                     none

ADMINISTRATOR

As of January 29, 2001, Provident Mutual serves as the Fund's administrator. As the administrator, Provident Mutual is responsible for providing services related to the general business administration of the Fund and the Portfolios as well as providing general oversight and supervision of the Fund's other service providers, excluding investment advisory services, but including fund accounting, legal and audit, custody and transfer and dividend disbursing agency services that are provided to the Fund. Provident Mutual is generally responsible for oversight and supervision of each of the Fund's service providers except for MSIM and the subadvisers (for which MSIM generally oversees and supervises).

Specific services provided by Provident Mutual include: (a) providing oversight of the activities of the Fund's counsel and accountants; (b) providing oversight of the accounting and administrative activities of the administrative service provider included in the Accounting and Administrative Services Agreement; (c) coordinating contractual relationships and communications between the Fund and its service providers; (d) monitoring state and federal laws as these laws may apply to the Fund or the Portfolios; (e) providing general business administration services to the Fund (including reviewing bills and authorizing payment); (f) providing clerical, secretarial, and bookkeeping services, office supplies, office space, and related services (including telephone and other utility services); (g) providing administrative support to the Fund's employees who are providing legal and other services to the Fund; (h) providing comptroller services; (i) scheduling and planning agendas for, preparing or assisting in the preparation of Board materials, and conducting meetings of the Fund's Board and the Fund's shareholders; and (j) preparing and distributing, or assisting in the preparation and distribution of all required reports, proxy materials, and other communications with the Fund's shareholders. For providing these services, the Fund is obligated to pay Provident Mutual quarterly, in arrears, a fee per Portfolio at the annual rate of 0.10% of the each Portfolio's average daily net assets.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES

PFPC Inc. ("PFPC") provides fund accounting and certain administrative services to the Fund pursuant to a fund accounting and administrative services agreement between PFPC and the Fund. Such services include maintaining the Portfolios' books and records, preparing certain governmental filings, statements, returns, and stockholder reports, and computing net asset value and daily dividends. For such services, the Fund is obligated to pay PFPC a fee at the annual rates of 0.10% on the first $175 million, 0.075% on the next $175 million, 0.05% on the next $175 million, and 0.03% in excess of $525 million, of each Portfolios' net assets, computed daily and paid monthly, with a minimum aggregate annual fee with respect to all Fund Portfolios totaling $580,000. PFPC is a wholly owned subsidiary of PNC Bank Corporation.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

The investment advisory and subadvisory agreements authorize MSIM or the subadvisers, respectively, other than Wilshire, to place all portfolio orders on behalf of each Portfolio and to seek, in all cases, to obtain the most favorable execution and price. MSIM or the subadvisers may place orders with brokers that are affiliated persons of the Fund, as that term is defined in Section 2(a) of the 1940 Act, pursuant to policies adopted under Rule 17e-1. The Fund's policies are in conformity with the applicable rules under the 1940 Act to ensure all brokerage commissions paid to affiliated persons are reasonable and fair. However, in no event will persons affiliated with the Fund deal with the Fund as principal in the purchase and sale of the Fund's portfolio securities except in conformity with the 1940 Act and the Investment Advisers Act of 1940 and related rules.


Equity securities are customarily traded on the stock exchange, but may also be traded over-the-counter. Bonds and debentures are customarily traded over-the-counter but may be traded on the bond exchange. Money market instruments are traded primarily in the over-the-counter market. Purchases and sales on the stock exchanges are affected by brokers and normally involve the payment of brokerage commissions. Over-the-counter securities are purchased directly from the issuer or dealers who are usually acting as principals for their own accounts. These securities are generally traded on a net basis and do not involve either brokerage commissions or transfer taxes. Consequently, the cost of executing such transactions consists primarily of mark-ups on the value of the securities or dealer spreads and underwriting commissions.

MSIM or the subadvisers will determine the brokers to be used for purchases and sales of each Portfolio's securities. There are no arrangements whatsoever, written or oral, relating to the allocation to specific brokers of orders for portfolio transactions. Consideration is given to those firms providing statistical and research services to the investment adviser, MSIM, but it is generally not the policy of the Fund or any Portfolio, except the All Pro Portfolios, to pay higher brokerage commissions to a firm solely because it has provided such services. The subadvisers to the All Pro Portfolios are authorized to consider, in the selection of brokers and dealers to execute portfolio transactions, not only the available prices and rates of brokerage commissions but also other relevant factors which may include, without limitation, the execution capabilities of such brokers and dealers, research, custody and other services provided by such brokers and dealers that the subadviser believes will enhance its general portfolio management capabilities, the size of the transaction, the difficulty of execution, the operational facilities of such brokers and dealers, the risk to such a broker or dealer of positioning a block of securities, and the overall quality of brokerage and research services provided by such brokers and dealers. In connection with the foregoing, a subadviser to an All Pro Portfolio is specifically authorized to pay those brokers and dealers who provide brokerage and research services to the Portfolio, a higher commission than that charged by other brokers and dealers if the subadviser determines in good faith that the amount of such commission is reasonable in relation to the value of such services in terms of either the particular transaction or in terms of the subadviser's overall responsibilities with respect to the relevant Portfolio segment and to any other client accounts or portfolios that the subadviser advises. The execution of such transactions shall not be considered to represent an unlawful breach of any duty created by a subadvisory agreement or otherwise. Statistical and research services furnished by brokers typically include: analysts' reports on companies and industries, market forecasts, economic analyses and the like. Such services may tend to reduce the expenses of MSIM and this has been considered in setting the advisory fees paid by the Fund.

During the period from January 1, 2000 to December 31, 2000, the Fund paid aggregate brokerage fees of $1,040,041, of which $351,312 was paid by All Pro Broad Equity Portfolio, $76,657 was paid by All Pro Large Cap Growth Portfolio, $75,624 was paid by All Pro Large Cap Value Portfolio, $119,608 was paid by All Pro Small Cap Growth Portfolio, $81,803 was paid by All Pro Small Cap Value Portfolio, $159,863 was paid by International Portfolio, $117,108 was paid by Mid Cap Growth Portfolio, and $58,066 was paid by the Balanced Portfolio. None of the other Portfolios paid any brokerage commissions for the period.

During the period from January 1, 1999 to December 31, 1999, the Fund paid aggregate brokerage fees of $509,685, of which $370,690 was paid by All Pro Broad Equity Portfolio, $33,225 was paid by All Pro Large Cap Growth Portfolio, $35,256 was paid by All Pro Large Cap Value Portfolio, $29,265 was paid by All Pro Small Cap Growth Portfolio, $43,457 was paid by All Pro Small Cap Value Portfolio, $151,919 was paid by International Portfolio, $61,346 was paid by Mid Cap Growth Portfolio, and $55,610 was paid by the Balanced Portfolio. None of the other Portfolios paid any brokerage commissions for the period.

During the period from January 1, 1998 to December 31, 1998 the Fund paid aggregate brokerage fees of $522,878, of which $214,842 was paid by All Pro Broad Equity Portfolio, $11,433 was paid by All Pro Large Cap Growth Portfolio, $23,232 was paid by All Pro Large Cap Value Portfolio, $11,485 was paid by All Pro Small Cap Growth Portfolio, $20,411 was paid by All Pro Small Cap Value Portfolio, $128,845 was paid by International Portfolio, $59,955 was paid by Mid Cap Growth Portfolio, and $33,237 was paid by the Balanced Portfolio. None of the other Portfolios paid any brokerage commissions for the period.

                        DETERMINATION OF NET ASSET VALUE


As stated in the Prospectus, the Fund will offer and sell shares at each Portfolio's per share net asset value. The net asset value of the shares of each Portfolio (except Money Market Portfolio) of the Fund is determined as of the close of regular trading on the New York Stock Exchange on each day when the New York Stock Exchange is open for business for the day prior to the day on which a transaction is to be effected. The Money Market Portfolio's net asset value is determined once daily on each day the New York Stock Exchange and the Federal Reserve Bank both are open for business. Events affecting the values of the International Portfolio's securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Portfolio's calculation of net asset value unless it is deemed that the particular event would materially affect net asset value, in which case an adjustment will be made.


The New York Stock Exchange currently is open each day, Monday through Friday, except the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The Federal Reserve Bank is open each day, Monday through Friday, except the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of these days follow on a Saturday or Sunday, respectively.

The Fund's Board has specifically approved the use of a pricing service for debt securities with maturities generally exceeding one year. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institution size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when such assets are valued. For days having no exchange sales and for unlisted securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. If no National Market System sales occur on that day, equity securities are valued at the last reported "bid" price, and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported "asked" price. Debt securities with maturities exceeding one year are valued on the basis of valuations furnished by a pricing service when such prices are believed to reflect such securities' fair value.

The value of a foreign security held by the International Portfolio is determined based upon its sale price on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open. Consequently, the net asset value calculation for the Portfolio may not occur contemporaneously with the determination of the most current market prices of the securities included in such calculation. In addition, the value of the net assets held by the Portfolio may be significantly affected on days when shares are not available for purchase or redemption.

Any assets that are denominated in a foreign currency are converted into U.S. dollar equivalents at the prevailing market rates as quoted by generally recognized reliable sources.

Money market instruments with a remaining maturity of 60 days or less held by any Portfolio, and all instruments held by Money Market Portfolio (including master demand notes) are valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During a period of declining interest rates, the daily yield on shares of Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.


Use of the amortized-cost valuation method by Money Market Portfolio requires the Portfolio to maintain a dollar-weighted average maturity of 90 days or less and to only purchase obligations having remaining maturities of 397 days (13 months) or less, subject to certain maturity shortening provisions of Rule 2a-7. In addition, the Portfolio can invest only in obligations determined by the Board to present minimal credit risks. When an eligible security (described in the Prospectus) goes into default or has its rating downgraded thereby causing the security no longer to be an eligible security, the Board must promptly reassess whether this security presents a minimal credit risk and whether continuing to hold the security is in the Portfolio's best interest. In addition, as to certain types of investments, the Portfolio may invest only in obligations meeting the quality requirements spelled out in the Prospectus. Furthermore, investments in the securities of any one issuer may not exceed 5% of the Portfolio's total assets at the time of such purchase, nor may investments in "second-tier securities" (eligible securities which are not rated in the highest short term rating category by at least two nationally recognized statistical rating organizations (Rating Agencies) or one Rating Agency if it is the only Rating Agency rating that security or comparable unrated securities), exceed 5% of the Portfolio's total assets nor may investments in any one issuer exceed the greater of 1% of the Portfolio's total assets or $1 million. The Board has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include the review of that Portfolio's investment holdings by the Board, at such intervals as the Board may deem appropriate, to determine whether the net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share. If this deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to new or existing investors, the Board will take such corrective action as the Board regards as necessary and appropriate, including: the sale of Portfolio instruments prior to maturity; the withholding of dividends or payment of distributions from capital or capital gains; or redemptions of shares in kind or the establishment of a net asset value per share based upon available market quotations.


                              REDEMPTION OF SHARES

The Fund is required to redeem all full and fractional shares for cash at the net asset value per share next calculated after the Fund receives the redemption order. The Fund generally makes payment for shares redeemed within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which: (1) trading on the New York Stock Exchange is restricted or such exchange is closed for other than weekends and holidays; (2) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and (3) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.


                      FEDERAL TAX STATUS OF THE PORTFOLIOS

The following discussion of the federal tax status of the Portfolios is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.

         Each Portfolio is treated as a separate taxpayer for federal income tax purposes. Each Portfolio has elected to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company each year. If a Portfolio: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of any investment company taxable income (including, for this purpose, its net ordinary investment income and net realized short-term capital gain) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which each Portfolio intends to do), then under the provisions of Subchapter M, the Portfolio should have little or no income taxable to it under the Code. In particular, a Portfolio is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

         A Portfolio must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gain from the sale or disposition of securities (including gain from related investments in foreign currencies), and other income (including gain from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of the Portfolio's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the Portfolio may consist of such other securities of any one issuer, and the Portfolio may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Portfolio must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Portfolio and that are engaged in the same or similar trades or businesses or related trades or businesses.

The Portfolios should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gain each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts.

Each of the Portfolios also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Portfolios. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Portfolio may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Portfolio may be required, for example, to alter its investment objectives.

The 817(h) requirements place certain limitations on the assets of each separate account (or underlying portfolio) that may be invested in securities of a single issuer. These limitations apply to each Portfolio's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

    - no more than 55% of a Portfolio's total assets may be represented by any one investment

    -    no more than 70% by any two investments

    -    no more than 80% by any three investments

    -    no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gain earned by a Portfolio investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Portfolios to a reduced rate of tax or exemption from tax on this related income and gain. The effective rate of foreign tax cannot be determined at this time since the amount of these Portfolios' assets to be invested within various countries is not now known. The Portfolios each seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such a Portfolio bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

A Portfolio's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gain and losses realized by the Portfolio (that is, may affect whether gain or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer losses of the Portfolio. These rules: (1) could affect the character, amount and timing of distributions to shareholders of a Portfolio, (2) could require such a Portfolio to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Portfolio to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a regulated investment company, each Portfolio seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

If for any taxable year a Portfolio fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Portfolio fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a Portfolio fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Portfolio would be taxed on the investment earnings under their contracts and, thereby, lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Portfolios' investment advisers, and each Portfolio intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Portfolio than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Portfolio's investment sub-adviser might otherwise select.

As of December 31, 2000, the following Portfolios have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gain to the extent provided in the Code and regulations thereunder.

                                                                                        EXPIRATION DATES:
                   PORTFOLIO                                AMOUNT                         DECEMBER 31,
Money Market Portfolio                                       $55                           $57 in 2005;
                                                                                            $9 in 2007

Bond Portfolio                                            $2,421,582                     $916,674 in 2007;
                                                                                        $1,504,908 in 2008

All Pro Large Cap Growth Portfolio                         $210,335                      $210,335 in 2008

All Pro Large Cap Value Portfolio                         $2,092,427                    $215,305 in 2006;
                                                                                        $1,877,122 in 2008

All Pro Small Cap Growth Portfolio                        $2,548,452                    $2,548,452 in 2008

All Pro Small Cap Value Portfolio                          $745,457                      $745,457 in 2007

If a Portfolio acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Portfolio could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. The Portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such Portfolios would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Portfolio to recognize taxable income or gain without the concurrent receipt of cash. Any Portfolio that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gain and losses realized by a Portfolio in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treats such gain and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Portfolio's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Portfolio must derive at least 90% of its annual gross income.

Each Portfolio that invests in certain PIKs, zero coupon securities, or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Portfolio elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because a Portfolio must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Portfolio may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Portfolio generally are not subject to federal income tax on Portfolio earnings or distributions or on gain realized upon the sale or redemption of Portfolio shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to any plan participants, see the summary plan description or contact your plan administrator.

                                  CAPITAL STOCK

The Fund was originally incorporated in Maryland on March 21, 1985, and, as of the close of business on January 26, 2001, reorganized and redomesticated as a Delaware business trust. The Fund is authorized to issue an unlimited number of shares, which currently are divided into the following eleven series: the All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, International, Equity 500 Index, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios. The Fund may establish additional portfolios and may create one or more classes in any existing or new portfolio that has the descriptions, powers, and rights, and the qualifications, limitations as to dividends, and restrictions as the Board may determine at that time. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in the net assets of such Portfolio remaining after satisfaction of outstanding liabilities.

VOTING RIGHTS

As an investment company organized as a Delaware business trust, the Fund is not required to hold annual shareholders' meetings. The Board will call a shareholders' meeting whenever one or more of the following is required to be acted on by shareholders pursuant to the 1940 Act: (1) election of trustees; (2) approval of an investment advisory agreement in cases where the Fund does not have exemptive relief from the Securities and Exchange Commission pursuant to section 15 of the Act; (3) ratification of selection of independent accountants; or (4) approval of an underwriting agreement.

All shares of beneficial interest have equal voting rights (regardless of the net value per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all of the trustees of the Fund if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any trustees.

Matters in which the interests of all the Portfolios are substantially identical (such as the election of trustees or the approval of independent public accountants) are voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of an investment advisory agreement) are voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, are voted on separately by that Portfolio.

Matters requiring separate shareholder voting by a Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolios; or (2) the matter has not been approved by a 1940 Act majority of the outstanding voting securities of the Fund.


                                 CODE OF ETHICS



The Fund's Board has adopted a code of ethics under Rule 17j-1 of the 1940 Act (the "Code of Ethics"). The Code of Ethics covers the conduct (including the personal securities transactions) of each of the Fund's officer and trustees, as well as of any employees of the Fund, including those employees who participate in the selection of a Portfolio securities or who have access to information regarding the Fund's pending purchases and sales of Portfolio securities (collectively referred to as "Covered Persons"). The Fund's Code of Ethics also was adopted by the board of directors of MSIM, and, accordingly, covers the conduct and personal securities transactions of any officer, director, and employee of MSIM, including MSIM's Covered Persons. 1717 Capital Management Company ("1717"), the principal underwriter of the Fund, has adopted a code of conduct that covers the conduct and personal securities transactions of officers, directors, and employees of 1717.



In general, the Code of Ethics restricts purchases or sales of securities being purchased or sold or being considered for purchase or sale by the Fund by any Covered Persons (except employees who do not participate in the selection of a Portfolio's securities or have access to information regarding the Fund's pending purchases and sales of Portfolio securities) of the Fund or MSIM. Covered Persons are also prohibited from purchasing securities in an initial public offering and are also restricted in their purchases of private offerings of securities. The Code of Ethics also describes certain "blackout periods" during which: (1) no Covered Person, director, officer, or employee of the Fund may acquire ownership of a security on a day during which the Fund has a pending order to purchase or sell that same security; and (2) no person responsible for day-to-day portfolio management of any Portfolio shall purchase or sell any security within seven days after the Fund trades in such security. Certain specified transactions are exempt from the provisions of the Code of Ethics. Each of the subadvisers has adopted, and the Fund's Board has approved, a substantially similar code of ethics that the subadviser has represented contains provisions reasonably necessary to prevent its "access persons" (as defined in Rule 17j-1 under the 1940 Act) from engaging in the deceptive, manipulative, or fraudulent conduct prohibited by that rule. As required by Rule 17j-1, each subadviser also has certified that the subadviser has adopted procedures reasonably necessary to prevent the subadviser's access persons from violating the subadviser's code.

regarding the Fund's pending purchases and sales of Portfolio securities) of any of the Fund, MSIM, or 1717. Covered Persons are also prohibited from purchasing securities in an initial public offering and are also restricted in their purchases of private offerings of securities. The Code of Ethics also describes certain "blackout periods" during which: (1) no Covered Person, director, officer, or employee of the Fund may acquire ownership of a security on a day during which the Fund has a pending order to purchase or sell that same security; and (2) no person responsible for day-to-day portfolio management of any Portfolio shall purchase or sell any security within seven days after the Fund trades in such security. Certain specified transactions are exempt from the provisions of the Code of Ethics. Each of the subadvisers has adopted, and the Fund's Board has approved, a substantially similar code of ethics that the subadviser has represented contains provisions reasonably necessary to prevent its "access persons" (as defined in Rule 17j-1 under the 1940 Act) from engaging in the deceptive, manipulative, or fraudulent conduct prohibited by that rule. As required by Rule 17j-1, each subadviser also has certified that the subadviser has adopted procedures reasonably necessary to prevent the subadviser's access persons from violating the subadviser's code.

                                 OTHER SERVICES

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

Pursuant to a custody agreement with the Fund, PFPC Trust Company, located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as custodian of the Fund's assets. Pursuant to a transfer agency agreement with the Fund, PFPC Inc., located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Fund's transfer agent and dividend disbursing agent.


CUSTODIAN FOR INTERNATIONAL PORTFOLIO

The custodian for all foreign securities and assets of the International Portfolio is Citibank, N.A., located at 111 Wall Street, New York, New York 10043. Securities purchased for the Portfolio outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of Citibank's Global Custody Network and foreign depositories (foreign subcustodians). Citibank and each of the foreign custodial institutions holding securities of the Portfolio has been approved by the Board in accordance with regulations under the 1940 Act.

The Board reviews, at least annually, whether it is in the best interest of the Portfolio and its shareholders to maintain Portfolio assets in each custodial institution. However, with respect to foreign subcustodians, there can be no assurance that the Portfolio and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians, or application of foreign law to the Portfolio's foreign subcustodian arrangements. Accordingly, an investor should recognize that the noninvestment risks involved in holding assets abroad may be greater than those associated with investing in the U.S.

INDEPENDENT ACCOUNTANTS

The firm of PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, Philadelphia, Pennsylvania 19103, has been selected to serve as the Fund's independent accountants.

The audited financial statements for the calendar year ended December 31, 2000, attached to this SAI, for the All Pro Portfolios and Equity 500 Index, International, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios, and the financial highlights included in the Prospectuses, were audited by PricewaterhouseCoopers LLP, independent accountants, and are included in reliance upon the report of this firm given on their authority as experts in accounting and auditing.



LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters pertaining to federal securities laws applicable to the Fund.

UNDERWRITERS


1717 serves, without compensation from the Fund, as the Fund's principal underwriter, pursuant to an agreement with the Fund. Under the terms of the agreement, 1717 is not obligated to sell any specific number of shares. 1717 has authority, pursuant to the agreement, to enter into similar contracts with other insurance companies and with other entities registered as broker-dealers under the Securities Exchange Act of 1934.



ADDITIONAL INFORMATION

This Statement of Additional Information and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.

   APPENDIX TO THE STATEMENT OF ADDITIONAL INFORMATION FOR MARKET STREET FUND,
                                DATED MAY 1, 2001


                   DESCRIPTION OF MONEY MARKET INSTRUMENTS AND
                        COMMERCIAL PAPER AND BOND RATINGS

U.S. GOVERNMENT SECURITIES: These are obligations issued by or guaranteed as to interest and principal by the government of the United States or any agency or instrumentality thereof. They may include instruments that are supported by the full faith and credit of the United States, such as Treasury Bills, Notes and Bonds; instruments that are supported by the right of the issuer to borrow from the Treasury, such as Home Loan Bank securities; and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds.

BANK OBLIGATIONS: These are obligations (including certificates of deposit, time deposits, and bankers' acceptances) of: (1) domestic banks (including savings banks) and foreign branches of domestic banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") and have total assets of at least $1 billion; (2) domestic banks and foreign branches thereof and savings and loan associations that have less than $1 billion of total assets where the principal amount of the obligation is insured in full by the FDIC. No more than 10% of the Portfolio's assets may be invested in obligations of institutions in category (2).


Certificates of Deposit generally are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90, or 180 day intervals ("coupon dates") based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Typically, dealers selling variable rate certificates of deposit agree to repurchase such instruments, at the purchaser's option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers. Such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. Variable rate certificates of deposit may be sold in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate at the time of issue than comparable fixed rate certificates of deposit.


Bankers' Acceptances are short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. These instruments reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

REPURCHASE AGREEMENTS: Repurchase agreements with (1) banks or (2) government securities dealers recognized as primary dealers by the Federal Reserve System, provided that:

         (a) at the time the repurchase agreement is entered into, and throughout the duration of the repurchase agreement, the collateral has a market value at least equal to the value of the repurchase agreement;

         (b) the collateral consists of government securities or instruments rated in the highest rating category by at least two nationally recognized statistical rating organizations; and

         (c) the maturity of the repurchase agreement does not exceed 30 days.

COMMERCIAL PAPER: Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.


OTHER CORPORATE DEBT OBLIGATIONS: Money Market corporate debt obligations are outstanding nonconvertible corporate debt obligations that were not issued as short-term obligations but have remaining maturities of 397 days or less and that, at the date of investment, are rated "AA" or better by S&P or "Aa" or better by Moody's.

         The Money Market Portfolio will only invest in instruments denominated in U.S. dollars that Market Street Investment Management Company ("MSIM"), under the supervision of the Market Street Fund's Board of Trustees, determines present minimal credit risks and are, at the time of acquisition, either:


         (1) rated in the two highest rating categories by at least two Rating Agencies, or by only one Rating Agency if only one Rating Agency has issued a rating with respect to the instrument; or


         (2) in the case of an unrated instrument, determined by MSIM under the supervision of the Board to be of comparable quality to the above; or


         (3) issued by an issuer that has received a rating of the type described in (1) above on other securities that are comparable in priority and security to the instrument.

All of the Money Market Portfolio's money market instruments mature in 397 days (13 months) or less. The average maturity of the Portfolio's portfolio securities based on their dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Portfolio will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable.

COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"). Commercial paper merits a "Prime" rating upon Moody's evaluation of many factors, including: (1) the issuer's management; (2) the issuer's industry or industries and the speculative-type risks that may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings for a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the issuer's management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper attains a "Prime-1," "Prime-2," or "Prime-3" rating from Moody's.

         "Prime-1" indicates a superior ability for repayment of senior short-term debt obligations. Issuer repayment ability is based in part on: (1) leading market positions in well-established industries; (2) a high of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternative liquidity.

         "Prime-2" indicates a strong ability for repayment of short-term debt obligations. Issuer repayment ability is normally evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be subject to more variation than "Prime-1." Capitalization characteristics, while still appropriate, may be affected more by external conditions than "Prime-1." Ample alternative liquidity is maintained.

STANDARD & POOR'S RATING GROUP ("S&P"). S&P rates commercial paper based on the likelihood of the repayment of debt. S&P uses the following characteristics to rate commercial paper: (1) liquidity ratios adequate to meet cash requirements;
(2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) the issuer's industry is well-established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated "A-1," "A-2," or "A-3."

         "A-1" indicates that the degree of safety regarding timely payment is very strong. "A-1" issues determined to possess overwhelming safety characteristics are designated with a plus (+) sign.

         "A-2" indicates the capacity for timely payment on issues is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

FITCH INVESTORS SERVICE INC. ("FITCH"). Fitch's commercial paper ratings reflect Fitch's current appraisal of degree of assurance of timely payment of debt. Fitch rates commercial paper as "F-1," "F-2," or "F-3." An "F-1" rating indicates the best capacity for timely payment of financial commitments. An "F-2" rating reflects a satisfactory capacity for timely payment of financial commitments, however the margin of safety is less than commercial paper rated "F-1." Fitch may modify "F-1" ratings with a plus (+) or minus (-) sign to denote relative status within the rating category.

CORPORATE BOND RATINGS

MOODY'S. Moody's assigns an "Aaa" rating only to the best quality bonds. These bonds, commonly known as "gilt edged," carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

While the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such issues.


         Bonds rated "Aa" are high quality by all standards. Together with the "Aaa" group, "Aa" bonds comprise what are generally known as high-grade bonds. They are rated lower than "Aaa" bonds because of their smaller margins of protection or the fluctuation of protective elements may be of greater amplitude or there may be other elements present making long-term risks appear somewhat larger than in "Aaa" securities.

         Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. "Baa" bonds lack outstanding investment characteristics and have speculative characteristics.

         Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured as higher rated bonds. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes "Ba" bonds.

         Bonds rated "B" generally lack desirable investment characteristics. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds rated "Caa" are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

         Bonds rated "Ca" represent obligations which are highly speculative. These issues are often in default or have other marked shortcomings.

         Bonds rated "C" are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.


         Moody's modifies corporate bond ratings numerically with a "1," "2," or "3" in each generic classification from Aa through Caa. The modifier "1" indicates that the bond ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.


S&P. S&P assigns an "AAA" rating to bonds with an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a very strong capacity to pay interest and repay principal, qualify as high-quality debt obligations, and differ from "AAA" issues in most instances only in small degree. Bonds rated "A" also have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher categories.

         Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Bonds rated "BB", "B", "CCC", "CC", and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

         Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         Bonds rated "CCC" are currently vulnerable to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         Bonds rated "C" are currently highly vulnerable to nonpayment. They may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments continue.

         Bonds are rated "D" when the issue has failed to pay one or more of its financial obligations (rated or unrated) when it came due. The "D" rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.


         S&P modifies ratings with a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings from "AA" to "CCC" may be modified with a plus (+) or minus (-) sign.

                          AUDITED FINANCIAL STATEMENTS

                                                                            Page
                                                                            ----

Report of Independent Accountants.........................................  F-1

Statement of Net Assets as of December 31, 2000...........................  F-2

Statements of Operations for the Year Ended December 31, 2000.............  F-74

Statements of Changes in Net Assets for the Year Ended December 31, 2000..  F-76

Notes to Financial Statements, December 31, 2000..........................  F-78

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Market Street Fund, Inc.:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of Market Street Fund, Inc., comprising of the Growth, Money Market, Bond, Managed, Aggressive Growth, International, Equity 500 Index, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Portfolios (the "Fund") at December 31, 2000 and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the years (or periods) presented and their financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

2001 Market Street
Philadelphia, Pennsylvania
February 9, 2001

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 87.6%
Aerospace & Defense -- 2.5%
  Boeing Co. ...............................................       16,875    $  1,113,750
  General Dynamics Corp. ...................................       35,964       2,805,192
  Raytheon Co., Class B.....................................       76,784       2,385,103
                                                                             ------------
                                                                                6,304,045
                                                                             ------------
Automobiles -- 1.4%
  Ford Motor Co. ...........................................      152,847       3,582,352
                                                                             ------------
Automotive & Equipment -- 1.0%
  T.R.W., Inc. .............................................       62,488       2,421,410
  Visteon Corp. ............................................       15,304         175,996
                                                                             ------------
                                                                                2,597,406
                                                                             ------------
Banks -- 5.0%
  Bank of New York Co., Inc. ...............................      116,883       6,450,481
  Bank One Corp. ...........................................       22,500         824,062
  Wells Fargo Co. ..........................................      100,700       5,607,731
                                                                             ------------
                                                                               12,882,274
                                                                             ------------
Beverages -- 2.2%
  Pepsico, Inc. ............................................      115,000       5,699,687
                                                                             ------------
Broadcasting & Publishing -- 2.2%
  McGraw-Hill, Inc. ........................................       94,406       5,534,552
                                                                             ------------
Building & Building Supplies -- 0.0%
  Vulcan Materials Co. .....................................        2,158         103,314
                                                                             ------------
Business & Consumer Services -- 2.8%
  Automatic Data Processing, Inc. ..........................       53,767       3,404,123
  Convergys Corp. ..........................................        7,100         321,719
  Electronic Data Systems Corp. ............................       29,941       1,729,093
  Omnicom Group, Inc. ......................................       20,300       1,682,362
                                                                             ------------
                                                                                7,137,297
                                                                             ------------
Business Equipment -- 0.1%
  *Lexmark International Group, Inc., Class A...............        6,474         286,879
                                                                             ------------
Chemicals & Allied Products -- 2.6%
  Du Pont (E.I.) de Nemours & Co. ..........................       41,449       2,002,505
  Engelhard Corp. ..........................................       93,147       1,897,870
  Pharmacia Corp. ..........................................       44,056       2,687,416
                                                                             ------------
                                                                                6,587,791
                                                                             ------------
Communications -- 6.2%
  ALLTEL Corp. .............................................       38,482       2,402,720
  AT&T Corp. ...............................................       58,442       1,011,777
  *Avaya, Inc. .............................................        3,244          33,454

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  BellSouth Corp. ..........................................       70,310    $  2,878,316
  Lucent Technologies, Inc. ................................       38,932         525,582
  SBC Communications, Inc. .................................       54,428       2,598,937
  Verizon Communications....................................      127,022       6,366,978
                                                                             ------------
                                                                               15,817,764
                                                                             ------------
Computers -- 1.6%
  Hewlett Packard Co. ......................................       43,157       1,362,143
  International Business Machines Corp. ....................       31,469       2,674,865
                                                                             ------------
                                                                                4,037,008
                                                                             ------------
Consumer Products -- 2.0%
  Kimberly-Clark Corp. .....................................       72,000       5,089,680
                                                                             ------------
Cosmetics and Toiletries -- 0.9%
  Gillette Co. .............................................       62,038       2,241,123
                                                                             ------------
Drugs & Health Care -- 9.2%
  Abbott Laboratories.......................................       24,458       1,184,684
  *Aetna, Inc. .............................................       41,179       1,690,913
  American Home Products Corp. .............................      107,892       6,856,537
  Baxter International, Inc. ...............................       40,460       3,573,124
  Bristol-Myers Squibb Co. .................................       31,469       2,326,739
  Eli Lilly & Co. ..........................................       11,869       1,104,559
  HCA - The Healthcare Co. .................................       47,923       2,109,091
  Johnson & Johnson.........................................       31,469       3,306,212
  *Tenet Healthcare Corp. ..................................       39,471       1,753,993
                                                                             ------------
                                                                               23,905,852
                                                                             ------------
Electronics -- 4.9%
  *Agilent Technologies, Inc. ..............................       37,313       2,042,887
  General Electric Co. .....................................       60,240       2,887,755
  Motorola, Inc. ...........................................      148,352       3,004,128
  Philips Electronics NV....................................       59,305       2,149,806
  Texas Instruments, Inc. ..................................       53,946       2,555,692
                                                                             ------------
                                                                               12,640,268
                                                                             ------------
Energy -- 3.8%
  Chevron Corp. ............................................       37,403       3,158,216
  *NRG Energy, Inc. ........................................       36,954       1,027,783
  Royal Dutch Petroleum Co. ................................       46,898       2,840,260
  Williams Cos., Inc. ......................................       70,130       2,800,817
                                                                             ------------
                                                                                9,827,076
                                                                             ------------
Entertainment -- 0.7%
  Walt Disney Co. ..........................................       62,937       1,821,239
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance -- 3.6%
  American Express Co. .....................................       63,387    $  3,482,323
  Citigroup, Inc. ..........................................      113,287       5,784,717
                                                                             ------------
                                                                                9,267,040
                                                                             ------------
Food & Food Distributors -- 5.0%
  *Kroger Co. ..............................................      187,912       5,085,368
  McCormick & Co., Inc. ....................................       79,930       2,882,476
  Ralston Purina Group......................................       53,946       1,409,339
  Sara Lee Corp. ...........................................      139,361       3,423,055
                                                                             ------------
                                                                               12,800,238
                                                                             ------------
Hotel/Restaurants -- 0.5%
  Marriott International, Inc., Class A.....................       28,000       1,183,000
                                                                             ------------
Industrial Diversified -- 0.7%
  Martin Marietta Materials, Inc. ..........................          720          30,456
  Parker-Hannifin Corp. ....................................       40,460       1,785,297
                                                                             ------------
                                                                                1,815,753
                                                                             ------------
Insurance -- 6.3%
  American General Corp. ...................................       50,000       4,075,000
  American International Group, Inc. .......................       68,500       6,751,531
  Aon Corp. ................................................       53,946       1,847,650
  Chubb Corp. ..............................................       12,228       1,057,722
  Jefferson-Pilot Corp. ....................................       31,469       2,352,308
                                                                             ------------
                                                                               16,084,211
                                                                             ------------
Machinery & Heavy Equipment -- 1.3%
  Caterpillar, Inc. ........................................       70,580       3,339,316
                                                                             ------------
Manufacturing -- 0.5%
  Tyco International Ltd. ..................................       22,478       1,247,529
                                                                             ------------
Oil & Gas -- 10.4%
  Burlington Resources, Inc. ...............................      122,008       6,161,404
  Conoco, Inc., Class B.....................................      147,477       4,267,616
  Exxon Mobil Corp. ........................................       89,381       7,770,561
  *Global Marine, Inc. .....................................       51,519       1,461,852
  KeySpan Corp. ............................................       53,137       2,251,680
  *Ocean Energy, Inc. ......................................      125,874       2,187,061
  Santa Fe International Corp. .............................       60,240       1,931,445
  Transocean Sedco Forex, Inc. .............................       20,187         928,602
                                                                             ------------
                                                                               26,960,221
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Equipment & Services -- 2.5%
  Halliburton Co. ..........................................       88,742    $  3,216,897
  Schlumberger Ltd. ........................................       38,842       3,104,932
                                                                             ------------
                                                                                6,321,829
                                                                             ------------
Paper & Forest Products -- 1.5%
  International Paper Co. ..................................       92,428       3,772,218
                                                                             ------------
Railroads -- 1.0%
  Union Pacific Corp., Series A.............................       49,451       2,509,638
                                                                             ------------
Real Estate -- 0.8%
  Weyerhaeuser Co. .........................................       38,212       1,939,259
                                                                             ------------
Semiconductors -- 0.2%
  Intel Corp. ..............................................       17,982         543,956
                                                                             ------------
Software -- 0.2%
  *BMC Software, Inc. ......................................       26,254         367,556
  *Network Associates, Inc. ................................       47,023         196,909
                                                                             ------------
                                                                                  564,465
                                                                             ------------
Tobacco -- 1.0%
  Philip Morris Cos., Inc. .................................       61,139       2,690,116
                                                                             ------------
Utilities -- 3.0%
  Duke Power Co. ...........................................       62,424       5,321,646
  Enron Corp. ..............................................       30,000       2,493,750
                                                                             ------------
                                                                                7,815,396
                                                                             ------------
    TOTAL COMMON STOCK (COST $180,858,088)..................                  224,949,792
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE         OR PAR          VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 8.2%
  Duke Power Co., 6.50%.....................................    01/08/2001    $ 1,000,000    $    998,736
  Transamerica Corp., 6.60%.................................    01/17/2001     10,000,000       9,970,667
  UBS Securities Funding, Inc., 6.56%.......................    01/03/2001     10,000,000       9,996,355
                                                                                             ------------
    TOTAL COMMERCIAL PAPER (COST $20,965,758)...............                                   20,965,758
                                                                                             ------------

SHORT TERM INVESTMENTS -- 3.5%
  Provident Institutional Funds -- TempCash.................................    8,978,422       8,978,422
                                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $8,978,422)..........................                    8,978,422
                                                                                             ------------
    TOTAL INVESTMENTS -- 99.3% (COST $210,802,268)..........................                  254,893,972
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%...............................                    1,765,980
                                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $19.18 per share based on 13,379,619 shares
    of capital stock outstanding)...........................................                 $256,659,952
                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($256,659,952/13,379,619 shares outstanding)..............................                 $      19.18
                                                                                             ============

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

                                                                 MATURITY
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 90.6%
Automobiles -- 7.3%
  DaimlerChrysler, 6.64%....................................    01/16/2001    $4,000,000    $ 3,988,933
  General Motors Acceptance Corp., 6.60%....................    01/04/2001     4,000,000      3,997,800
                                                                                            -----------
                                                                                              7,986,733
                                                                                            -----------
Communications -- 4.6%
  Motorola, Inc., 6.43%.....................................    02/12/2001     5,050,000      5,012,117
                                                                                            -----------
Finance -- 59.8%
  American Express Credit Corp., 6.52%......................    01/22/2001     4,900,000      4,881,364
  American General Finance Corp., 6.56%.....................    01/17/2001     5,100,000      5,085,131
  Caterpillar Financial Services, 6.55%.....................    01/03/2001     5,050,000      5,048,162
  Ford Motor Credit Co., 6.49%..............................    01/26/2001     5,050,000      5,027,240
  Household Finance Corp., 6.56%............................    01/19/2001     4,500,000      4,485,240
  International Lease Finance Corp., 6.51%..................    01/08/2001     3,000,000      2,996,202
  Merrill Lynch & Co., Inc., 6.50%..........................    01/23/2001     5,000,000      4,980,139
  Morgan Stanley Group, Inc., 6.50%.........................    01/25/2001     3,000,000      2,987,000
  National City Credit Corp., 6.53%.........................    01/12/2001     4,000,000      3,992,019
  Paccar Financial Corp., 6.50%.............................    01/18/2001     5,050,000      5,034,499
  Prudential Funding Corp., 6.40%...........................    01/25/2001     5,050,000      5,028,453
  Smith Barney Capital Corp., 6.60%.........................    01/05/2001     5,500,000      5,495,967
  Transamerica Financial Corp., 6.43%.......................    02/14/2001     5,050,000      5,010,313
  Wells Fargo & Co., 6.40%..................................    01/29/2001     5,000,000      4,975,111
                                                                                            -----------
                                                                                             65,026,840
                                                                                            -----------
Foods -- 2.7%
  Heinz (H.J) Co., 6.45%....................................    02/05/2001     3,000,000      2,981,187
                                                                                            -----------
Oil -- 3.3%
  Texaco, Inc., 6.53%.......................................    01/11/2001     3,600,000      3,593,470
                                                                                            -----------
Photo Equipment and Supplies -- 3.7%
  Eastman Kodak Co., 6.54%..................................    01/24/2001     4,070,000      4,052,994
                                                                                            -----------
Utilities - Electric -- 9.2%
  Duke Power Co., 6.50%.....................................    01/09/2001     5,000,000      4,992,778
  Virginia Electric, 6.57%..................................    01/10/2001     5,000,000      4,991,788
                                                                                            -----------
                                                                                              9,984,566
                                                                                            -----------
    TOTAL COMMERCIAL PAPER (COST $98,637,907)...............                                 98,637,907
                                                                                            -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES          VALUE
-----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 9.9%
  Provident Institutional Funds.............................   10,782,661    $ 10,782,661
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $10,782,661).........                   10,782,661
                                                                             ------------
    TOTAL INVESTMENTS -- 100.5% (COST $109,420,568).........                  109,420,568
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5)%.............                     (589,756)
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $1.00 per share based on 108,830,877 shares
    of capital stock outstanding)...........................                 $108,830,812
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($108,830,812/108,830,877 shares outstanding).............                 $       1.00
                                                                             ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.,
The Bond Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 15.1%
  U.S. Treasury Bonds, 7.25%................................    05/15/2016   $1,500,000    $ 1,765,878
  U.S. Treasury Bonds, 6.25%................................    08/15/2023    1,000,000      1,081,464
  U.S. Treasury Bonds, 6.00%................................    02/15/2026    1,500,000      1,580,479
  U.S. Treasury Bonds, 5.25%................................    02/15/2029    1,500,000      1,440,232
                                                                                           -----------
    TOTAL U.S. TREASURY BONDS (COST $5,645,290).............                                 5,868,053
                                                                                           -----------
U.S. TREASURY NOTES -- 13.8%
  U.S. Treasury Notes, 4.25%................................    11/15/2003      500,000        488,040
  U.S. Treasury Notes, 5.88%................................    11/15/2004    1,000,000      1,026,074
  U.S. Treasury Notes, 4.75%................................    11/15/2008    1,000,000        972,695
  U.S. Treasury Notes, 5.75%................................    08/15/2010    2,750,000      2,882,127
                                                                                           -----------
    TOTAL U.S. TREASURY NOTES (COST $5,176,831).............                                 5,368,936
                                                                                           -----------
AGENCY OBLIGATIONS -- 28.4%
  Federal Home Loan Mortgage Corp., 5.00%...................    01/15/2004    1,500,000      1,474,161
  Federal Home Loan Mortgage Corp., 8.00%...................    11/01/2008      172,763        178,594
  Federal Home Loan Mortgage Corp., 8.00%...................    03/01/2017       13,419         13,872
  Federal National Mortgage Association, 7.50%..............    05/01/2015    2,000,000      2,040,625
  Federal National Mortgage Association, 10.50%.............    11/01/2017      275,398        294,848
  Federal National Mortgage Association, 8.00%..............    03/01/2022      374,422        383,080
  Federal National Mortgage Association, 8.00%..............    06/01/2023    1,416,804      1,449,568
  Federal National Mortgage Association, 7.50%..............    03/01/2026      314,105        318,424
  Federal National Mortgage Association, 8.50%..............    04/01/2028      738,973        759,526
  Federal National Mortgage Association, 7.00%..............    09/01/2028      764,281        764,998
  Federal National Mortgage Association, 7.00%..............    11/01/2028      282,715        282,980
  Government National Mortgage Association, 7.00%...........    04/15/2009      366,450        372,405
  Government National Mortgage Association, 7.50%...........    06/15/2023    1,025,937      1,042,929
  Government National Mortgage Association, 7.50%...........    09/15/2023    1,196,145      1,215,957
  Government National Mortgage Association, 7.50%...........    11/15/2030      500,001        508,282
                                                                                           -----------
    TOTAL AGENCY OBLIGATIONS (COST $11,040,841).............                                11,100,249
                                                                                           -----------
CORPORATE BONDS -- 36.3%
Automobiles -- 2.5%
  DaimlerChrysler NA Holdings, 8.00%........................    06/15/2010      500,000        504,403
  Ford Motor Co., 7.45%.....................................    07/16/2031      500,000        470,299
                                                                                           -----------
                                                                                               974,702
                                                                                           -----------
Banks -- 4.0%
  Bank of America Corp., 7.13%..............................    09/15/2006    1,000,000      1,024,073
  Bank One Corp., 7.88%.....................................    08/01/2010      500,000        520,851
                                                                                           -----------
                                                                                             1,544,924
                                                                                           -----------
Broker -- 1.4%
  Goldman Sachs, 7.80%......................................    01/28/2010      500,000        525,809
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.,
The Bond Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Communications -- 8.9%
  British Telephone Plc, 8.13%..............................    12/15/2010   $1,000,000    $ 1,013,525
  MCI WorldCom, Inc., 6.40%.................................    08/15/2005    1,000,000        962,509
  Telefonica Europe BV, 8.25%...............................    09/15/2030      500,000        505,177
  Qwest Corp., 7.63%........................................    06/09/2003    1,000,000      1,016,889
                                                                                           -----------
                                                                                             3,498,100
                                                                                           -----------
Computers -- 3.9%
  Electronic Data Systems, 6.85%............................    10/15/2004    1,000,000      1,019,324
  Sun Microsystems, Inc., 7.00%.............................    08/15/2002      500,000        504,309
                                                                                           -----------
                                                                                             1,523,633
                                                                                           -----------
Consumer Products -- 1.9%
  Fortune Brands, Inc., 7.13%...............................    11/01/2004      750,000        752,468
                                                                                           -----------
Consumer Services -- 0.6%
  Service Corp. International, 6.75%........................    06/01/2001      250,000        238,750
                                                                                           -----------
Energy -- 2.6%
  Edison Mission Energy, 7.73%..............................    06/15/2009      500,000        459,617
  Emerson Electric Co., 7.88%...............................    06/01/2005      500,000        537,053
                                                                                           -----------
                                                                                               996,670
                                                                                           -----------
Food & Food Distributors -- 4.7%
  Anheuser Busch, 7.50%.....................................    03/15/2012    1,000,000      1,091,327
  Safeway, Inc., 7.00%......................................    09/15/2002      750,000        755,552
                                                                                           -----------
                                                                                             1,846,879
                                                                                           -----------
Manufacturing -- 2.6%
  FMC Corp., 7.13%..........................................    11/25/2002    1,000,000      1,002,069
                                                                                           -----------
Oil & Gas -- 1.3%
  KN Energy, Inc., 6.45%....................................    03/01/2003      500,000        498,796
                                                                                           -----------
Real Estate -- 1.9%
  Simon Property Group LP, Inc., 6.63%......................    06/15/2003      750,000        742,430
                                                                                           -----------
    TOTAL CORPORATE BONDS (COST $13,857,476)................                                14,145,230
                                                                                           -----------
COMMERCIAL PAPER -- 2.6%
  American Express Credit Corp., 6.45%......................    01/02/2001    1,000,000        999,821
                                                                                           -----------
    TOTAL COMMERCIAL PAPER (COST $999,821)..................                                   999,821
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

                                                               SHARES         VALUE
--------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.6%
  Provident Institutional Funds -- TempCash.................  1,419,480    $ 1,419,480
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,419,480)..........                 1,419,480
                                                                           -----------
    TOTAL INVESTMENTS -- 99.8% (COST $38,139,174)...........                38,901,769
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%...............                    80,098
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.92 per share based on 3,570,351 shares
    of capital stock outstanding)...........................               $38,981,867
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($38,981,867/3,570,351 shares outstanding)................               $     10.92
                                                                           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK -- 50.6%
Aerospace & Defense -- 1.7%
  Boeing Co. ...............................................    3,000     $   198,000
  General Dynamics Corp. ...................................    5,600         436,800
  Raytheon Co., Class B.....................................    8,600         267,137
  United Technologies Corp. ................................    3,900         306,637
                                                                          -----------
                                                                            1,208,574
                                                                          -----------
Automobiles -- 0.7%
  Ford Motor Co. ...........................................    20,000        468,750
                                                                          -----------
Automotive & Equipment -- 0.0%
  Visteon Corp. ............................................    2,094          24,081
                                                                          -----------
Banks -- 3.2%
  Bank of New York Co., Inc. ...............................    18,000        993,375
  Bank One Corp. ...........................................    3,900         142,837
  Firstar Corp. ............................................    14,600        339,450
  Wells Fargo Co. ..........................................    14,000        779,625
                                                                          -----------
                                                                            2,255,287
                                                                          -----------
Beverages -- 1.4%
  Pepsico, Inc. ............................................    20,000        991,250
                                                                          -----------
Broadcasting & Publishing -- 1.2%
  McGraw-Hill, Inc. ........................................    14,200        832,475
                                                                          -----------
Building & Building Supplies -- 0.0%
  Vulcan Materials Co. .....................................      360          17,235
                                                                          -----------
Business & Consumer Services -- 1.5%
  Automatic Data Processing, Inc. ..........................    8,500         538,156
  Convergys Corp. ..........................................    1,200          54,375
  Electronic Data Systems Corp. ............................    4,800         277,200
  Omnicom Group, Inc. ......................................    3,400         281,775
                                                                          -----------
                                                                            1,151,506
                                                                          -----------
Business Equipment -- 0.1%
  *Lexmark International Group, Inc., Class A ..............    1,500          66,469
                                                                          -----------
Chemicals & Allied Products -- 1.3%
  Du Pont (E.I.) de Nemours & Co. ..........................    3,600         173,925
  Engelhard Corp. ..........................................    14,600        297,475
  Pharmacia Corp. ..........................................    7,000         427,000
                                                                          -----------
                                                                              898,400
                                                                          -----------
Communications -- 3.5%
  ALLTEL Corp. .............................................    6,200         387,112
  AT&T Corp. ...............................................    10,000        173,125
  *Avaya, Inc. .............................................      625           6,445

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  BellSouth Corp............................................    10,000    $   409,375
  Lucent Technologies, Inc. ................................    7,500         101,250
  Nortel Networks Corp. ....................................      600          19,237
  SBC Communications, Inc. .................................    8,422         402,150
  Verizon Communications....................................    19,520        978,440
                                                                          -----------
                                                                            2,477,134
                                                                          -----------
Computers -- 0.8%
  Hewlett Packard Co. ......................................    6,800         214,625
  International Business Machines Corp. ....................    4,000         340,000
                                                                          -----------
                                                                              554,625
                                                                          -----------
Consumer Products -- 1.3%
  Kimberly-Clark Corp.......................................    13,000        918,970
                                                                          -----------
Cosmetics and Toiletries -- 0.6%
  Gillette Co. .............................................    12,000        433,500
                                                                          -----------
Drugs & Health Care -- 5.2%
  Abbott Laboratories.......................................    4,100         198,594
  *Aetna, Inc. .............................................    5,000         205,312
  American Home Products Corp. .............................    16,000      1,016,800
  Baxter International, Inc. ...............................    5,500         485,719
  Bristol-Myers Squibb Co. .................................    6,000         443,625
  Eli Lilly & Co. ..........................................    2,200         204,737
  HCA - The Healthcare Co. .................................    9,000         396,090
  Johnson & Johnson.........................................    5,000         525,313
  *Tenet Healthcare Corp. ..................................    6,500         288,844
                                                                          -----------
                                                                            3,765,034
                                                                          -----------
Electronic Instruments -- 0.4%
  Analog Devices, Inc. .....................................    5,800         296,888
                                                                          -----------
Electronics -- 4.0%
  *Agilent Technologies, Inc. ..............................    10,500        574,875
  General Electric Co. .....................................    9,500         455,406
  Motorola, Inc. ...........................................    27,000        546,750
  Philips Electronics NV....................................    11,155        404,369
  Sony Corp., ADR...........................................    3,600         251,100
  *Teradyne, Inc. ..........................................    5,300         197,425
  Texas Instruments, Inc. ..................................    9,500         450,063
                                                                          -----------
                                                                            2,879,988
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy -- 2.4%
  Chevron Corp. ............................................    5,100     $   430,631
  *NRG Energy, Inc. ........................................    11,500        319,844
  Royal Dutch Petroleum Co. ................................    8,000         484,500
  Williams Cos., Inc. ......................................    11,300        451,294
                                                                          -----------
                                                                            1,686,269
                                                                          -----------
Entertainment -- 0.4%
  Walt Disney Co. ..........................................    9,000         260,438
                                                                          -----------
Finance -- 2.1%
  American Express Co. .....................................    10,100        554,869
  Citigroup, Inc. ..........................................    18,000        919,125
                                                                          -----------
                                                                            1,473,994
                                                                          -----------
Food & Food Distributors -- 2.0%
  *Kroger Co. ..............................................    30,400        822,700
  McCormick & Co., Inc. ....................................    11,000        396,688
  Ralston Purina Group......................................    8,500         222,063
                                                                          -----------
                                                                            1,441,451
                                                                          -----------
Hotel/Restaurants -- 0.3%
  Marriott International, Inc., Class A.....................    4,500         190,125
                                                                          -----------
Industrial Diversified -- 0.4%
  Parker-Hannifin Corp. ....................................    6,400         282,400
                                                                          -----------
Insurance -- 2.9%
  American General Corp. ...................................    7,200         586,800
  American International Group, Inc. .......................    10,843      1,068,713
  Aon Corp. ................................................    7,000         239,750
  Chubb Corp. ..............................................    2,100         181,650
                                                                          -----------
                                                                            2,076,913
                                                                          -----------
Machinery & Heavy Equipment -- 0.4%
  Caterpillar, Inc. ........................................    5,900         279,144
                                                                          -----------
Manufacturing -- 0.3%
  Tyco International Ltd. ..................................    3,500         194,250
                                                                          -----------
Oil & Gas -- 5.5%
  Burlington Resources, Inc. ...............................    19,000        959,500
  Conoco, Inc., Class B.....................................    18,495        535,199
  Exxon Mobil Corp. ........................................    15,081      1,311,104
  *Global Marine, Inc. .....................................    8,200         232,675
  KeySpan Corp. ............................................    6,700         283,913

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas (Continued)
  *Ocean Energy, Inc. ......................................    13,000    $   225,875
  Santa Fe International Corp. .............................    10,100        323,831
  Transocean Sedco Forex, Inc. .............................    3,248         149,408
                                                                          -----------
                                                                            4,021,505
                                                                          -----------
Oil Equipment & Services -- 1.4%
  Halliburton Co. ..........................................    13,900        503,875
  Schlumberger Ltd. ........................................    5,900         471,631
                                                                          -----------
                                                                              975,506
                                                                          -----------
Paper & Forest Products -- 0.8%
  International Paper Co. ..................................    14,200        579,538
                                                                          -----------
Railroads -- 0.6%
  Union Pacific Corp., Series A.............................    7,800         395,850
                                                                          -----------
Real Estate -- 0.6%
  Weyerhaeuser Co. .........................................    8,000         406,000
                                                                          -----------
Semiconductors -- 1.2%
  *Applied Materials, Inc. .................................    6,763         258,262
  Intel Corp. ..............................................    5,000         151,250
  *LSI Logic Corp. .........................................    8,400         143,556
  *National Semiconductor Corp. ............................    4,300          86,538
  *Novellus Systems, Inc. ..................................    6,300         226,406
                                                                          -----------
                                                                              866,012
                                                                          -----------
Software -- 0.6%
  *BMC Software, Inc. ......................................    6,100          85,400
  *Microsoft Corp. .........................................    4,000         174,000
  *Network Associates, Inc. ................................    10,200         42,713
  *Wind River Systems, Inc. ................................    4,640         158,340
                                                                          -----------
                                                                              460,453
                                                                          -----------
Utilities -- 1.8%
  Duke Power Co. ...........................................    10,500        895,125
  Enron Corp. ..............................................    5,000         415,625
                                                                          -----------
                                                                            1,310,750
                                                                          -----------
    TOTAL COMMON STOCK (COST $29,153,829)...................               36,140,764
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

                                                               MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE          PAR
--------------------------------------------------------------------------------------       VALUE
U.S. TREASURY NOTES -- 8.7%
  U.S. Treasury Notes, 4.25%................................  11/15/2003    $  500,000    $   488,040
  U.S. Treasury Notes, 5.88%................................  11/15/2004       500,000        513,037
  U.S. Treasury Notes, 5.75%................................  08/15/2010     5,000,000      5,240,230
                                                                                          -----------
    TOTAL U.S. TREASURY NOTES (COST $5,953,253).............                                6,241,307
                                                                                          -----------
U.S. TREASURY BONDS -- 4.9%
  U.S. Treasury Bonds, 7.25%................................  05/15/2016     2,500,000      2,943,130
  U.S. Treasury Bonds, 6.25%................................  08/15/2023       500,000        540,732
                                                                                          -----------
    TOTAL U.S. TREASURY BONDS (COST $3,330,766).............                                3,483,862
                                                                                          -----------
AGENCY OBLIGATIONS -- 18.2%
  Federal Home Loan Mortgage Corp., 5.00%...................  01/15/2004     1,000,000        982,774
  Federal Home Loan Mortgage Corp., 9.00%...................  08/01/2004       369,076        381,648
  Federal Home Loan Mortgage Corp., 9.00%...................  12/01/2004       367,610        380,131
  Federal Home Loan Mortgage Corp., 9.50%...................  08/01/2005       334,873        351,512
  Federal Home Loan Mortgage Corp., 9.50%...................  03/01/2006        63,180         66,003
  Federal Home Loan Mortgage Corp., 8.00%...................  11/01/2008       172,763        178,594
  Federal National Mortgage Association, 7.00%..............  03/01/2008       189,038        190,987
  Federal National Mortgage Association, 7.75%..............  03/01/2008        97,261         99,054
  Federal National Mortgage Association, 7.75%..............  05/01/2008        63,657         64,831
  Federal National Mortgage Association, 7.50%..............  05/01/2015     1,499,999      1,530,468
  Federal National Mortgage Association, 10.50%.............  03/01/2018       268,143        287,080
  Federal National Mortgage Association, 8.00%..............  06/01/2023     1,687,048      1,726,061
  Federal National Mortgage Association, 8.50%..............  10/01/2026       625,168        642,555
  Federal National Mortgage Association, 8.00%..............  10/01/2027       434,459        444,506
  Federal National Mortgage Association, 8.00%..............  01/01/2028       496,236        507,712
  Federal National Mortgage Association, 7.50%..............  05/01/2028       372,149        377,266
  Federal National Mortgage Association, 7.00%..............  01/01/2030       942,929        943,813
  Government National Mortgage Association, 8.00%...........  03/15/2007       111,839        115,579
  Government National Mortgage Association, 7.50%...........  11/15/2007       445,178        452,829
  Government National Mortgage Association, 8.00%...........  08/15/2008       258,444        267,085
  Government National Mortgage Association, 6.50%...........  10/15/2008       928,361        933,003
  Government National Mortgage Association, 7.50%...........  09/15/2015     1,043,578      1,069,994
  Government National Mortgage Association, 7.50%...........  06/15/2023     1,025,937      1,042,929
                                                                                          -----------
    TOTAL AGENCY OBLIGATIONS (COST $12,880,622).............                               13,036,414
                                                                                          -----------
CORPORATE BONDS -- 13.4%
Automobiles -- 2.0%
  DaimlerChrysler NA Holdings, 8.00%........................  06/15/2010       500,000        504,403
  Ford Motor Co., 7.45%.....................................  07/16/2031     1,000,000        940,599
                                                                                          -----------
                                                                                            1,445,002
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

                                                               MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE          PAR
--------------------------------------------------------------------------------------       VALUE
CORPORATE BONDS (CONTINUED)
Banks -- 1.1%
  Bank of America Corp., 7.13%..............................  09/15/2006    $  750,000    $   768,055
                                                                                          -----------
Broker -- 0.7%
  Goldman Sachs, 7.80%......................................  01/28/2010       500,000        525,809
                                                                                          -----------
Communications -- 2.8%
  British Telephone PLC, 8.13%..............................  12/15/2010     1,000,000      1,013,525
  MCI WorldCom, Inc., 6.40%.................................  08/15/2005       500,000        481,255
  Qwest Corp., 7.63%........................................  06/09/2003       500,000        508,445
                                                                                          -----------
                                                                                            2,003,225
                                                                                          -----------
Computers -- 1.8%
  Electronic Data Systems, 6.85%............................  10/15/2004     1,000,000      1,019,324
  Sun Microsystems, Inc., 7.00%.............................  08/15/2002       250,000        252,154
                                                                                          -----------
                                                                                            1,271,478
                                                                                          -----------
Consumer Products -- 0.7%
  Fortune Brands, Inc., 7.13%...............................  11/01/2004       500,000        501,646
                                                                                          -----------
Consumer Services -- 0.7%
  Service Corp. International, 6.75%........................  06/01/2001       500,000        477,500
                                                                                          -----------
Food & Food Distributors -- 1.5%
  Anheuser Busch, 7.50%.....................................  03/15/2012     1,000,000      1,091,327
                                                                                          -----------
Manufacturing -- 1.4%
  FMC Corp., 7.13%..........................................  11/25/2002     1,000,000      1,002,069
                                                                                          -----------
Real Estate -- 0.7%
  Simon Property Group LP, Inc., 6.63%......................  06/15/2003       500,000        494,953
                                                                                          -----------
    TOTAL CORPORATE BONDS (COST $9,305,818).................                                9,581,064
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES         VALUE
--------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.7%
  Provident Institutional Funds -- TempCash.................  2,654,272    $ 2,654,272
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $2,654,272)..........                 2,654,272
                                                                           -----------
    TOTAL INVESTMENTS -- 99.5% (COST $63,278,560)...........                71,137,683
    OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...........                   383,029
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $16.79 per share based on 4,260,316 shares
    of capital stock outstanding)...........................               $71,520,712
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($71,520,712/4,260,316 shares outstanding)................               $     16.79
                                                                           ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK -- 92.4%
Aerospace & Defense -- 1.0%
  AAR Corp. ................................................        74,634    $    942,254
                                                                              ------------
Air Transport -- 0.6%
  *EGL, Inc.................................................        25,800         617,587
                                                                              ------------
Banks -- 1.9%
  Cullen Frost Bankers, Inc. ...............................        14,743         616,442
  Wilmington Trust Corp.  ..................................        20,271       1,258,069
                                                                              ------------
                                                                                 1,874,511
                                                                              ------------
Beverages -- 0.9%
  *Robert Mondavi Corp., Class A............................        15,664         847,814
                                                                              ------------
Broadcasting & Publishing -- 0.8%
  *Hungry Minds, Inc. ......................................        24,878         158,597
  Meredith Corp. ...........................................        19,350         622,828
                                                                              ------------
                                                                                   781,425
                                                                              ------------
Building - Maintenance & Service -- 0.8%
  American Building Maintenance Industries..................        24,878         761,889
                                                                              ------------
Business & Consumer Services -- 10.6%
  *Acxiom Corp. ............................................        51,599       2,009,136
  *Affiliated Computer Services, Inc. ......................        44,500       2,700,594
  *American Management Systems, Inc. .......................        50,677       1,004,038
  *BISYS Group, Inc. .......................................        30,407       1,584,965
  *C-COR.Net Corp. .........................................        37,910         368,438
  *Caci International, Inc. ................................        31,328         721,033
  Catalina Marketing Corp. .................................        15,664         609,917
  *Healthcare Services Group................................        49,756         317,194
  *Plexus Corp. ............................................        10,000         303,906
  *Ticketmaster Online-CitySearch, Inc. ....................        14,743         123,473
  Unifirst Corp. ...........................................        78,319         802,770
                                                                              ------------
                                                                                10,545,464
                                                                              ------------
Chemicals & Allied Products -- 4.2%
  Cambrex Corp. ............................................        61,734       2,793,463
  Engelhard Corp. ..........................................        67,263       1,370,484
                                                                              ------------
                                                                                 4,163,947
                                                                              ------------
Communications -- 4.5%
  Aeroflex, Inc. ...........................................        15,000         432,422
  *Tekelec, Inc. ...........................................        14,743         442,290
  True North Communications, Inc. ..........................        30,407       1,292,297
  *West TeleServices Corp. .................................        80,000       2,250,000
                                                                              ------------
                                                                                 4,417,009
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 4.3%
  *Actel Corp. .............................................        40,000    $    967,500
  *Black Box Corp. .........................................        25,000       1,207,812
  *Ciber, Inc...............................................        74,634         363,841
  *Kronos, Inc. ............................................        40,542       1,254,268
  *Silicon Storage Technology, Inc. ........................        35,000         413,437
                                                                              ------------
                                                                                 4,206,858
                                                                              ------------
Cosmetics and Toiletries -- 0.7%
  Alberto-Culver Co., Class A...............................        19,902         725,179
                                                                              ------------
Data Processing -- 1.1%
  National Data Corp. ......................................        30,000       1,098,750
                                                                              ------------
Drugs & Health Care -- 3.2%
  Alpharma, Inc., Class A...................................        44,000       1,930,500
  *Watson Pharmaceuticals, Inc. ............................        24,878       1,273,443
                                                                              ------------
                                                                                 3,203,943
                                                                              ------------
Electrical Equipment -- 0.5%
  C & D Technology, Inc. ...................................        12,000         518,250
                                                                              ------------
Electronics -- 9.2%
  *APW Ltd. ................................................        75,000       2,531,250
  *Cable Design Technologies, Inc. .........................        62,656       1,053,404
  CTS Corp. ................................................        61,734       2,249,433
  *Gentex Corp. ............................................        25,000         465,625
  Harman International Industries, Inc......................        76,477       2,791,410
                                                                              ------------
                                                                                 9,091,122
                                                                              ------------
Environmental Control -- 1.1%
  *Tetra Technologies, Inc. ................................        69,105       1,071,127
                                                                              ------------
Finance - Investment & Other -- 2.6%
  Waddell & Reed Financial, Inc. ...........................        43,306       1,629,388
  Waddell & Reed Financial, Inc., Class B...................        23,957         898,388
                                                                              ------------
                                                                                 2,527,776
                                                                              ------------
Food & Food Distributors -- 5.4%
  McCormick & Co., Inc. ....................................        15,204         548,294
  Sensient Technologies Corp. ..............................        67,263       1,530,233
  *Smart & Final, Inc. .....................................        47,913         407,261
  Tootsie Roll Industries, Inc. ............................        10,000         460,625
  *Whole Foods Market, Inc. ................................        38,699       2,365,476
                                                                              ------------
                                                                                 5,311,889
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 2.2%
  Enhance Financial Services Group, Inc. ...................        23,035    $    355,603
  HCC Insurance Holdings, Inc. .............................        69,105       1,861,516
                                                                              ------------
                                                                                 2,217,119
                                                                              ------------
Manufacturing -- 6.9%
  AptarGroup, Inc. .........................................        78,319       2,300,621
  *Brooks Automation, Inc. .................................         8,000         224,500
  Donaldson Co., Inc. ......................................        72,791       2,024,500
  *Gardner Denver Machinery, Inc. ..........................        23,957         510,284
  Robbins & Myers, Inc. ....................................        19,350         466,819
  Teleflex, Inc. ...........................................        30,407       1,343,609
                                                                              ------------
                                                                                 6,870,333
                                                                              ------------
Medical & Medical Services -- 5.7%
  *Cell Therapeutics, Inc. .................................        14,743         664,356
  *Colorado Medtech, Inc. ..................................        74,634         237,896
  *Covance, Inc. ...........................................        46,070         495,253
  *Diversa Corp. ...........................................        14,207         254,838
  Omnicare, Inc. ...........................................        56,199       1,215,303
  *Orthodontic Centers of America, Inc. ....................        76,477       2,389,906
  *Regeneron Pharmaceuticals, Inc. .........................        15,664         552,401
                                                                              ------------
                                                                                 5,809,953
                                                                              ------------
Medical Equipment & Supplies -- 2.1%
  Diagnostic Products Corp. ................................         5,529         302,022
  Invacare Corp. ...........................................        20,271         694,282
  Mentor Corp. .............................................        20,271         395,285
  Minntech Corp. ...........................................        38,699         239,450
  *STARR Surgical Co. ......................................        38,699         486,156
                                                                              ------------
                                                                                 2,117,195
                                                                              ------------
Oil & Gas -- 1.5%
  Cabot Oil & Gas Corp. ....................................        29,878         931,820
  Cal Dive International, Inc. .............................        13,000         346,125
  *Newfield Exploration Co. ................................         5,000         237,188
                                                                              ------------
                                                                                 1,515,133
                                                                              ------------
Oil Equipment & Services -- 1.6%
  Carbo Ceramics, Inc. .....................................        24,878         931,370
  *Oceaneering International, Inc. .........................        31,328         608,938
                                                                              ------------
                                                                                 1,540,308
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Real Estate -- 3.1%
  Chateau Communities, Inc. ................................        64,498    $  1,963,158
  Liberty Property Trust....................................        38,699       1,105,340
                                                                              ------------
                                                                                 3,068,498
                                                                              ------------
Restaurants -- 3.6%
  Applebee's International, Inc. ...........................        24,878         782,102
  *Jack in the Box, Inc. ...................................        49,756       1,464,692
  *Papa John's International, Inc. .........................        24,000         534,000
  Ruby Tuesday, Inc. .......................................        49,756         758,779
                                                                              ------------
                                                                                 3,539,573
                                                                              ------------
Retail Merchandising -- 3.1%
  Casey's General Stores, Inc. .............................       102,276       1,527,748
  Claire's Stores, Inc. ....................................        24,878         446,249
  Ethan Allen Interiors, Inc. ..............................        31,328       1,049,488
                                                                              ------------
                                                                                 3,023,485
                                                                              ------------
Semiconductors -- 4.7%
  *Alpha Industries, Inc. ..................................        31,328       1,159,136
  *Asyst Technologies, Inc. ................................        21,000         282,188
  *ATMI, Inc. ..............................................        56,000       1,092,000
  *C-Cube Microsystems, Inc. ...............................        14,743         181,523
  Dallas Semiconductor Corp. ...............................        74,000       1,896,250
                                                                              ------------
                                                                                 4,611,097
                                                                              ------------
Software -- 2.4%
  *AVT Corp. ...............................................        50,677         251,801
  *Commtouch Software Ltd. .................................        49,756         192,805
  *Filenet Corp. ...........................................        38,699       1,054,548
  *Wind River Systems, Inc. ................................        24,878         848,962
                                                                              ------------
                                                                                 2,348,116
                                                                              ------------
Transportation -- 2.1%
  *RailAmerica, Inc. .......................................        14,742         115,633
  USFreightways Corp. ......................................        66,341       1,995,413
                                                                              ------------
                                                                                 2,111,046
                                                                              ------------
    TOTAL COMMON STOCK (COST $80,999,183)...................                    91,478,650
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

                                                                              SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        MATURITY       OR PAR         VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 8.5%
  Morgan Stanley & Co., Inc., 6.60%.........................  01/04/2001    $4,000,000    $  3,997,800
  Salomon Bros., 6.57%......................................  01/02/2001     3,000,000       2,999,453
  Virginia Electric, 6.75%..................................  01/12/2001     1,401,000       1,398,110
                                                                                          ------------
    TOTAL COMMERCIAL PAPER (COST $8,395,363)................                                 8,395,363
                                                                                          ------------
SHORT TERM INVESTMENTS -- 1.1%
  Provident Institutional Funds -- TempCash.............................     1,119,634       1,119,634
                                                                                          ------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,119,634)......................                     1,119,634
                                                                                          ------------
    TOTAL INVESTMENTS -- 102.0% (COST $90,514,580)......................                   100,993,647
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.0%).........................                    (2,024,265)
                                                                                          ------------
NET ASSETS -- 100.0%
  (Equivalent to $27.71 per share based on 3,571,681 shares of capital
    stock outstanding)..................................................                  $ 98,969,382
                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($98,969,382/3,571,681 shares outstanding)............................                  $      27.71
                                                                                          ============

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK -- 96.7%
Australia --1.7%
  Goodman Fielder Ltd.......................................      386,870    $   270,853
  National Australia Bank Ltd...............................       64,912      1,039,120
                                                                             -----------
                                                                               1,309,973
                                                                             -----------
Austria -- 0.7%
  Bank Austria AG...........................................        9,310        512,201
                                                                             -----------
Belgium -- 1.0%
  Dexia Belgium.............................................        4,506        814,781
                                                                             -----------
Brazil -- 0.7%
  Petroleo Brasileiro SA ADR................................       12,200        286,420
  Telecomunicacoes Brasileiras SA ADR.......................        3,311        241,289
                                                                             -----------
                                                                                 527,709
                                                                             -----------
Denmark -- 0.2%
  Jyske Bank................................................        7,644        153,843
                                                                             -----------
Finland -- 0.5%
  Kesko Oyj.................................................       41,000        413,795
                                                                             -----------
France -- 9.9%
  Air France................................................       21,650        508,149
  Alstom SA.................................................       25,615        661,333
  Assurances Generales de France............................        8,278        575,109
  Banque Nationale de Paris.................................       12,000      1,053,383
  Bongrain..................................................        9,816        322,549
  Compagnie de Saint Gobain.................................        2,900        455,499
  Dexia Strips..............................................        4,510              0
  L'Air Liquide.............................................        7,049      1,051,584
  Michelin-(CGDE)...........................................       20,343        736,262
  Societe Generale..........................................       11,122        691,248
  Total Fina SA ADR.........................................       16,661      1,211,046
  Usinor Sacilor............................................       40,500        534,606
                                                                             -----------
                                                                               7,800,768
                                                                             -----------
Germany -- 7.9%
  Bayer AG..................................................       20,216      1,064,759
  Deutsche Lufthansa AG.....................................       28,250        715,838
  *Deutsche Post AG.........................................       24,700        531,270
  *Dresdner Bank AG.........................................       21,400        930,225
  Merck KGAA................................................       13,850        611,140
  Metallgesellschaft AG.....................................       27,665        329,858

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Germany (Continued)
  Veba AG...................................................       23,254    $ 1,414,705
  Volkswagen AG.............................................       11,520        609,993
                                                                             -----------
                                                                               6,207,788
                                                                             -----------
Greece -- 0.8%
  Hellenic Telecommunications...............................       83,755        607,224
                                                                             -----------
Hong Kong -- 1.3%
  *Asat Holdings Ltd........................................       11,100         55,500
  Hong Kong Electric........................................      252,233        931,333
                                                                             -----------
                                                                                 986,833
                                                                             -----------
India -- 0.3%
  Videsh Sanchar Nigam ADR..................................       16,500        211,622
                                                                             -----------
Ireland -- 1.4%
  Bank of Ireland...........................................      107,836      1,081,252
                                                                             -----------
Italy -- 6.3%
  Banca Popolare di Bergamo Credito Varesino SpA............       30,800        604,642
  Beni Stabili SpA..........................................       23,512         11,346
  ENI SpA...................................................      268,400      1,713,502
  *Finmeccanica SpA.........................................      718,400        820,150
  Istituto Bancario San Paolo di Torino SpA.................       34,912        564,418
  Telecom Italia SpA........................................      198,800      1,194,510
                                                                             -----------
                                                                               4,908,568
                                                                             -----------
Japan -- 19.2%
  77 Bank Ltd...............................................       95,000        541,550
  Aiful Corp................................................        7,550        616,826
  Canon, Inc................................................       31,000      1,085,814
  Credit Saison Co..........................................       65,500      1,402,342
  Dai-Tokyo Fire and Marine Insurance.......................      143,000        426,996
  Fuji Machine..............................................       21,000        562,697
  Honda Motor Co. Ltd.......................................       16,000        596,847
  Lawson, Inc...............................................        9,000        356,217
  Mabuchi Motors............................................        8,700        886,760
  *Marubeni Corp............................................      338,000        799,124
  Matsumotokiyoshi..........................................       18,600        511,418
  Mineba Co. Ltd............................................       81,000        750,420
  Murata Manufacturing Co. Ltd..............................        2,800        333,695
  Namco Ltd.................................................       19,500        358,581
  Nippon Express Co. Ltd....................................      195,000      1,178,196
  Nippon Telegraph & Telephone Corp.........................          220        158,546
  Nishimatsu Construction...................................       92,000        314,186

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Japan (Continued)
  Rinnai Corp...............................................       32,400    $   536,217
  Rohm Co. Ltd..............................................        3,200        608,336
  Sankyo Company Ltd........................................       23,000        551,839
  Sekisui Chemical Co.......................................       75,000        213,441
  Shin-Etsu Chemical Co. Ltd................................       18,000        693,520
  Shohkoh Fund & Co. Ltd....................................        1,850        191,156
  TDK Corp..................................................        7,200        701,086
  Yamanouchi Pharmaceuticals................................       16,000        692,119
                                                                             -----------
                                                                              15,067,929
                                                                             -----------
Korea -- 0.8%
  Korea Electric Power ADR..................................       26,400        270,600
  Pohang Iron & Steel Co. Ltd. ADR..........................       24,700        384,394
                                                                             -----------
                                                                                 654,994
                                                                             -----------
Mexico -- 0.3%
  Telefonos de Mexico SA ADR................................        5,016        226,347
                                                                             -----------
Netherlands -- 7.5%
  ABN Amro Holding..........................................       52,484      1,193,423
  Akzo Nobel N.V............................................       13,250        711,550
  Buhrmann N.V..............................................       12,143        325,481
  Fortis N.V................................................       35,550      1,154,806
  Hunter Douglas N.V........................................       20,458        560,840
  Stork N.V.................................................       41,069        514,741
  Vedior N.V................................................       43,933        530,014
  Wolters Klumer N.V........................................       32,601        888,834
                                                                             -----------
                                                                               5,879,689
                                                                             -----------
New Zealand -- 0.6%
  Telecom Corporation of New Zealand Ltd....................      224,179        477,148
                                                                             -----------
Portugal -- 1.1%
  Portugal Telecom SA.......................................       95,300        871,455
                                                                             -----------
Singapore -- 2.6%
  Creative Technology Ltd. ADR..............................       34,850        387,706
  Overseas Chinese Banking Corp.............................      136,000      1,011,747
  United Overseas Bank Ltd..................................       87,544        656,316
                                                                             -----------
                                                                               2,055,769
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Spain -- 4.0%
  Banco Popular Espanol SA..................................       19,400    $   675,723
  Endesa SA.................................................       80,636      1,374,039
  Repsol ADR................................................       66,350      1,069,894
                                                                             -----------
                                                                               3,119,656
                                                                             -----------
Sweden -- 1.4%
  Autoliv, Inc. SDR.........................................       42,850        672,119
  Investor AB-B Shares......................................       28,300        422,902
                                                                             -----------
                                                                               1,095,021
                                                                             -----------
Switzerland -- 8.3%
  Barry Callebaut AG - Registered Shares....................        4,018        595,076
  Clariant AG - Registered Shares...........................        2,420        867,646
  Forbo Holding AG - Registered Shares......................          774        348,670
  *Givaudan.................................................        2,100        555,292
  Novartis AG - Registered Shares...........................          645      1,140,342
  *Sulzer AG - Registered Shares............................          830        598,747
  Swisscom AG - Registered Shares...........................        1,750        455,184
  United Bank of Switzerland - Registered Shares............        8,340      1,361,265
  Zurich Financial Services - Registered Shares.............        1,040        627,016
                                                                             -----------
                                                                               6,549,238
                                                                             -----------
Taiwan -- 0.5%
  *Taiwan Semiconductor Manufacturing Company Ltd., ADR.....       22,500        388,125
                                                                             -----------
United Kingdom -- 17.7%
  Barclays Plc..............................................       33,673      1,042,231
  BOC Group Plc.............................................       45,060        684,549
  British Aerospace Plc.....................................      207,780      1,185,658
  Bunzl Plc.................................................      192,239      1,178,819
  Enterprise Oil Plc........................................       83,350        705,962
  Morgan Crucible Co. Plc...................................      193,681        857,836
  Powergen UK Plc...........................................      103,914        981,033
  Rexam Plc.................................................      240,950        809,845
  Rio Tinto Plc.............................................       49,103        864,064
  Royal & Sun Alliance Insurance Group......................      165,628      1,417,689
  Royal Bank of Scotland Group Plc..........................       22,583        533,680
  Safeway Plc...............................................      156,280        698,019
  Scottish and Southern Energy Plc..........................       54,450        504,292

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
United Kingdom (Continued)
  Unilever Plc..............................................      185,800    $ 1,590,350
  Wolseley Plc..............................................      139,739        960,214
                                                                             -----------
                                                                              14,014,241
                                                                             -----------
    TOTAL COMMON AND PREFERRED STOCK (COST $72,587,615).....                  75,935,969
                                                                             -----------
SHORT TERM INVESTMENTS -- 0.8%
  Provident Institutional Funds -- TempCash.................      610,219        610,219
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $610,219)............                     610,219
                                                                             -----------
    TOTAL INVESTMENTS -- 97.5% (COST $73,197,834)...........                  76,546,188
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.5%...............                   1,954,675
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $14.14 per share based on 5,549,801 shares
    of capital stock outstanding)...........................                 $78,500,863
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($78,500,863/5,549,801 shares outstanding)................                 $     14.14
                                                                             ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 98.3%
Aerospace & Defense -- 1.2%
  Boeing Co. ...............................................       27,200    $  1,795,200
  General Dynamics Corp. ...................................        6,100         475,800
  Goodrich (B.F.) Co. ......................................        3,000         109,125
  Lockheed Martin Corp. ....................................       13,100         444,745
  Northrop Grumman Holdings Corp. ..........................        2,200         182,600
  Raytheon Co., Class B.....................................       10,500         326,156
  United Technologies Corp. ................................       14,300       1,124,337
                                                                             ------------
                                                                                4,457,963
                                                                             ------------
Airlines -- 0.3%
  *AMR Corp. ...............................................        4,600         180,262
  Delta Air Lines, Inc. ....................................        3,800         190,712
  Southwest Airlines Co. ...................................       15,300         513,009
  *US Airways Group, Inc. ..................................        2,100          85,181
                                                                             ------------
                                                                                  969,164
                                                                             ------------
Apparel -- 0.2%
  Liz Claiborne, Inc. ......................................        1,700          70,762
  Nike, Inc., Class B.......................................        8,200         457,662
  *Reebok International Ltd. ...............................        1,700          46,478
  VF Corp. .................................................        3,600         130,464
                                                                             ------------
                                                                                  705,366
                                                                             ------------
Appliances -- 0.0%
  Black & Decker Corp. .....................................        2,700         105,975
                                                                             ------------
Automobiles -- 0.6%
  Ford Motor Co. ...........................................       57,432       1,346,062
  General Motors Corp. .....................................       17,352         883,867
                                                                             ------------
                                                                                2,229,929
                                                                             ------------
Automotive & Equipment -- 0.3%
  *Autozone, Inc. ..........................................        3,500          99,750
  Cooper Tire & Rubber Co. .................................        2,500          26,562
  Dana Corp. ...............................................        4,700          71,969
  Delphi Automotive Systems Corp. ..........................       16,800         189,000
  Genuine Parts Co. ........................................        5,400         141,412
  Goodyear Tire & Rubber Co. ...............................        4,800         110,352
  Harley-Davidson, Inc. ....................................        9,400         373,650
  *Navistar International Corp. ............................        2,000          52,375

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Automotive & Equipment (Continued)
  T.R.W., Inc. .............................................        3,800    $    147,250
  Visteon Corp. ............................................        3,723          42,814
                                                                             ------------
                                                                                1,255,134
                                                                             ------------
Banks -- 5.2%
  AmSouth Bancorp...........................................       10,900         166,225
  Bank of America Corp. ....................................       49,900       2,289,162
  Bank of New York Co., Inc. ...............................       22,700       1,252,756
  Bank One Corp. ...........................................       35,600       1,303,850
  BB&T Corp. ...............................................       12,000         447,750
  Chase Manhattan Corp. ....................................       40,300       1,831,131
  Comerica, Inc. ...........................................        4,900         290,937
  Fifth Third Bancorp.......................................       14,400         860,400
  First Union Corp. ........................................       29,800         828,812
  Firstar Corp. ............................................       29,500         685,875
  Golden West Financial Corp. ..............................        4,800         324,000
  Huntington Bancshares, Inc. ..............................        7,810         126,424
  KeyCorp...................................................       12,900         361,200
  Mellon Financial Corp. ...................................       15,000         737,812
  Morgan (J.P.) & Co., Inc. ................................        4,900         810,950
  National City Corp. ......................................       18,900         543,375
  Northern Trust Corp. .....................................        6,900         562,781
  Old Kent Financial Corp. .................................        4,305         188,344
  PNC Financial Services Group..............................        8,800         642,950
  Regions Financial Corp. ..................................        6,900         188,456
  Southtrust Corp. .........................................        5,300         215,644
  Summit Bancorp............................................        5,600         213,850
  Suntrust Banks, Inc. .....................................        9,200         579,600
  U.S. Bancorp..............................................       22,900         668,394
  Union Planters Corp. .....................................        3,800         135,850
  Wells Fargo Co. ..........................................       52,400       2,918,025
                                                                             ------------
                                                                               19,174,553
                                                                             ------------
Beverages -- 2.3%
  Anheuser-Busch Companies, Inc. ...........................       27,900       1,269,450
  Brown-Forman Corp., Class B...............................        2,100         139,650
  Coca-Cola Co. ............................................       75,900       4,625,156
  Coca-Cola Enterprises, Inc. ..............................       12,400         235,600
  Coors Adolph Co., Class B.................................        1,100          88,344
  Pepsico, Inc. ............................................       44,300       2,195,619
                                                                             ------------
                                                                                8,553,819
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Broadcasting & Publishing -- 2.0%
  American Greetings Corp., Class A.........................        2,000    $     18,875
  *Clear Channel Communications, Inc. ......................       18,000         871,875
  Donnelley (R.R.) & Sons Co. ..............................        4,000         108,000
  Dow Jones & Co., Inc. ....................................        2,800         158,550
  Gannett, Inc. ............................................        7,900         498,194
  Harcourt General, Inc. ...................................        2,200         125,840
  Knight-Ridder, Inc. ......................................        2,400         136,500
  McGraw-Hill, Inc. ........................................        6,100         357,612
  Meredith Corp. ...........................................        1,600          51,500
  New York Times Co. .......................................        5,200         208,325
  Time Warner, Inc. ........................................       40,700       2,126,168
  Tribune Co. ..............................................        9,364         395,629
  *Viacom, Inc., Class B....................................       46,689       2,182,711
                                                                             ------------
                                                                                7,239,779
                                                                             ------------
Building & Building Supplies -- 0.4%
  Centex Corp. .............................................        1,800          67,612
  Ecolab, Inc. .............................................        4,100         177,069
  Lowe's Cos., Inc. ........................................       11,600         516,200
  Masco Corp. ..............................................       13,900         357,056
  Pulte Corp. ..............................................        1,200          50,625
  Vulcan Materials Co. .....................................        3,100         148,412
                                                                             ------------
                                                                                1,316,974
                                                                             ------------
Business & Consumer Services -- 1.7%
  *America Online, Inc. ....................................       71,600       2,491,680
  Automatic Data Processing, Inc. ..........................       19,300       1,221,931
  *Cendant Corp. ...........................................       22,200         213,675
  *Convergys Corp. .........................................        4,800         217,500
  Deluxe Corp. .............................................        2,400          60,648
  Electronic Data Systems Corp. ............................       14,200         820,050
  Interpublic Group of Cos., Inc. ..........................        9,200         391,575
  Moody's Corp. ............................................        5,000         128,437
  Omnicom Group, Inc. ......................................        5,500         455,812
  *Robert Half International, Inc. .........................        5,500         145,750
  *Yahoo!, Inc. ............................................       16,900         509,905
                                                                             ------------
                                                                                6,656,963
                                                                             ------------
Business Equipment -- 0.0%
  *Lexmark International Group, Inc., Class A...............        4,000         177,250
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Chemicals & Allied Products -- 1.7%
  Air Products & Chemicals, Inc. ...........................        7,200    $    295,200
  Ashland, Inc. ............................................        2,200          78,958
  Dow Chemical Co. .........................................       20,900         765,462
  Du Pont (E.I.) de Nemours & Co. ..........................       32,000       1,546,000
  Eastman Chemical Co. .....................................        2,400         117,000
  Engelhard Corp. ..........................................        3,900          79,462
  *F.M.C. Corp. ............................................        1,000          71,687
  Great Lakes Chemical Corp. ...............................        1,800          66,937
  Hercules, Inc. ...........................................        3,200          61,000
  Pharmacia Corp. ..........................................       39,578       2,414,258
  Praxair, Inc. ............................................        4,900         217,437
  Rohm & Haas Co. ..........................................        6,800         246,925
  Sigma Aldrich Corp. ......................................        2,700         106,144
  Union Carbide Corp. ......................................        4,200         226,012
                                                                             ------------
                                                                                6,292,482
                                                                             ------------
Communications -- 8.7%
  *ADC Telecommunications, Inc. ............................       23,700         429,562
  ALLTEL Corp. .............................................        9,800         611,887
  *Andrew Corp. ............................................        2,600          56,550
  AT&T Corp. ...............................................      115,714       2,003,299
  *Avaya, Inc. .............................................        8,566          88,337
  BellSouth Corp. ..........................................       57,600       2,358,000
  CenturyTel, Inc. .........................................        4,300         153,725
  *Comcast Corp. Special Class A Non-Voting.................       27,800       1,160,650
  *Comverse Technology, Inc. ...............................        4,800         521,400
  Corning Glass, Inc. ......................................       28,200       1,489,312
  *Global Crossing Ltd. ....................................       27,000         386,437
  *JDS Uniphase Corp. ......................................       29,500       1,229,781
  Lucent Technologies, Inc. ................................      102,900       1,389,150
  *Nextel Communications, Inc., Class A.....................       23,200         574,200
  Nortel Networks Corp. ....................................       95,000       3,045,937
  *Qualcomm, Inc. ..........................................       22,900       1,882,094
  *Qwest Communications International, Inc. ................       50,823       2,083,743
  SBC Communications, Inc. .................................      104,000       4,966,000
  Scientific-Atlanta, Inc. .................................        4,900         159,556
  Sprint Corp. .............................................       26,700         542,344
  *Sprint Corp. (PCS Group).................................       28,600         584,512

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  *Tellabs, Inc. ...........................................       12,600    $    711,900
  Verizon Communications....................................       82,800       4,150,350
  *Worldcom, Inc. ..........................................       87,600       1,226,400
                                                                             ------------
                                                                               31,805,126
                                                                             ------------
Computers -- 8.0%
  *Adaptec, Inc. ...........................................        3,200          32,800
  *Apple Computer, Inc. ....................................       10,000         148,750
  *Cabletron Systems, Inc. .................................        5,700          85,856
  *Ceridian Corp. ..........................................        4,500          89,719
  *Cisco Systems, Inc. .....................................      220,700       8,441,775
  Compaq Computer Corp. ....................................       51,700         778,085
  *Computer Sciences Corp. .................................        5,200         312,650
  *Dell Computer Corp. .....................................       78,900       1,375,819
  *EMC Corp. ...............................................       66,900       4,448,850
  *Gateway, Inc. ...........................................        9,900         178,101
  Hewlett Packard Co. ......................................       60,600       1,912,687
  International Business Machines Corp. ....................       53,800       4,573,000
  *Maxim Integrated Products, Inc. .........................        8,600         411,187
  *NCR Corp. ...............................................        2,700         132,637
  *Network Appliance, Inc. .................................        9,600         616,650
  *Palm, Inc. ..............................................       17,318         490,316
  Pitney Bowes, Inc. .......................................        7,700         255,062
  *Sapient Corp. ...........................................        3,600          42,975
  *Siebel Systems, Inc. ....................................       13,200         894,300
  *Sun Microsystems, Inc. ..................................       98,700       2,751,262
  Symbol Technologies, Inc. ................................        4,400         158,400
  *Unisys Corp. ............................................        9,600         140,400
  *Veritas Software Corp. ..................................       12,000       1,050,000
                                                                             ------------
                                                                               29,321,281
                                                                             ------------
Conglomerates -- 0.0%
  Kaufman & Broad Home Corp. ...............................        1,500          50,531
                                                                             ------------
Consumer Products -- 1.6%
  Briggs & Stratton Corp. ..................................          700          31,062
  Clorox Co. ...............................................        7,300         259,150
  Fortune Brands, Inc. .....................................        5,100         153,000
  Grainger (W.W.), Inc. ....................................        2,900         105,850
  Ingersoll Rand Co. .......................................        5,100         213,562
  Kimberly-Clark Corp. .....................................       16,500       1,166,385
  Maytag Corp. .............................................        2,100          67,856
  Newell Rubbermaid, Inc. ..................................        8,300         188,825

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products (Continued)
  Paccar, Inc. .............................................        2,500    $    123,125
  Pall Corp. ...............................................        3,700          78,856
  Procter & Gamble Co. .....................................       40,000       3,137,500
  Stanley Works, Inc. ......................................        2,700          84,206
  Timken Co. ...............................................        1,900          28,737
  Tupperware Corp. .........................................        1,700          34,744
  Whirlpool Corp. ..........................................        2,300         109,681
                                                                             ------------
                                                                                5,782,539
                                                                             ------------
Containers -- 0.1%
  Ball Corp. ...............................................          900          41,456
  Bemis Co., Inc. ..........................................        1,600          53,700
  *Pactiv Corp. ............................................        5,400          66,825
  *Sealed Air Corp. ........................................        2,600          79,300
                                                                             ------------
                                                                                  241,281
                                                                             ------------
Cosmetics and Toiletries -- 0.8%
  Alberto-Culver Co., Class B...............................        1,700          72,781
  Avon Products, Inc. ......................................        7,100         339,912
  Colgate-Palmolive Co. ....................................       17,800       1,148,990
  Gillette Co. .............................................       32,400       1,170,450
  International Flavors & Fragrances, Inc. .................        3,300          67,031
                                                                             ------------
                                                                                2,799,164
                                                                             ------------
Drugs & Health Care -- 11.7%
  Abbott Laboratories.......................................       47,700       2,310,469
  *Aetna, Inc. .............................................        4,200         172,462
  Allergan, Inc. ...........................................        3,900         377,569
  *Alza Corp. ..............................................        7,200         306,000
  American Home Products Corp. .............................       40,200       2,554,710
  Bausch & Lomb, Inc. ......................................        1,600          64,700
  Baxter International, Inc. ...............................        9,000         794,812
  Becton, Dickinson & Co. ..................................        7,800         270,075
  Bristol-Myers Squibb Co. .................................       60,000       4,436,250
  Cardinal Health, Inc. ....................................        8,600         856,775
  Chiron Corp. .............................................        5,500         244,750
  CVS Corp. ................................................       11,800         707,262
  Eli Lilly & Co. ..........................................       34,600       3,219,962
  *Forest Laboratories, Inc. ...............................        2,700         358,762
  HCA - The Healthcare Co. .................................       17,000         748,170
  *Healthsouth Corp. .......................................       12,200         199,012
  *Humana, Inc. ............................................        5,000          76,250

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care (Continued)
  IMS Health, Inc. .........................................        9,100    $    245,700
  Johnson & Johnson.........................................       42,600       4,475,662
  *King Pharmaceuticals, Inc. ..............................        5,200         268,775
  McKesson HBOC, Inc. ......................................        8,800         315,832
  *Medimmune, Inc. .........................................        6,300         300,431
  Merck & Co., Inc. ........................................       70,600       6,609,925
  Pfizer, Inc. .............................................      193,525       8,902,150
  *Quintiles Transnational Corp. ...........................        3,600          75,375
  Schering Plough Corp. ....................................       45,000       2,553,750
  *Tenet Healthcare Corp. ..................................        9,700         431,044
  Unitedhealth Group, Inc. .................................        9,800         601,475
  *Watson Pharmaceuticals, Inc. ............................        3,000         153,562
  *Wellpoint Health Networks, Inc. .........................        2,000         230,500
                                                                             ------------
                                                                               42,862,171
                                                                             ------------
Electronic Instruments -- 0.2%
  *Analog Devices, Inc. ....................................       10,900         557,944
  *Conexant Systems, Inc. ..................................        7,000         107,625
                                                                             ------------
                                                                                  665,569
                                                                             ------------
Electronics -- 6.5%
  *Advanced Micro Devices, Inc. ............................        9,200         127,075
  *Agilent Technologies, Inc. ..............................       14,037         768,526
  Emerson Electric Co. .....................................       13,000       1,024,562
  General Electric Co. .....................................      303,900      14,568,206
  Johnson Controls, Inc. ...................................        2,700         140,400
  Linear Technology Corp. ..................................        9,500         439,375
  Molex, Inc. ..............................................        6,125         217,437
  Motorola, Inc. ...........................................       67,100       1,358,775
  PerkinElmer, Inc. ........................................        1,500         157,500
  *Power-One, Inc. .........................................        2,300          90,419
  Radioshack Corp. .........................................        5,700         244,031
  Rockwell International Corp. .............................        5,900         280,987
  *Sanmina Corp. ...........................................        4,700         360,137
  *Solectron Corp. .........................................       19,500         661,050
  Tektronix, Inc. ..........................................        2,800          94,325
  *Teradyne, Inc. ..........................................        5,300         197,425
  Texas Instruments, Inc. ..................................       53,100       2,515,612
  Thomas & Betts Corp. .....................................        1,700          27,519
  *Xilinx, Inc. ............................................       10,100         465,862
                                                                             ------------
                                                                               23,739,223
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy -- 2.4%
  *AES Corp. ...............................................       14,000    $    775,250
  Allegheny Energy, Inc. ...................................        3,300         159,019
  *American Power Conversion Corp. .........................        6,000          74,250
  Baker Hughes, Inc. .......................................       10,200         423,937
  Chevron Corp. ............................................       19,700       1,663,419
  DTE Energy Co. ...........................................        4,500         175,219
  Dynegy Inc., Class A......................................        9,700         543,806
  *Fluor Corp. .............................................        2,300          76,044
  FPL Group, Inc. ..........................................        5,500         394,625
  Royal Dutch Petroleum Co. ................................       65,700       3,978,956
  Williams Cos., Inc. ......................................       13,600         543,150
                                                                             ------------
                                                                                8,807,675
                                                                             ------------
Entertainment -- 0.5%
  Walt Disney Co. ..........................................       64,300       1,860,681
                                                                             ------------
Finance -- 6.7%
  Ambac Financial Group, Inc. ..............................        3,150         183,684
  American Express Co. .....................................       40,900       2,246,944
  Bear Stearns Companies, Inc. .............................        3,300         167,269
  Capital One Financial Corp. ..............................        5,900         388,294
  CIT Group, Inc., Class A..................................        8,400         169,050
  Citigroup, Inc. ..........................................      154,181       7,872,867
  Countrywide Credit Industries, Inc. ......................        3,500         175,875
  Equifax, Inc. ............................................        4,300         123,356
  First Data Corp. .........................................       12,100         637,519
  FleetBoston Financial Corp. ..............................       27,500       1,032,969
  Franklin Resources, Inc. .................................        7,500         285,750
  H & R Block, Inc. ........................................        2,800         115,850
  Hartford Financial Services, Inc. ........................        6,900         487,312
  Household International, Inc. ............................       14,600         803,000
  Lehman Brothers Holdings, Inc. ...........................        7,400         500,425
  MBNA Corp. ...............................................       26,100         964,069
  Merrill Lynch & Co., Inc. ................................       24,600       1,677,413
  Morgan Stanley Dean Witter & Co. .........................       34,400       2,726,200
  Paychex, Inc. ............................................       11,550         561,619
  Providian Financial Corp. ................................        8,800         506,000
  State Street Corp. .......................................        5,000         621,050
  Stilwell Financial, Inc. .................................        7,000         276,063
  Synovus Financial Corp. ..................................        8,700         234,356
  T.Rowe Price Group, Inc. .................................        3,800         160,609
  USA Education, Inc. ......................................        4,900         333,200

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance (Continued)
  Wachovia Corp. ...........................................        6,300    $    366,188
  Washington Mutual, Inc. ..................................       16,600         880,838
                                                                             ------------
                                                                               24,497,769
                                                                             ------------
Finance - Investment & Other -- 1.5%
  Charles Schwab Corp. .....................................       42,450       1,204,519
  *Charter One Financial, Inc. .............................        5,935         171,373
  Fannie Mae................................................       31,000       2,689,250
  Freddie Mac...............................................       21,400       1,473,925
                                                                             ------------
                                                                                5,539,067
                                                                             ------------
Food & Food Distributors -- 2.2%
  Archer-Daniels Midland Co. ...............................       19,845         297,675
  Campbell Soup Co. ........................................       12,800         443,200
  ConAgra, Inc. ............................................       16,400         426,400
  General Mills, Inc. ......................................        8,800         392,150
  Heinz (H.J.) Co. .........................................       10,400         493,350
  Hershey Foods Corp. ......................................        4,300         276,813
  Kellogg Co. ..............................................       12,700         333,375
  *Kroger Co. ..............................................       25,400         687,388
  Quaker Oats Co. ..........................................        4,100         399,238
  Ralston Purina Group......................................        9,500         248,188
  *Safeway, Inc. ...........................................       15,400         962,500
  Sara Lee Corp. ...........................................       25,600         628,800
  *Starbucks Corp. .........................................        5,800         256,650
  Supervalu, Inc. ..........................................        3,500          48,563
  Sysco Corp. ..............................................       20,800         624,000
  Unilever N.V..............................................       17,700       1,113,994
  Wrigley (Wm.) Jr., Co. ...................................        3,400         325,763
                                                                             ------------
                                                                                7,958,047
                                                                             ------------
Home Furnishings/Housewares -- 0.0%
  Leggett & Platt, Inc. ....................................        6,100         115,519
                                                                             ------------
Hotel/Restaurants -- 0.2%
  Hilton Hotels Corp. ......................................       11,600         121,800
  Marriott International, Inc., Class A.....................        7,500         316,875
  Starwood Hotels & Resorts Worldwide, Inc. ................        5,800         204,450
                                                                             ------------
                                                                                  643,125
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Industrial Diversified -- 0.1%
  Parker-Hannifin Corp. ....................................        3,500    $    154,438
  Sherwin Williams Co. .....................................        5,200         136,825
                                                                             ------------
                                                                                  291,263
                                                                             ------------
Insurance -- 4.1%
  AFLAC, Inc. ..............................................        8,000         577,500
  Allstate Corp. ...........................................       22,700         988,869
  American General Corp. ...................................        7,700         627,550
  American International Group, Inc. .......................       71,400       7,037,363
  Aon Corp. ................................................        8,000         274,000
  Chubb Corp. ..............................................        5,400         467,100
  Cigna Corp. ..............................................        4,700         621,810
  Cincinnati Financial Corp. ...............................        5,100         201,769
  Conseco, Inc. ............................................        9,900         130,556
  Jefferson-Pilot Corp. ....................................        3,000         224,250
  Lincoln National Corp. ...................................        5,800         274,413
  Loews Corp. ..............................................        3,100         321,044
  Marsh & McLennan Cos., Inc. ..............................        8,300         971,100
  MBIA, Inc. ...............................................        3,100         229,788
  MetLife, Inc. ............................................       23,400         819,000
  MGIC Investment Corp. ....................................        3,300         222,544
  Progressive Corp. ........................................        2,300         238,338
  Safeco Corp. .............................................        4,000         131,500
  St. Paul Companies, Inc. .................................        6,900         374,756
  Torchmark Corp. ..........................................        4,000         153,750
  UnumProvident Corp. ......................................        7,500         201,563
                                                                             ------------
                                                                               15,088,563
                                                                             ------------
Leisure & Amusements -- 0.2%
  Brunswick Corp. ..........................................        2,800          46,025
  Carnival Corp., Class A...................................       18,300         563,869
  *Harrah's Entertainment, Inc. ............................        3,200          84,400
  Mattel, Inc. .............................................       13,200         190,608
                                                                             ------------
                                                                                  884,902
                                                                             ------------
Machinery & Heavy Equipment -- 0.3%
  Caterpillar, Inc. ........................................       10,500         496,781
  Deere & Co. ..............................................        7,300         334,431
  Dover Corp. ..............................................        6,400         259,600
  McDermott International, Inc. ............................        1,700          18,275
                                                                             ------------
                                                                                1,109,087
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Instrumentation -- 0.0%
  Snap-On, Inc. ............................................        1,900    $     52,963
                                                                             ------------
Manufacturing -- 2.2%
  Alcan Aluminium Ltd. .....................................        9,900         338,456
  Alcoa, Inc. ..............................................       26,340         882,390
  Allegheny Technologies, Inc. .............................        2,800          44,450
  Cooper Industries, Inc. ..................................        2,900         133,219
  Crane Co. ................................................        1,900          54,031
  Cummins Engine Co., Inc. .................................        1,300          49,319
  Danaher Corp. ............................................        4,400         300,850
  Eaton Corp. ..............................................        2,300         172,931
  Honeywell International, Inc. ............................       24,400       1,154,425
  Millipore Corp. ..........................................        1,400          88,200
  Minnesota Mining & Manufacturing Co. .....................       12,200       1,470,100
  National Service Industries, Inc. ........................        1,400          35,963
  PPG Industries, Inc. .....................................        5,400         250,088
  Textron, Inc. ............................................        4,300         199,950
  Tyco International Ltd. ..................................       53,670       2,978,685
                                                                             ------------
                                                                                8,153,057
                                                                             ------------
Manufacturing Equipment -- 0.2%
  Illinois Tool Works, Inc. ................................        9,200         547,975
  ITT Industries, Inc. .....................................        2,700         104,625
  *Thermo Electron Corp. ...................................        5,300         157,675
                                                                             ------------
                                                                                  810,275
                                                                             ------------
Medical & Medical Services -- 0.6%
  *Amgen Corp. .............................................       31,600       2,020,425
  *Biogen, Inc. ............................................        4,500         270,281
  *Manor Care, Inc. ........................................        3,200          66,000
                                                                             ------------
                                                                                2,356,706
                                                                             ------------
Medical Equipment & Supplies -- 1.1%
  Applera Corp. ............................................        6,400         602,000
  Bard (C.R.), Inc. ........................................        1,600          74,500
  *Boston Scientific Corp. .................................       12,200         166,988
  *Guidant Corp. ...........................................        9,300         501,619
  Medtronic, Inc. ..........................................       36,800       2,221,800
  Stryker Corp. ............................................        6,300         318,717
                                                                             ------------
                                                                                3,885,624
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Instruments -- 0.1%
  Biomet, Inc. .............................................        5,400    $    214,313
  *St. Jude Medical, Inc. ..................................        2,600         159,738
                                                                             ------------
                                                                                  374,051
                                                                             ------------
Metals & Mining -- 0.2%
  Barrick Gold Corp. .......................................       12,300         201,474
  *Freeport-McMoran Copper & Gold, Inc. ....................        5,100          43,669
  Homestake Mining Co. .....................................        8,100          33,919
  *Inco Ltd. ...............................................        4,900          82,124
  Newmont Mining Corp. .....................................        5,400          92,138
  Phelps Dodge Corp. .......................................        2,500         139,531
  Placer Dome, Inc. ........................................       10,700         102,988
  Worthington Industries, Inc. .............................        2,700          21,769
                                                                             ------------
                                                                                  717,612
                                                                             ------------
Office Equipment & Supplies -- 0.1%
  Avery-Dennison Corp. .....................................        3,500         192,063
  *Staples, Inc. ...........................................       14,600         172,463
  Xerox Corp. ..............................................       20,800          96,200
                                                                             ------------
                                                                                  460,726
                                                                             ------------
Oil & Gas -- 4.3%
  Amerada Hess Corp. .......................................        2,800         204,575
  Anadarko Petroleum Corp. .................................        7,549         536,583
  Apache Corp. .............................................        3,600         252,225
  Burlington Resources, Inc. ...............................        6,800         343,400
  Coastal Corp. ............................................        6,700         591,694
  Conoco, Inc., Class B.....................................       19,400         561,388
  Devon Energy Corp. .......................................        3,900         237,783
  EOG Resources, Inc. ......................................        3,500         191,406
  Exxon Mobil Corp. ........................................      106,600       9,267,538
  KeySpan Corp. ............................................        4,100         173,738
  Kinder Morgan, Inc. ......................................        3,600         187,875
  *Nabors Industries, Inc. .................................        4,500         266,175
  Occidental Petroleum Corp. ...............................       11,500         278,875
  Phillips Petroleum Co. ...................................        7,900         449,313
  Sunoco, Inc. .............................................        2,900          97,694
  Texaco, Inc. .............................................       17,000       1,056,125
  Tosco Corp. ..............................................        4,500         152,719

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas (Continued)
  Transocean Sedco Forex, Inc. .............................        6,500    $    299,000
  Unocal Corp. .............................................        7,500         290,156
  USX-Marathon Group, Inc. .................................        9,700         269,175
                                                                             ------------
                                                                               15,707,437
                                                                             ------------
Oil Equipment & Services -- 0.6%
  Halliburton Co. ..........................................       13,800         500,250
  Kerr-McGee Corp. .........................................        3,000         200,813
  *Rowan Cos., Inc. ........................................        2,900          78,300
  Schlumberger Ltd. ........................................       17,400       1,390,913
                                                                             ------------
                                                                                2,170,276
                                                                             ------------
Paper & Forest Products -- 0.4%
  Boise Cascade Corp. ......................................        1,700          57,163
  Georgia Pacific Corp. ....................................        6,992         217,626
  International Paper Co. ..................................       14,921         608,963
  Louisiana-Pacific Corp. ..................................        3,700          37,463
  Mead Corp. ...............................................        3,100          97,263
  Potlatch Corp. ...........................................          900          30,206
  Temple Inland, Inc. ......................................        1,700          91,163
  Westvaco Corp. ...........................................        3,100          90,481
  Willamette Industries, Inc. ..............................        3,500         164,281
                                                                             ------------
                                                                                1,394,609
                                                                             ------------
Photography Equipment & Supplies -- 0.1%
  Eastman Kodak Co. ........................................        9,400         370,125
                                                                             ------------
Railroads -- 0.3%
  Burlington Northern Santa Fe Corp. .......................       12,400         351,075
  CSX Corp. ................................................        6,700         173,781
  Norfolk Southern Corp. ...................................       11,900         158,419
  Union Pacific Corp., Series A.............................        7,700         390,775
                                                                             ------------
                                                                                1,074,050
                                                                             ------------
Real Estate -- 0.1%
  Weyerhaeuser Co. .........................................        6,500         329,875
                                                                             ------------
Restaurants -- 0.5%
  Darden Restaurants, Inc. .................................        4,100          93,788
  McDonald's Corp. .........................................       40,200       1,366,800
  *Tricon Global Restaurants, Inc. .........................        4,200         138,600
  Wendy's International, Inc. ..............................        3,700          97,125
                                                                             ------------
                                                                                1,696,313
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail - Clothing and Apparel -- 0.2%
  Gap, Inc. ................................................       26,000    $    663,000
  Tiffany & Co., Inc. ......................................        4,600         145,475
                                                                             ------------
                                                                                  808,475
                                                                             ------------
Retail Merchandising -- 4.6%
  Albertson's, Inc. ........................................       12,900         341,850
  *Bed, Bath & Beyond, Inc. ................................        8,800         196,900
  *Best Buy Co., Inc. ......................................        6,300         186,244
  Circuit City Stores, Inc. ................................        6,300          72,450
  *Consolidated Stores Corp. ...............................        3,200          34,000
  *Costco Wholesale Corp. ..................................       13,800         551,138
  Dillard's, Inc., Class A..................................        3,100          36,619
  Dollar General Corp. .....................................       10,375         195,828
  *Federated Department Stores, Inc. .......................        6,600         231,000
  Hasbro, Inc. .............................................        5,400          57,375
  Home Depot, Inc. .........................................       71,200       3,252,950
  *K Mart Corp. ............................................       15,200          80,750
  *Kohls Corp. .............................................       10,100         616,100
  Limited, Inc. ............................................       13,000         221,813
  Longs Drug Stores, Inc. ..................................        1,200          28,950
  May Department Stores Co. ................................        9,200         301,300
  Nordstrom, Inc. ..........................................        4,200          76,388
  *Office Depot, Inc. ......................................       10,400          74,100
  Penney (J.C.) Co., Inc. ..................................        8,100          88,088
  Sears, Roebuck & Co. .....................................       10,200         354,450
  Target Corp. .............................................       27,900         899,775
  TJX Companies, Inc. ......................................        9,000         249,750
  *Toys "R" Us, Inc. .......................................        6,700         111,806
  Wal-Mart Stores, Inc. ....................................      137,100       7,283,438
  Walgreen Co. .............................................       31,100       1,300,369
  Winn-Dixie Stores, Inc. ..................................        4,600          89,125
                                                                             ------------
                                                                               16,932,556
                                                                             ------------
Semiconductors -- 2.9%
  *Altera Corp..............................................       12,200         321,013
  *Applied Materials, Inc...................................       25,000         954,688
  *Applied Micro Circuits Corp..............................        8,900         667,917
  *Broadcom Corp., Class A..................................        7,200         608,400
  Intel Corp................................................      206,000       6,231,500
  *KLA-Tencor Corp..........................................        5,700         192,019
  *LSI Logic Corp...........................................        9,300         158,937
  *Micron Technology, Inc...................................       17,400         617,700

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors (Continued)
  *National Semiconductor Corp..............................        5,300    $    106,663
  *Novellus Systems, Inc....................................        4,000         143,750
  *QLogic Corp..............................................        2,900         223,300
  *Vitesse Semiconductors Corp..............................        5,700         315,281
                                                                             ------------
                                                                               10,541,168
                                                                             ------------
Software -- 3.9%
  Adobe Systems, Inc........................................        7,400         430,588
  Autodesk, Inc.............................................        1,900          51,181
  *BMC Software, Inc........................................        7,600         106,400
  *BroadVision, Inc.........................................        8,100          95,681
  *Citrix Systems, Inc......................................        5,600         126,000
  Computer Associates International, Inc....................       18,300         356,850
  *Compuware Corp...........................................       11,200          70,000
  *Intuit, Inc..............................................        6,200         244,513
  *Mercury Interactive Corp.................................        2,500         225,625
  *Microsoft Corp...........................................      163,500       7,112,250
  *Novell, Inc..............................................       10,200          53,231
  *Oracle Corp..............................................      171,700       4,990,031
  *Parametric Technology Corp...............................        8,400         112,875
  *PeopleSoft, Inc..........................................        8,400         312,375
                                                                             ------------
                                                                               14,287,600
                                                                             ------------
Steel -- 0.0%
  Nucor Corp................................................        2,700         107,156
  USX-U.S. Steel Group, Inc.................................        2,900          52,200
                                                                             ------------
                                                                                  159,356
                                                                             ------------
Tobacco -- 0.9%
  Philip Morris Cos., Inc...................................       68,200       3,000,800
  UST, Inc..................................................        5,000         140,313
                                                                             ------------
                                                                                3,141,113
                                                                             ------------
Travel -- 0.0%
  *Sabre Holdings Corp......................................        4,068         175,433
                                                                             ------------
Trucking -- 0.1%
  *FDX Corp. ...............................................        8,500         339,660
  Ryder System, Inc. .......................................        2,000          33,250
                                                                             ------------
                                                                                  372,910
                                                                             ------------
Utilities -- 2.9%
  Ameren Corp. .............................................        4,300         199,144
  American Electric Power Co. ..............................        9,960         463,140

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities (Continued)
  *Calpine Corp. ...........................................        8,400    $    378,525
  Cinergy Corp. ............................................        5,000         175,625
  CMS Energy Corp. .........................................        3,500         110,906
  Consolidated Edison, Inc. ................................        6,200         238,700
  Constellation Energy Group................................        4,700         211,794
  Dominion Resources, Inc. (VA).............................        7,300         489,100
  Duke Power Co. ...........................................       11,300         963,325
  Edison International......................................       10,300         160,938
  El Paso Energy Corp. .....................................        7,200         515,700
  Enron Corp. ..............................................       22,700       1,886,938
  Entergy Corp. ............................................        6,900         291,956
  Exelon Corp. .............................................        9,812         688,901
  FirstEnergy Corp. ........................................        7,300         230,406
  GPU, Inc. ................................................        3,900         143,569
  *Niagara Mohawk Holdings, Inc. ...........................        4,300          71,756
  Nicor, Inc. ..............................................        1,300          56,144
  NiSource, Inc. ...........................................        6,564         201,843
  Oneok, Inc. ..............................................          900          43,369
  Peoples Energy Corp. .....................................        1,100          49,225
  PG&E Corp. ...............................................       12,000         240,000
  Pinnacle West Capital Corp. ..............................        2,700         128,588
  PP&L Resources, Inc. .....................................        4,500         203,344
  Progress Energy, Inc. ....................................        6,326         311,160
  Progress Energy, Inc.-CVO.................................        1,500             675
  Public Service Enterprise Group, Inc. ....................        6,600         320,925
  Reliant Energy, Inc. .....................................        9,200         398,475
  Sempra Energy.............................................        6,207         144,313
  Southern Co. .............................................       19,900         661,675
  TXU Corp. ................................................        8,200         363,363
  Xcel Energy, Inc. ........................................       10,380         301,669
                                                                             ------------
                                                                               10,645,191
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Waste Management -- 0.2%
  *Allied Waste Industries, Inc. ...........................        5,900    $     85,919
  Waste Management, Inc. ...................................       19,000         527,250
                                                                             ------------
                                                                                  613,169
                                                                             ------------
    TOTAL COMMON STOCK (COST $389,397,484)..................                  360,428,604
                                                                             ------------
SHORT TERM INVESTMENTS -- 1.3%
  Provident Institutional Funds -- TempCash.................    4,620,219       4,620,219
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $4,620,219)..........                    4,620,219
                                                                             ------------
    TOTAL INVESTMENTS -- 99.6% (COST $394,017,703)..........                  365,048,823
                                                                             ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%...............                    1,289,283
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $9.36 per share based on 39,140,619 shares
    of capital stock outstanding)...........................                 $366,338,106
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($366,338,106/39,140,619 shares outstanding)..............                 $       9.36
                                                                             ============

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 94.5%
Aerospace & Defense -- 0.0%
  Boeing Co. ...............................................           90    $     5,940
                                                                             -----------
Automotive & Equipment -- 0.9%
  Harley-Davidson, Inc. ....................................       10,100        401,475
                                                                             -----------
Banks -- 1.3%
  Chase Manhattan Corp. ....................................       12,900        586,144
                                                                             -----------
Beverages -- 0.8%
  Pepsico, Inc. ............................................        7,350        364,284
                                                                             -----------
Broadcasting & Publishing -- 1.4%
  AT&T Corp. - Liberty Media, Class A.......................          700          9,494
  Reader's Digest Assn., Inc., Class A......................           70          2,739
  Time Warner, Inc. ........................................       12,050        629,492
                                                                             -----------
                                                                                 641,725
                                                                             -----------
Business & Consumer Services -- 1.6%
  3Com Corp. ...............................................        1,570         13,345
  *America Online, Inc. ....................................       10,940        380,712
  Catalina Marketing Corp. .................................          100          3,894
  CMGI, Inc. ...............................................          570          3,188
  Ebay, Inc. ...............................................          750         24,750
  InfoSpace.com, Inc. ......................................        1,000          8,844
  Internap Network Services Corp. ..........................          150          1,087
  Omnicom Group, Inc. ......................................          900         74,587
  Safeguard Scientific, Inc. ...............................          200          1,325
  *SEI Investments Co. .....................................          300         33,600
  *TeleTech Holdings, Inc. .................................          210          3,859
  TMP Worldwide, Inc. ......................................          300         16,500
  *VeriSign, Inc. ..........................................        1,450        107,572
  *Yahoo!, Inc. ............................................        1,450         43,749
                                                                             -----------
                                                                                 717,012
                                                                             -----------
Chemicals & Allied Products -- 3.2%
  Pharmacia Corp. ..........................................       23,969      1,462,109
                                                                             -----------
Communications -- 7.1%
  *ADC Telecommunications, Inc. ............................        2,790         50,569
  *Advanced Fibre Communications, Inc. .....................          360          6,502
  *Amdocs, Ltd. ............................................        5,800        384,250
  *AT&T Wireless Group......................................       13,900        240,644
  *Comcast Corp. Special Class A Non-Voting.................        3,700        154,475
  *Comverse Technology, Inc. ...............................          800         86,900
  Corning Glass, Inc. ......................................        6,600        348,562
  *Ditech Communications Corp. .............................          200          3,212

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  *DMC Stratex Networks, Inc. ..............................          480    $     7,200
  *Efficient Networks, Inc. ................................          360          4,815
  JDS Uniphase Corp. .......................................        6,600        275,137
  Kana Communication, Inc. .................................          500          5,750
  McLeodUSA, Inc. ..........................................          770         10,876
  Metromedia Fiber Network, Inc. ...........................        1,720         17,415
  Newport Corp. ............................................          140         11,005
  Nokia Corp. - ADR.........................................       12,800        556,800
  Nortel Networks Corp. ....................................        9,183        294,430
  *Polycom, Inc. ...........................................          120          3,862
  *Qwest Communications International, Inc. ................        3,220        132,020
  Redback Networks, Inc. ...................................          900         36,900
  SBC Communications, Inc. .................................        1,160         55,390
  Scientific-Atlanta, Inc. .................................          810         26,376
  Sycamore Networks, Inc. ..................................        1,300         48,425
  *Valassis Communications, Inc. ...........................          100          3,156
  Verizon Communications....................................        2,120        106,265
  *VerticalNet, Inc. .......................................          230          1,531
  Vodafone Group PLC Spons. ADR.............................        8,400        300,825
  *VoiceStream Wireless Corp. ..............................          540         54,337
                                                                             -----------
                                                                               3,227,629
                                                                             -----------
Computers -- 12.0%
  Art Technology Group, Inc. ...............................          400         12,225
  Brocade Communications Systems, Inc. .....................          340         31,216
  *Cadence Design Systems, Inc. ............................          250          6,875
  Cisco Systems, Inc. ......................................       52,700      2,015,775
  *Dell Computer Corp. .....................................        3,210         55,974
  *Digital Lightwave, Inc. .................................          200          6,337
  *EMC Corp. ...............................................       21,010      1,397,165
  Extreme Networks, Inc. ...................................          400         15,650
  Foundry Networks, Inc. ...................................          800         12,000
  *Globespan, Inc. .........................................          310          8,525
  International Business Machines Corp. ....................        6,700        569,500
  Juniper Networks, Inc. ...................................        2,020        254,646
  *Macrovision Corp. .......................................          300         22,205
  *Maxim Integrated Products, Inc. .........................        1,440         68,850
  *Medarex, Inc. ...........................................          340         13,855
  *Network Appliance, Inc. .................................          700         44,964
  *Openwave Systems, Inc. ..................................          200          9,587
  *Palm, Inc. ..............................................          500         14,156
  Quest Software, Inc. .....................................          400         11,225

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers (Continued)
  Rambus, Inc. .............................................          300    $    10,837
  RealNetworks, Inc. .......................................        1,660         14,421
  *Siebel Systems, Inc. ....................................          250         16,937
  Silicon Storage Technology, Inc. .........................          600          7,087
  *Sun Microsystems, Inc. ..................................       19,310        538,266
  Symbol Technologies, Inc. ................................          400         14,400
  Veritas Software Corp. ...................................        3,200        280,000
                                                                             -----------
                                                                               5,452,678
                                                                             -----------
Cosmetics and Toiletries -- 1.2%
  Colgate-Palmolive Co. ....................................        8,400        542,220
                                                                             -----------
Drugs & Health Care -- 13.4%
  Abbott Laboratories.......................................          620         30,031
  Allergan, Inc. ...........................................        1,340        129,729
  *Alza Corp. ..............................................        1,250         53,125
  Andrx Group...............................................          400         23,150
  Applera Corp. - Celera Genomics Group.....................          300         10,781
  Bristol-Myers Squibb Co. .................................        1,510        111,646
  Cardinal Health, Inc. ....................................          780         77,707
  Eli Lilly & Co. ..........................................          540         50,254
  *Express Scripts, Inc., Class A...........................           30          3,067
  *Forest Laboratories, Inc. ...............................          500         66,437
  *Inverness Medical Technology, Inc. ......................          340         13,239
  IVAX Corp. ...............................................          990         37,917
  Johnson & Johnson.........................................        3,900        409,744
  *King Pharmaceuticals, Inc. ..............................          500         25,844
  Merck & Co., Inc. ........................................       14,400      1,348,200
  Pfizer, Inc. .............................................       52,670      2,422,820
  Schering Plough Corp. ....................................       22,600      1,282,550
                                                                             -----------
                                                                               6,096,241
                                                                             -----------
Electronic Instruments -- 0.2%
  *Analog Devices, Inc. ....................................        1,700         87,019
                                                                             -----------
Electronics -- 9.6%
  *Agilent Technologies, Inc. ..............................        2,550        139,612
  *Amphenol Corp., Class A..................................          200          7,838
  Flextronics International Ltd. ...........................       12,000        342,000
  General Electric Co. .....................................       59,100      2,833,106
  Linear Technology Corp. ..................................        1,410         65,213
  *Power-One, Inc. .........................................          100          3,931
  Powerwave Technologies, Inc. .............................          350         20,475

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics (Continued)
  *Sanmina Corp. ...........................................          300    $    22,988
  *Sawtek, Inc. ............................................          200          9,238
  Semtech Corp. ............................................          400          8,825
  *Solectron Corp. .........................................       23,975        812,753
  *TranSwitch Corp. ........................................          400         15,650
  *Xilinx, Inc. ............................................        1,700         78,413
                                                                             -----------
                                                                               4,360,042
                                                                             -----------
Energy -- 0.8%
  *AES Corp. ...............................................        3,800        210,425
  Dynegy, Inc., Class A.....................................        3,090        173,233
                                                                             -----------
                                                                                 383,658
                                                                             -----------
Finance -- 6.7%
  American Express Co. .....................................          150          8,241
  Citigroup, Inc. ..........................................       16,033        818,685
  MBNA Corp. ...............................................       33,870      1,251,073
  Merrill Lynch & Co., Inc. ................................        1,800        122,738
  Morgan Stanley Dean Witter & Co. .........................        8,500        673,625
  Paychex, Inc. ............................................          970         47,166
  Providian Financial Corp. ................................        1,870        107,525
                                                                             -----------
                                                                               3,029,053
                                                                             -----------
Finance - Investment & Other -- 7.2%
  *Federated Investors, Inc., Class B.......................          125          3,641
  iShares Russell 3000 Growth Index Fund....................        9,500        490,734
  iShares Trust Russell 1000 Growth Index Fund..............        7,300        471,763
  Standard & Poor's Mid-Cap 400 Depositary Receipts.........       11,300      1,066,438
  Standard & Poor's Depositary Receipts.....................        9,400      1,233,163
                                                                             -----------
                                                                               3,265,739
                                                                             -----------
Food & Food Distributors -- 0.6%
  *Kroger Co. ..............................................        6,600        178,613
  Quaker Oats Co. ..........................................          400         38,950
  *Safeway, Inc. ...........................................          670         41,875
                                                                             -----------
                                                                                 259,438
                                                                             -----------
Hotel/Restaurants -- 0.1%
  MGM Grand, Inc. ..........................................        1,170         32,979
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 1.5%
  American International Group, Inc. .......................        6,900    $   680,081
                                                                             -----------
Manufacturing -- 2.5%
  Millipore Corp. ..........................................          980         61,740
  Tyco International Ltd. ..................................       17,900        993,450
  Waters Corp. .............................................          860         71,810
                                                                             -----------
                                                                               1,127,000
                                                                             -----------
Medical & Medical Services -- 0.2%
  *Celgene Corp. ...........................................          400         13,000
  *First Health Group Corp. ................................        1,340         62,394
                                                                             -----------
                                                                                  75,394
                                                                             -----------
Medical Equipment & Supplies -- 2.1%
  Apogent Technologies, Inc. ...............................          640         13,120
  Applera Corp. ............................................        1,100        103,469
  Cytyc Corp. ..............................................          150          9,384
  *Guidant Corp. ...........................................        4,000        215,750
  Medtronic, Inc. ..........................................        9,400        567,525
  Stryker Corp. ............................................          600         30,354
  *Sybron Dental Specialties, Inc. .........................          213          3,594
  *Techne Corp. ............................................          200          7,213
                                                                             -----------
                                                                                 950,409
                                                                             -----------
Oil & Gas -- 0.8%
  Anadarko Petroleum Corp. .................................          450         31,986
  Apache Corp. .............................................          275         19,267
  Devon Energy Corp. .......................................        2,470        150,596
  EOG Resources, Inc. ......................................        1,330         72,734
  Helmerich & Payne, Inc. ..................................          640         28,080
  *Nabors Industries, Inc. .................................          250         14,788
  *Newfield Exploration Co. ................................          570         27,039
  *Noble Drilling Corp. ....................................          550         23,891
                                                                             -----------
                                                                                 368,381
                                                                             -----------
Oil Equipment & Services -- 0.2%
  Hanover Compressor Co. ...................................          860         38,324
  *Rowan Cos., Inc. ........................................        1,070         28,890
  Smith International, Inc. ................................          350         26,097
                                                                             -----------
                                                                                  93,311
                                                                             -----------
Railroads -- 0.0%
  Union Pacific Corp., Series A.............................           80          4,060
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising -- 7.1%
  *Bed, Bath & Beyond, Inc. ................................        1,600    $    35,800
  Dollar Tree Stores, Inc. .................................          700         17,150
  Home Depot, Inc. .........................................       21,450        979,997
  *Kohls Corp. .............................................       17,190      1,048,590
  Walgreen Co. .............................................          600         25,088
  Wal-Mart Stores, Inc. ....................................       21,400      1,136,875
                                                                             -----------
                                                                               3,243,500
                                                                             -----------
Semiconductors -- 6.5%
  *Altera Corp. ............................................       21,700        570,981
  *Applied Materials, Inc. .................................        3,130        119,527
  *Applied Micro Circuits Corp. ............................        4,820        361,726
  *Broadcom Corp., Class A..................................          500         42,250
  Cree, Inc. ...............................................          400         14,213
  *Cypress Semiconductor Corp. .............................        1,500         29,531
  Dallas Semiconductor Corp. ...............................          550         14,094
  *Fairchild Semiconductor Corp., Class A...................           60            866
  *Integrated Device Technology, Inc. ......................          400         13,250
  Intel Corp. ..............................................       42,300      1,279,575
  *International Rectifier Corp. ...........................          450         13,500
  *KLA-Tencor Corp. ........................................        1,000         33,688
  LAM Research Corp. .......................................        1,840         26,680
  Lattice Semiconductor Corp. ..............................          800         14,700
  Micrel, Inc. .............................................          400         13,475
  Microchip Technology, Inc. ...............................          650         14,259
  *Micron Technology, Inc. .................................        2,100         74,550
  *Novellus Systems, Inc. ..................................          450         16,172
  PMC-Sierra, Inc. .........................................        2,800        220,150
  SanDisk Corp. ............................................          400         11,100
  *SDL, Inc. ...............................................          250         37,047
  *Triquint Semiconductor, Inc. ............................          200          8,738
  *Vitesse Semiconductors Corp. ............................          260         14,381
                                                                             -----------
                                                                               2,944,453
                                                                             -----------
Software -- 5.0%
  Adobe Systems, Inc. ......................................        1,360         79,135
  Ariba, Inc. ..............................................        1,200         64,500
  BEA Systems, Inc. ........................................        1,200         80,775
  *Citrix Systems, Inc. ....................................          340          7,650
  Exodus Communications, Inc. ..............................          770         15,400
  I2 Technologies, Inc. ....................................           50          2,719
  *Inktomi Corp. ...........................................          500          8,938

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software (Continued)
  *International Game Technology, Inc. .....................          350    $    16,800
  *Mercury Interactive Corp. ...............................          400         36,100
  Micromuse, Inc. ..........................................          700         42,252
  *Microsoft Corp. .........................................       12,780        555,930
  *National Instruments Corp. ..............................          300         14,569
  *Network Associates, Inc. ................................          250          1,047
  *Oracle Corp. ............................................       43,060      1,251,431
  Rational Software Corp. ..................................        1,200         46,725
  *Symantec Corp. ..........................................           60          2,003
  *TIBCO Software, Inc. ....................................          900         43,144
  *Wind River Systems, Inc. ................................          680         23,205
                                                                             -----------
                                                                               2,292,323
                                                                             -----------
Transportation -- 0.0%
  Expeditors International of Washington, Inc. .............          230         12,348
                                                                             -----------
Utilities -- 0.5%
  Calpine Corp. ............................................          800         36,050
  Enron Corp. ..............................................        2,050        170,406
                                                                             -----------
                                                                                 206,456
                                                                             -----------
    TOTAL COMMON STOCK (COST $45,456,968)...................                  42,913,101
                                                                             -----------
SHORT TERM INVESTMENTS -- 3.0%
  Provident Institutional Funds -- TempCash.................    1,376,200      1,376,200
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,376,200)..........                   1,376,200
                                                                             -----------
    TOTAL INVESTMENTS -- 97.5% (COST $46,833,168)...........                  44,289,301
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.5%...............                   1,118,255
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $11.50 per share based on 3,947,127 shares
    of capital stock outstanding)...........................                 $45,407,556
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($45,407,556/3,947,127 shares outstanding)................                 $     11.50
                                                                             ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 97.8%
Aerospace & Defense -- 2.5%
  Boeing Co. ...............................................        4,300    $   283,800
  Goodrich (B.F.) Co. ......................................        1,500         54,562
  *Litton Industries, Inc. .................................        1,150         90,491
  Lockheed Martin Corp. ....................................          700         23,765
  Northrop Grumman Holdings Corp. ..........................          950         78,850
  United Technologies Corp. ................................        2,223        174,783
                                                                             -----------
                                                                                 706,251
                                                                             -----------
Airlines -- 0.5%
  *AMR Corp. ...............................................        2,300         90,131
  Delta Air Lines, Inc. ....................................        1,200         60,225
                                                                             -----------
                                                                                 150,356
                                                                             -----------
Apparel -- 0.2%
  VF Corp. .................................................        1,700         61,608
                                                                             -----------
Appliances -- 0.3%
  Black & Decker Corp. .....................................        2,100         82,425
                                                                             -----------
Automobiles -- 0.6%
  Ford Motor Co. ...........................................        4,591        107,602
  General Motors Corp. .....................................        1,200         61,125
                                                                             -----------
                                                                                 168,727
                                                                             -----------
Automotive & Equipment -- 0.8%
  *Autozone, Inc. ..........................................          700         19,950
  Cooper Tire & Rubber Co. .................................          250          2,656
  Dana Corp. ...............................................        2,200         33,687
  Delphi Automotive Systems Corp. ..........................        2,600         29,250
  Genuine Parts Co. ........................................        1,300         34,044
  Goodyear Tire & Rubber Co. ...............................        2,300         52,877
  Visteon Corp. ............................................        4,665         53,647
                                                                             -----------
                                                                                 226,111
                                                                             -----------
Banks -- 11.0%
  AmSouth Bancorp...........................................        5,200         79,300
  Bank of America Corp. ....................................        7,117        326,492
  Bank of New York Co., Inc. ...............................        1,600         88,300
  Bank One Corp. ...........................................        3,800        139,175
  Chase Manhattan Corp. ....................................        4,500        204,469
  Comerica, Inc. ...........................................        1,300         77,187
  First Union Corp. ........................................        4,900        136,281
  Firstar Corp. ............................................        4,600        106,950
  Golden West Financial Corp. ..............................          800         54,000

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks (Continued)
  Huntington Bancshares, Inc. ..............................        3,800    $    61,512
  KeyCorp. .................................................        3,500         98,000
  Morgan (J.P.) & Co., Inc. ................................        1,600        264,800
  National City Corp. ......................................        9,300        267,375
  PNC Financial Services Group..............................        2,300        168,044
  Regions Financial Corp. ..................................        3,200         87,400
  Southtrust Corp. .........................................        1,200         48,825
  Summit Bancorp............................................        1,300         49,644
  Suntrust Banks, Inc. .....................................        1,900        119,700
  U.S. Bancorp..............................................        4,200        122,587
  Union Planters Corp. .....................................        5,500        196,625
  UnionBanCal Corp. ........................................        2,400         57,750
  Wells Fargo Co. ..........................................        7,100        395,381
                                                                             -----------
                                                                               3,149,797
                                                                             -----------
Beverages -- 1.1%
  Anheuser-Busch Companies, Inc. ...........................          300         13,650
  Coca-Cola Co. ............................................          500         30,469
  Coca-Cola Enterprises, Inc. ..............................        3,600         68,400
  Pepsico, Inc. ............................................        4,100        203,206
                                                                             -----------
                                                                                 315,725
                                                                             -----------
Broadcasting & Publishing -- 1.6%
  American Greetings Corp., Class A.........................          500          4,719
  AT&T Corp. - Liberty Media, Class A.......................        4,600         62,387
  *Clear Channel Communications, Inc. ......................        1,600         77,500
  Gannett, Inc. ............................................        1,900        119,819
  *Infinity Broadcasting, Inc. .............................        3,000         83,812
  New York Times Co. .......................................        2,100         84,131
  *Viacom, Inc., Class B....................................          300         14,025
                                                                             -----------
                                                                                 446,393
                                                                             -----------
Building & Building Supplies -- 0.9%
  Centex Corp. .............................................          950         35,684
  Lowe's Cos., Inc. ........................................        1,100         48,950
  Masco Corp. ..............................................        4,000        102,750
  Owens Corning, Inc. ......................................          200            162
  Vulcan Materials Co. .....................................        1,500         71,813
                                                                             -----------
                                                                                 259,359
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services -- 0.0%
  Bergen Brunswig Corp. ....................................          500    $     7,915
                                                                             -----------
Business Equipment -- 0.3%
  *Lexmark International Group, Inc., Class A...............        1,900         84,194
                                                                             -----------
Cable TV Systems -- 0.4%
  USA Networks, Inc. .......................................        5,300        103,019
                                                                             -----------
Chemicals & Allied Products -- 3.2%
  Air Products & Chemicals, Inc. ...........................        4,900        200,900
  Ashland, Inc. ............................................        2,150         77,164
  Cabot Corp. ..............................................          500         13,187
  Dow Chemical Co. .........................................        2,250         82,406
  Du Pont (E.I.) de Nemours & Co. ..........................        3,100        149,769
  Eastman Chemical Co. .....................................        2,500        121,875
  Engelhard Corp. ..........................................        2,100         42,787
  *F.M.C. Corp. ............................................          450         32,259
  Great Lakes Chemical Corp. ...............................          450         16,734
  Lubrizol Corp. ...........................................          450         11,587
  Millennium Chemicals, Inc. ...............................        1,000         18,125
  Praxair, Inc. ............................................        2,200         97,625
  Union Carbide Corp. ......................................        1,000         53,812
                                                                             -----------
                                                                                 918,230
                                                                             -----------
Communications -- 7.2%
  *Andrew Corp. ............................................          400          8,700
  AT&T Corp. ...............................................        8,600        148,887
  BellSouth Corp. ..........................................        6,500        266,094
  *Comcast Corp. Special Class A Non-Voting.................          900         37,575
  *Qwest Communications International, Inc. ................        3,200        131,200
  SBC Communications, Inc. .................................       14,266        681,201
  Sprint Corp. .............................................          900         18,281
  Telephone and Data Systems, Inc. .........................          600         54,000
  Verizon Communications....................................       11,864        594,683
  *Worldcom, Inc. ..........................................        8,100        113,400
                                                                             -----------
                                                                               2,054,021
                                                                             -----------
Computers -- 2.1%
  *Adaptec, Inc. ...........................................          800          8,200
  Compaq Computer Corp. ....................................        2,000         30,100
  DST Systems, Inc. ........................................        1,200         80,400
  Hewlett Packard Co. ......................................        3,550        112,047
  International Business Machines Corp. ....................        1,800        153,000

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers (Continued)
  *NCR Corp. ...............................................        2,200    $   108,075
  SunGard Data Systems, Inc. ...............................        1,600         75,400
  Vishay Intertechnology, Inc. .............................        1,500         22,687
                                                                             -----------
                                                                                 589,909
                                                                             -----------
Consumer Products -- 2.7%
  Briggs & Stratton Corp. ..................................           75          3,328
  *Energizer Holdings, Inc. ................................          966         20,648
  Fortune Brands, Inc. .....................................        5,300        159,000
  Kimberly-Clark Corp. .....................................        2,200        155,518
  Maytag Corp. .............................................          575         18,580
  Newell Rubbermaid, Inc. ..................................        3,900         88,725
  Procter & Gamble Co. .....................................        3,675        288,258
  Whirlpool Corp. ..........................................        1,050         50,072
                                                                             -----------
                                                                                 784,129
                                                                             -----------
Containers -- 0.4%
  Ball Corp. ...............................................          250         11,516
  Bemis Co., Inc. ..........................................          800         26,850
  *Owens-Illinois, Inc. ....................................        1,200          6,825
  Sonoco Products Co. ......................................        3,600         77,850
                                                                             -----------
                                                                                 123,041
                                                                             -----------
Cosmetics and Toiletries -- 0.9%
  Avon Products, Inc. ......................................        3,000        143,625
  Colgate-Palmolive Co. ....................................        1,100         71,005
  International Flavors & Fragrances, Inc. .................        1,500         30,469
                                                                             -----------
                                                                                 245,099
                                                                             -----------
Drugs & Health Care -- 7.3%
  Abbott Laboratories.......................................        8,000        387,500
  *Aetna, Inc. .............................................          600         24,637
  Becton, Dickinson & Co. ..................................        1,100         38,087
  Bristol-Myers Squibb Co. .................................        3,750        277,266
  Cardinal Health, Inc. ....................................          500         49,812
  Johnson & Johnson.........................................        5,550        583,097
  Merck & Co., Inc. ........................................        4,800        449,400
  Schering Plough Corp. ....................................          700         39,725
  *Tenet Healthcare Corp. ..................................        3,000        133,312
  Unitedhealth Group, Inc. .................................        1,600         98,200
                                                                             -----------
                                                                               2,081,036
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electrical Equipment -- 0.4%
  C & D Technology, Inc. ...................................        1,400    $    60,463
  Hubbell, Inc., Class B....................................        1,900         50,350
                                                                             -----------
                                                                                 110,813
                                                                             -----------
Electronics -- 1.0%
  *Arrow Electronics, Inc. .................................          700         20,037
  Avnet, Inc. ..............................................          700         15,050
  Emerson Electric Co. .....................................          800         63,050
  General Electric Co. .....................................          600         28,762
  Johnson Controls, Inc. ...................................        1,300         67,600
  PerkinElmer, Inc. ........................................          400         42,000
  *Teradyne, Inc. ..........................................        1,000         37,250
  Thomas & Betts Corp. .....................................          450          7,284
                                                                             -----------
                                                                                 281,033
                                                                             -----------
Energy -- 2.3%
  Chevron Corp. ............................................        4,400        371,525
  DTE Energy Co. ...........................................        1,100         42,831
  Dynegy, Inc., Class A.....................................        1,800        100,912
  *Fluor Corp. .............................................          550         18,184
  Royal Dutch Petroleum Co. ................................          500         30,281
  Valero Energy Corp. ......................................        1,100         40,906
  Ultramar Diamond Shamrock Corp. ..........................        1,300         40,137
                                                                             -----------
                                                                                 644,776
                                                                             -----------
Entertainment -- 0.2%
  Walt Disney Co. ..........................................        2,225         64,386
                                                                             -----------
Finance -- 12.5%
  Ambac Financial Group, Inc. ..............................        3,600        209,925
  American Express Co. .....................................        3,900        214,256
  Bear Stearns Companies, Inc. .............................          300         15,206
  Citigroup, Inc. ..........................................       21,132      1,079,053
  FleetBoston Financial Corp. ..............................        9,500        356,844
  GreenPoint Financial Corp. ...............................        3,000        122,812
  Hartford Financial Services, Inc. ........................        1,800        127,125
  Household International, Inc. ............................        4,900        269,500
  Lehman Brothers Holdings, Inc. ...........................        2,150        145,394
  MBNA Corp. ...............................................        3,900        144,056
  Merrill Lynch & Co., Inc. ................................        2,800        190,925
  Morgan Stanley Dean Witter & Co. .........................        5,150        408,137

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance (Continued)
  Providian Financial Corp. ................................        1,200    $    69,000
  Wachovia Corp. ...........................................        1,800        104,625
  Washington Mutual, Inc. ..................................        2,550        135,309
                                                                             -----------
                                                                               3,592,167
                                                                             -----------
Finance - Investment & Other -- 1.6%
  *Charter One Financial, Inc. .............................        2,975         85,903
  Fannie Mae................................................        4,100        355,675
  Freddie Mac...............................................          400         27,550
                                                                             -----------
                                                                                 469,128
                                                                             -----------
Food & Food Distributors -- 3.1%
  Archer-Daniels Midland Co. ...............................        6,480         97,200
  ConAgra, Inc. ............................................        3,900        101,400
  Heinz (H.J.) Co. .........................................          900         42,694
  Hormel Foods Corp. .......................................        1,100         20,487
  Kellogg Co. ..............................................        3,000         78,750
  *Kroger Co. ..............................................        6,700        181,319
  Quaker Oats Co. ..........................................        1,000         97,375
  Ralston Purina Group......................................        2,600         67,925
  Sara Lee Corp. ...........................................        2,200         54,037
  Supervalu, Inc. ..........................................        5,000         69,375
  Sysco Corp. ..............................................        2,200         66,000
  Tyson Foods, Inc. ........................................        1,600         20,400
                                                                             -----------
                                                                                 896,962
                                                                             -----------
Home Furnishings/Housewares -- 0.2%
  Leggett & Platt, Inc. ....................................        2,500         47,344
                                                                             -----------
Hotel/Restaurants -- 0.6%
  Hilton Hotels Corp. ......................................        5,500         57,750
  Starwood Hotels & Resorts Worldwide, Inc. ................        3,400        119,850
                                                                             -----------
                                                                                 177,600
                                                                             -----------
Industrial Diversified -- 0.8%
  Martin Marietta Materials, Inc. ..........................          700         29,610
  Parker-Hannifin Corp. ....................................        3,300        145,612
  Sherwin Williams Co. .....................................        2,400         63,150
                                                                             -----------
                                                                                 238,372
                                                                             -----------
Insurance -- 5.7%
  American General Corp. ...................................          700         57,050
  American International Group, Inc. .......................        6,875        677,617
  Aon Corp. ................................................        1,200         41,100

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance (Continued)
  Chubb Corp. ..............................................        1,050    $    90,825
  Cigna Corp. ..............................................        1,400        185,220
  Lincoln National Corp. ...................................        1,800         85,162
  Loews Corp. ..............................................          600         62,137
  Manulife Financial Corp. .................................        2,300         72,163
  MBIA, Inc. ...............................................          500         37,063
  Old Republic International Corp. .........................        1,800         57,600
  Radian Group, Inc. .......................................        1,800        135,113
  St. Paul Companies, Inc. .................................        1,500         81,469
  Torchmark Corp. ..........................................        1,000         38,438
                                                                             -----------
                                                                               1,620,957
                                                                             -----------
Leisure & Amusements -- 0.0%
  Brunswick Corp. ..........................................          700         11,506
                                                                             -----------
Machinery & Heavy Equipment -- 0.5%
  Deere & Co. ..............................................        1,500         68,719
  Dover Corp. ..............................................        1,800         73,013
                                                                             -----------
                                                                                 141,732
                                                                             -----------
Machinery & Instrumentation -- 0.0%
  Snap-On, Inc. ............................................          500         13,938
                                                                             -----------
Manufacturing -- 3.2%
  Alcan Aluminium Ltd. .....................................        1,250         42,734
  Allegheny Technologies, Inc. .............................        1,900         30,163
  *American Standard Cos., Inc. ............................          700         34,519
  Cooper Industries, Inc. ..................................        4,600        211,313
  Eaton Corp. ..............................................        1,100         82,706
  Honeywell International, Inc. ............................          600         28,388
  Kemet Corp. ..............................................        1,800         27,225
  Minnesota Mining & Manufacturing Co. .....................        1,850        222,925
  PPG Industries, Inc. .....................................          950         43,997
  *Smurfit-Stone Container Corp. ...........................        3,300         49,294
  Textron, Inc. ............................................          800         37,200
  Tyco International Ltd. ..................................        1,800         99,900
                                                                             -----------
                                                                                 910,364
                                                                             -----------
Medical & Medical Services -- 0.0%
  *Health Net, Inc. ........................................          400         10,475
                                                                             -----------
Medical Equipment & Supplies -- 0.3%
  *Boston Scientific Corp. .................................        5,500         75,281
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas -- 8.4%
  Amerada Hess Corp. .......................................        1,050    $    76,716
  Conoco, Inc. .............................................        2,700         77,288
  Conoco, Inc., Class B.....................................        1,400         40,513
  Devon Energy Corp. .......................................          600         36,582
  Exxon Mobil Corp. ........................................       13,528      1,176,091
  KeySpan Corp. ............................................        1,500         63,563
  *Nabors Industries, Inc. .................................        1,500         88,725
  *Noble Drilling Corp. ....................................        1,400         60,813
  Occidental Petroleum Corp. ...............................        4,000         97,000
  Phillips Petroleum Co. ...................................        3,800        216,125
  Sunoco, Inc. .............................................        1,300         43,794
  Texaco, Inc. .............................................        3,600        223,650
  Tosco Corp. ..............................................        1,100         37,331
  Unocal Corp. .............................................          900         34,819
  USX-Marathon Group, Inc. .................................        4,600        127,650
                                                                             -----------
                                                                               2,400,660
                                                                             -----------
Oil Equipment & Services -- 0.4%
  *BJ Services Co. .........................................        1,200         82,650
  Kerr-McGee Corp. .........................................          600         40,163
                                                                             -----------
                                                                                 122,813
                                                                             -----------
Paper & Forest Products -- 0.9%
  Boise Cascade Corp. ......................................          500         16,813
  Georgia Pacific Corp. ....................................        1,590         49,489
  International Paper Co. ..................................        1,324         54,036
  Mead Corp. ...............................................          800         25,100
  Temple Inland, Inc. ......................................          700         37,538
  Westvaco Corp. ...........................................          800         23,350
  Willamette Industries, Inc. ..............................          800         37,550
                                                                             -----------
                                                                                 243,876
                                                                             -----------
Railroads -- 1.0%
  Burlington Northern Santa Fe Corp. .......................        3,500         99,094
  Canadian Pacific Ltd. ....................................        1,700         48,556
  CSX Corp. ................................................        1,500         38,906
  Norfolk Southern Corp. ...................................        3,900         51,919
  Union Pacific Corp., Series A.............................          975         49,481
                                                                             -----------
                                                                                 287,956
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Restaurants -- 0.3%
  Darden Restaurants, Inc. .................................        3,200    $    73,200
  McDonald's Corp. .........................................          600         20,400
                                                                             -----------
                                                                                  93,600
                                                                             -----------
Retail Food Chains -- 0.2%
  *Brinker International, Inc. .............................        1,400         59,150
                                                                             -----------
Retail Merchandising -- 2.3%
  Albertson's, Inc. ........................................        1,800         47,700
  *Federated Department Stores, Inc. .......................          800         28,000
  Limited, Inc. ............................................        4,600         78,488
  May Department Stores Co. ................................        1,200         39,300
  *Office Depot, Inc. ......................................       11,100         79,088
  Sears, Roebuck & Co. .....................................        5,600        194,600
  Talbots, Inc. ............................................        1,500         68,438
  TJX Companies, Inc. ......................................        2,800         77,700
  *Zale Corp. ..............................................        1,200         34,875
                                                                             -----------
                                                                                 648,189
                                                                             -----------
Semiconductors -- 0.2%
  *Applied Materials, Inc. .................................          550         21,003
  *Fairchild Semiconductor Corp., Class A...................        1,000         14,438
  SanDisk Corp. ............................................        1,000         27,750
                                                                             -----------
                                                                                  63,191
                                                                             -----------
Software -- 0.1%
  *Symantec Corp. ..........................................        1,000         33,375
                                                                             -----------
Steel -- 0.1%
  Nucor Corp. ..............................................          600         23,813
                                                                             -----------
Technology -- 0.1%
  *Ingram Micro, Inc., Class A..............................        1,100         12,375
  *Tech Data Corp. .........................................          400         10,819
                                                                             -----------
                                                                                  23,194
                                                                             -----------
Tobacco -- 1.6%
  Philip Morris Cos., Inc. .................................       10,200        448,800
                                                                             -----------
Transportation -- 0.3%
  United Parcel Service.....................................        1,300         76,456
                                                                             -----------
Travel -- 0.3%
  Royal Caribbean Cruises, Ltd. ............................        3,500         92,575
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities -- 5.1%
  Ameren Corp. .............................................        1,000    $    46,313
  American Electric Power Co. ..............................        2,240        104,160
  Cinergy Corp. ............................................        2,400         84,300
  CMS Energy Corp. .........................................        1,800         57,037
  Consolidated Edison, Inc. ................................        2,300         88,550
  Constellation Energy Group................................        1,800         81,113
  DQE, Inc. ................................................          900         29,475
  Edison International......................................        6,700        104,688
  FirstEnergy Corp. ........................................        1,500         47,344
  GPU, Inc. ................................................        1,400         51,538
  Massey Energy Co. ........................................          550          7,012
  NiSource, Inc. ...........................................          500         15,375
  PG&E Corp. ...............................................        2,700         54,000
  Pinnacle West Capital Corp. ..............................        1,700         80,963
  Potomac Electric Power Co. ...............................        1,700         42,007
  Puget Sound Energy, Inc. .................................        1,300         36,156
  Reliant Energy, Inc. .....................................        4,000        173,250
  Southern Co. .............................................        3,000         99,750
  TXU Corp. ................................................        3,900        172,819
  Wisconsin Energy Corp. ...................................          900         20,306
  Xcel Energy, Inc. ........................................        3,230         93,872
                                                                             -----------
                                                                               1,490,028
                                                                             -----------
Waste Management -- 0.1%
  *Republic Services, Inc. .................................        2,200         37,813
                                                                             -----------
    TOTAL COMMON STOCK (COST $25,733,270)...................                  28,009,668
                                                                             -----------
SHORT TERM INVESTMENTS -- 3.9%
  Provident Institutional Funds -- TempCash.................    1,117,778      1,117,778
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,117,778)..........                   1,117,778
                                                                             -----------
    TOTAL INVESTMENTS -- 101.7% (COST $26,851,048)..........                  29,127,446
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7)%.............                    (497,572)
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.06 per share based on 2,846,542 shares
    of capital stock outstanding)...........................                 $28,629,874
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($28,629,874/2,846,542 shares outstanding)................                 $     10.06
                                                                             ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 93.4%
Air Transport -- 0.9%
  *EGL, Inc.................................................       12,700    $   304,006
  Forward Air Corp..........................................        6,450        240,666
                                                                             -----------
                                                                                 544,672
                                                                             -----------
Airlines -- 2.5%
  *Atlantic Coast Airlines, Inc.............................       10,700        437,362
  Ryanair Holdings Plc......................................       11,900        662,681
  SkyWest, Inc..............................................       16,200        465,750
                                                                             -----------
                                                                               1,565,793
                                                                             -----------
Banks -- 4.9%
  Cullen Frost Bankers, Inc.................................       20,000        836,250
  Golden State Bancorp, Inc.................................       41,600      1,307,800
  Investors Financial Services Corp.........................        8,300        713,800
  Washington Federal, Inc...................................        5,900        167,781
                                                                             -----------
                                                                               3,025,631
                                                                             -----------
Books -- 1.1%
  *Barnes & Noble, Inc......................................       24,900        659,850
                                                                             -----------
Broadcasting & Publishing -- 2.1%
  *Crown Media Holdings, Inc. Class A.......................       48,600        987,187
  *Scandinavian Broadcasting S.A............................       12,500        327,344
                                                                             -----------
                                                                               1,314,531
                                                                             -----------
Building & Building Supplies -- 0.2%
  Dycom Industries, Inc.....................................        4,200        150,937
                                                                             -----------
Business & Consumer Services -- 4.5%
  Bergen Brunswig Corp......................................       45,500        720,265
  Career Education Corp.....................................          800         31,300
  C-COR.Net Corp............................................       18,200        176,881
  Corporate Executive Board Co..............................        5,500        218,711
  Documentum, Inc...........................................        2,200        109,312
  *Resources Connection Inc.................................       23,200        440,800
  *SmartForce Plc - ADR.....................................        9,500        356,844
  *Watson Wyatt & Co. Holdings..............................       30,700        721,450
                                                                             -----------
                                                                               2,775,563
                                                                             -----------
Chemicals & Allied Products -- 1.1%
  *Cytec Industries, Inc....................................        9,200        367,425
  *Eden Bioscience Corp.....................................        9,700        290,394
                                                                             -----------
                                                                                 657,819
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 7.3%
  *Anaren Microwave, Inc....................................       17,000    $ 1,142,187
  *ANTEC Corp...............................................       21,200        167,612
  *DMC Stratex Networks, Inc................................       27,200        408,000
  *Entravision Communications Corp..........................       54,300        997,762
  *Integrated Telecom Express, Inc..........................       27,700        132,441
  *Lightpath Technologies, Inc., Class A....................       22,900        317,737
  Newport Corp..............................................        8,300        652,458
  Peregrine Systems, Inc....................................        7,200        142,200
  *Radio Unica Corp.........................................       21,400         80,250
  *SBA Communications Corp..................................        9,500        390,094
  *Stanford Microdevices, Inc...............................        3,300        118,800
                                                                             -----------
                                                                               4,549,541
                                                                             -----------
Computers -- 3.2%
  *Avocent Corp.............................................       10,650        287,550
  Emulex Corp...............................................        5,100        407,681
  *Integrated Circuit Systems, Inc..........................       53,700        889,406
  *NetScout Systems, Inc....................................       27,500        275,000
  Silicon Storage Technology, Inc...........................       10,800        127,575
                                                                             -----------
                                                                               1,987,212
                                                                             -----------
Drugs & Health Care -- 9.7%
  *Alexion Pharmaceuticals, Inc.............................        4,200        272,737
  Alkermes, Inc.............................................       14,100        442,387
  Bindley Western Industries, Inc...........................       17,900        743,969
  COR Therapeutics, Inc.....................................        7,000        246,312
  *Cubist Pharmaceuticals, Inc..............................        8,000        232,000
  *Dendreon Corp............................................       16,200        243,000
  Elan Corp. Plc ADR........................................        4,000        176,000
  *Humana, Inc..............................................       42,600        649,650
  Inhale Therapeutic Systems, Inc...........................        7,500        378,750
  *Medicis Pharmaceutical Corp., Class A....................        5,100        301,537
  *NPS Pharmaceuticals, Inc.................................        5,800        278,400
  Priority Healthcare Corp., Class B........................       50,848      2,075,234
                                                                             -----------
                                                                               6,039,976
                                                                             -----------
Electrical Equipment -- 0.2%
  Quanta Services, Inc......................................        3,550        114,266
                                                                             -----------
Electronics -- 8.6%
  *Credence Systems, Inc....................................       41,000        943,000
  *Integrated Silicon Solution, Inc.........................       66,700        958,812
  *Netsilicon, Inc..........................................       80,700        300,103

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics (Continued)
  *Photronics, Inc..........................................       19,700    $   461,719
  *Quicklogic Corp..........................................       37,300        258,769
  Sawtek, Inc...............................................        8,100        374,119
  Semtech Corp..............................................       28,400        626,575
  *SIPEX Corp...............................................        8,300        198,681
  *Varian Semiconductor Equipment Associates, Inc...........       36,600        869,250
  *Veeco Instruments, Inc...................................        8,400        337,050
                                                                             -----------
                                                                               5,328,078
                                                                             -----------
Energy -- 6.4%
  *Active Power, Inc........................................        6,800        149,175
  *Orion Power Holdings, Inc................................       16,400        403,850
  *Patterson Energy, Inc....................................       25,700        957,325
  *PECO II, Inc.............................................       19,800        512,325
  Valero Energy Corp........................................       27,700      1,030,094
  Western Resources, Inc....................................       36,400        903,175
                                                                             -----------
                                                                               3,955,944
                                                                             -----------
Finance -- 3.2%
  Astoria Financial Corp....................................       14,400        782,100
  First American Financial Corp.............................        5,400        177,525
  Metris Companies, Inc.....................................       17,300        455,206
  The MONY Group, Inc.......................................       11,000        543,813
                                                                             -----------
                                                                               1,958,644
                                                                             -----------
Foods -- 0.6%
  *Krispy Kreme Doughnuts, Inc..............................        4,000        332,000
                                                                             -----------
Healthcare Services -- 0.9%
  *Ilex Oncology, Inc.......................................        5,600        147,350
  *Universal Health Services, Inc. Class B..................        3,900        435,825
                                                                             -----------
                                                                                 583,175
                                                                             -----------
Machinery & Heavy Equipment -- 0.7%
  McDermott International, Inc..............................       42,700        459,025
                                                                             -----------
Medical & Medical Services -- 1.8%
  *Angiotech Pharmaceuticals, Inc...........................        4,500        207,000
  *Arena Pharmaceuticals, Inc...............................       13,500        209,250
  *Enzon, Inc...............................................        4,700        291,694
  *Pain Therapeutics, Inc...................................       26,200        389,725
                                                                             -----------
                                                                               1,097,669
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies -- 2.8%
  Corvas International, Inc.................................       15,600    $   224,250
  *PolyMedica Corp..........................................        5,900        196,913
  *Varian, Inc..............................................       21,500        728,313
  *Varian Medical Systems, Inc..............................        8,600        584,263
                                                                             -----------
                                                                               1,733,739
                                                                             -----------
Oil & Gas -- 4.4%
  Cabot Oil & Gas Corp......................................       52,100      1,624,869
  Cal Dive International, Inc...............................       13,000        346,125
  *Stone Energy Corp........................................        7,100        458,305
  *Syntroleum Corp..........................................       20,700        351,900
                                                                             -----------
                                                                               2,781,199
                                                                             -----------
Oil Equipment & Services -- 7.5%
  *Core Laboratories N.V....................................       15,400        420,613
  Hanover Compressor Co.....................................       10,100        450,081
  *Marine Drilling Co., Inc.................................       31,900        853,325
  *National-Oilwell, Inc....................................       15,900        615,131
  *Pioneer Natural Resources Co.............................       44,900        883,969
  *Pride International, Inc.................................       19,200        472,800
  *Rowan Cos., Inc..........................................       36,400        982,800
                                                                             -----------
                                                                               4,678,719
                                                                             -----------
Real Estate -- 1.0%
  *Costar Group.............................................       25,500        602,438
                                                                             -----------
Restaurants -- 0.2%
  Rare Hospitality International, Inc.......................        6,000        133,875
                                                                             -----------
Retail-apparel -- 0.5%
  *Gymboree Corp............................................       23,500        326,063
                                                                             -----------
Semiconductors -- 11.2%
  ATMI, Inc.................................................       20,400        397,800
  *Cirrus Logic, Inc........................................       33,200        622,500
  Cree, Inc.................................................        5,200        184,762
  *DuPont Photomasks, Inc...................................        7,400        391,044
  Elantec Semiconductor, Inc................................       16,000        444,000
  Exar Corp.................................................       21,100        653,770
  *Fairchild Semiconductor Corp., Class A...................       40,800        589,050
  *International Rectifier Corp.............................       10,300        309,000
  *LAM Research Corp........................................       26,700        387,150
  Micrel, Inc...............................................       10,900        367,194
  Pericom Semiconductor Corp................................       13,500        249,750
  *Photon Dynamics, Inc.....................................        5,400        121,500

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors (Continued)
  *PLX Technology, Inc......................................       47,900    $   398,169
  QLogic Corp...............................................        4,100        315,700
  *Triquint Semiconductor, Inc..............................       22,400        978,600
  *Ultratech Stepper, Inc...................................       15,100        390,713
  *Viasystems Group, Inc....................................       21,100        175,394
                                                                             -----------
                                                                               6,976,096
                                                                             -----------
Software -- 1.1%
  * Aspen Technology, Inc...................................        7,800        259,350
  * Level 8 Systems, Inc....................................       17,600        107,250
  * Take-Two Interactive Software, Inc......................       24,900        286,350
                                                                             -----------
                                                                                 652,950
                                                                             -----------
Steel -- 1.8%
  *Grant Prideco, Inc.......................................       51,400      1,127,588
                                                                             -----------
Technology -- 1.3%
  *Diamondcluster International, Inc........................        7,200        219,600
  *Stratos Lightwave, Inc...................................       35,800        610,838
                                                                             -----------
                                                                                 830,438
                                                                             -----------
Utilities -- 1.7%
  *Caminus Corp.............................................        8,400        195,300
  *Chesapeake Energy Corp...................................       32,400        328,050
  FuelCell Energy, Inc......................................        2,400        164,550
  *Massey Energy Co.........................................       13,800        175,950
  UTI Energy Corp...........................................        5,600        184,100
                                                                             -----------
                                                                               1,047,950
                                                                             -----------
    TOTAL COMMON STOCK (COST $59,372,162)...................                  57,991,381
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.7%
  Provident Institutional Funds -- TempCash.................    1,724,822    $ 1,724,822
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,724,822)..........                   1,724,822
                                                                             -----------
    TOTAL INVESTMENTS -- 96.1% (COST $61,096,984)...........                  59,716,203
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.9%...............                   2,403,345
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $14.38 per share based on 4,318,986 shares
    of capital stock outstanding)...........................                 $62,119,548
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($62,119,548/4,318,986 shares outstanding)................                 $     14.38
                                                                             ===========

*Non-Income Producing
See Accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 98.7%
Automotive & Equipment -- 0.7%
  Borg-Warner Automotive, Inc. .............................        3,600    $   144,000
                                                                             -----------
Banks -- 10.1%
  Centura Banks, Inc. ......................................        4,800        231,600
  Colonial BancGroup, Inc. .................................       15,400        165,550
  Commercial Federal Corp. .................................       19,825        385,348
  First Bell Bancorp, Inc. .................................        5,300         72,544
  *Local Financial Corp. ...................................       18,000        236,250
  OceanFirst Financial Corp. ...............................        8,700        214,237
  Pacific Century Financial Corp. ..........................       17,375        307,320
  Seacoast Financial Services Corp. ........................       20,700        248,400
  Sovereign Bancorp, Inc. ..................................       19,400        157,625
  Washington Federal, Inc. .................................        7,900        224,656
                                                                             -----------
                                                                               2,243,530
                                                                             -----------
Broadcasting & Publishing -- 3.5%
  Banta Corp. ..............................................       13,000        330,460
  Bowne & Co., Inc. ........................................        7,775         82,123
  Hollinger International, Inc. ............................       16,250        257,969
  *Valuevision International, Inc., Class A.................        8,050        101,631
                                                                             -----------
                                                                                 772,183
                                                                             -----------
Building & Building Supplies -- 4.4%
  Clayton Homes, Inc. ......................................       23,700        272,550
  *Jacobs Engineering Group, Inc. ..........................        7,200        332,550
  Texas Industries, Inc. ...................................        4,425        132,750
  York International Corp. .................................        7,700        236,294
                                                                             -----------
                                                                                 974,144
                                                                             -----------
Chemicals & Allied Products -- 6.4%
  Crompton Corp. ...........................................       25,400        266,700
  *Cytec Industries, Inc. ..................................       16,675        665,958
  Ferro Corp. ..............................................       11,800        271,400
  Millennium Chemicals, Inc. ...............................       11,725        212,516
                                                                             -----------
                                                                               1,416,574
                                                                             -----------
Communications -- 4.2%
  *Davox Corp. .............................................       10,775        105,056
  *Microcell Telecommunications, Inc. ......................        9,050        171,950
  True North Communications, Inc. ..........................        8,250        350,625
  *Valassis Communications, Inc. ...........................        9,700        306,156
                                                                             -----------
                                                                                 933,787
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 0.5%
  *Bell & Howell Co. .......................................        7,175    $   118,387
                                                                             -----------
Diversified -- 1.3%
  Wallace Computer Services, Inc. ..........................       16,525        280,925
                                                                             -----------
Drugs & Health Care -- 1.3%
  *Edwards Lifesciences Corp. ..............................        8,350        148,212
  *Perrigo Co. .............................................       15,650        129,602
                                                                             -----------
                                                                                 277,814
                                                                             -----------
Electronics -- 2.8%
  *APW Ltd. ................................................        5,000        168,750
  CTS Corp. ................................................        4,900        178,544
  Harman International Industries, Inc. ....................        7,300        266,450
                                                                             -----------
                                                                                 613,744
                                                                             -----------
Entertainment -- 1.2%
  *Gaylord Entertainment Co., Class A.......................       12,425        259,372
                                                                             -----------
Finance - Investment & Other -- 2.2%
  John Nuveen Co., Class A..................................        2,100        120,750
  Waddell & Reed Financial, Inc. ...........................        9,766        367,427
                                                                             -----------
                                                                                 488,177
                                                                             -----------
Food & Food Distributors -- 3.8%
  *Ralcorp Holdings, Inc. ..................................       15,350        251,356
  Sensient Technologies Corp. ..............................       12,700        288,925
  *Suiza Foods Corp. .......................................        6,300        302,400
                                                                             -----------
                                                                                 842,681
                                                                             -----------
Home Furnishings/Housewares -- 3.4%
  Bush Industries, Inc., Class A............................        4,000         46,500
  *Furniture Brands International, Inc. ....................       18,630        392,394
  *Mohawk Industries, Inc. .................................       11,700        320,287
                                                                             -----------
                                                                                 759,181
                                                                             -----------
Insurance -- 3.6%
  Alleghany Corp. ..........................................          850        174,675
  Blanch (E.W.) Holdings....................................       12,450        217,097
  *Insurance Auto Auctions, Inc. ...........................        8,600        103,200
  *Stewart Information Services Corp. ......................        7,425        164,742
  White Mountains Insurance Group Ltd. .....................          425        135,575
                                                                             -----------
                                                                                 795,289
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Heavy Equipment -- 0.6%
  Tennant Co. ..............................................        2,775    $   133,200
                                                                             -----------
Machinery & Instrumentation -- 3.5%
  Milacron, Inc. ...........................................       14,000        224,875
  Regal-Beloit Corp. .......................................       10,300        175,718
  Snap-On, Inc. ............................................       13,400        373,525
                                                                             -----------
                                                                                 774,118
                                                                             -----------
Manufacturing -- 18.7%
  Belden, Inc. .............................................       14,400        365,400
  Brady Corp................................................        9,400        317,838
  Clarcor, Inc..............................................       17,000        351,688
  Crane Co..................................................       11,825        336,273
  Donaldson Co., Inc........................................        9,425        262,133
  *Griffon Corp.............................................       22,300        175,613
  Hon Industries, Inc.......................................       12,200        311,100
  Lawson Products, Inc......................................        4,800        130,500
  *National R.V. Holdings, Inc..............................        5,975         69,086
  Nautica Enterprises, Inc..................................       13,500        205,664
  *Northwest Pipe Co........................................        5,200         36,725
  Pittston Brink's Group....................................       30,425        604,697
  Quanex Corp...............................................        6,550        131,819
  Rayonier, Inc.............................................        6,625        263,758
  *SPS Technologies, Inc....................................        5,800        317,913
  Standex International Corp................................        5,800        119,625
  Tredegar Corp.............................................        8,275        144,295
                                                                             -----------
                                                                               4,144,127
                                                                             -----------
Medical Equipment & Supplies -- 6.5%
  Arrow International, Inc..................................        4,250        160,105
  Dentsply International, Inc...............................        5,700        223,013
  *Haemonetics Corp.........................................       19,325        596,659
  Mentor Corp...............................................        8,050        156,975
  Owens & Minor, Inc. Holding Co............................       17,175        304,856
                                                                             -----------
                                                                               1,441,608
                                                                             -----------
Oil & Gas -- 4.2%
  Noble Affiliates, Inc.....................................        9,700        446,200
  Piedmont Natural Gas Co., Inc.............................        7,950        303,591
  Varco International, Inc..................................        7,940        172,695
                                                                             -----------
                                                                                 922,486
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Equipment & Services -- 0.8%
  *Core Laboratories N.V. ..................................        6,475    $   176,848
                                                                             -----------
Real Estate -- 5.5%
  Amli Residential Properties Trust.........................        3,900         96,281
  *Avatar Holding, Inc. ....................................       12,900        272,513
  BRE Properties, Inc., Class A.............................        7,500        237,656
  First Industrial Realty Trust, Inc. ......................       10,317        350,778
  Great Lakes REIT, Inc. ...................................        6,100        105,988
  Prentiss Properties Trust.................................        4,100        110,444
  Storage USA, Inc. ........................................        2,100         66,675
                                                                             -----------
                                                                               1,240,335
                                                                             -----------
Retail Food Chains -- 1.0%
  *IHOP Corp. ..............................................       10,700        232,056
                                                                             -----------
Retail Merchandising -- 2.3%
  Casey's General Stores, Inc. .............................       20,100        300,244
  Regis Corp. ..............................................       14,900        216,050
                                                                             -----------
                                                                                 516,294
                                                                             -----------
Semiconductors -- 0.8%
  Pioneer-Standard Electronics, Inc. .......................       15,700        172,700
                                                                             -----------
Software -- 0.6%
  Progress Software Corp. ..................................        9,075        131,020
                                                                             -----------
Transportation -- 2.2%
  Arnold Industries, Inc. ..................................       26,575        478,350
                                                                             -----------
Travel -- 1.6%
  Galileo International, Inc. ..............................       18,125        362,500
                                                                             -----------
Utilities -- 1.0%
  Peoples Energy Corp. .....................................        5,050        225,988
                                                                             -----------
    TOTAL COMMON STOCK (COST $18,907,616)...................                  21,871,418
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 6.8%
  Provident Institutional Funds -- TempCash.................    1,500,115    $ 1,500,115
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,500,115)..........                   1,500,115
                                                                             -----------
    TOTAL INVESTMENTS -- 105.5% (COST $20,407,731)..........                  23,371,533
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.5%).............                  (1,219,237)
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.12 per share based on 2,428,722 shares
    of capital stock outstanding)...........................                 $22,152,296
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($22,152,296/2,428,722 shares outstanding)................                 $      9.12
                                                                             ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statement of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                               MONEY
                                                                GROWTH         MARKET         BOND
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $ 4,322,190    $       --    $        --
  Interest..................................................      742,436     6,862,776      2,636,624
    Less: foreign taxes withheld............................      (13,544)           --             --
                                                              -----------    ----------    -----------
    Total Investment Income.................................    5,051,082     6,862,776      2,636,624
                                                              -----------    ----------    -----------
EXPENSES:
  Investment advisory fee...................................      902,332       268,225        129,876
  Administration fee........................................      247,675        94,663         32,736
  Directors' fee............................................       35,398        12,490          4,299
  Transfer agent fee........................................        6,146         3,647          2,635
  Custodian fee.............................................       29,884        13,137          4,859
  Legal fees................................................       68,179        26,113          9,209
  Audit fees................................................       19,592         7,313          1,510
  Printing..................................................       29,882         9,720          3,344
  Insurance.................................................       15,357         4,158          1,493
  Miscellaneous.............................................        2,873         1,487          2,876
                                                              -----------    ----------    -----------
                                                                1,357,318       440,953        192,837
  Less: expenses waived by Advisor and/or reimbursed by
    affiliated insurance company............................           --            --             --
                                                              -----------    ----------    -----------
    Total expenses..........................................    1,357,318       440,953        192,837
                                                              -----------    ----------    -----------
    Net investment income (loss)............................    3,693,764     6,421,823      2,443,787
                                                              -----------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments.............................................   22,730,822            --     (1,504,908)
    Realized gain (loss) from redemption-in-kind............    5,398,421            --             --
    Foreign Currency related transactions...................           --            --             --
                                                              -----------    ----------    -----------
                                                               28,129,243            --     (1,504,908)
                                                              -----------    ----------    -----------
  Net change in unrealized appreciation (depreciation) from:
    Investments.............................................   (7,547,466)           --      2,499,445
    Foreign currency related transactions...................           --            --             --
                                                              -----------    ----------    -----------
                                                               (7,547,466)           --      2,499,445
                                                              -----------    ----------    -----------
    Net gain (loss) on investments and foreign currency
      transactions..........................................   20,581,777            --        994,537
                                                              -----------    ----------    -----------
    Net increase (decrease) in net assets resulting from
      operations............................................  $24,275,541    $6,421,823    $ 3,438,324
                                                              ===========    ==========    ===========

*Commencement of operations was February 7, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statement of Operations for the Year Ended December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

                                                   EQUITY        ALL PRO       ALL PRO       ALL PRO       ALL PRO
                  AGGRESSIVE                        500         LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
      MANAGED       GROWTH      INTERNATIONAL      INDEX         GROWTH         VALUE         GROWTH        VALUE
     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO*     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
     $  552,534   $   534,483   $  1,935,199    $  4,087,542   $   306,038   $   457,607   $     50,401   $  255,334
      2,403,740       554,384        110,277         380,183       121,493        71,413        294,203       64,277
         (2,307)           --       (139,319)        (20,402)          (17)         (304)            --       (1,116)
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      2,953,967     1,088,867      1,906,157       4,447,323       427,514       528,716        344,604      318,495
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
        280,071       303,564        624,871         838,096       325,555       176,733        633,176      140,158
         61,767        71,585         73,490         307,292        40,997        22,267         61,990       13,730
          8,423         7,493          9,591          20,634         4,003         2,550          5,295        1,284
          3,110         3,254          3,300           6,643         2,762         2,462          3,095        2,321
         10,161        14,369         45,020          40,134        10,739        15,718         18,088       13,918
         17,002        17,061         20,555          95,846        10,826         5,757         17,462        3,159
          4,823         4,861          5,785          24,968         3,027         1,637          4,763          907
          6,382         6,512          7,698          57,666         5,311         2,182          9,922        1,327
          3,243         2,778          3,686             243           618           626            278          271
          1,283         1,288            822           2,279         1,272         2,526          1,448        1,046
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
        396,265       432,765        794,818       1,393,801       405,110       232,458        755,517      178,121
             --            --             --        (416,023)           --            --             --           --
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
        396,265       432,765        794,818         977,778       405,110       232,458        755,517      178,121
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      2,557,702       656,102      1,111,339       3,469,545        22,404       296,258       (410,913)     140,374
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      3,620,624    23,024,444      6,787,608         395,747       (81,058)   (1,872,285)    (2,933,439)     840,301
             --       340,655             --              --            --            --             --           --
             --            --       (163,208)             --            --            --             --           --
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      3,620,624    23,365,099      6,624,400         395,747       (81,058)   (1,872,285)    (2,933,439)     840,301
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      (331,594)       937,624    (10,506,486)    (29,154,707)   (9,794,179)    2,181,360    (18,267,744)   2,762,127
             --            --         43,054              --            --            --             --           --
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      (331,594)       937,624    (10,463,432)    (29,154,707)   (9,794,179)    2,181,360    (18,267,744)   2,762,127
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      3,289,030    24,302,723     (3,839,032)    (28,758,960)   (9,875,237)      309,075    (21,201,183)   3,602,428
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
     $5,846,732   $24,958,825   $ (2,727,693)   $(25,289,415)  $(9,852,833)  $   605,333   $(21,612,096)  $3,742,802
     ==========   ===========   ============    ============   ===========   ===========   ============   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2000
                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income..................  $  3,693,764   $  6,421,823   $ 2,443,787   $ 2,557,702   $   656,102    $   948,131
   Net realized gain (loss) on investments
    and foreign currency related
    transactions..........................    28,129,243             --    (1,504,908)    3,620,624    23,365,099      6,787,608
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations.........    (7,547,466)            --     2,499,445      (331,594)      937,624    (10,463,432)
                                            ------------   ------------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations.............    24,275,541      6,421,823     3,438,324     5,846,732    24,958,825     (2,727,693)
 Distributions:
   From net investment income.............    (4,242,412)    (6,421,823)   (2,245,406)   (2,365,140)     (325,505)    (1,001,935)
   From net realized gains................   (18,946,927)            --            --    (3,592,195)   (5,142,813)   (10,153,869)
 Capital share transactions:
   Net contributions (withdrawals) from
    affiliated life insurance companies...   (46,687,886)(1)   (8,056,626)    (393,316)  (2,354,517)   16,966,529(2)    3,588,795
                                            ------------   ------------   -----------   -----------   -----------    -----------
    Total increase (decrease) in net
      assets..............................   (45,601,684)    (8,056,626)      799,602    (2,465,120)   36,457,036    (10,294,702)
NET ASSETS
 Beginning of period......................   302,261,636    116,887,438    38,182,265    73,985,832    62,512,346     88,795,565
                                            ------------   ------------   -----------   -----------   -----------    -----------
 End of Period............................  $256,659,952   $108,830,812   $38,981,867   $71,520,712   $98,969,382    $78,500,863
                                            ============   ============   ===========   ===========   ===========    ===========

--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 1999
                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...........  $  4,242,412   $  5,025,260   $ 2,245,406   $ 2,365,140   $   325,505    $ 1,026,948
   Net realized gain (loss) on investments
    and foreign currency related
    transactions..........................    18,946,927             (8)     (916,673)    3,592,195     5,142,814     10,128,857
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations.........   (13,385,176)            --    (2,503,249)   (5,655,271)    3,132,350      8,869,544
                                            ------------   ------------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations.............     9,804,163      5,025,252    (1,174,516)      302,064     8,600,669     20,025,349
 Distributions:
   From net investment income.............    (1,058,688)    (5,025,260)     (506,981)     (499,598)     (293,724)      (813,330)
   From net realized gains................    (6,184,504)            --      (398,338)   (3,406,936)   (7,283,996)    (4,172,939)
 Capital share transactions:
   Net contributions (withdrawals) from
    affiliated life insurance companies...   (15,597,856)    25,434,525     3,416,178     9,784,991     4,994,083      2,393,275
                                            ------------   ------------   -----------   -----------   -----------    -----------
    Total increase in net assets..........   (13,036,885)    25,434,517     1,336,343     6,180,521     6,017,032     17,432,355
NET ASSETS
 Beginning of period......................   315,298,521     91,452,921    36,845,922    67,805,311    56,495,315     71,363,209
                                            ------------   ------------   -----------   -----------   -----------    -----------
 End of Period............................  $302,261,636   $116,887,438   $38,182,265   $73,985,832   $62,512,347    $88,795,564
                                            ============   ============   ===========   ===========   ===========    ===========

(1.) Includes redemption of $27,804,811 as a result of redemption-in-kind on November 30, 2000.

(2.) Includes redemption of $7,942,354 as a result of redemption-in-kind on November 30, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets -- Concluded

--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31, 2000
                                                               EQUITY        ALL PRO       ALL PRO       ALL PRO        ALL PRO
                                                                500         LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP
                                                               INDEX         GROWTH         VALUE         GROWTH         VALUE
                                                             PORTFOLIO*     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...........................  $  3,469,545   $    22,404   $   296,258   $   (410,913)  $   140,374
   Net realized gain (loss) on investments and foreign
    currency related transactions.........................       395,747       (81,058)   (1,872,285)    (2,933,439)      840,301
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations.........   (29,154,707)   (9,794,179)    2,181,360    (18,267,744)    2,762,127
                                                            ------------   -----------   -----------   ------------   -----------
   Net increase (decrease) in net assets resulting from
    operations............................................   (25,289,415)   (9,852,833)      605,333    (21,612,096)    3,742,802
 Distributions:
   From net investment income.............................            --            --      (223,008)            --       (37,204)
   From net realized gains................................            --    (1,456,056)           --     (1,394,394)           --
 Capital share transactions:
   Net contributions from affiliated life insurance
    companies.............................................   391,627,521    18,755,426     3,928,938     39,925,557     7,146,392
                                                            ------------   -----------   -----------   ------------   -----------
    Total increase in net assets..........................   366,338,106     7,446,537     4,311,263     16,919,067    10,851,990
NET ASSETS
 Beginning of period......................................             0    37,961,019    24,318,611     45,200,481    11,300,306
                                                            ------------   -----------   -----------   ------------   -----------
 End of Period............................................  $366,338,106   $45,407,556   $28,629,874   $ 62,119,548   $22,152,296
                                                            ============   ===========   ===========   ============   ===========

--------------------------------------------------------------------------------

                                                                                    FOR THE YEAR ENDED DECEMBER 31, 1999
                                                                              ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                                             LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                                              GROWTH         VALUE        GROWTH         VALUE
                                                                             PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations:
   Net investment income (loss)..........................................   $   (22,202)  $   223,008   $  (113,907)  $    37,204
   Net realized gain (loss) on investments and foreign currency related
    transactions.........................................................     1,617,492       349,009     2,250,696    (1,022,439)
   Net change in unrealized appreciation (depreciation) on investments
    and foreign currency translations....................................     4,532,937      (614,959)   15,609,185       316,627
                                                                            -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets resulting from operations.......     6,128,227       (42,942)   17,745,974      (668,608)
 Distributions:
   From net investment income............................................        (3,102)     (105,080)           --       (17,055)
   From net realized gains...............................................            --            --            --            --
 Capital share transactions:
   Net contributions from affiliated life insurance companies............    17,529,239     8,850,732    17,769,243     3,912,710
                                                                            -----------   -----------   -----------   -----------
    Total increase in net assets.........................................    23,654,364     8,702,710    35,515,217     3,227,047
NET ASSETS
 Beginning of period.....................................................    14,306,655    15,615,901     9,685,265     8,073,259
                                                                            -----------   -----------   -----------   -----------
 End of Period...........................................................   $37,961,019   $24,318,611   $45,200,482   $11,300,306
                                                                            ===========   ===========   ===========   ===========

* Commencement of operations was February 7, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund Inc.

Notes to Financial Statements, December 31, 2000

--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Equity 500 Index Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, and All Pro Small Cap Value Portfolio. The Equity 500 Index Portfolio commenced operations on February 7, 2000. On November 30, 2000, the Sentinel Growth Portfolio liquidated all of its shares and ceased operations. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Providentmutual Life and Annuity Company of America (PLACA) and policies issued by National Life Insurance Company of Vermont (NLICV). The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies which are no longer being issued.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 90 days and Money Market Portfolio investments are valued at amortized cost which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Dollar Rolls

The Bond and Managed Portfolios may enter into dollar rolls in which the Portfolio sells securities for delivery and simultaneously contracts to repurchase the same security at a fixed price on a specified future date. During the roll period the Portfolio forgoes accrued interest paid on the securities. The Portfolio will be compensated by the interest earned on the cash proceeds of the initial sale (which are invested in short-term investments) and by the lower repurchase price at the future date (the "drop"). The drop, which is

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

recorded as deferred income, is amortized over the period between the trade date and the settlement date. All realized gains are recorded at the beginning of each roll. A portfolio engages in dollar rolls for the purpose of enhancing its yield. Dollar Rolls involve a risk of loss if the value of the security to be repurchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets.

  Futures Contracts

The Portfolios, excluding the Money Market and Bond Portfolios, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized. At December 31, 2000, the Equity 500 Index Portfolio held thirteen Long S&P 500, March 2001 Futures with a cost of $4,524,577 and a current market value of $4,338,750.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Equity 500 Index Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, and All Pro Small Cap Value Portfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal income taxes as it is the Fund's intention to have each Portfolio

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income taxes.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Investment advisory agreements have been approved, whereby Sentinel Advisors Company (SAC), a Vermont General Partnership, is adviser for the Growth, Money Market, Bond, Managed, and Aggressive Growth Portfolios. With respect to the Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the average daily net assets in excess of $40 million. SAC is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. With respect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of the average daily net assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of the average daily net assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the average daily net assets in excess of $40 million. Market Street Investment Management Co. (MSIM) is the adviser for the International, Equity 500 Index, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, and All Pro Small Cap Value Portfolios. With respect to the All Pro Large Cap Growth Portfolio and the All Pro Large Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate of 0.70% of the average daily net assets. With respect to the All Pro Small Cap Growth Portfolio and the All Pro Small Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate of 0.90% of the average daily net assets. With respect to the International Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of the average daily net assets in excess of $500 million. With respect to the Equity 500 Index Portfolio, MSIM is compensated monthly at an effective annual rate of 0.24% of the average daily net assets of the portfolio.

PMLIC agrees to reimburse the Growth, Money Market, Bond, Managed, Aggressive Growth, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, and All Pro Small Cap Value Portfolios for operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of 0.40% of the average daily net asset values. The International Portfolio is reimbursed for such expenses in excess of an annual rate of 0.75% of the average daily net asset value. The Equity 500 Index Portfolio is reimbursed for such expenses in excess of an annual rate of 0.04% of the average daily net asset value. For the year ended December 31, 2000, the Portfolio was reimbursed by PMLIC in the amount of $416,023.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

4. NET ASSETS

At December 31, 2000, the Portfolios' net assets consisted of:

                                                                                MONEY
                                                                 GROWTH         MARKET         BOND         MANAGED
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $188,315,833   $108,830,878   $38,197,632   $57,483,263
Undistributed net investment income.........................     3,693,764             --     2,443,787     2,557,702
Undistributed net realized gain.............................    22,730,822             --            --     3,620,624
Accumulated loss on investment transactions.................            --            (66)   (2,421,581)           --
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    41,919,533             --       762,029     7,859,123
                                                              ------------   ------------   -----------   -----------
                                                              $256,659,952   $108,830,812   $38,981,867   $71,520,712
                                                              ============   ============   ===========   ===========

                                                              AGGRESSIVE                       EQUITY
                                                                GROWTH      INTERNATIONAL    500 INDEX
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $64,809,370    $67,441,604    $391,627,521
Undistributed net investment income.........................      656,102        948,132       3,469,545
Undistributed net realized gain.............................   23,024,444      6,716,618         395,747
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................   10,479,466      3,394,509     (29,154,707)
                                                              -----------    -----------    ------------
                                                              $98,969,382    $78,500,863    $366,338,106
                                                              ===========    ===========    ============

                                                                ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                               LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                                GROWTH         VALUE        GROWTH         VALUE
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $48,202,101   $28,195,042   $66,475,349   $19,880,027
Undistributed net investment Income.........................       22,404       296,258            --       140,374
Accumulated loss on investment transactions.................     (273,081)   (2,137,823)   (2,975,020)     (831,907)
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................   (2,543,868)    2,276,397    (1,380,781)    2,963,802
                                                              -----------   -----------   -----------   -----------
                                                              $45,407,556   $28,629,874   $62,119,548   $22,152,296
                                                              ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the period ended December 31, 2000, were as follows:

                                                                                          AGGRESSIVE
                                                  GROWTH         BOND         MANAGED       GROWTH      INTERNATIONAL
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.......................  $         --   $57,719,815   $40,298,761   $        --    $        --
Corporate Bonds..............................            --    14,025,823    11,091,592            --             --
Common and Preferred Stock...................   106,208,707            --    20,355,285    76,280,857     29,899,900
                                               ------------   -----------   -----------   -----------    -----------
Total Purchases..............................  $106,208,707   $71,745,638   $71,745,638   $76,280,857    $29,899,900
                                               ============   ===========   ===========   ===========    ===========
SALES
U.S. Gov't Obligations.......................  $         --   $53,114,719   $31,207,902   $        --    $        --
Corporate Bonds..............................            --    18,666,108    13,081,543            --             --
Common and Preferred Stock...................   169,327,891            --    27,491,382    53,977,421     35,417,273
                                               ------------   -----------   -----------   -----------    -----------
Total Sales..................................  $169,327,891   $71,780,827   $71,780,827   $53,977,421    $35,417,273
                                               ============   ===========   ===========   ===========    ===========

                                                                             ALL PRO       ALL PRO       ALL PRO        ALL PRO
                                                               EQUITY       LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP
                                                             500 INDEX       GROWTH         VALUE         GROWTH         VALUE
                                                             PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations....................................  $         --   $        --   $        --   $         --   $        --
Corporate Bonds...........................................            --            --            --             --            --
Common and Preferred Stock................................   411,866,608    64,549,247    25,432,506    126,129,003    25,152,245
                                                            ------------   -----------   -----------   ------------   -----------
Total Purchases...........................................  $411,866,608   $64,549,247   $25,432,506   $126,129,003   $25,152,245
                                                            ============   ===========   ===========   ============   ===========
SALES
U.S. Gov't Obligations....................................  $         --   $        --   $        --   $         --   $        --
Corporate Bonds...........................................            --            --            --             --            --
Common and Preferred Stock................................    20,876,262    48,232,183    20,374,109     91,776,745    17,363,328
                                                            ------------   -----------   -----------   ------------   -----------
Total Sales...............................................  $ 20,876,262   $48,232,183   $20,374,109   $ 91,776,745   $17,363,328
                                                            ============   ===========   ===========   ============   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at December 31, 2000 is as follows:

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation...  $ 55,568,252   $         --   $   887,273   $10,272,075   $17,573,857    $10,688,751
Aggregate gross unrealized depreciation...   (11,476,548)            --      (124,678)   (2,412,952)   (7,077,100)    (7,247,913)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net unrealized appreciation
 (depreciation)...........................  $ 44,091,704   $         --   $   762,595   $ 7,859,123   $10,496,757    $ 3,440,838
                                            ============   ============   ===========   ===========   ===========    ===========
Aggregate cost of securities for federal
 income tax purposes......................  $210,802,268   $109,420,568   $38,139,174   $63,278,560   $90,496,890    $75,278,878
                                            ============   ============   ===========   ===========   ===========    ===========
Capital loss carryover (available to
 offset possible future gains). The
 carryover expires as follows: Money
 Market Portfolio -- $57 in 2005, $9 in
 2007; Bond Portfolio -- $916,674 in 2007,
 $1,504,908 in 2008.......................  $         --   $         55   $ 2,421,582   $        --   $        --    $        --
                                            ============   ============   ===========   ===========   ===========    ===========

                                                                ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                  EQUITY       LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                500 INDEX       GROWTH         VALUE        GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation......  $ 48,983,359   $ 3,627,731   $ 3,525,883   $ 8,440,576   $ 3,575,516
Aggregate gross unrealized depreciation......   (77,490,020)   (6,108,851)   (1,204,088)   (9,394,789)     (534,644)
                                               ------------   -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)...  $(28,506,661   $(2,481,120)  $ 2,321,795   $  (954,213)  $ 3,040,872
                                               ============   ===========   ===========   ===========   ===========
Aggregate cost of securities for federal
 income tax purposes.........................  $393,555,484   $46,770,421   $26,805,651   $60,670,416   $20,330,661
                                               ============   ===========   ===========   ===========   ===========
Capital loss carryover (available to offset
 possible future gains). The carryover
 expires as follows: All Pro Large Cap
 Growth -- $210,335 in 2008; All Pro Large
 Cap Value -- $215,305 in 2006, $1,877,122 in
 2008; All Pro Small Cap Growth -- $2,548,452
 in 2008; All Pro Small Cap Value -- $745,457
 in 2007.....................................  $         --   $   210,335   $ 2,092,427   $ 2,548,452   $   745,457
                                               ============   ===========   ===========   ===========   ===========

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS

On December 31, 2000, there were 1.2 billion shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into eleven series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Equity 500 Index Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio and All Pro Small Cap Value Portfolio. The Growth Portfolio consists of 50 million shares, the Money Market Portfolio consists of 150 million shares, the International Portfolio consists of 5 million shares, the Equity 500 Index Portfolio consists of 75 million shares; each of the four All Pro Series Portfolios consists of 50 million shares, and each of the other series consists of 5 million shares.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

On December 31, 2000, Provident Mutual Life Insurance Company owned 985,334 shares of All Pro Large Cap Value, 252,014 shares of All Pro Small Cap Growth and 402,213 shares of All Pro Small Cap Value.

Transactions in capital stock for the period ended December 31, 2000 were as follows:

                                                               MONEY MARKET
                               GROWTH PORTFOLIO                 PORTFOLIO                 BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                             SHARES        AMOUNT         SHARES         AMOUNT        SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold..............     850,256   $ 15,229,569    214,559,795   $ 214,559,795     562,773   $ 5,839,606
Shares redeemed..........  (4,751,035)   (85,106,794)  (228,948,792)   (228,948,792)   (826,230)   (8,478,328)
Shares reinvested........   1,320,577     23,189,339      6,332,371       6,332,371     226,123     2,245,406
                           ----------   ------------   ------------   -------------   ---------   -----------
Net contributions
 (withdrawals) from
 affiliated insurance
 companies...............  (2,580,202)  $(46,687,886)    (8,056,626)  $  (8,056,626)    (37,334)  $  (393,316)
                           ==========   ============   ============   =============   =========   ===========


                              MANAGED PORTFOLIO
-------------------------  ------------------------
                            SHARES        AMOUNT
-------------------------  ------------------------
Shares sold..............    406,999   $  6,501,247
Shares redeemed..........   (939,795)   (14,813,099)
Shares reinvested........    385,838      5,957,335
                           ---------   ------------
Net contributions
 (withdrawals) from
 affiliated insurance
 companies...............   (146,958)  $ (2,354,517)
                           =========   ============

                                                    AGGRESSIVE GROWTH             INTERNATIONAL             EQUITY 500 INDEX
                                                        PORTFOLIO                   PORTFOLIO                   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                  SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold...................................   1,251,389   $ 31,148,253      707,379   $  9,716,797   42,386,501   $423,903,280
Shares redeemed...............................    (798,152)   (19,650,042)  (1,265,762)   (17,283,806)  (3,245,882)   (32,275,759)
Shares reinvested.............................     273,279      5,468,318      783,964     11,155,804           --             --
                                                ----------   ------------   ----------   ------------   ----------   ------------
Net contributions from affiliated insurance
 companies....................................     726,516   $ 16,966,529      225,581   $  3,588,795   39,140,619   $391,627,521
                                                ==========   ============   ==========   ============   ==========   ============

                                          ALL PRO                    ALL PRO                   ALL PRO
                                         LARGE CAP                  LARGE CAP                 SMALL CAP
                                      GROWTH PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                  ------------------------   -----------------------   ------------------------
---------------------------------------------------------------------------------------------------------------
                                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold.....................   1,707,093   $23,200,270     861,743   $ 8,192,483   2,748,682   $ 54,628,350
Shares redeemed.................    (433,598)   (5,900,900)   (473,857)   (4,486,554)   (907,968)   (16,097,187)
Shares reinvested...............     103,708     1,456,056      22,967       223,008      77,943      1,394,394
                                  ----------   -----------   ---------   -----------   ---------   ------------
Net contributions from
 affiliated insurance
 companies......................   1,377,203   $18,755,426     410,853   $ 3,928,937   1,918,657   $ 39,925,557
                                  ==========   ===========   =========   ===========   =========   ============

                                          ALL PRO
                                         SMALL CAP
                                      VALUE PORTFOLIO
                                  -----------------------
--------------------------------  -----------------------
                                   SHARES       AMOUNT
--------------------------------  -----------------------
Shares sold.....................  1,328,015   $10,328,625
Shares redeemed.................   (396,460)   (3,219,436)
Shares reinvested...............      5,062        37,204
                                  ---------   -----------
Net contributions from
 affiliated insurance
 companies......................    936,617   $ 7,146,393
                                  =========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

Transactions in capital stock for the year ended December 31, 1999 were as follows:

                                                                                  MONEY MARKET
                                                  GROWTH PORTFOLIO                  PORTFOLIO                 BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                SHARES        AMOUNT         SHARES          AMOUNT        SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.................................   1,329,197   $ 25,247,128     212,282,834   $ 212,282,834   1,037,876   $11,071,232
Shares redeemed.............................  (2,509,410)   (48,088,176)   (191,715,270)   (191,715,270)   (798,215)   (8,560,373)
Shares reinvested...........................     390,679      7,243,192       4,866,961       4,866,961      83,209       905,319
                                              ----------   ------------   -------------   -------------   ---------   -----------
Net contributions (withdrawals) from
 affiliated insurance companies.............    (789,534)  $(15,597,856)     25,434,525   $  25,434,525     322,870   $ 3,416,178
                                              ==========   ============   =============   =============   =========   ===========

                                                                                     AGGRESSIVE
                                                           MANAGED                     GROWTH                 INTERNATIONAL
                                                          PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                                                   ------------------------   ------------------------   ------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                    SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold......................................  1,048,895   $ 17,883,810     623,914   $ 12,068,240     656,302   $  9,459,577
Shares redeemed..................................   (709,970)   (12,005,353)   (864,123)   (14,651,877)   (864,123)   (12,052,571)
Shares reinvested................................    233,644      3,906,534     403,285      7,577,720     380,631      4,986,269
                                                   ---------   ------------   ---------   ------------   ---------   ------------
Net contributions from affiliated insurance
 companies.......................................    572,569   $  9,784,991     267,071   $  4,994,083     172,810   $  2,393,275
                                                   =========   ============   =========   ============   =========   ============

                                      ALL PRO LARGE CAP          ALL PRO LARGE CAP         ALL PRO SMALL CAP
                                      GROWTH PORTFOLIO            VALUE PORTFOLIO          GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------
                                    SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold.....................   2,444,764   $ 31,491,954   1,197,996   $12,240,796   1,770,700   $22,608,975
Shares redeemed.................  (1,090,487)   (13,965,817)   (349,648)   (3,495,144)   (358,525)   (4,839,732)
Shares reinvested...............         258          3,102      10,603       105,080          --            --
                                  ----------   ------------   ---------   -----------   ---------   -----------
Net contributions from
 affiliated insurance
 companies......................   1,354,535   $ 17,529,239     858,951   $ 8,850,732   1,412,175   $17,769,243
                                  ==========   ============   =========   ===========   =========   ===========

                                     ALL PRO SMALL CAP
                                      VALUE PORTFOLIO
--------------------------------  -----------------------
                                   SHARES       AMOUNT
--------------------------------  -----------------------
Shares sold.....................  1,054,394   $ 7,986,704
Shares redeemed.................   (543,349)   (4,091,049)
Shares reinvested...............      2,087        17,055
                                  ---------   -----------
Net contributions from
 affiliated insurance
 companies......................    513,132   $ 3,912,710
                                  =========   ===========

8. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly-owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On December 3, 2000, the Board of Directors declared the following net investment income and capital gain dividends to shareholders of record on December 29, 2000, ex-dividend date

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

January 9, 2001, payable on January 10, 2001 as follows:

                                TOTAL                  PER SHARE
                       ------------------------   --------------------
                          NET                        NET
                       INVESTMENT     CAPITAL     INVESTMENT   CAPITAL
PORTFOLIO                INCOME        GAIN         INCOME      GAIN
---------              ----------   -----------   ----------   -------
Growth...............  $3,693,764   $22,730,822     $.2761     $1.6989
Bond.................   2,443,787            --      .6845          --
Managed..............   2,557,702     3,620,624      .6004       .8498
Aggressive Growth....     656,102    23,044,859      .1837      6.4521
International........     948,132     6,762,398      .1708      1.2185
Equity 500 Index.....   3,469,545       672,138      .0886       .0172
All Pro Large Cap
 Growth..............      22,404            --      .0058          --
All Pro Large Cap
 Value...............     296,258            --      .1041          --
All Pro Small Cap
 Growth..............          --            --         --          --
All Pro Small Cap
 Value...............     140,374            --      .0578          --

10. SUBSEQUENT EVENT

On January 12, 2001, a special meeting of shareholders was held to vote on four proposals. The first proposal was to reorganize the Fund into a Delaware Business Trust. The second proposal was to change the name of several portfolios. The Growth Portfolio would be renamed the "All Pro Broad Equity Portfolio" the Managed Portfolio would be renamed the "Balanced Portfolio", and the Aggressive Growth Portfolio would be renamed the "Mid Cap Growth Portfolio." In addition to the name change, new investment approaches were proposed for the three portfolios. The third proposal was to approve a new investment advisory agreement between the Fund and MSIM for all portfolios. The final proposal was to permit MSIM to enter into and materially amend sub-advisory agreements for certain portfolios without shareholder approval. All proposals were accepted by shareholders.

                            PART C. OTHER INFORMATION

ITEM 23.  Exhibits

The following exhibits are filed with this post-effective amendment or are incorporated by reference to a prior filing, as noted in the exhibit:


(a)           Declaration of Trust of Market Street Fund (the "Fund") (7)
(b)           Bylaws of the Fund (7)
(c)           Inapplicable
(d)(1)        Investment Advisory Agreement between the Fund and Market Street Investment Management Company ("MSIM") respecting all Portfolios (9)
(d)(2)        Investment Management Consulting Agreement between MSIM and Wilshire Associates Incorporated respecting the All Pro
              Portfolios, Mid Cap Growth Portfolio, and Bond Portfolio (9)
(d)(3)        Investment Subadvisory Agreement between MSIM and Alliance Capital Management L.P. respecting All Pro Broad Equity and All Pro Large Cap Growth Portfolios, filed herewith
(d)(4)        Investment Subadvisory Agreement between MSIM and The Boston Company Asset Management, LLC respecting International
              Portfolio (9)
(d)(5)        Investment Subadvisory Agreement between MSIM and Fred Alger Management Inc. respecting Balanced Portfolio (9)
(d)(6)        Investment Subadvisory Agreement between MSIM and Geewax, Terker & Co. respecting All Pro Large Cap Growth Portfolio
              (9)
(d)(7)        Investment Subadvisory Agreement between MSIM and Husic Capital Management respecting All Pro Broad Equity Portfolio and All Pro Small Cap Portfolio (9)
(d)(8)        Investment Subadvisory Agreement between MSIM and Lee Munder Investments, Ltd. respecting All Pro Small Cap Growth, filed herewith
(d)(9)        Investment Subadvisory Agreement between MSIM and Mellon Equity Associates, L.L.P. respecting All Pro Large Cap
              Value Portfolio (9)
(d)(10)       Investment Subadvisory Agreement between MSIM and Reams Asset Management Company, LLC respecting All Pro Broad
              Equity Portfolio and All Pro Small Cap Value Portfolio (9)
(d)(11)       Investment Subadvisory Agreement between MSIM and Sanford C. Bernstein & Co., LLC respecting All Pro Broad Equity
              Portfolio and All Pro Large Cap Value Portfolio (9)
(d)(12)       Investment Subadvisory Agreement between MSIM and State Street Global Advisors respecting Equity 500 Index
              Portfolio, filed herewith
(d)(13)       Investment Subadvisory Agreement between MSIM and Sterling Capital Management LLC (formerly, "Sterling Capital
              Management Company") respecting All Pro Small Cap Value Portfolio, filed herewith
(d)(14)       Investment Subadvisory Agreement between MSIM and T. Rowe Price Associates, Inc. respecting Mid Cap Growth Portfolio
              (9)
(d)(15)       Investment Subadvisory Agreement between MSIM and Western Asset Management Company respecting Bond Portfolio (8)
(e)(1)        Distribution Agreement between the Fund and 1717 Capital Management Company, filed herewith
(f)           Inapplicable
(g)(1)        Custody Agreement between the Fund and Provident National Bank (1)
(g)(2)        Custodial Services Agreement between the Fund and Citibank, N.A. (1)
(h)(1)        Administration Agreement between the Fund and Provident Mutual Life Insurance Company, filed herewith
(h)(2)        Reimbursement Agreement between Provident Mutual Life Insurance Company and the Fund, filed herewith

(h)(3)        Participation Agreement among the Fund, Provident Mutual Life Insurance Company, and 1717 Capital Management Company,
              filed herewith
(h)(4)        Participation Agreement among the Fund, Providentmutual Life and Annuity Company of America, and 1717 Capital
              Management Company, filed herewith
(h)(5)        Participation Agreement among the Fund, National Life Insurance Company, and 1717 Capital Management Company [to be
              filed by amendment]
(i)(1)        Opinion and Consent of Adam Scaramella, Esq. (1)
(i)(2)        Opinion of James G. Potter, Jr., Esq. (5)
(i)(3)        Opinion and Consent of James Bernstein, Esq., filed herewith
(j)(1)        Consent of Sutherland Asbill & Brennan LLP, filed herewith
(j)(2)        Consent of PricewaterhouseCoopers LLP, filed herewith
(k)           Inapplicable
(l)(1)        Investment Letter from National Life Insurance Company (3)
(m)           Inapplicable
(n)           Inapplicable
(o)           Powers of Attorney (8)
(p)(1)        Code of Ethics for the Fund and MSIM (7)
(p)(2)        Code of Ethics for Alliance Capital Management L.P. (7)
(p)(3)        Code of Ethics for The Boston Company Asset Management, LLC (7)
(p)(4)        Code of Ethics for Fred Alger Management Inc. (7)
(p)(5)        Code of Ethics for Geewax, Terker & Co. (7)
(p)(6)        Code of Ethics for Husic Capital Management (7)
(p)(7)        Code of Ethics for Lee Munder Investments, Ltd. (7)
(p)(8)        Code of Ethics for Mellon Equity Associates, L.L.P. (7)
(p)(9)        Code of Ethics for Reams Asset Management Company, LLC (7)
(p)(10)       Code of Ethics for Sanford C. Bernstein & Co., LLC (7)
(p)(11)       Code of Ethics for SSgA Funds Management, Inc. (formerly, "State Street Global Advisors") (7)
(p)(12)       Code of Ethics for Sterling Capital Management LLC (formerly, "Sterling Capital Management Company") (7)
(p)(13)       Code of Ethics for T. Rowe Price Associates, Inc. is incorporated by reference to a post-effective amendment filed for T. Rowe Price Short-Term Bond Fund, Inc. on September 28, 2000, Accession Number: 0000731890-00-000028
(p)(14)       Code of Ethics for Western Asset Management Company (7)
(p)(15)       Code of Ethics for Wilshire Associates, Inc. (7)

----------

(1) Incorporated herein by reference to Post-Effective Amendment No. 19 filed with the Securities and Exchange Commission on April 24, 1998, File No. 2-98755.

(2) Incorporated herein by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on February 28, 1996, File No. 2-98755.

(3) Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on March 19, 1996, File No. 2-98755.

(4) Incorporated herein by reference to Post-Effective Amendment No. 16, filed with the Securities and Exchange Commission on February 21, 1997, File No. 2-98755.

(5) Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on August 3, 1999, File No. 2-98755.

(6) Incorporated herein by reference to Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on April 22, 1999, File No. 2-98755.

(7) Incorporated herein by reference to Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on November 2, 2000, File No. 2-98755.

(8) Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 19, 2000, File No. 2-98755.

(9) Incorporated herein by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on January 26, 2001, File No. 2-98755.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant

Currently, shares of the Fund are sold to separate accounts of Provident Mutual Life Insurance Company ("PMLIC"), and Providentmutual Life and Annuity Company of America ("PLACA"), and may be sold to separate accounts of other insurance companies, to fund the benefits under variable life insurance policies and variable annuity contracts issued or assumed by PMLIC or PLACA.

No person has the direct or indirect power to control PMLIC except insofar as he or she may have such power by virtue of his or her capacity as a director or executive officer thereof. As a mutual life insurance company, PMLIC has no stockholders. PMLIC's Board of Directors is elected by the Policyholders. PLACA is a wholly owned subsidiary of PMLIC.


Persons controlled by or under common control with the registrant follow:


                                                            PERCENT OF VOTING
NAME                           JURISDICTION                 SECURITIES OWNED            PRINCIPAL BUSINESS

Provident Mutual Life          Pennsylvania                 Mutual Company              Life & Health Insurance
  Insurance Company*
  ("PMLIC")
Providentmutual Life and       Delaware                     Ownership of all voting     Life & Health Insurance
  Annuity Company of America*                               securities by PMLIC
Provident Mutual               Delaware                     Ownership of all voting     Life & Health Insurance
  International Life                                        securities by PMLIC
  Insurance Company
Providentmutual Holding        Pennsylvania                 Ownership of all voting     Holding Company
  Company ("PHC")*                                          securities by PMLIC
1717 Capital Management        Pennsylvania                 Ownership of all voting     Broker/Dealer
  Company*                                                  securities by PHC
1717 Brokerage Services Inc.   Pennsylvania                 Ownership of all voting     Insurance Agency
  ("1717 BSI")                                              securities by PHC
Market Street** Investment     Pennsylvania                 Ownership of all voting     Investment Adviser
  Management Company*                                       securities by PHC
Washington Square              Pennsylvania                 Ownership of all voting     Administrative Services
  Administrative Services,                                  securities by PHC
  Inc.*
Institutional Concepts, Inc.*  New York                     Ownership of all voting     Inactive
                                                            securities by PHC
Provestco, Inc.*               Delaware                     Ownership of all voting     Real Estate Investment
                                                            securities by PHC
PNAM, Inc.*                    Delaware                     Ownership of all voting     Holding Company
                                                            securities by PHC

Sigma American Corporation     Delaware                     Ownership of 80.2% voting   Investment Management and
  ("Sigma")*                                                securities by PHC and       Advisory Services
                                                            19.8% by PMLIC
Provident Mutual Management    Delaware                     Ownership of all voting     Investment Management and
  Co., Inc.* ("PMCI")                                       securities by Sigma         Advisory Services
Software Development Co.*      Delaware                     Ownership of all voting     Development and Marketing
                                                            securities by PHC           of Computer Software
Four P Finance Company         Pennsylvania                 Ownership of all voting     Inactive
                                                            securities by PHC
RCMD Financial Services,       Delaware                     Ownership of all voting     Holding Company
  Inc. ("RCMD")                                             securities by PHC
1717 Advisory Services, Inc.   Pennsylvania                 Ownership of all voting     Inactive
                                                            securities by RCMD
                                                            Financial Services
Providentmutual                Delaware                     Ownership of all voting     Inactive
  Distributors, Inc.                                        securities by Sigma
RF Advisers, Inc.              Pennsylvania                 Ownership of all voting     Inactive
                                                            securities by Sigma
Delfi Realty Corporation       Delaware                     Ownership of all voting     American Corporation
                                                            securities by Sigma
Providentmutual Financial      Pennsylvania                 Ownership of all voting     Investment Management and
  Services, Inc.                                            securities by PMCI          Advisory Services
1717 Insurance Agency of       Massachusetts                Ownership of all voting     Insurance Agency
  Massachusetts, Inc.                                       securities by 1717 BSI
1717 Insurance Agency of       Texas                        Affiliate                   Insurance Agency
  Texas, Inc.


----------

*    File Consolidated Financial Statements.

**   Formerly, Providentmutual Investment Management Company.

ITEM 25.  Indemnification


Under the Fund's Declaration of Trust and the Bylaws, and as permitted under Delaware law, with respect to any proceedings against a present or former trustee, officer, agent or employee ("trust representative") of the registrant, except a proceeding brought by or on behalf of the registrant, the registrant may indemnify the trust representative against expenses, including attorneys' fees and judgments, fines, and amounts paid in settlement actually and reasonably incurred by the trust representative in connection with the proceeding, if: (1) he or she acted in good faith and in a manner the representative reasonably believed to be in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the registrant; and (2) with respect to any criminal proceeding, he or she had no reasonable cause to believe the conduct was unlawful. The registrant is also authorized under the Declaration of Trust to indemnify a trust representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the registrant.

The Fund's Declaration of Trust and Bylaws preclude indemnification for "disabling conduct" (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office) and set forth reasonable and fair means for determining whether indemnification shall be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a determination, based on a review of the facts, that indemnification of the trust representative is proper under the circumstances because her or she has met the standard of conduct under the applicable sections of the Declaration of Trust and the Bylaws.

Such determination shall be made (a) by a final decision on the merits (including, but not limited to, a dismissal for insufficient evidence of any disabling conduct) by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, by a reasonable determination, based upon a review of the facts, that such person was not liable by reason of disabling conduct: (1) by the vote of a majority of Trustees present at any meeting at which a quorum is present who are neither interested person of the Trust as the term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), nor parties to such action, suit, or proceeding; or (2) by independent legal counsel in a written opinion; or (3) by any other reasonable and fair means not inconsistent with any of the above.

ITEM 26.  Business and Other Connections of Investment Adviser

The directors and officers of Market Street Investment Management Company ("MSIM") also serve as officers of PMLIC. This information for each director and officer is listed below.



NAME                                     POSITION WITH MARKET STREET            CURRENT OTHER CONNECTIONS
                                         INVESTMENT MANAGEMENT COMPANY

Sarah Lange                              President and Director                 Board Member
                                                                                Providentmutual Life and Annuity
                                                                                Company of America
                                                                                300 Continental Drive
                                                                                Newark, DE 19713

                                                                                Senior Vice President and Chief
                                                                                Investment Officer
                                                                                Provident Mutual Life Insurance
                                                                                Company
                                                                                1000 Chesterbrook Boulevard
                                                                                Berwyn, PA 19312-1181

Rosanne Gatta                            Vice President and Director            Vice President and Treasurer
                                                                                Provident Mutual Life Insurance Company
                                                                                1000 Chesterbrook Boulevard
                                                                                Berwyn, PA 19312-1181

James Kestner                            Vice President and Director            Board Member

NAME                                     POSITION WITH MARKET STREET            CURRENT OTHER CONNECTIONS
                                         INVESTMENT MANAGEMENT COMPANY


                                                                                Providentmutual Life and Annuity
                                                                                Company of America
                                                                                300 Continental Drive
                                                                                Newark, DE 19713

                                                                                Vice President- Securities
                                                                                Investments
                                                                                Provident Mutual Life Insurance
                                                                                Company
                                                                                1000 Chesterbrook Boulevard
                                                                                Berwyn, PA 19312-1181

Robert Kloss                             Director                               President, Chief Executive Officer
                                                                                and Chairman of the Board
                                                                                Providentmutual Life and Annuity
                                                                                Company of America
                                                                                300 Continental Drive
                                                                                Newark, DE 19713

                                                                                Director, President and
                                                                                Chief Executive Officer
                                                                                Provident Mutual Life Insurance
                                                                                Company
                                                                                1000 Chesterbrook Boulevard
                                                                                Berwyn, PA 19312-1181

                                                                                Board Member
                                                                                1717 Capital Management Inc.
                                                                                P.O. Box 15626
                                                                                Wilmington, Delaware 19850

                                                                                Board Member
                                                                                Sigma American Corp.

Mary Lynn Finelli                        Director                               Board Member
                                                                                Providentmutual Life and Annuity
                                                                                Company of America
                                                                                300 Continental Drive
                                                                                Newark, DE 19713

                                                                                Executive Vice President and
                                                                                Chief Financial Officer
                                                                                Provident Mutual Life Insurance
                                                                                Company
                                                                                1000 Chesterbrook Boulevard
                                                                                Berwyn, PA 19312-1181


                                                                                Board Member
                                                                                1717 Capital Management Inc.
                                                                                P.O. Box 15626
                                                                                Wilmington, Delaware 19850

                                                                                Board Member
                                                                                Sigma American Corp.

Alan Hinkle                              Director                               Board Member
                                                                                Providentmutual Life and Annuity
                                                                                Company of America
                                                                                300 Continental Drive
                                                                                Newark, DE 19713

                                                                                Executive Vice President and
                                                                                Chief Actuary
                                                                                Provident Mutual Life Insurance
                                                                                Company
                                                                                1000 Chesterbrook Boulevard
                                                                                Berwyn, PA 19312-1181

                                                                                Board Member

                                                                                1717 Capital Management Inc.
                                                                                P.O. Box 15626
                                                                                Wilmington, Delaware 19850

                                                                                Board Member
                                                                                Sigma American Corp.

ALLIANCE CAPITAL MANAGEMENT L.P.


Alliance Capital Management L.P. ("Alliance") is a subadviser to the All Pro Broad Equity and All Pro Large Cap Growth Portfolios. The principal place of business of Alliance is 1345 Avenue of the Americas, New York, New York 10105. Alliance is an investment adviser registered under the Advisers Act.



                                        POSITION WITH ALLIANCE CAPITAL
NAME                                    MANAGEMENT L.P.(1)                    CURRENT OTHER CONNECTIONS

Dave H. Williams                        Chairman of the Board                 Director
                                                                              AXA Financial, Inc. ("AXA Financial")

                                                                              Director
                                                                              The Equitable Life Assurance Society of
                                                                              the United States ("ELAS")

Bruce W. Calvert                        Vice Chairman, Chief Executive        None
                                        Officer and Vice Chairman of the
                                        Board
Alfred Harrison                         Vice Chairman of the Board            None
John D. Carifa                          Director, President and Chief         None
                                        Operating Officer
Lewis A. Sanders (2)                    Vice Chairman of the Board and        ACMC
                                        Chief Investment Officer

Roger Hertog (3)                        Vice Chairman of the Board            None
Benjamin D. Holloway                    Director                              Financial Consultant
                                                                              Continental Companies
Donald H. Brydon                        Director                              Chairman and Chief Executive Officer
                                                                              AXA Investment Managers, S.A
                                                                              20 Lincoln's Inn Fields
                                                                              London, England

Henri de Castries                       Director                              Director
                                                                              ELAS

                                                                              Chairman, Management Board
                                                                              AXA
                                                                              23 Avenue Matignon
                                                                              Paris,
                                                                              France

                                                                              Chairman of the Board
                                                                              AXA Financial

Denis Duverne                           Director                              Group Executive Vice President Finance,
                                                                              Control and Strategy
                                                                              AXA
                                                                              23 Avenue Matignon
                                                                              Paris, France

                                                                              Director
                                                                              ELAS

                                        POSITION WITH ALLIANCE CAPITAL
NAME                                    MANAGEMENT L.P.(1)                    CURRENT OTHER CONNECTIONS

Richard S,. Dziadzio                    Director                              Senior Vice President - Asset Management
                                                                              Activities
                                                                              AXA
Herve Hatt                              Director                              Senior Vice President- Asset Management
                                                                              Activities and Group Strategic Planning
                                                                              AXA
                                                                              23 Avenue Matignon
                                                                              Paris, France

Michael Hegarty                         Director                              Director, Senior Vice Chairman of the Board,
                                                                              and
                                                                              Chief Operating Officer,
                                                                              AXA Financial

                                                                              Director, President and Chief Operating
                                                                              Officer
                                                                              ELAS

Gerald M. Lieberman(4)                  Executive Vice President, Finance     None
                                        and Operations
Edward D. Miller                        Director                              Director, President and Chief Executive
                                                                              Officer
                                                                              AXA Financial

                                                                              Chairman of the Board and Chief
                                                                              Executive Officer
                                                                              ELAS

                                                                              Senior Executive Vice President and
                                                                              Vice Chairman of the Board
                                                                              AXA

Peter D. Noris                          Director                              Director
                                                                              ACMC

                                                                              Executive Vice President and Chief Investment
                                                                              Officer
                                                                              AXA Financial

                                                                              Executive Vice President and Chief
                                                                              Investment Officer
                                                                              ELAS

Stanley B. Tulin                        Director                              Director
                                                                              ACMC

                                                                              Vice Chairman and Chief Financial Officer
                                                                              AXA Financial, Inc.

                                                                              Vice Chairman and Chief Financial
                                                                              Officer
                                                                              ELAS

Reba W. Williams                        Director of Special Projects          Art Historian
                                                                              ACMC, Inc.

Frank Savage                            Director                              Chairman
                                                                              Alliance Capital Management
                                                                              International

W. Edwin Jarmain                        Director                              President
                                                                              Jarmain Group, Inc.
                                                                              121 King Street
                                                                              W. Toronto, Ontario

Peter J. Tobin                          Director                              Dean
                                                                              Tobin College of Business Administration

                                        POSITION WITH ALLIANCE CAPITAL
NAME                                    MANAGEMENT L.P.(1)                    CURRENT OTHER CONNECTIONS

Robert H. Joseph, Jr.                   Senior Vice President and Chief         None
                                        Financial Officer
David R. Brewer, Jr.                    Senior Vice President and General       None
                                        Counsel





Notes


(1) Alliance is a limited partnership. Directors and Officers of Alliance are, in fact, Directors and Officers of the General Partner of Alliance, Alliance Capital Management Corporation.

(2) Prior to Alliance's acquisition on October 2, 2000 of the business and assets of SCB Inc., formerly known as Sanford C. Bernstein Inc. ("Bernstein") ("Bernstein Acquisition"), Mr. Sanders was Chairman of the Board and Chief Executive Officer of Bernstein.

(3) Prior to the Bernstein Acquisition, Mr. Hertog was Director, President and Chief Operating Officer of Bernstein.

(4) Prior to the Bernstein Acquisition, Mr. Lieberman was Senior Vice President-Finance and Administration of Bernstein.


THE BOSTON COMPANY ASSET MANAGEMENT, LLC

NAME                                     POSITION WITH THE BOSTON COMPANY    CURRENT OTHER CONNECTIONS
                                         ASSET MANAGEMENT, LLC

Francis D. Antin                                                             Director
                                                                             Boston Safe Advisors
                                                                             Boston, MA

                                                                             Director
                                                                             Certus Asset Advisors Corporation
                                                                             San Francisco, CA

                                                                             Director
                                                                             Newton Management LTD (UK)
                                                                             London, England

                                                                             Director
                                                                             TBCAM Holdings, Inc.
                                                                             Boston, MA

Stephen E. Canter                                                            Director
                                                                             Franklin Portfolio Associates, LLC
                                                                             Boston, MA

                                                                             Director
                                                                             Franklin Portfolio Holdings, Inc.
                                                                             Boston, MA

                                                                             Director
                                                                             Mellon Capital Management Corporation
                                                                             San Francisco, CA

                                                                             Director
                                                                             TBCAM Holdings, Inc.
                                                                             Boston, MA

                                                                             Director
                                                                             Newton Management LTD
                                                                             London, England

                                                                             Director
                                                                             The Dreyfus Corporation
                                                                             New York, NY

NAME                                     POSITION WITH THE BOSTON COMPANY    CURRENT OTHER CONNECTIONS
                                         ASSET MANAGEMENT, LLC

Christopher M. Condron                                                       Director
                                                                             Boston Safe Advisors
                                                                             Boston, MA

                                                                             Director
                                                                             Boston Safe Deposit and Trust Company
                                                                             Boston, MA

                                                                             Director
                                                                             Certus Asset Advisors Corporation
                                                                             San Francisco, CA

                                                                             Director
                                                                             Founders Asset Management, LLC
                                                                             Denver, CO

                                                                             Director
                                                                             Franklin Portfolio Associates, LLC
                                                                             Boston, MA

                                                                             Director
                                                                             Franklin Portfolio Holdings, Inc.
                                                                             Boston, MA

                                                                             Director
                                                                             Mellon Bank, N.A.
                                                                             Pittsburgh, PA

                                                                             Director
                                                                             Mellon Capital Management Corporation
                                                                             San Francisco, CA

                                                                             Director
                                                                             Mellon Financial Corporation
                                                                             Pittsburgh, PA

                                                                             Director
                                                                             TBCAM Holdings, Inc.
                                                                             Boston, MA

                                                                             Director
                                                                             The Boston Company, Inc.
                                                                             Boston, MA

                                                                             Director
                                                                             The Boston Company, Financial
                                                                               Strategies, Inc.
                                                                             Boston, MA

                                                                             Director
                                                                             The Dreyfus Corporation
                                                                             New York, NY
John J. Nagorniak                                                            Director
                                                                             Certus Asset Advisors Corporation
                                                                             San Francisco, CA

                                                                             Director
                                                                             Mellon Capital Management Corporation
                                                                             San Francisco, CA

                                                                             Director
                                                                             TBCAM Holdings, Inc.
                                                                             Boston, MA

NAME                                     POSITION WITH THE BOSTON COMPANY    CURRENT OTHER CONNECTIONS
                                         ASSET MANAGEMENT, LLC

Ronald P. O'Hanley                                                           Director
                                                                             Boston Safe Advisors
                                                                             Boston, MA

                                                                             Director
                                                                             Buck Consultants
                                                                             New York, NY

                                                                             Director
                                                                             Certus Asset Advisors Corporation
                                                                             San Francisco, CA

                                                                             Director
                                                                             Franklin Portfolio Associates, LLC
                                                                             Boston, MA

                                                                             Director
                                                                             Franklin Portfolio Holdings, Inc.
                                                                             Boston, MA

                                                                             Director
                                                                             Mellon Asset Management (Japan) Co, LTD
                                                                             Tokyo, Japan

                                                                             Director
                                                                             Mellon Capital Management Corporation
                                                                             San Francisco, CA

                                                                             Director
                                                                             Mellon-France Corporation
                                                                             Pittsburgh, PA

                                                                             Director
                                                                             Newton Management LTD (UK)
                                                                             London, England

                                                                             Director
                                                                             TBCAM Holdings, Inc.
                                                                             Boston, MA

                                                                             Director
                                                                             The Boston Company, Inc.
                                                                             Boston, MA
Scott F. Powers                                                              Director
                                                                             TBCAM Holdings, Inc.
                                                                             Boston, MA


FRED ALGER MANAGEMENT, INC.  None.

GEEWAX, TERKER & CO.  None.


HUSIC CAPITAL MANAGEMENT  None.


LEE MUNDER INVESTMENTS, LTD.

NAME                                     POSITION WITH LEE MUNDER           CURRENT OTHER CONNECTIONS
                                         INVESTMENTS, LTD.

Jonathan Stone                           Portfolio Manager                  Treasurer and Trustee
                                                                            The Gordon School
                                                                            45 Maxfield Avenue
                                                                            East Province, RI 02914

MELLON EQUITY ASSOCIATES, LLP

NAME                                     POSITION WITH MELLON EQUITY        CURRENT OTHER CONNECTIONS
                                         ASSOCIATES, LLP

Mellon Bank, N.A.                        Limited Partner                    None
Pittsburgh, PA

MMIP, Inc.                               General Partner                    None

Mellon Financial Corporation (formerly   Shareholder                        None
Mellon Bank Corporation)
Pittsburgh, PA

Ronald P. O'Hanley                       Chairman and Executive Committee   Chairman and Director
                                         Member                             Boston Safe Advisors, Inc.
                                                                            Boston, MA

                                                                            Executive Committee Member and Director
                                                                            Boston Safe Deposit and Trust Company
                                                                            Boston, MA

                                                                            Director
                                                                            Buck Consultants, Inc.
                                                                            New York, NY

                                                                            Director
                                                                            Certus Asset Advisors Corporation
                                                                            San Francisco, CA

                                                                            Director
                                                                            Franklin Portfolio Associates, LLC
                                                                            Boston, MA

                                                                            Director
                                                                            Franklin Portfolio Holdings, Inc.
                                                                            Boston, MA

                                                                            Trustee
                                                                            Laurel Capital Advisors
                                                                            Pittsburgh, PA

                                                                            Non-Resident Director
                                                                            Mellon Asset Management (Japan) Co. LTD
                                                                            Tokyo, Japan

                                                                            Trustee and Chairman
                                                                            Mellon Bond Associates
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            Mellon Capital Management Corporation
                                                                            San Francisco, CA

                                                                            Trustee and Chairman
                                                                            Mellon Equity Associates
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            Mellon-France Corporation
                                                                            Pittsburgh, PA

                                                                            Executive Committee Member and Director
                                                                            Newton Management LTD (UK)
                                                                            London, England

NAME                                     POSITION WITH MELLON EQUITY        CURRENT OTHER CONNECTIONS
                                         ASSOCIATES, LLP

                                                                            Partner and Representative
                                                                            Pareto Partners
                                                                            London, England

                                                                            Director
                                                                            TBCAM Holdings, Inc.
                                                                            Boston, MA

                                                                            Director
                                                                            The Boston Company Asset Management,
                                                                            LLC
                                                                            Boston, MA

                                                                            Executive Committee Member and Director
                                                                            The Boston Company, Inc.
                                                                            Boston, MA

                                                                            Vice Chairman
                                                                            The Dreyfus Corporation
                                                                            New York, NY

Christopher M. Condron                   Executive Committee Member         President and Director
                                                                            Boston Safe Advisors, Inc.
                                                                            Boston, MA

                                                                            Director
                                                                            Boston Safe Deposit and Trust Company
                                                                            Boston, MA

                                                                            Director
                                                                            The Boston Company Asset Management,
                                                                            LLC
                                                                            Boston, MA

                                                                            Vice Chairman and Director
                                                                            The Boston Company, Inc.
                                                                            Boston, MA

                                                                            President and Director
                                                                            The Boston Company Financial
                                                                            Strategies, Inc.
                                                                            Boston, MA

                                                                            Director
                                                                            Certus Asset Advisors Corporation
                                                                            San Francisco, CA

                                                                            Chairman and Director
                                                                            Founders Asset Management, LLC
                                                                            Denver, CO

                                                                            Chief Operating Officer/President and
                                                                            Director
                                                                            Mellon Bank, N.A.
                                                                            Pittsburgh, PA

                                                                            Executive Committee Member
                                                                            Mellon Bond Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            Mellon Capital Management Corporation
                                                                            San Francisco, CA

                                                                            Executive Committee Member
                                                                            Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

NAME                                     POSITION WITH MELLON EQUITY        CURRENT OTHER CONNECTIONS
                                         ASSOCIATES, LLP

                                                                            Chief Operating Officer, President and
                                                                            Director
                                                                            Mellon Financial Corporation
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            TBCAM Holdings, Inc.
                                                                            Boston, MA

                                                                            Chief Executive Officer, Chairman and
                                                                            Director
                                                                            The Dreyfus Corporation
                                                                            New York, NY

                                                                            Director
                                                                            Franklin Portfolio Associates, LLC
                                                                            Boston, MA

                                                                            Director
                                                                            Franklin Portfolio Holdings, Inc.
                                                                            Boston, MA

Stephen E. Canter                        Executive Committee Member         President, Chairman of the Board and
                                                                            Director
                                                                            Dreyfus Investment Advisors, Inc.
                                                                            200 Park Avenue
                                                                            New York, NY

                                                                            Member, Board of Managers
                                                                            Founders Asset Management, LLC
                                                                            Denver, CO

                                                                            Director
                                                                            Franklin Portfolio Associates, LLC
                                                                            Boston, MA

                                                                            Director
                                                                            Franklin Portfolio Holdings, Inc.
                                                                            Boston, MA

                                                                            Executive Committee Member
                                                                            Mellon Bond Associates, LLP
                                                                            Pittsburgh,  PA

                                                                            Executive Committee Member
                                                                            Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            Mellon Capital Management Corporation
                                                                            San Francisco, CA

                                                                            Director
                                                                            Newton Management Limited
                                                                            London, England

                                                                            Director
                                                                            TBCAM Holdings, Inc.
                                                                            Boston, MA

                                                                            Director
                                                                            The Boston Company Asset Management,
                                                                            LLC
                                                                            Boston, MA

                                                                            President, Chief Operating Officer,
                                                                            Director and CII
                                                                            The Dreyfus Corporation

NAME                                     POSITION WITH MELLON EQUITY        CURRENT OTHER CONNECTIONS
                                         ASSOCIATES, LLP

                                                                            President, Chief Executive Officer,
                                                                            Director and  Chairman
                                                                            The Dreyfus Trust Company

John J. Nagorniak                        Executive Committee Member         Director
                                                                            Certus Asset Advisors Corp.
                                                                            San Francisco, CA

                                                                            Chairman and Director
                                                                            Franklin Portfolio Holdings, Inc.
                                                                            Boston, MA

                                                                            Executive Committee Member
                                                                            Mellon Bond Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            Mellon Capital Management Corp.
                                                                            San Francisco, CA

                                                                            Executive Committee Member
                                                                            Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            The Boston Company Asset Mgmt.
                                                                            Holdings Inc.
                                                                            Boston, MA
William P. Rydell                        President/CEO and Executive        President and Chief Executive Officer
                                         Committee Member                   Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Group Manager
                                                                            The Dreyfus Corporation
                                                                            New York, NY
James M. Gockley                         Executive Committee Member         General Counsel
                                                                            Boston Safe Deposit and Trust Company
                                                                            Boston, MA

                                                                            Vice President
                                                                            Dreyfus Financial Services Corp.
                                                                            New York, NY

                                                                            Vice President
                                                                            Dreyfus Investment Services Corporation
                                                                            Pittsburgh, PA

                                                                            Chief Legal Officer and Vice President
                                                                            Franklin Portfolio Associates Trust
                                                                            Boston, MA

                                                                            Vice President
                                                                            Laurel Capital Advisors, LLP
                                                                            Pittsburgh, PA

                                                                            Vice President
                                                                            Mellon Accounting Services, Inc.
                                                                            Pittsburgh, PA

                                                                            Assistant General Counsel
                                                                            Mellon Bank Corporation
                                                                            Pittsburgh, PA

NAME                                     POSITION WITH MELLON EQUITY        CURRENT OTHER CONNECTIONS
                                         ASSOCIATES, LLP

                                                                            Assistant Secretary
                                                                            Mellon Bank, N.A.
                                                                            Pittsburgh, PA

                                                                            Executive Committee Member and Vice
                                                                            President
                                                                            Mellon Bond Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Vice President
                                                                            Mellon Capital Management Corporation
                                                                            San Francisco, CA

                                                                            Executive Committee Member and Vice
                                                                            President
                                                                            Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Vice President
                                                                            Mellon Financial Services Corp. #17
                                                                            Fort Lee, NJ

                                                                            Vice President
                                                                            Mellon- France Corporation
                                                                            Pittsburgh, PA

                                                                            Vice President
                                                                            Mellon Securities Trust Company
                                                                            New York, NY

                                                                            General Counsel
                                                                            The Boston Company, Inc.
                                                                            Boston, MA

Patricia K. Nichols                      Executive Vice President/Chief     Executive Vice President and Chief
                                         Operating Officer and Executive    Operating Officer
                                         Committee Member                   Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA
Robert A. Wilk                           Senior Vice President              Senior Vice President/Portfolio Manager
                                                                            Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Portfolio Manager
                                                                            The Dreyfus Corporation
                                                                            New York, NY
John R. O'Toole                          Senior Vice President              Senior Vice President/Senior Portfolio
                                                                                Manager
                                                                            Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Portfolio Manager
                                                                            The Dreyfus Corporation
                                                                            New York, NY
Steven A. Falci                          Senior Vice President              Senior Vice President/Senior Portfolio
                                                                                Manager
                                                                            Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Portfolio Manager
                                                                            The Dreyfus Corporation
                                                                            New York, NY

NAME                                     POSITION WITH MELLON EQUITY        CURRENT OTHER CONNECTIONS
                                         ASSOCIATES, LLP

Ronald P. Gala                           Senior Vice President              Senior Vice President and Portfolio
                                                                                Manager
                                                                            Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Portfolio Manager
                                                                            The Dreyfus Corporation
                                                                            New York, NY
John W. Keller                           Director of Equity Trading         Director of Equity Trading
                                                                            Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Trader
                                                                            The Dreyfus Corporation
                                                                            New York, NY


REAMS ASSET MANAGEMENT COMPANY, LLC

NAME                                      POSITION WITH REAMS ASSET         CURRENT OTHER CONNECTIONS
                                          MANAGEMENT COMPANY, LLC
Fred W. Reams                             Chairman                          Director
                                                                            Golf Trust of America
                                                                            14 N.. Adger's Wharf
                                                                            Charleston, SC  29401

David B. McKinney                         President                         None

Robert A. Crider                          Senior Vice President and         None
                                          Portfolio Manager

Mark M. Egan                              Senior Vice President and         None
                                          Portfolio Manager

David R. Milroy                           Senior Vice President and         None
                                          Portfolio Manager

Note: All listed individuals have been employed by Reams Asset Management Company for at least the last two years.

SANFORD C. BERNSTEIN & CO., LLC


Sanford C. Bernstein & Co., LLC ("Bernstein") is an indirect wholly owned subsidiary of Alliance Capital Management L.P. Alliance Capital Management LLC is the sole member of Bernstein and Alliance Capital Management L.P. is the sole member of Alliance Capital Management LLC. Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P.

Bernstein is: (1) an investment adviser registered with the Securities and Exchange Commission (the "SEC")); (2) a broker-dealer registered with the SEC;
(3) a futures commission merchant registered with the Commodity Futures Trading Commission (the "CFTC"); (4) a commodity trading advisor registered with the CFTC; (5) a commodity pool operator registered with the CFTC; (6) an International Dealer and Non-Canadian Advisor under the Securities Act of Ontario, Canada; (7) a Commodity Trading Manager under the Commodity Futures Act of Ontario, Canada; (8) an Advisor (Portfolio Manager and Investment Counsel (Foreign)) under the Securities Act of Alberta, Canada; (9) a Non-Resident Advisor (Portfolio Manager and Investment Counsel) under the Securities Act of British Columbia, Canada; (10) an Investment

Counsel (International Advisor) under the Securities Act of Manitoba, Canada;
(11) an Advisor and Broker-Dealer under the Licensing Act of Prince Edward Island, Canada; (12) an International Advisor (Portfolio Manager and Investment Counsel) under the Securities Act of Saskatchewan, Canada; (13) a Broker (Restricted) under the Securities Act of New Brunswick, Canada; (14) an International Advisor (Portfolio Manager and Investment Counsel) under the Securities Act of Newfoundland, Canada; (15) a member of: New York Stock Exchange, Inc.; the National Association of Securities Dealers, Inc.; Municipal Securities Rulemaking Board; Securities Investors Protection Corporation (SIPC); American Stock Exchange, Inc. (Associate Member); Boston Stock Exchange, Inc.; Chicago Stock Exchange, Inc.; National Securities Clearing Corporation (Participant); Depository Trust Company (Participant); The Options Clearing Corporation (Participant); The National Futures Association; Securities Industry Association, Inc.; and Pacific Exchange, Inc. (Electronic Member).



                                         POSITION WITH SANFORD C. BERNSTEIN
NAME                                     & CO., LLC                             CURRENT  OTHER CONNECTIONS

Lewis A. Sanders                         Chairman and Director                  Vice Chairman, Chief Investment Officer and
                                                                                Director
                                                                                Alliance Capital Management Corporation
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105

                                                                                Chairman of the Board, Chief Executive
                                                                                Officer and Director
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153

Marc O. Mayer                             Chief Executive Officer               Executive Vice President and President of
                                          and Director                          Institutional Services
                                                                                Alliance Capital Management Corporation
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105

                                                                                Senior Vice President and Senior Managing
                                                                                Director- Institutional Sales and Director
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153

Gerald M. Lieberman                       Chief Financial Officer and           Senior Vice President- Administration
                                          Director                              Alliance Capital Management L.P.
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105

                                                                                Senior Vice President- Finance and Administration
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153

                                                                                Chief Financial Officer
                                                                                Fidelity Investments (FMR Corp.)
                                                                                82 Devon Shire Boston MA02110
                                                                                Boston, MA 02109

John D. Carifa                         Director                                 Director, President and Chief
                                                                                Operating Officer
                                                                                Alliance Capital Management Corporation
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105

                                      POSITION WITH SANFORD C. BERNSTEIN
NAME                                  & CO., LLC                                CURRENT  OTHER CONNECTIONS

                                                                                Director, President and Chief
                                                                                Operating Officer
                                                                                Alliance Capital Management Holding L.P.
                                                                                (Predecessor of Alliance Capital Management L.P.)
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105

Michael T. Borgia                     Director, In Charge of                    Senior Vice President- Operations
                                      Operations                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153

Jean Margo Reid                       Director                                  General Counsel, Senior Vice President,
                                                                                Secretary and Director
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153

Marilyn G. Fedak                      (associated with Bernstein                Executive Vice President and Chief Investment
                                      as a dual employee)                       Officer- U.S. Value Equities
                                                                                Alliance Capital Management L.P.
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105


                                                                                Senior Vice President, Chief Investment
                                                                                Officer- U.S. Equities and Director
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153

Steven Pisarkiewicz                  (associated with Bernstein                 Chief Investment Officer- Structured Equities
                                     as a dual employee)                        Bernstein Unit
                                                                                Alliance Capital Management L.P.
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105

                                                                                Chief Investment Officer- Structured Equities
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153

Andrew S. Adelson                    (associated with Bernstein                 Executive Vice President and Chief Investment
                                     as a dual employee)                        Officer International Value Equities
                                                                                Alliance Capital Management L.P.
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105

                                                                                Chief Investment Officer International Value
                                                                                Equities, Senior Vice President and Director
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153

Mark A. Hamilton                     (associated with Bernstein                 Chief Investment Officer- UK
                                     as a dual employee)                        and European Bonds
                                                                                Alliance Capital Management L.P.
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105

                                                                                Chief Investment Officer- UK
                                                                                And European Bonds
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153

                                    POSITION WITH SANFORD C. BERNSTEIN
NAME                                & CO., LLC                                  CURRENT  OTHER CONNECTIONS

Seth J. Masters                     (associated with Bernstein                  Chief Investment Officer- Emerging
                                    as a dual employee)                         Markets Value Equities
                                                                                Alliance Capital Management L.P.
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105

                                                                                Chief Investment Officer- Emerging
                                                                                Markets
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153
Gregory R. Sawers                   (associated with Bernstein                  Chief Investment Officer- Small
                                    as a dual employee)                         Capitalization Equities
                                                                                Alliance Capital Management L.P.
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105
                                                                                Chief Investment Officer - Small
                                                                                Capitalization Equities
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153

Jeffrey W. Singer                   (associated with Bernstein                  Chief Investment Officer- Canadian
                                    as a dual employee)                         Value Equities
                                                                                Alliance Capital Management L.P.
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105

                                                                                Chief Investment Officer- Canadian
                                                                                Value Equities
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153

                                                                                Portfolio Manager
                                                                                Davis Distributors LLC
                                                                                124 E. Marcy Street
                                                                                Santa Fe, NM 87501

Francis H. Trainer, Jr.             (associated with Bernstein                  Senior Portfolio Manager- Fixed Income
                                    as a dual employee)                         Alliance Capital Management L.P.
                                                                                1345 Avenue of the Americas
                                                                                New York, NY 10105

                                                                                Chief Investment Officer- Fixed Income,
                                                                                Senior Vice President and Director
                                                                                Sanford C. Bernstein & Co., Inc.
                                                                                767 Fifth Avenue
                                                                                New York, NY 10153



SSGA FUNDS MANAGEMENT, INC. (FORMERLY, STATE STREET GLOBAL ADVISORS)



NAME                                   POSITION WITH SSGA FUNDS MANAGEMENT,     CURRENT OTHER CONNECTIONS
                                       INC.
Marshall N. Carter                     Director and Principal Executive         Retired Chairman
                                       Officer                                  State Street Bank and Trust Company
                                                                                225 Franklin Street
                                                                                Boston, MA 02110

David A. Spina                         Director and Principal Executive         Chairman and Chief Executive Officer
                                       Officer                                  State Street Bank and Trust Company
                                                                                225 Franklin Street
                                                                                Boston, MA 02110

NAME                                   POSITION WITH SSGA FUNDS MANAGEMENT,     CURRENT OTHER CONNECTIONS
                                       INC.
Nicholas A. Lopardo                    Director and Principal Executive         Vice Chairman
                                       Officer                                  State Street Bank and Trust Company
                                                                                225 Franklin Street
                                                                                Boston, MA 02110

Ronald E. Logue                        Director and Principal Executive         Vice Chairman and Chief Operating
                                       Officer                                  Officer
                                                                                State Street Bank and Trust Company
                                                                                225 Franklin Street
                                                                                Boston, MA 02110

John R. Towers                         Director and Principal Executive         Vice Chairman
                                       Officer                                  State Street Bank and Trust Company
                                                                                225 Franklin Street
                                                                                Boston, MA 02110

Tenley E. Albright, M.D.               Director                                 Chairman
                                                                                Western Resources, Inc.
                                                                                Two Commonwealth Avenue
                                                                                Boston, MA 02116-3134

David P. Gruber                        Director                                 Retired Chairman, Chief Executive
                                                                                Officer and Director
                                                                                Wyman- Gordon Company
                                                                                244 Worcester Street
                                                                                P.O. Box 8001
                                                                                North Grafton, MA 01536-8001

I. MacAllister Booth                   Director                                 Retired Chairman, President and
                                                                                Chief Executive Officer
                                                                                Polaroid Corporation
                                                                                P.O. Box 428
                                                                                68 Barnes Hill Road
                                                                                Concord, MA 01742

John M. Kucharski                      Director                                 Retired Chairman and Chief Executive
                                                                                Officer
                                                                                EG&G, Inc.
                                                                                45 William Street
                                                                                Wellesley, MA 02481

James I. Cash, Jr.                     Director                                 Professor of Business Administration
                                                                                Harvard University
                                                                                Cambridge, MA

Charles R. LaMantia                    Director                                 Retired Chairman and Chief Executive
                                                                                Officer
                                                                                Arthur D. Little, Inc.
                                                                                25 Acorn Park
                                                                                Cambridge, MA 02140

Truman S. Casner                       Director                                 Partner
                                                                                Ropes & Gray
                                                                                One International Place, 37th Floor
                                                                                Boston, MA 02110

Richard P. Sergel                      Director                                 President, Chief Executive Officer
                                                                                and Director
                                                                                National Grid USA
                                                                                25 Research Drive
                                                                                Westborough, MA 01582

Dennis J. Picard                       Director                                 Retired Chairman and Director
                                                                                Raytheon Company
                                                                                141 Spring Street
                                                                                Lexington, MA 02421

Arthur L. Goldstein                    Director                                 Chairman and Chief Executive Officer
                                                                                Ionics, Incorporated
                                                                                P.O. Box 9131
                                                                                Watertown, MA 02471-9131

NAME                                   POSITION WITH SSGA FUNDS MANAGEMENT,     CURRENT OTHER CONNECTIONS
                                       INC.
Diana Chapman Walsh                    Director                                 President
                                                                                Wellesley College
                                                                                106 Central Street
                                                                                Wellesley, MA 02481-8892


STERLING CAPITAL MANAGEMENT COMPANY:  None.

T. ROWE PRICE ASSOCIATES, INC.

T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. T. Rowe Price International, Inc. ("T. ROWE PRICE INTERNATIONAL") was incorporated in Maryland in 2000 to provide investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts,
T. Rowe Price International also sponsors registered investment companies which invest in foreign securities, serves as general partner of T. Rowe Price International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

T. Rowe Price Investment Services, Inc. ("INVESTMENT SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the Investment Companies which T. Rowe Price Associates, Inc. sponsors and serves as investment adviser (the "PRICE FUNDS"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

T. Rowe Price Associates Foundation, Inc. (the "FOUNDATION"), was incorporated in 1981 (and is not a subsidiary of T. Rowe Price Associates, Inc.). The Foundation's overall objective emphasizes various community needs by giving to a broad range of educational, civic, cultural, and health-related institutions. The Foundation has a very generous matching gift program whereby employee gifts designated to qualifying institutions are matched according to established guidelines.

T. Rowe Price Services, Inc. ("PRICE SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

T. Rowe Price Trust Company ("TRUST COMPANY"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Maryland-chartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and non-qualified employee benefit plans, individual retirement accounts, and common trust funds.

T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of T. Rowe Price Associates, Inc., it owns the technology rights, hardware, and software of T. Rowe Price Associates, Inc. and affiliated companies and provides technology services to them.

TRPH Corporation, a wholly owned subsidiary of T. Rowe Price Associates, Inc., was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.

T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by T. Rowe Price Associates, Inc. and invests in private financings of small companies with high growth potential; Threshold Fund Associates, Inc. is the General Partner of the partnership.

T. Rowe Price Stable Asset Management, Inc. ("STABLE ASSET MANAGEMENT"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as short-term fixed income securities.

T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company as its members) organized in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

T. Rowe Price (Canada), Inc. ("TRP CANADA") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.

T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, T. Rowe Price Associates, Inc. has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. It entered into agreements with McDonogh School and CMANE-McDonogh-

Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses T. Rowe Price Associates' transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

T. Rowe Price Strategic Partners Fund II, L.P. ("STRATEGIC PARTNERS FUNDS") is a Delaware limited partnership organized in 1992, for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of T. Rowe Price Strategic Partners Fund II, L.P. is T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc.


T. Rowe Fleming Asset Management Limited ("T. ROWE FLEMING"), an English corporation, is an investment adviser under the Investment Advisers Act of 1940.
T. Rowe Fleming will provide investment management services to Japanese investment trusts and other institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and
T. Rowe Fleming. T. Rowe Fleming is a corporate joint venture owned 50% by T. Rowe Price Associates, Inc. and 50% by Robert Fleming Asset Management Limited, a wholly owned subsidiary of Robert Fleming Holdings Limited. Formerly known as Fleming International Asset Management Limited ("FIAM"), the company changed its name to T. Rowe Fleming Asset Management Limited on June 8, 1999, following the formation of the joint venture.


Listed below are the directors, executive officers and managing directors of T. Rowe Price Associates, Inc. who have other substantial businesses, professions, vocations, or employment aside from their association with T. Rowe Price Associates, Inc.:

NAME                                     POSITION WITH T. ROWE PRICE ASSOCIATES, INC.     CURRENT OTHER CONNECTIONS

James E. Halbkat, Jr.                    Director                                         President
                                                                                          U.S. Monitor Corporation
                                                                                          P.O. Box 23109
                                                                                          Hilton Head Island, SC 29925

Donald B. Hebb, Jr.                      Director                                         Managing General Partner
                                                                                          ABS Capital Partners
                                                                                          One South Street, 25th Floor
                                                                                          Baltimore, MD 21202

Richard L. Menschel                      Director                                         Limited Partner
                                                                                          The Goldman Sachs Group, L.P
                                                                                          85 Broad Street, 2nd Floor
                                                                                          New York, NY 10004


Robert L. Strickland                     Director                                         Retired Chairman and Director
                                                                                          Lowe's Companies, Inc.
                                                                                          2000 W. First Street, Suite 604
                                                                                          Winston-Salem, NC 27104

NAME                              POSITION WITH T. ROWE PRICE ASSOCIATES, INC.          CURRENT OTHER CONNECTIONS

                                                                                        Director
                                                                                        Hannaford Bros., Co.

                                                                                        Director
                                                                                        Krispy Kreme Doughnuts, Inc.

Philip C. Walsh                   Director                                              None
Pleasant Valley
Peapack, NJ 07977

Anne Marie Whittemore             Director                                              Partner
                                                                                        McGuire, Woods, Battle & Boothe L.L.P.
                                                                                        One James Center
                                                                                        Richmond, VA 23219

                                                                                        Director
                                                                                        Owens & Minor, Inc.

                                                                                        Director
                                                                                        Fort James Corporation

                                                                                        Director
                                                                                        Albemarle Corporation


All of the following directors of T. Rowe Price Associates, Inc. are employees of T. Rowe Price Associates, Inc.


Edward C. Bernard                 Director and Managing Director                       Director and President
                                                                                       T. Rowe Price Insurance Agency, Inc.


                                                                                       Director and President
                                                                                       T. Rowe Price Investment Services, Inc.

                                                                                       Director
                                                                                       T. Rowe Price Services, Inc.

                                                                                       Vice President
                                                                                       TRP Distribution, Inc.

Henry H. Hopkins                  Director and Managing Director                       Director
                                                                                       T. Rowe Price Insurance Agency, Inc.

                                                                                       Vice President and Director
                                                                                       T. Rowe Price (Canada), Inc.

                                                                                       Vice President and Director
                                                                                       T. Rowe Price Investment Services, Inc.

                                                                                       Vice President and Director
                                                                                       T. Rowe Price Services, Inc.

                                                                                       Vice President and Director
                                                                                       T. Rowe Price Threshold Fund Associates, Inc.

                                                                                       Vice President and Director
                                                                                       T. Rowe Price Trust Company


                                                                                       Vice President and Director
                                                                                       TRP Distribution, Inc.

                                                                                       Vice President and Director
                                                                                       TRPH Corporation

                                                                                       Director
                                                                                       T. Rowe Price Insurance Agency, Inc.

NAME                           POSITION WITH T. ROWE PRICE ASSOCIATES, INC.          CURRENT OTHER CONNECTIONS
                                                                                     Vice President
                                                                                     T. Rowe Price International

                                                                                     Vice President
                                                                                     T. Rowe Price Real Estate Group, Inc.

                                                                                     Vice President
                                                                                     T. Rowe Price Retirement Plan Services, Inc.

                                                                                     Vice President
                                                                                     T. Rowe Price Stable Asset Management,
                                                                                     Inc.

                                                                                     Vice President
                                                                                     T. Rowe Price Strategic Partners Associates,
                                                                                     Inc.

James A.C. Kennedy             Director and Managing Director                        President and Director
                                                                                     T. Rowe Price Strategic Partners Associates,
                                                                                     Inc.

                                                                                     Director and Vice President
                                                                                     T. Rowe Price Threshold Fund Associates, Inc.

John H. Laporte, Jr.           Director and Managing Director                        None


William T. Reynolds            Director and Managing Director                        Chairman of the Board
                                                                                     T. Rowe Price Stable Asset Management, Inc.

                                                                                     Director
                                                                                     TRP Finance, Inc.

James S. Riepe                 Vice- Chairman of the Board, Director,                Chairman of the Board and President
                               and Managing Director                                 T. Rowe Price Trust Company

                                                                                     Chairman of the Board
                                                                                     T. Rowe Price (Canada), Inc.

                                                                                     Chairman of the Board
                                                                                     T. Rowe Price Investment Services, Inc.

                                                                                     Chairman of the Board
                                                                                     T. Rowe Price Investment Technologies,
                                                                                     Inc.

                                                                                     Chairman of the Board
                                                                                     T. Rowe Price Retirement Plan Services, Inc.

                                                                                     Chairman of the Board
                                                                                     T. Rowe Price Services, Inc.

                                                                                     Director
                                                                                     T. Rowe Price International

                                                                                     Director
                                                                                     T. Rowe Price Insurance Agency, Inc.

                                                                                     Director
                                                                                     TRPH Corporation

                                                                                     Director and President
                                                                                     TRP Distribution, Inc.

NAME                           POSITION WITH T. ROWE PRICE ASSOCIATES, INC.          CURRENT OTHER CONNECTIONS
                                                                                     Director and President
                                                                                     TRP Suburban Second, Inc.

                                                                                     Director and President
                                                                                     TRP Suburban, Inc.

                                                                                     Director and Vice President
                                                                                     T. Rowe Price Stable Asset Management, Inc.

George A. Roche                 Chairman of the Board, President and                 Chairman of the Board
                                Managing Director                                    TRP Finance, Inc.

                                                                                     Director
                                                                                     T. Rowe Price International

                                                                                     Director
                                                                                     T. Rowe Price Retirement Plan Services, Inc.

                                                                                     Director
                                                                                     T. Rowe Price Strategic Partners, Inc.

                                                                                     Director and Vice President
                                                                                     T. Rowe Price Threshold Fund Associates, Inc.

                                                                                     Director and Vice President
                                                                                     TRP Suburban Second, Inc.

                                                                                     Director and Vice President
                                                                                     TRP Suburban, Inc.

Brian C. Rogers                Director and Managing Director                        Vice President
                                                                                     T. Rowe Price Trust Company

M. David Testa                 Vice-Chairman of the Board,                           Director
                               Director, Chief Investment Officer,                   T. Rowe Price International
                               and Managing Director
                                                                                     President and Director
                                                                                     T. Rowe Price (Canada), Inc.

                                                                                     Director and Vice President
                                                                                     T. Rowe Price Trust Company

                                                                                     Director
                                                                                     TRPH Corporation

Martin G. Wade                 Director                                              Chairman
                                                                                     T. Rowe Price International

Michael A. Goff                Managing Director                                     Director and President
                                                                                     T. Rowe Price Investment Technologies, Inc.

Charles E. Vieth               Managing Director                                     Director and President
                                                                                     T. Rowe Price Retirement Plan Services, Inc.

                                                                                     Director and Vice President
                                                                                     T. Rowe Price Investment Services, Inc.

                                                                                     Director and Vice President
                                                                                     T. Rowe Price Services, Inc.

                                                                                     Vice President
                                                                                     T. Rowe Price (Canada), Inc.

NAME                           POSITION WITH T. ROWE PRICE ASSOCIATES, INC.          CURRENT OTHER CONNECTIONS
                                                                                     Vice President
                                                                                     T. Rowe Price Trust Company

                                                                                     Vice President
                                                                                     TRP Distribution, Inc.

Preston G. Athey               Managing Director                                     None

Brian W.H. Berghuis            Managing Director                                     None

Stephen W. Boesel              Managing Director                                     Vice President
                                                                                     T. Rowe Price Trust Company

John H. Cammack                Managing Director                                     Vice President
                                                                                     T. Rowe Price Investment Services, Inc.

                                                                                     Vice President
                                                                                     T. Rowe Price Trust Company

Gregory A. McCrickard          Managing Director                                     Vice President
                                                                                     T. Rowe Price Trust Company

Mary J. Miller                 Managing Director                                     None

Charles A. Morris              Managing Director                                     None

Nancy M. Morris                Managing Director                                     Vice President
                                                                                     T. Rowe Price International

                                                                                     Vice President
                                                                                     T. Rowe Price Investment Services, Inc.

                                                                                     Vice President
                                                                                     T. Rowe Price Stable Asset Management, Inc.

                                                                                     Director and Vice President
                                                                                     T. Rowe Price Savings Bank

                                                                                     Director and Vice President
                                                                                     T. Rowe Price Trust Company

George A. Murnaghan            Managing Director                                     Executive Vice President
                                                                                     T. Rowe Price International

                                                                                     Vice President
                                                                                     T. Rowe Price Investment Services, Inc.

                                                                                     Vice President
                                                                                     T. Rowe Price Trust Company

Maria Nalywayko                Managing Director                                     None

Edmund M. Notzon III           Managing Director                                     Vice President
                                                                                     T. Rowe Price Trust Company

Wayne D. O'melia               Managing Director                                     Director and President
                                                                                     T. Rowe Price Services, Inc.

                                                                                     Vice President
                                                                                     T. Rowe Price Trust Company

Larry J. Puglia                Managing Director                                     Vice President
                                                                                     T. Rowe Price (Canada), Inc.

John R. Rockwell               Managing Director                                     Director and Senior Vice President
                                                                                     T. Rowe Price Retirement Plan Services, Inc.

NAME                           POSITION WITH T. ROWE PRICE ASSOCIATES, INC.          CURRENT OTHER CONNECTIONS
                                                                                     Director and Vice President
                                                                                     T. Rowe Price Stable Asset Management, Inc.

                                                                                     Director and Vice President
                                                                                     T. Rowe Price Trust Company

                                                                                     Vice President
                                                                                     T. Rowe Price Investment Services, Inc.

R. Todd Ruppert                Managing Director                                             President and Director
                                                                                     TRPH Corporation

                                                                                     Vice President
                                                                                     T. Rowe Price Retirement Plan Services, Inc.

                                                                                     Vice President
                                                                                     T. Rowe Price Trust Company

Robert W. Smith                Managing Director                                     Vice President
                                                                                     T. Rowe Price International

William J. Stromberg           Managing Director                                     None

Mark J. Vaselkiv               Managing Director                                     Vice President
                                                                                     T. Rowe Price Recovery Fund Associates, Inc.

                                                                                     Vice President
                                                                                     T. Rowe Price Recovery Fund II Associates,
                                                                                     L.L.C.

Richard T. Whitney             Managing Director                                     Vice President
                                                                                     T. Rowe Price International

                                                                                     Vice President
                                                                                     T. Rowe Price Trust Company

         Certain directors and officers of T. Rowe Price Associates, Inc. are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

WESTERN ASSET MANAGEMENT


NAME                                POSITION WITH WESTERN ASSET MANAGEMENT               CURRENT OTHER CONNECTIONS

Edward A. Taber III                         Director                            Senior Executed Vice President
                                                                                Legg Mason Wood Walker, Inc.

                                                                                Senior Executive Vice President
                                                                                Legg Mason, Inc.

                                                                                Director and Chairman of the Board
                                                                                Legg Mason Real Estate Securities Advisors, Inc.

                                                                                Director and Chairman of the Board
                                                                                LM Institutional Advisors, Inc.

                                                                                Director and Chairman
                                                                                Legg Mason Fund Adviser, Inc.

                                                                                Director
                                                                                Batterymarch Financial
                                                                                Management, Inc.

NAME                                POSITION WITH WESTERN ASSET MANAGEMENT               CURRENT OTHER CONNECTIONS

Edward A. Taber III                                                             Director
                                                                                Brandywine Asset Management, Inc.

                                                                                Director
                                                                                Fairfield Group, Inc.

                                                                                Director
                                                                                Howard Weil Financial Corporation

                                                                                Director
                                                                                Howard, Weil, Labouisse, Friedrichs Incorporated

                                                                                Director
                                                                                Legg Mason Capital Management, Inc.

                                                                                Director
                                                                                Legg Mason Funds Management, Inc.

                                                                                Director
                                                                                Legg Mason Holdings Limited

                                                                                Director
                                                                                Legg Mason Trust, fsb

                                                                                Director
                                                                                LM Holdings Limited

                                                                                Director
                                                                                Western Asset Management Company, Ltd

Timothy C. Scheve                   Director                                    Executive Vice President
                                                                                Legg Mason, Inc.

                                                                                Director, Vice President and Treasurer
                                                                                Legg Mason Wood Walker, Incorporated

                                                                                Director and Vice President
                                                                                Legg Mason Tower, Inc.

                                                                                Secretary and Director
                                                                                Fairfield Group, Inc.

                                                                                Vice President
                                                                                Orchard Financial Services, Inc.

                                                                                Director
                                                                                Bartlett & Co.

                                                                                Director
                                                                                Berkshire Asset Management, Inc.

                                                                                Director
                                                                                Gray Seifert & Co., Inc.

                                                                                Director
                                                                                Legg Mason Capital Management, Inc.

                                                                                Director
                                                                                Legg Mason Fund Adviser, Inc.

                                                                                Director
                                                                                Legg Mason Fund Services, Inc.

                                                                                Director
                                                                                Legg Mason Funds Management, Inc.

NAME                                POSITION WITH WESTERN ASSET MANAGEMENT               CURRENT OTHER CONNECTIONS

                                                                                Director
                                                                                Western Asset Management Company, Ltd

                                                                                Director
                                                                                Legg Mason Limited

                                                                                Director
                                                                                Legg Mason Trust, fsb

                                                                                Director
                                                                                LM Fund Services, Inc.

Raymond A. Mason                    Director                                    Director, Chairman of the Board, President
                                                                                and Chief Executive Officer
                                                                                Legg Mason, Inc

                                                                                Chairman of the Board and Director
                                                                                Legg Mason Wood Walker, Incorporated

                                                                                Director, Chairman and President
                                                                                Legg Mason Holdings Limited

                                                                                Chairman and Director
                                                                                Legg Mason Funds Management, Inc.

                                                                                Director and President
                                                                                Legg Mason Tower, Inc.

                                                                                Director and President
                                                                                BMML, Inc.

                                                                                Director
                                                                                Batterymarch Financial Management, Inc.

                                                                                Director
                                                                                Berkshire Asset Management, Inc

                                                                                Director
                                                                                Brandywine Asset Management, Inc.

                                                                                Director
                                                                                Gray Seifert & Co., Inc.

                                                                                Director
                                                                                Howard Weil Financial Corporation

                                                                                Director
                                                                                Howard, Weil, Labouisse, Friedrichs Incorporated

                                                                                Director
                                                                                Legg Mason Capital Management, Inc.

                                                                                Director
                                                                                Legg Mason Fund Adviser, Inc.

                                                                                Director
                                                                                Legg Mason Limited

                                                                                Director
                                                                                Legg Mason Merchant Banking, Inc.

                                                                                Director
                                                                                Legg Mason Real Estate Services, Inc.

                                                                                Director
                                                                                LM Holdings Limited

NAME                                POSITION WITH WESTERN ASSET MANAGEMENT               CURRENT OTHER CONNECTIONS

                                                                                Director
                                                                                Western Asset Management Company, Ltd

Elisabeth N. Spector                Director                                    Senior Vice President
                                                                                Legg Mason, Inc.

                                                                                Senior Vice President
                                                                                Legg Mason Wood Walker, Inc.

                                                                                Director
                                                                                Batterymarch Financial Management, Inc.

                                                                                Director
                                                                                Brandywine Asset Management, Inc.

                                                                                Director
                                                                                Legg Mason Real Estate Securities
                                                                                Advisors, Inc.

                                                                                Director
                                                                                LM Holdings, Ltd.

James W. Hirschmann III             Director                                    Trustee
                                                                                Widener University

S. Kenneth Leech                    Director                                    None




WILSHIRE ASSOCIATES, INC.

NAME                         POSITION WITH WILSHIRE ASSOCIATES, INC.                 CURRENT OTHER CONNECTIONS

Dennis A. Tito               Chairman, President and Chief Executive Officer         Chairman and President
                                                                                     Summit Advisors, Inc.

ITEM 27.  Principal Underwriters


a. 1717 Capital Management Company ("1717") is the principal underwriter for the Fund.

b. Set forth below is certain information regarding the directors and officers of 1717, the principal underwriter for the Fund. Unless otherwise stated, the principal business address of the persons named below is 300 Continental Drive, Newark, Delaware 19713.



                                   (2)                   (3)
          (1)             POSITIONS AND OFFICES     POSITIONS AND
         NAME                     WITH                 OFFICES
                          PRINCIPAL UNDERWRITER    WITH REGISTRANT
         ----             ---------------------    ---------------
Mehran Assadi*.......    Director                 None
Mary Lynn Finelli*...    Director                 Vice President
Alan F. Hinkle*......    Director                 Vice President
Robert W. Kloss*.....    Director                 Chairman of the
                                                  Board and Trustee
Joan C. Tucker*......    Director                 None
Lance A. Reihl.......    President                None
Bryan Pfister........    Vice President           None
Rosanne Gatta*.......    Treasurer                President
Anthony Giampietro*..    Assistant Treasurer      Treasurer
Deborah Thiel Hall*..    Insurance Compliance     None
                         Officer
Anthony Mastrangelo*.    Assistant Financial      None
                         Reporting Officer
Todd R. Miller*......    Assistant Financial      Assistant Vice President and
                         Reporting Officer        Financial Reporting Officer


                                   (2)                   (3)
          (1)             POSITIONS AND OFFICES     POSITIONS AND
         NAME                     WITH                 OFFICES
                          PRINCIPAL UNDERWRITER    WITH REGISTRANT
         ----             ---------------------    ---------------
Alison Naylor........    Compliance Officer       None
Linda M. Springer*...    Financial Reporting      None
                         Officer
Kathleen Walsh.......    Chief Compliance         None
                         Officer
Sarah C. Large*......    Director                 Vice President
James D. Kestner*....    Director                 Vice President


----------

*    1000 Chesterbrook Boulevard, Berwyn, PA 19312


ITEM 28.  Location of Accounts and Records


The records required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by the Fund and Market Street Investment Management Company at 103 Bellevue Parkway, Wilmington, DE 19809 and 1000 Chesterbrook Boulevard, Berwyn, PA 19312, by PFPC Trust Company at 400 Bellevue Parkway, Wilmington, Delaware 19809, or by PFPC at 103 Bellevue Parkway, Wilmington, Delaware 19809, or for the International Portfolio by Citibank, N.A. 111 Wall Street, New York, New York 10043.


ITEM 29.  Management Services

Inapplicable.

ITEM 30.  Undertakings

Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania, on this 24th day of April, 2001.

                                          MARKET STREET FUND



                                               /s/ Rosanne Gatta
                                               ---------------------------------
                                          By:  Rosanne Gatta
                                               President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and the majority of its board of trustees in the capacities as of the dates indicated.

             SIGNATURE                         TITLE                   DATE

         /s/ Rosanne Gatta               President (Principal     April 24, 2001
------------------------------------     Executive Officer)
By:        ROSANNE GATTA

    /s/   Anthony T. Giampietro          Treasurer (Principal     April 24, 2001
------------------------------------     Financial and
By:    ANTHONY T. GIAMPIETRO             Accounting Officer)


       /s/  Robert W. Kloss              Trustee                  April 24, 2001
------------------------------------
By:       ROBERT W. KLOSS

                 *                       Trustee                  April 24, 2001
------------------------------------
By:          ALAN GART

                                         Trustee                  April 24, 2001
------------------------------------
By:     A. GILBERT HEEBNER

                 *                       Trustee                  April 24, 2001
------------------------------------
By:          LEO SLACK

                                         Trustee                  April 24, 2001
------------------------------------
By:      EDWARD S. STOUCH

       /s/  James Bernstein
------------------------------------
*By: JAMES BERNSTEIN, ESQUIRE
            Attorney-in-Fact,
      Pursuant to Power of Attorney

                                  EXHIBIT INDEX

Item 23.  Exhibits

(d)(3) Investment Subadvisory Agreement between Market Street Investment Management Company ("MSIM") and Alliance Capital Management L.P. respecting All Pro Broad Equity and All Pro Large Cap Growth Portfolios

(d)(8) Investment Subadvisory Agreement between MSIM and Lee Munder Investments, Ltd. respecting All Pro Small Cap Growth Portfolio

(d)(12) Investment Subadvisory Agreement between MSIM and State Street Global Advisors respecting Equity 500 Index Portfolio

(d)(13) Investment Subadvisory Agreement between MSIM and Sterling Capital Management LLC (formerly, "Sterling Capital Management Company") respecting All Pro Small Cap Value Portfolio

(e)(1) Distribution Agreement between Market Street Fund (the "Fund") and 1717 Capital Management Company ("1717")

(h)(1) Administration Agreement between the Fund and Provident Mutual Life Insurance Company ("PMLIC")

(h)(2)   Reimbursement Agreement between PMLIC and the Fund

(h)(3)   Participation Agreement among the Fund, PMLIC and 1717

(h)(4) Participation Agreement among the Fund, Providentmutual Life and Annuity Company of America, and 1717

(i)(3)   Opinion and Consent of James Bernstein, Esq.

(j)(1)   Consent of Sutherland Asbill & Brennan LLP

(j)(2)   Consent of PricewaterhouseCoopers LLP